STATEMENT OF ADDITIONAL INFORMATION



              DECEMBER 15, 2003, AS SUPPLEMENTED FEBRUARY 12, 2004




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated August 18, 2003, as supplemented February 12, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                                                               PAGE

General Information and History...................................................................................2
Services..........................................................................................................3
Purchase of Securities Being Offered..............................................................................3
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Accumulation Unit Values.........................................................................................11
Additional Tax Information......................................................................................275
Net Investment Factor ..........................................................................................287
Financial Statements ...........................................................................................288


GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.


The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601, serves as independent accountants for the separate account.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

The aggregate  amount of underwriting  commissions paid to  broker/dealers  was:
$64,849,297 in 2002. The product was not available in 2000 and 2001. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

The standardized average annual total returns for each Division (except the JNL/PPM America Money Market Division) for Contracts with maximum optional charges (Combination Death Benefit, EarningsMax, 20% Additional Free Withdrawal, and 4% Premium Credit) (includes deduction of insurance charges and the administration charge, but excludes the deduction for the 5-year withdrawal charge option) for the periods ended December 31, 2002, are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                               STANDARDIZED RETURN

                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        INVESTMENT DIVISION

JNL/AIM Large Cap Growth Division(11)                                     -35.88%               N/A                 -24.99%
JNL/AIM Premier Equity II Division(11)                                    -38.56%               N/A                 -27.12%
JNL/AIM Small Cap Growth Division(11)                                     -37.69%               N/A                 -22.79%
JNL/Alger Growth Division(1)                                              -43.40%             -3.59%                  1.60%
JNL/Alliance Capital Growth Division(4)                                   -41.30%               N/A                 -31.08%
JNL/Mellon Capital Management S&P 500 Index Division(12)                     N/A                N/A                 -32.59%
JNL/Mellon Capital Management S&P 400 MidCap Index Division(12)              N/A                N/A                 -24.58%
JNL/Mellon Capital Management Small Cap Index Division(12)                   N/A                N/A                 -30.28%
JNL/Mellon Capital Management Bond Index(12)                                 N/A                N/A                  -2.64%
JNL/Mellon Capital Management International Index Division(12)               N/A                N/A                 -24.24%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index

     Division(12)                                                            N/A                N/A                 -34.94%
JNL/Eagle Core Equity Division(2)                                         -31.08%             -2.75%                  2.95%
JNL/Eagle SmallCap Equity Division(2)                                     -33.25%             -5.59%                  1.30%
JNL/Janus Aggressive Growth Division(1)                                   -40.05%              0.10%                  4.05%
JNL/Janus Balanced Division(4)                                            -17.48%               N/A                 -10.37%
JNL/Janus Capital Growth Division(1)                                      -39.51%             -6.97%                 -0.12%
JNL/Janus Global Equities Divison(1)                                         N/A                N/A                    N/A
JNL/JPMorgan International Value Division(13)                                N/A                N/A                  -4.59%
JNL/Lazard Mid Cap Value Division(11)                                     -24.81%               N/A                 -12.42%
JNL/Lazard Small Cap Value Division(11)                                   -27.86%               N/A                 -14.34%
JNL/Oppenheimer Global Growth Division(10)                                -32.84%               N/A                 -25.64%
JNL/Oppenheimer Growth Division(10)                                       -35.69%               N/A                 -26.77%
JNL/PIMCO Total Return Bond Division(11)                                   -2.65%               N/A                  -3.34%
JNL/PPM America Balanced Division(1)                                      -13.01%              1.82%                  5.27%
JNL/PPM America High Yield Bond Division(1)                                -9.09%             -2.10%                  1.95%
JNL/PPM America Value Division(13)                                           N/A                N/A                   0.49%
JNL/Putnam Equity Division(1)                                             -34.52%             -7.46%                  1.14%
JNL/Putnam International Equity Division(1)                               -31.12%             -7.33%                 -3.24%
JNL/Putnam Midcap Growth Division(4)                                      -39.62%               N/A                 -28.57%
JNL/Putnam Value Equity Division(1)                                       -30.42%             -5.69%                  2.11%
JNL/Salomon Brothers Global Bond Division(1)                               -2.89%              1.90%                  4.58%
JNL/Salomon Brothers U.S. Government & Quality Bond Division(1)

     Bond Division(1)                                                      -0.04%              3.80%                  3.88%
JNL/T. Rowe Price Established Growth Division(1)                          -33.82%             -2.12%                  5.05%
JNL/T. Rowe Price Mid-Cap Growth Division(1)                              -32.46%              1.02%                  6.29%
JNL/T. Rowe Price Value Division(4)                                       -27.53%               N/A                  -7.59%
JNL/S&P Aggressive Growth Division I(6)                                   -28.93%               N/A                  -4.27%
JNL/S&P Conservative Growth Division I(5)                                 -19.58%               N/A                  -2.24%
JNL/S&P Equity Aggressive Growth Division I(9)                            -33.68%               N/A                  -6.54%
JNL/S&P Equity Growth Division I(8)                                       -33.84%               N/A                  -6.95%
JNL/S&P Moderate Growth Division I(6)                                     -23.56%               N/A                  -2.84%
JNL/S&P Very Aggressive Growth Division I(7)                              -33.66%               N/A                  -5.62%
JNL/S&P Core Index 50 Division(12)                                           N/A                N/A                 -32.01%
JNL/S&P Core Index 75 Division(12)                                           N/A                N/A                 -28.02%
JNL/S&P Core Index 100 Division(12)                                          N/A                N/A                 -24.07%
JNL/Mellon Capital Management the DowSM 10 Division(3)                    -20.80%               N/A                 -10.69%
JNL/Mellon Capital Management The S&P(R)10 Division(3)                    -28.74%               N/A                 -11.84%
JNL/Mellon Capital Management Global 15 Division(3)                       -24.60%               N/A                 -12.67%
JNL/Mellon Capital Management 25 Division(3)                              -22.54%               N/A                 -10.78%
JNL/Mellon Capital Management Select Small-Cap Division(3)                -28.36%               N/A                   0.95%
JNL/Mellon Capital Management Communications Sector Division(14)             N/A                N/A                    N/A
JNL/Mellon Capital Management Consumer Brands Sector Division(14)            N/A                N/A                    N/A
JNL/Mellon Capital Management Energy Sector Division(14)                     N/A                N/A                    N/A
JNL/Mellon Capital Management Financial Sector Division(14)                  N/A                N/A                    N/A
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector
   Division(14)                                                              N/A                N/A                    N/A
JNL/Mellon Capital Management Technology Sector Division(14)                 N/A                N/A                    N/A


1    Corresponding Fund commenced operations on October 16, 1995.
2    Corresponding Fund commenced operations on September 16, 1996.
3    Corresponding  Fund  commenced  operations  on July 6,  1999.  On
     December  15,  2003,  this  Curian Capital LLC ("Curian") replaced
     First Trust Advisors L.P. the as sub-adviser to this Fund.  On February 18,
     2004, Mellon Capital Management Corporation replaced Curian as the sub-adviser to this Fund.
4    Corresponding Fund commenced operations on May 1, 2000.
5    Corresponding Fund commenced operations on April 9, 1998.
6    Corresponding Fund commenced operations on April 8, 1998.
7    Corresponding Fund commenced operations on April 1, 1998.
8    Corresponding Fund commenced operations on April 13, 1998.
9    Corresponding Fund commenced operations on April 15, 1998.
10   Corresponding Fund commenced operations on May 1, 2001.
11   Corresponding Fund commenced operations on October 29, 2001.

12   Corresponding Fund commenced operations on January 15, 2002. On December
     15, 2003, Curian Capital LLC ("Curian") replaced Mellon Capital Management
     Corporation as the sub-adviser to the JNL/Mellon Capital Management S&P 500
     Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, and the JNL/Mellon Capital Management Small Cap Index Fund and Curian replaced J.P. Morgan Investment Management, Inc. as the sub-adviser to theJNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. On
     February 18, 2004, Mellon Capital Management Corporation replaced Curian as the sub-adviser to these Funds.

13   Corresponding Fund commenced operations on September 30, 2002.
14   Corresponding Fund commenced operations on December 15, 2003.  On
     December  15,  2003,  this  Curian Capital LLC ("Curian") replaced
     First Trust Advisors L.P. as the sub-adviser to this Fund.  On February 18,
     2004, Mellon Capital Management Corporation replaced Curian as the sub-adviser to this Fund.

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual Contract basis. The charge is ..10 basis points each quarter applied to the Benefit Base, as defined in the prospectus.

Currently the 4% premium credit is unavailable. This should be considered by new and existing contract owners prior to purchasing the contract and prior to making an additional premium payment.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

The non-standardized average annual total returns that each Investment Division
(except the JNL/PPM America Money Market Division) would have achieved if it had been invested in the corresponding Funds for the periods ending December 31, 2002, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are shown in the table below. The table shows non-standardized returns for Contracts with no optional endorsements.

                            NON-STANDARDIZED RETURN FOR A CONTRACT WITH NO ENDORSEMENTS

                                                                      ONE YEAR PERIOD    FIVE YEARS PERIOD
                                                                      ENDED DECEMBER     ENDED DECEMBER 31,    SINCE INCEPTION OF
                                                                         31, 2002               2002          INVESTMENT DIVISION

JNL/AIM Large Cap Growth Division(11)                                     -26.32%               N/A                 -16.75%
JNL/AIM Premier Equity II Division(11)                                    -29.05%               N/A                 -18.89%
JNL/AIM Small Cap Growth Division(11)                                     -28.15%               N/A                 -14.54%
JNL/Alger Growth Division(1)                                              -33.95%              -1.30%                 3.55%
JNL/Alliance Capital Growth Division(4)                                   -31.82%               N/A                 -25.46%
JNL/Mellon Capital Management S&P 500 Index Division(12)                    N/A                 N/A                 -22.95%
JNL/Mellon Capital Management S&P 400 MidCap Index Division(12)             N/A                 N/A                 -14.88%
JNL/Mellon Capital Management Small Cap Index Division(12)                  N/A                 N/A                 -20.67%
JNL/Mellon Capital Management Bond Index(12)                                N/A                 N/A                   7.36%
JNL/Mellon Capital Management International Index Division(12)              N/A                 N/A                 -14.55%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
  Division(12)                                                              N/A                 N/A                 -25.40%
JNL/Eagle Core Equity Division(2)                                         -21.44%              -0.47%                 4.96%
JNL/Eagle SmallCap Equity Division(2)                                     -23.65%              -3.25%                 3.34%
JNL/Janus Aggressive Growth Division(1)                                   -30.56%               2.32%                 5.97%
JNL/Janus Balanced Division(4)                                             -7.64%               N/A                  -6.00%
JNL/Janus Capital Growth Division(1)                                      -30.02%              -4.59%                 1.85%
JNL/JPMorgan International Value Division(13)                               N/A                 N/A                   N/A
JNL/Lazard Mid Cap Value Division(11)                                     -15.06%               N/A                  -4.13%
JNL/Lazard Small Cap Value Division(11)                                   -18.17%               N/A                  -6.05%
JNL/Oppenheimer Global Growth Division(10)                                -23.22%               N/A                 -18.83%
JNL/Oppenheimer Growth Division(10)                                       -26.15%               N/A                 -19.94%
JNL/PIMCO Total Return Bond Division(11)                                    7.60%               N/A                   5.16%
JNL/PPM America Balanced Division(1)                                       -3.05%               4.03%                 7.19%
JNL/PPM America High Yield Bond Division(1)                                 0.89%               0.17%                 3.90%
JNL/PPM America Value Division(13)                                          N/A                 N/A                   N/A
JNL/Putnam Equity Division(1)                                             -24.97%              -5.07%                 3.10%
JNL/Putnam International Equity Division(1)                               -21.49%              -4.93%                -1.19%
JNL/Putnam Midcap Growth Division(4)                                      -30.13%               N/A                 -23.17%
JNL/Putnam Value Equity Division(1)                                       -20.78%              -3.34%                 4.06%
JNL/Salomon Brothers Global Bond Division(1)                                7.14%               4.10%                 6.50%
JNL/Salomon Brothers U.S. Government & Quality Bond Division(1)            10.20%               6.00%                 5.82%
JNL/T. Rowe Price Established Growth Division(1)                          -24.21%               0.15%                 6.96%
JNL/T. Rowe Price Mid-Cap Growth Division(1)                              -22.82%               3.23%                 8.19%
JNL/T. Rowe Price Value Division(4)                                       -17.79%               N/A                  -3.29%
JNL/S&P Aggressive Growth Division I(6)                                   -19.19%               N/A                  -1.66%
JNL/S&P Conservative Growth Division I(5)                                  -9.52%               N/A                   0.35%
JNL/S&P Equity Aggressive Growth Division I(9)                            -24.09%               N/A                  -3.87%
JNL/S&P Equity Growth Division I(8)                                       -24.21%               N/A                  -4.25%
JNL/S&P Moderate Growth Division I(6)                                     -13.40%               N/A                  -0.20%
JNL/S&P Very Aggressive Growth Division I(7)                              -24.07%               N/A                  -2.99%
JNL/S&P Core Index 50 Division(12)                                          N/A                 N/A                 -22.46%
JNL/S&P Core Index 75 Division(12)                                          N/A                 N/A                 -18.40%
JNL/S&P Core Index 100 Division(12)                                         N/A                 N/A                 -14.35%
JNL/Mellon Capital Management the DowSM 10 Division(3)                    -10.90%               N/A                  -7.14%
JNL/Mellon Capital Management The S&P(R)10 Division(3)                    -19.00%               N/A                  -8.25%
JNL/Mellon Capital Management Global 15 Division(3)                       -14.81%               N/A                  -9.04%
JNL/Mellon Capital Management 25 Division(3)                              -12.70%               N/A                  -7.24%
JNL/Mellon Capital Management Select Small-Cap Division(3)                -18.62%               N/A                   4.09%
JNL/Mellon Capital Management Communications Sector Fund(14)                N/A                 N/A                    N/A
JNL/Mellon Capital Management Consumer Brands Sector Fund(14)               N/A                 N/A                    N/A
JNL/Mellon Capital Management Energy Sector Fund(14)                        N/A                 N/A                    N/A
JNL/Mellon Capital Management Financial Sector Fund(14)                     N/A                 N/A                    N/A
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector
Fund(14)                                                                    N/A                 N/A                    N/A
JNL/Mellon Capital Management Technology Sector Fund(14)                    N/A                 N/A                    N/A


1    Corresponding Fund commenced operations on October 16, 1995.
2    Corresponding Fund commenced operations on September 16, 1996.
3    Corresponding  Fund  commenced  operations  on July 6,  1999.  Prior  to
     December  15,  2003,  this  Fund was sub-advised by First Trust Advisors L.P.
     On December 15, 2003, Curian Capital LLC ("Curian") replaced First Trust Advisors L.P.
     as the sub-adviser to this Fund.  On February 18, 2004, Mellon Capital Management
     Corporation replaced Curian as the sub-adviser to this Fund.
4    Corresponding Fund commenced operations on May 1, 2000.
5    Corresponding Fund commenced operations on April 9, 1998.
6    Corresponding Fund commenced operations on April 8, 1998.
7    Corresponding Fund commenced operations on April 1, 1998.
8    Corresponding Fund commenced operations on April 13, 1998.
9    Corresponding Fund commenced operations on April 15, 1998.
10   Corresponding Fund commenced operations on May 1, 2001.
11   Corresponding Fund commenced operations on October 29, 2001.

12   Corresponding Fund commenced operations on January 15, 2002. On December
     15, 2003, Curian Capital LLC ("Curian") replaced Mellon Capital Management
     Corporation as the sub-adviser to the JNL/Mellon Capital Management S&P 500
     Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund and the JNL/Mellon Capital Management Small Cap Index Fund and Curian replaced
     J.P. Morgan Investment Management, Inc. as the sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund.

13   Corresponding Fund commenced operations on September 30, 2002.
14   Corresponding Fund commenced operations on December 15, 2003. On
     December 15, 2003, Curian Capital LLC ("Curian") replaced First Trust Advisors L.P.
     as the sub-adviser to this Fund.  On February 18, 2004, Mellon Capital Management
     Corporation replaced Curian as the sub-adviser to this Fund.

Prior to May 1, 1997, the JNL/PPM America Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Equity Division was the JNL/Phoenix Investment Counsel Growth Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Division was the JNL/PPM America Value Equity Division and the corresponding Fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the JNL/Putnam International Equity Division was the JNL/T. Rowe Price International Equity Fund and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

      a           =                 net  investment  income  earned during the period by the Fund  attributable  to shares owned by the Investment Division.
      b           =                 expenses  for  the  Investment   Division   accrued  for  the  period  (net  of
                                    reimbursements).
      c           =                 the average daily number of accumulation units outstanding during the period.
      d           =                 the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002, for each of the referenced Investment Divisions is as follows:

JNL/PPM America Balanced Division                                      1.55%
JNL/PPM America High Yield Bond Division                               7.51%
JNL/Salomon Brothers Global Bond Division                              5.09%
JNL/Salomon Brothers U.S. Government & Quality Bond Division           2.43%

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The JNL/PPM America Money Market Division's yield and effective yield for the seven-day period ended December 31, 2002, were -0.44% and -0.44%, respectively.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Series is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ACCUMULATION UNIT VALUES

Accumulation Unit Values
CONTRACT - M&E 1.25% (INCLUDES COMBINATION DEATH BENEFIT AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/AIM Premier Equity II Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.97
    End of period                                                                          $8.31
  Accumulation units outstanding
  at the end of period                                                                    13,064

JNL/Alger Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $16.50
    End of period                                                                         $12.77
  Accumulation units outstanding
  at the end of period                                                                     7,815

JNL/Alliance Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management S&P 500 Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management S&P 400 MidCap Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management Small Cap Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Mellon Capital Management International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Eagle Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Janus Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $18.30
    End of period                                                                         $17.96
  Accumulation units outstanding
  at the end of period                                                                     6,558

JNL/Janus Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Janus Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/JPMorgan International Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Lazard Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $11.11
  Accumulation units outstanding
  at the end of period                                                                     9,920

JNL/Lazard Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $11.56
    End of period                                                                          $9.46
  Accumulation units outstanding
  at the end of period                                                                    11,185

JNL/Oppenheimer Global Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Oppenheimer Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PIMCO Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PPM America Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $19.10
    End of period                                                                         $17.77
  Accumulation units outstanding
  at the end of period                                                                     6,538

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/PPM America Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam Midcap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of the period                                                                N/A (c)

JNL/Salomon Brothers Global Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of the period                                                                N/A (c)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/T. Rowe Price Established Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $25.75
    End of period                                                                         $21.29
  Accumulation units outstanding
  at the end of period                                                                     5,080

JNL/T. Rowe Price Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Equity Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Equity Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Very Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Core Index 50 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Core Index 75 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)

JNL/S&P Core Index 100 Division (c)
  Accumulation unit value:
    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management The DowSM 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management The S&P(R) 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management The Global 15 Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management 25 Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management Select Small-Cap Division (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (c)
    End of period                                                                         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                    N/A (c)


JNL/Mellon Capital Management Communications Sector Fund (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)


JNL/Mellon Capital Management Consumer Brands Sector Fund (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)


JNL/Mellon Capital Management Energy Sector Fund (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)


JNL/Mellon Capital Management Financial Sector Fund (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)


JNL/Mellon Capital Management Technology Sector Fund  (c)
  Accumulation unit value:

    Beginning of period                                                                   N/A (d)
    End of period                                                                         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                    N/A (d)

(a) Commencement of operations June 17, 2002.

(b) Commencement of operations July 15, 2002.

(c) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDED DEATH BENEFIT
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.44
    End of period                                                                                             $8.05
  Accumulation units outstanding
  at the end of period                                                                                       113,224

JNL/AIM Premier Equity II Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.30
    End of period                                                                                             $7.81
  Accumulation units outstanding
  at the end of period                                                                                       52,669

JNL/AIM Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.77
    End of period                                                                                             $8.30
  Accumulation units outstanding
  at the end of period                                                                                       108,280

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $17.92
    End of period                                                                                            $12.72
  Accumulation units outstanding
  at the end of period                                                                                       37,624

JNL/Alliance Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.45
    End of period                                                                                             $7.76
  Accumulation units outstanding
  at the end of period                                                                                       62,296


JNL/Mellon Capital Management S&P 500 Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)


JNL/Mellon Capital Management S&P 400 MidCap Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)


JNL/Mellon Capital Management Small Cap Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $9.98
    End of period                                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                                       96,757

JNL/Mellon Capital Management International Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.00
    End of period                                                                                             $8.53
  Accumulation units outstanding
  at the end of period                                                                                       140,393


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                      N/A (c)
    End of period                                                                                            N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (c)

JNL/Eagle Core Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.63
    End of period                                                                                            $13.43
  Accumulation units outstanding
  at the end of period                                                                                       68,959

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $15.59
    End of period                                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                                       59,693

JNL/Janus Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $24.02
    End of period                                                                                            $17.89
  Accumulation units outstanding
  at the end of period                                                                                       18,820

JNL/Janus Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.08
    End of period                                                                                             $8.45
  Accumulation units outstanding
  at the end of period                                                                                       176,271

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $17.21
    End of period                                                                                            $13.60
  Accumulation units outstanding
  at the end of period                                                                                       10,395

JNL/JPMorgan International Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                                       $6.36
    End of period                                                                                             $6.33
  Accumulation units outstanding
  at the end of period                                                                                        3,289

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $12.83
    End of period                                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                                       154,000

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $11.40
    End of period                                                                                             $9.44
  Accumulation units outstanding
  at the end of period                                                                                       123,077

JNL/Oppenheimer Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $8.63
    End of period                                                                                             $7.05
  Accumulation units outstanding
  at the end of period                                                                                       153,885

JNL/Oppenheimer Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $8.80
    End of period                                                                                             $6.89
  Accumulation units outstanding
  at the end of period                                                                                       63,660

JNL/PIMCO Total Return Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $12.50
    End of period                                                                                            $13.19
  Accumulation units outstanding
  at the end of period                                                                                       441,234

JNL/PPM America Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $18.44
    End of period                                                                                            $17.70
  Accumulation units outstanding
  at the end of period                                                                                       165,008

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $13.15
    End of period                                                                                            $13.35
  Accumulation units outstanding
  at the end of period                                                                                       124,707

JNL/PPM America Money Market Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $12.54
    End of period                                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                                       280,391

JNL/PPM America Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.83
    End of period                                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                                        3,824

JNL/Putnam Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $18.26
    End of period                                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                                        9,642

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $11.16
    End of period                                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                                       95,683

JNL/Putnam Midcap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                       $6.68
    End of period                                                                                             $4.94
  Accumulation units outstanding
  at the end of period                                                                                       97,140

JNL/Putnam Value Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                      $18.28
    End of period                                                                                            $15.03
  Accumulation units outstanding
  at the end of the period                                                                                   43,465

JNL/Salomon Brothers Global Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $15.02
    End of period                                                                                            $15.90
  Accumulation units outstanding
  at the end of the period                                                                                   70,227

JNL/Salomon Brothers U.S. Government & Quality Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $14.17
    End of period                                                                                            $15.37
  Accumulation units outstanding
  at the end of period                                                                                       249,752

JNL/T. Rowe Price Established Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $23.09
    End of period                                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                                       82,484

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $25.22
    End of period                                                                                            $21.21
  Accumulation units outstanding
  at the end of period                                                                                       75,918

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $10.87
    End of period                                                                                             $9.11
  Accumulation units outstanding
  at the end of period                                                                                       336,708

JNL/S&P Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.75
    End of period                                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                                       195,835

JNL/S&P Conservative Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                      $11.00
    End of period                                                                                            $10.10
  Accumulation units outstanding
  at the end of period                                                                                       747,818

JNL/S&P Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.13
    End of period                                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                                       77,031

JNL/S&P Equity Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.16
    End of period                                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                                       207,081

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.90
    End of period                                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                                      1,064,743

JNL/S&P Very Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.79
    End of period                                                                                             $8.60
  Accumulation units outstanding
  at the end of period                                                                                       74,652

JNL/S&P Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $9.46
    End of period                                                                                             $7.74
  Accumulation units outstanding
  at the end of period                                                                                       16,832

JNL/S&P Core Index 75 Division (h)
  Accumulation unit value:
    Beginning of period                                                                                       $9.60
    End of period                                                                                             $8.15
  Accumulation units outstanding
  at the end of period                                                                                       108,156

JNL/S&P Core Index 100 Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.80
    End of period                                                                                             $8.56
  Accumulation units outstanding
  at the end of period                                                                                       298,650


JNL/Mellon Capital Management The DowSM 10 Division (a)
  Accumulation unit value:

    Beginning of period                                                                                       $8.38
    End of period                                                                                             $7.68
  Accumulation units outstanding
  at the end of period                                                                                       492,647


JNL/Mellon Capital Management The S&P(R) 10 Division (i)
   Accumulation unit value:

    Beginning of period                                                                                       $9.92
    End of period                                                                                             $7.37
  Accumulation units outstanding
  at the end of period                                                                                       280,949


JNL/Mellon Capital Management The Global 15 Division (i)
  Accumulation unit value:

    Beginning of period                                                                                       $9.04
    End of period                                                                                             $7.15
  Accumulation units outstanding
  at the end of period                                                                                       240,286


JNL/Mellon Capital Management 25 Division (i)
  Accumulation unit value:

    Beginning of period                                                                                       $9.76
    End of period                                                                                             $7.65
  Accumulation units outstanding
  at the end of period                                                                                       275,854


JNL/Mellon Capital Management Select Small-Cap Division (i)
  Accumulation unit value:

    Beginning of period                                                                                      $15.31
    End of period                                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                                       176,927


JNL/Mellon Capital Management Communications Sector Fund (m)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (m)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Energy Sector Fund (m)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Financial Sector Fund (m)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (m)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Technology Sector Fund (m)
  Accumulation unit value:

    Beginning of period                                                                                       N/A)
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

(a)    Commencement of operations January 18, 2002.
(b)    Commencement of operations February 7, 2002.
(c)    Commencement of operations February 8, 2002.
(d)    Commencement of operations February 11, 2002.
(e)    Commencement of operations February 12, 2002.
(f)    Commencement of operations February 14, 2002.
(g)    Commencement of operations February 15, 2002.
(h)    Commencement of operations February 22, 2002.
(i)    Commencement of operations May 20, 2002.
(j)    Commencement of operations November 1, 2002.
(k)    Commencement of operations December 5, 2002.
(l)    Commencement of operations March 4, 2002.
(m) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.40% (INCLUDES COMBINATION DEATH BENEFIT)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                   DECEMBER 31,
                                                                                                           2002

JNL/AIM Large Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $10.21
    End of period                                                                                          $8.04
  Accumulation units outstanding
  at the end of period                                                                                    31,732

JNL/AIM Premier Equity II Division (i)
  Accumulation unit value:
    Beginning of period                                                                                   $10.85
    End of period                                                                                          $7.80
  Accumulation units outstanding
  at the end of period                                                                                    23,506

JNL/AIM Small Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $10.46
    End of period                                                                                          $8.29
  Accumulation units outstanding
  at the end of period                                                                                    51,311

JNL/Alger Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $17.70
    End of period                                                                                         $12.63
  Accumulation units outstanding
  at the end of period                                                                                    40,998

JNL/Alliance Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $10.23
    End of period                                                                                          $7.73
  Accumulation units outstanding
  at the end of period                                                                                    79,381


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                                    $9.97
    End of period                                                                                         $10.71
  Accumulation units outstanding
  at the end of period                                                                                    66,903

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                    $9.62
    End of period                                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                                    55,369


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

JNL/Eagle Core Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                   $17.38
    End of period                                                                                         $13.35
  Accumulation units outstanding
  at the end of period                                                                                    45,251

JNL/Eagle SmallCap Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                   $16.15
    End of period                                                                                         $12.11
  Accumulation units outstanding
  at the end of period                                                                                    48,295

JNL/Janus Aggressive Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $22.91
    End of period                                                                                         $17.75
  Accumulation units outstanding
  at the end of period                                                                                    23,094

JNL/Janus Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                                    $9.14
    End of period                                                                                          $8.42
  Accumulation units outstanding
  at the end of period                                                                                    79,128

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $16.84
    End of period                                                                                         $13.50
  Accumulation units outstanding
  at the end of period                                                                                    22,402

JNL/JPMorgan International Value Division (q)
  Accumulation unit value:
    Beginning of period                                                                                    $6.25
    End of period                                                                                          $6.30
  Accumulation units outstanding
  at the end of period                                                                                     2,171

JNL/Lazard Mid Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $12.91
    End of period                                                                                         $11.03
  Accumulation units outstanding
  at the end of period                                                                                    70,519

JNL/Lazard Small Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $11.15
    End of period                                                                                          $9.40
  Accumulation units outstanding
  at the end of period                                                                                    72,723

JNL/Oppenheimer Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                    $8.68
    End of period                                                                                          $7.03
  Accumulation units outstanding
  at the end of period                                                                                    119,483

JNL/Oppenheimer Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                    $8.65
    End of period                                                                                          $6.87
  Accumulation units outstanding
  at the end of period                                                                                    36,091

JNL/PIMCO Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $12.45
    End of period                                                                                         $13.12
  Accumulation units outstanding
  at the end of period                                                                                    184,175

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $18.40
    End of period                                                                                         $17.57
  Accumulation units outstanding
  at the end of period                                                                                    114,414

JNL/PPM America High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                   $13.28
    End of period                                                                                         $13.25
  Accumulation units outstanding
  at the end of period                                                                                    64,076

JNL/PPM America Money Market Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $12.47
    End of period                                                                                         $12.43
  Accumulation units outstanding
  at the end of period                                                                                    126,368

JNL/PPM America Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                                   $11.45
    End of period                                                                                         $10.93
  Accumulation units outstanding
  at the end of period                                                                                     4,144

JNL/Putnam Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $17.55
    End of period                                                                                         $14.44
  Accumulation units outstanding
  at the end of period                                                                                     5,683

JNL/Putnam International Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $11.15
    End of period                                                                                          $9.27
  Accumulation units outstanding
  at the end of period                                                                                    73,013

JNL/Putnam Midcap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                    $6.43
    End of period                                                                                          $4.92
  Accumulation units outstanding
  at the end of period                                                                                    24,404

JNL/Putnam Value Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $17.80
    End of period                                                                                         $14.92
  Accumulation units outstanding
  at the end of the period                                                                                27,589

JNL/Salomon Brothers Global Bond Division (s)
  Accumulation unit value:
    Beginning of period                                                                                   $15.11
    End of period                                                                                         $15.78
  Accumulation units outstanding
  at the end of the period                                                                                40,592

JNL/Salomon Brothers U.S. Government & Quality Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $14.12
    End of period                                                                                         $15.25
  Accumulation units outstanding
  at the end of period                                                                                    200,425

JNL/T. Rowe Price Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $22.60
    End of period                                                                                         $18.49
  Accumulation units outstanding
  at the end of period                                                                                    73,513

JNL/T. Rowe Price Mid-Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $25.29
    End of period                                                                                         $21.04
  Accumulation units outstanding
  at the end of period                                                                                    37,653

JNL/T. Rowe Price Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $10.60
    End of period                                                                                          $9.09
  Accumulation units outstanding
  at the end of period                                                                                    212,633

JNL/S&P Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.97
    End of period                                                                                          $9.13
  Accumulation units outstanding
  at the end of period                                                                                    230,240

JNL/S&P Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.94
    End of period                                                                                         $10.05
  Accumulation units outstanding
  at the end of period                                                                                    253,103

JNL/S&P Equity Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.38
    End of period                                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                                    62,697

JNL/S&P Equity Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $10.20
    End of period                                                                                          $8.05
  Accumulation units outstanding
  at the end of period                                                                                    105,602

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                   $11.08
    End of period                                                                                          $9.79
  Accumulation units outstanding
  at the end of period                                                                                    753,526

JNL/S&P Very Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                   $11.12
    End of period                                                                                          $8.55
  Accumulation units outstanding
  at the end of period                                                                                    17,702

JNL/S&P Core Index 50 Division (p)
  Accumulation unit value:
    Beginning of period                                                                                    $7.91
    End of period                                                                                          $7.74
  Accumulation units outstanding
  at the end of period                                                                                     5,324

JNL/S&P Core Index 75 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                    $9.78
    End of period                                                                                          $8.14
  Accumulation units outstanding
  at the end of period                                                                                    11,594

JNL/S&P Core Index 100 Division (l)
  Accumulation unit value:
    Beginning of period                                                                                    $9.94
    End of period                                                                                          $8.55
  Accumulation units outstanding
  at the end of period                                                                                    101,997


JNL/Mellon Capital Management The DowSM 10 Division (h)
  Accumulation unit value:

    Beginning of period                                                                                    $9.45
    End of period                                                                                          $7.66
  Accumulation units outstanding
  at the end of period                                                                                    217,395


JNL/Mellon Capital Management The S&P(R) 10 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                    $9.90
    End of period                                                                                          $7.34
  Accumulation units outstanding
  at the end of period                                                                                    119,934


JNL/Mellon Capital Management Global 15 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                    $8.69
    End of period                                                                                          $7.12
  Accumulation units outstanding
  at the end of period                                                                                    97,239


JNL/Mellon Capital Management 25 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                    $9.54
    End of period                                                                                          $7.63
  Accumulation units outstanding
  at the end of period                                                                                    125,186


JNL/Mellon Capital Management Select Small-Cap Division (n)
  Accumulation unit value:

    Beginning of period                                                                                   $15.43
    End of period                                                                                         $11.40
  Accumulation units outstanding
  at the end of period                                                                                    66,919


JNL/Mellon Capital Management Communications Sector Fund (t)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (t)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (t)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (t)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (t)
  Accumulation unit value:

    Beginning of period                                                                                     N/A
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (t)
  Accumulation unit value:

    Beginning of period                                                                                    N/A)
    End of period                                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                                      N/A

(a)    Commencement of operations January 28, 2002.
(b)    Commencement of operations February 8, 2002.
(c)    Commencement of operations February 11, 2002.
(d)    Commencement of operations February 14, 2002.
(e)    Commencement of operations February 19, 2002.
(f)    Commencement of operations February 20, 2002.
(g)    Commencement of operations February 25, 2002.
(h)    Commencement of operations March 4, 2002.
(i)    Commencement of operations March 20, 2002.
(j)    Commencement of operations March 25, 2002.
(k)    Commencement of operations March 26, 2002.
(l)    Commencement of operations April 4, 2002.
(m)    Commencement of operations April 24, 2002.
(n)    Commencement of operations May 14, 2002.
(o)    Commencement of operations May 30, 2002.
(p)    Commencement of operations September 4, 2002.
(q)    Commencement of operations November 1, 2002.
(r)    Commencement of operations December 2, 2002.
(s)    Commencement of operations April 8, 2002.
(t) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002
JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $10.68
    End of period                                                                                       $8.04
  Accumulation units outstanding
  at the end of period                                                                                  12,265

JNL/AIM Premier Equity II Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $10.09
    End of period                                                                                       $7.80
  Accumulation units outstanding
  at the end of period                                                                                  7,886

JNL/AIM Small Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $11.04
    End of period                                                                                       $8.29
  Accumulation units outstanding
  at the end of period                                                                                  33,911

JNL/Alger Growth Division (t)
  Accumulation unit value:
    Beginning of period                                                                                 $18.30
    End of period                                                                                       $12.59
  Accumulation units outstanding
  at the end of period                                                                                  13,375

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $10.20
    End of period                                                                                       $7.71
  Accumulation units outstanding
  at the end of period                                                                                  11,863


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $10.00
    End of period                                                                                       $10.71
  Accumulation units outstanding
  at the end of period                                                                                  48,780

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $9.96
    End of period                                                                                       $8.52
  Accumulation units outstanding
  at the end of period                                                                                  59,645


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $17.35
    End of period                                                                                       $13.31
  Accumulation units outstanding
  at the end of period                                                                                  13,935

JNL/Eagle SmallCap Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $15.75
    End of period                                                                                       $12.07
  Accumulation units outstanding
  at the end of period                                                                                  5,159

JNL/Janus Aggressive Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $22.83
    End of period                                                                                       $17.69
  Accumulation units outstanding
  at the end of period                                                                                  19,568

JNL/Janus Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $9.06
    End of period                                                                                       $8.41
  Accumulation units outstanding
  at the end of period                                                                                  17,199

JNL/Janus Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $16.59
    End of period                                                                                       $13.45
  Accumulation units outstanding
  at the end of period                                                                                  8,459

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (v)
    End of period                                                                                      N/A (v)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (v)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $13.05
    End of period                                                                                       $11.00
  Accumulation units outstanding
  at the end of period                                                                                  31,702

JNL/Lazard Small Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $11.29
    End of period                                                                                       $9.37
  Accumulation units outstanding
  at the end of period                                                                                  52,324

JNL/Oppenheimer Global Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $8.75
    End of period                                                                                       $7.03
  Accumulation units outstanding
  at the end of period                                                                                  29,061

JNL/Oppenheimer Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $8.96
    End of period                                                                                       $6.87
  Accumulation units outstanding
  at the end of period                                                                                  5,052

JNL/PIMCO Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $12.44
    End of period                                                                                       $13.09
  Accumulation units outstanding
  at the end of period                                                                                  97,236

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $18.79
    End of period                                                                                       $17.50
  Accumulation units outstanding
  at the end of period                                                                                  18,956

JNL/PPM America High Yield Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $12.98
    End of period                                                                                       $13.20
  Accumulation units outstanding
  at the end of period                                                                                  32,045

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $12.41
    End of period                                                                                       $12.37
  Accumulation units outstanding
  at the end of period                                                                                  55,558

JNL/PPM America Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                                 $11.19
    End of period                                                                                       $10.93
  Accumulation units outstanding
  at the end of period                                                                                   166

JNL/Putnam Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $17.40
    End of period                                                                                       $14.38
  Accumulation units outstanding
  at the end of period                                                                                  18,472

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $11.71
    End of period                                                                                       $9.24
  Accumulation units outstanding
  at the end of period                                                                                  21,232

JNL/Putnam Midcap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $6.40
    End of period                                                                                       $4.92
  Accumulation units outstanding
  at the end of period                                                                                  9,542

JNL/Putnam Value Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $17.90
    End of period                                                                                       $14.86
  Accumulation units outstanding
  at the end of the period                                                                              35,018

JNL/Salomon Brothers Global Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $14.95
    End of period                                                                                       $15.72
  Accumulation units outstanding
  at the end of the period                                                                              17,267

JNL/Salomon Brothers U.S. Government & Quality Bond Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $13.97
    End of period                                                                                       $15.19
  Accumulation units outstanding
  at the end of period                                                                                 144,258

JNL/T. Rowe Price Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                                 $22.77
    End of period                                                                                       $18.42
  Accumulation units outstanding
  at the end of period                                                                                  22,644

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $25.75
    End of period                                                                                       $20.96
  Accumulation units outstanding
  at the end of period                                                                                  19,061

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                 $10.79
    End of period                                                                                       $9.07
  Accumulation units outstanding
  at the end of period                                                                                  50,904

JNL/S&P Aggressive Growth Division I (w)
  Accumulation unit value:
    Beginning of period                                                                                 $11.28
    End of period                                                                                       $9.11
  Accumulation units outstanding
  at the end of period                                                                                  28,707

JNL/S&P Conservative Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                 $11.17
    End of period                                                                                       $10.02
  Accumulation units outstanding
  at the end of period                                                                                 100,482

JNL/S&P Equity Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                 $10.25
    End of period                                                                                       $8.19
  Accumulation units outstanding
  at the end of period                                                                                  10,640

JNL/S&P Equity Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $10.05
    End of period                                                                                       $8.03
  Accumulation units outstanding
  at the end of period                                                                                  38,840

JNL/S&P Moderate Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                 $11.03
    End of period                                                                                       $9.77
  Accumulation units outstanding
  at the end of period                                                                                 139,370

JNL/S&P Very Aggressive Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                                 $11.43
    End of period                                                                                       $8.53
  Accumulation units outstanding
  at the end of period                                                                                  29,769

JNL/S&P Core Index 50 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.99
    End of period                                                                                       $7.73
  Accumulation units outstanding
  at the end of period                                                                                   312

JNL/S&P Core Index 100 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                 $10.04
    End of period                                                                                       $8.54
  Accumulation units outstanding
  at the end of period                                                                                  18,745

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $9.52
    End of period                                                                                       $8.14
  Accumulation units outstanding
  at the end of period                                                                                  21,207


JNL/Mellon Capital Management The DowSM 10 Division (d)
  Accumulation unit value:

    Beginning of period                                                                                 $8.64
    End of period                                                                                       $7.64
  Accumulation units outstanding
  at the end of period                                                                                 105,586


JNL/Mellon Capital Management The S&P(R) 10 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                 $9.97
    End of period                                                                                       $7.33
  Accumulation units outstanding
  at the end of period                                                                                  53,406


JNL/Mellon Capital Management The Global 15 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                 $9.05
    End of period                                                                                       $7.11
  Accumulation units outstanding
  at the end of period                                                                                  43,257


JNL/Mellon Capital Management 25 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                 $9.78
    End of period                                                                                       $7.61
  Accumulation units outstanding
  at the end of period                                                                                  49,772


JNL/Mellon Capital Management Select Small-Cap Division (r)
  Accumulation unit value:

    Beginning of period                                                                                 $15.45
    End of period                                                                                       $11.38
  Accumulation units outstanding
  at the end of period                                                                                  30,995


JNL/Mellon Capital Management Communications Sector Fund (v)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (v)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Energy Sector Fund (v)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Financial Sector Fund (v)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (v)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Technology Sector Fund (v)
  Accumulation unit value:

    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a)    Commencement of operations February 4, 2002.
(b)    Commencement of operations February 7, 2002.
(c)    Commencement of operations February 11, 2002.
(d)    Commencement of operations February 15, 2002.
(e)    Commencement of operations February 20, 2002.
(f)    Commencement of operations February 22, 2002.
(g)    Commencement of operations February 26, 2002.
(h)    Commencement of operations March 1, 2002.
(i)    Commencement of operations March 5, 2002.
(j)    Commencement of operations March 13, 2002.
(k)    Commencement of operations March 19, 2002.
(l)    Commencement of operations March 26, 2002.
(m)    Commencement of operations March 27, 2002.
(n)    Commencement of operations April 1, 2002.
(o)    Commencement of operations April 8, 2002.
(p)    Commencement of operations May 3, 2002.
(q)    Commencement of operations May 6, 2002.
(r)    Commencement of operations May 17, 2002.
(s)    Commencement of operations December 17, 2002.
(t)    Commencement of operations March 14, 2002.
(u)    Commencement of operations March 6, 2002.
(v) These investment divisions had not commenced operations as of December 31, 2002.
(w)    Commencement of operations March 25, 2002.


Accumulation Unit Values
CONTRACT - M&E 1.545% (INCLUDES PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $8.13
    End of period                                                                                       $8.03
  Accumulation units outstanding
  at the end of period                                                                                  2,287

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/AIM Small Cap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $8.43
    End of period                                                                                       $8.28
  Accumulation units outstanding
  at the end of period                                                                                  3,341

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $12.75
    End of period                                                                                       $12.50
  Accumulation units outstanding
  at the end of period                                                                                  3,303

JNL/Alliance Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $8.10
    End of period                                                                                       $7.67
  Accumulation units outstanding
  at the end of period                                                                                  8,456


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $10.54
    End of period                                                                                       $8.51
  Accumulation units outstanding
  at the end of period                                                                                  2,229


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $15.57
    End of period                                                                                       $13.23
  Accumulation units outstanding
  at the end of period                                                                                  4,917

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $14.84
    End of period                                                                                       $12.00
  Accumulation units outstanding
  at the end of period                                                                                  2,650

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $16.85
    End of period                                                                                       $17.56
  Accumulation units outstanding
  at the end of period                                                                                    66

JNL/Janus Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $8.45
    End of period                                                                                       $8.39
  Accumulation units outstanding
  at the end of period                                                                                  6,710

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Lazard Mid Cap Value Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $12.87
    End of period                                                                                       $10.95
  Accumulation units outstanding
  at the end of period                                                                                  6,664

JNL/Lazard Small Cap Value Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $11.44
    End of period                                                                                       $9.33
  Accumulation units outstanding
  at the end of period                                                                                  4,788

JNL/Oppenheimer Global Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $8.72
    End of period                                                                                       $7.02
  Accumulation units outstanding
  at the end of period                                                                                  15,294

JNL/Oppenheimer Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $7.11
    End of period                                                                                       $6.86
  Accumulation units outstanding
  at the end of period                                                                                  3,396

JNL/PIMCO Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $12.47
    End of period                                                                                       $13.03
  Accumulation units outstanding
  at the end of period                                                                                  23,571

JNL/PPM America Balanced Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $18.72
    End of period                                                                                       $17.38
  Accumulation units outstanding
  at the end of period                                                                                  1,033

JNL/PPM America High Yield Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $12.34
    End of period                                                                                       $13.10
  Accumulation units outstanding
  at the end of period                                                                                  2,634

JNL/PPM America Money Market Division (q)
  Accumulation unit value:
    Beginning of period                                                                                 $12.32
    End of period                                                                                       $12.29
  Accumulation units outstanding
  at the end of period                                                                                  7,315

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (p)
    End of period                                                                                      N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (p)

JNL/Putnam International Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $9.76
    End of period                                                                                       $9.17
  Accumulation units outstanding
  at the end of period                                                                                  4,655

JNL/Putnam Midcap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $4.87
    End of period                                                                                       $4.90
  Accumulation units outstanding
  at the end of period                                                                                   182

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $14.35
    End of period                                                                                       $14.75
  Accumulation units outstanding
  at the end of the period                                                                              4,743

JNL/Salomon Brothers Global Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $14.59
    End of period                                                                                       $15.61
  Accumulation units outstanding
  at the end of the period                                                                              1,390

JNL/Salomon Brothers U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $14.04
    End of period                                                                                       $15.08
  Accumulation units outstanding
  at the end of period                                                                                  17,779

JNL/T. Rowe Price Established Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $18.58
    End of period                                                                                       $18.28
  Accumulation units outstanding
  at the end of period                                                                                  2,757

JNL/T. Rowe Price Mid-Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $20.03
    End of period                                                                                       $20.81
  Accumulation units outstanding
  at the end of period                                                                                  3,108

JNL/T. Rowe Price Value Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $10.89
    End of period                                                                                       $9.05
  Accumulation units outstanding
  at the end of period                                                                                  13,495

JNL/S&P Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                 $10.13
    End of period                                                                                       $9.07
  Accumulation units outstanding
  at the end of period                                                                                  2,407

JNL/S&P Conservative Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                 $10.42
    End of period                                                                                       $9.98
  Accumulation units outstanding
  at the end of period                                                                                  27,490

JNL/S&P Equity Aggressive Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                 $7.95
    End of period                                                                                       $8.15
  Accumulation units outstanding
  at the end of period                                                                                  5,611

JNL/S&P Equity Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                 $8.05
    End of period                                                                                       $8.00
  Accumulation units outstanding
  at the end of period                                                                                  65,085

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $11.06
    End of period                                                                                       $9.72
  Accumulation units outstanding
  at the end of period                                                                                  32,796

JNL/S&P Very Aggressive Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                                 $9.72
    End of period                                                                                       $8.50
  Accumulation units outstanding
  at the end of period                                                                                  1,170

JNL/S&P Core Index 50 Division (p)
  Accumulation unit value:
    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/S&P Core Index 75 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $8.53
    End of period                                                                                       $8.13
  Accumulation units outstanding
  at the end of period                                                                                  7,566

JNL/S&P Core Index 100 Division (k)
  Accumulation unit value:
    Beginning of period                                                                                 $8.77
    End of period                                                                                       $8.53
  Accumulation units outstanding
  at the end of period                                                                                   316


JNL/Mellon Capital Management The DowSM 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                 $9.18
    End of period                                                                                       $7.62
  Accumulation units outstanding
  at the end of period                                                                                  36,225


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                 $9.93
    End of period                                                                                       $7.31
  Accumulation units outstanding
  at the end of period                                                                                  30,184


JNL/Mellon Capital Management The Global 15 Division (e)
  Accumulation unit value:

    Beginning of period                                                                                 $8.32
    End of period                                                                                       $7.09
  Accumulation units outstanding
  at the end of period                                                                                  25,238


JNL/Mellon Capital Management 25 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                 $9.55
    End of period                                                                                       $7.59
  Accumulation units outstanding
  at the end of period                                                                                  39,076


JNL/Mellon Capital Management Select Small-Cap Division (b)
  Accumulation unit value:

    Beginning of period                                                                                 $14.47
    End of period                                                                                       $11.34
  Accumulation units outstanding
  at the end of period                                                                                  21,069


JNL/Mellon Capital Management Communications Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Energy Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Financial Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Technology Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a)    Commencement of operations May 28, 2002.
(b)    Commencement of operations May 31, 2002.
(c)    Commencement of operations June 10, 2002.
(d)    Commencement of operations June 21, 2002.
(e)    Commencement of operations July 1, 2002.
(f)    Commencement of operations July 26, 2002.
(g)    Commencement of operations July 29, 2002.
(h)    Commencement of operations July 30, 2002.
(i)    Commencement of operations August 1, 2002.
(j)    Commencement of operations August 6, 2002.
(k)    Commencement of operations August 15, 2002.
(l)    Commencement of operations September 27, 2002.
(m)    Commencement of operations November 29, 2002.
(n)    Commencement of operations June 24, 2002.
(o)    Commencement of operations June 5, 2002.
(p) These investment divisions had not commenced operations as of December 31, 2002.
(q)    Commencement of operations July 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.56% (INCLUDES PREMIUM CREDIT 4% AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                          DECEMBER 31,
                                                                                                                  2002

JNL/AIM Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/AIM Premier Equity II Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Alger Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Mellon Capital Management Bond Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

JNL/Eagle Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $13.75
    End of period                                                                                                $13.22
  Accumulation units outstanding
  at the end of period                                                                                             484

JNL/Eagle SmallCap Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $11.67
    End of period                                                                                                $11.98
  Accumulation units outstanding
  at the end of period                                                                                             285

JNL/Janus Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Janus Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Janus Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/JPMorgan International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Lazard Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Oppenheimer Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Oppenheimer Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $12.84
    End of period                                                                                                $13.02
  Accumulation units outstanding
  at the end of period                                                                                            1,038

JNL/PPM America Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/PPM America High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                                          $12.29
    End of period                                                                                                $12.28
  Accumulation units outstanding
  at the end of period                                                                                              0

JNL/PPM America Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Putnam Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                           $9.34
    End of period                                                                                                 $9.16
  Accumulation units outstanding
  at the end of period                                                                                             713

JNL/Putnam Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/Putnam Value Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                                       N/A (b)

JNL/Salomon Brothers Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                                       N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/T. Rowe Price Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $19.13
    End of period                                                                                                $18.26
  Accumulation units outstanding
  at the end of period                                                                                             348

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                          $21.32
    End of period                                                                                                $20.79
  Accumulation units outstanding
  at the end of period                                                                                             156

JNL/T. Rowe Price Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                           $9.12
    End of period                                                                                                 $9.05
  Accumulation units outstanding
  at the end of period                                                                                             730

JNL/S&P Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Equity Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Very Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management The DowSM 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management The Global 15 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management 25 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management Select Small-Cap Division (b)
  Accumulation unit value:

    Beginning of period                                                                                          N/A (b)
    End of period                                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                           N/A (b)


JNL/Mellon Capital Management Communications Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management Energy Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management Financial Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                            N/A
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A


JNL/Mellon Capital Management Technology Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                           N/A)
    End of period                                                                                                  N/A
  Accumulation units outstanding
  at the end of period                                                                                             N/A

(a) Commencement of operations November 20, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.
(c) Commencement of operations November 14, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.57% (INCLUDES PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.20
    End of period                                                                          $8.03
  Accumulation units outstanding
  at the end of period                                                                     2,068

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.27
    End of period                                                                          $7.79
  Accumulation units outstanding
  at the end of period                                                                     1,631

JNL/AIM Small Cap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $11.01
    End of period                                                                          $8.28
  Accumulation units outstanding
  at the end of period                                                                    10,811

JNL/Alger Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $17.27
    End of period                                                                         $12.48
  Accumulation units outstanding
  at the end of period                                                                     2,886

JNL/Alliance Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.07
    End of period                                                                          $7.66
  Accumulation units outstanding
  at the end of period                                                                    11,075


JNL/Mellon Capital Management S&P 500 Index Division (h)
  Accumulation unit value:

    Beginning of period                                                                    $9.68
    End of period                                                                          $7.67
  Accumulation units outstanding
  at the end of period                                                                    23,061


JNL/Mellon Capital Management S&P 400 MidCap Index Division (h)
  Accumulation unit value:

    Beginning of period                                                                   $10.82
    End of period                                                                          $8.48
  Accumulation units outstanding
  at the end of period                                                                     9,299


JNL/Mellon Capital Management Small Cap Index Division (h)
  Accumulation unit value:

    Beginning of period                                                                   $10.54
    End of period                                                                          $7.90
  Accumulation units outstanding
  at the end of period                                                                     5,420

JNL/Mellon Capital Management Bond Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.97
    End of period                                                                         $10.69
  Accumulation units outstanding
  at the end of period                                                                     7,332

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.69
    End of period                                                                          $8.51
  Accumulation units outstanding
  at the end of period                                                                     5,957


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (h)
  Accumulation unit value:

    Beginning of period                                                                    $7.55
    End of period                                                                          $5.92
  Accumulation units outstanding
  at the end of period                                                                     2,172

JNL/Eagle Core Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $16.64
    End of period                                                                         $13.21
  Accumulation units outstanding
  at the end of period                                                                     3,130

JNL/Eagle SmallCap Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $16.42
    End of period                                                                         $11.98
  Accumulation units outstanding
  at the end of period                                                                     4,551

JNL/Janus Aggressive Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $22.17
    End of period                                                                         $17.53
  Accumulation units outstanding
  at the end of period                                                                     2,642

JNL/Janus Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.14
    End of period                                                                          $8.39
  Accumulation units outstanding
  at the end of period                                                                     3,436

JNL/Janus Capital Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $17.04
    End of period                                                                         $13.32
  Accumulation units outstanding
  at the end of period                                                                     3,396

JNL/JPMorgan International Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                      N/A
    End of period                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                       N/A

JNL/Lazard Mid Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $13.38
    End of period                                                                         $10.94
  Accumulation units outstanding
  at the end of period                                                                     2,324

JNL/Lazard Small Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.35
    End of period                                                                          $9.32
  Accumulation units outstanding
  at the end of period                                                                     4,553

JNL/Oppenheimer Global Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $8.72
    End of period                                                                          $7.01
  Accumulation units outstanding
  at the end of period                                                                     4,749

JNL/Oppenheimer Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $8.70
    End of period                                                                          $6.85
  Accumulation units outstanding
  at the end of period                                                                     2,181

JNL/PIMCO Total Return Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $12.39
    End of period                                                                         $13.02
  Accumulation units outstanding
  at the end of period                                                                    46,377

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $18.62
    End of period                                                                         $17.34
  Accumulation units outstanding
  at the end of period                                                                     9,871

JNL/PPM America High Yield Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $13.11
    End of period                                                                         $13.08
  Accumulation units outstanding
  at the end of period                                                                     3,542

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $12.31
    End of period                                                                         $12.27
  Accumulation units outstanding
  at the end of period                                                                     1,174

JNL/PPM America Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.83
    End of period                                                                         $10.93
  Accumulation units outstanding
  at the end of period                                                                      952

JNL/Putnam Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $17.65
    End of period                                                                         $14.25
  Accumulation units outstanding
  at the end of period                                                                     1,509

JNL/Putnam International Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $11.29
    End of period                                                                          $9.15
  Accumulation units outstanding
  at the end of period                                                                     3,268

JNL/Putnam Midcap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $6.61
    End of period                                                                          $4.90
  Accumulation units outstanding
  at the end of period                                                                     2,328

JNL/Putnam Value Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.96
    End of period                                                                         $14.72
  Accumulation units outstanding
  at the end of the period                                                                10,746

JNL/Salomon Brothers Global Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $14.95
    End of period                                                                         $15.57
  Accumulation units outstanding
  at the end of the period                                                                  939

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $13.87
    End of period                                                                         $15.06
  Accumulation units outstanding
  at the end of period                                                                    15,904

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $22.52
    End of period                                                                         $18.25
  Accumulation units outstanding
  at the end of period                                                                     6,968

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $26.75
    End of period                                                                         $20.77
  Accumulation units outstanding
  at the end of period                                                                     1,982

JNL/T. Rowe Price Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $11.44
    End of period                                                                          $9.04
  Accumulation units outstanding
  at the end of period                                                                    10,985

JNL/S&P Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $11.12
    End of period                                                                          $9.06
  Accumulation units outstanding
  at the end of period                                                                    12,362

JNL/S&P Conservative Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $11.00
    End of period                                                                          $9.97
  Accumulation units outstanding
  at the end of period                                                                    59,548

JNL/S&P Equity Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.43
    End of period                                                                          $8.14
  Accumulation units outstanding
  at the end of period                                                                     3,949

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.25
    End of period                                                                          $7.99
  Accumulation units outstanding
  at the end of period                                                                    19,882

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $11.20
    End of period                                                                          $9.71
  Accumulation units outstanding
  at the end of period                                                                    63,640

JNL/S&P Very Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                    $8.93
    End of period                                                                          $8.49
  Accumulation units outstanding
  at the end of period                                                                     2,559

JNL/S&P Core Index 50 Division (i)
  Accumulation unit value:
    Beginning of period                                                                      N/A
    End of period                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                       N/A

JNL/S&P Core Index 75 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.79
    End of period                                                                          $8.13
  Accumulation units outstanding
  at the end of period                                                                     2,234

JNL/S&P Core Index 100 Division (f)
  Accumulation unit value:
    Beginning of period                                                                    $9.81
    End of period                                                                          $8.53
  Accumulation units outstanding
  at the end of period                                                                    116,290


JNL/Mellon Capital Management The DowSM 10 Division (f)
  Accumulation unit value:

    Beginning of period                                                                    $9.29
    End of period                                                                          $7.61
  Accumulation units outstanding
  at the end of period                                                                    39,723


JNL/Mellon Capital Management The S&P(R) 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $9.64
    End of period                                                                          $7.30
  Accumulation units outstanding
  at the end of period                                                                    29,641


JNL/Mellon Capital Management The Global 15 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $8.59
    End of period                                                                          $7.08
  Accumulation units outstanding
  at the end of period                                                                    28,141


JNL/Mellon Capital Management 25 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $9.14
    End of period                                                                          $7.58
  Accumulation units outstanding
  at the end of period                                                                    28,624


JNL/Mellon Capital Management Select Small-Cap Division (c)
  Accumulation unit value:

    Beginning of period                                                                   $13.49
    End of period                                                                         $11.33
  Accumulation units outstanding
  at the end of period                                                                    18,106


JNL/Mellon Capital Management Communications Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations May 16, 2002.
(b) Commencement of operations June 10, 2002.
(c) Commencement of operations June 12, 2002.
(d) Commencement of operations July 15, 2002.
(e) Commencement of operations November 1, 2002.
(f) Commencement of operations May 14, 2002.
(g) Commencement of operations May 1, 2002.
(h) Commencement of operations May 17, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX COMPOUNDING DEATH BENEFIT AND
ADDITIONAL FREE WITHDRAWAL 20% OF PREMIUM COMPOUNDING DEATH BENEFIT AND FIVE
YEAR WITHDRAWAL CHARGE PERIOD MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND
EARNINGSMAX MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND 20% ADDITIONAL FREE
WITHDRAWAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL
CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                                      $10.76
    End of period                                                                                            $8.02
  Accumulation units outstanding
  at the end of period                                                                                       5,829

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.52
    End of period                                                                                            $7.78
  Accumulation units outstanding
  at the end of period                                                                                       11,423

JNL/AIM Small Cap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                      $11.20
    End of period                                                                                            $8.27
  Accumulation units outstanding
  at the end of period                                                                                       16,464

JNL/Alger Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $17.85
    End of period                                                                                            $12.45
  Accumulation units outstanding
  at the end of period                                                                                       4,349

JNL/Alliance Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.80
    End of period                                                                                            $7.65
  Accumulation units outstanding
  at the end of period                                                                                       75,519


JNL/Mellon Capital Management S&P 500 Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)


JNL/Mellon Capital Management S&P 400 MidCap Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)


JNL/Mellon Capital Management Small Cap Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)

JNL/Mellon Capital Management Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $9.82
    End of period                                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                                       58,570

JNL/Mellon Capital Management International Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $10.47
    End of period                                                                                            $8.51
  Accumulation units outstanding
  at the end of period                                                                                       41,950


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (c)
  Accumulation unit value:

    Beginning of period                                                                                     N/A (c)
    End of period                                                                                           N/A (c)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (c)

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $16.48
    End of period                                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                                       7,382

JNL/Eagle SmallCap Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $16.54
    End of period                                                                                            $11.95
  Accumulation units outstanding
  at the end of period                                                                                       35,774

JNL/Janus Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $23.09
    End of period                                                                                            $17.49
  Accumulation units outstanding
  at the end of period                                                                                       3,250

JNL/Janus Balanced Division (i)
  Accumulation unit value:
    Beginning of period                                                                                      $9.12
    End of period                                                                                            $8.38
  Accumulation units outstanding
  at the end of period                                                                                       25,293

JNL/Janus Capital Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $17.03
    End of period                                                                                            $13.29
  Accumulation units outstanding
  at the end of period                                                                                        348

JNL/JPMorgan International Value Division (w)
  Accumulation unit value:
    Beginning of period                                                                                      $6.19
    End of period                                                                                            $6.24
  Accumulation units outstanding
  at the end of period                                                                                        481

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $12.68
    End of period                                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                                       13,009

JNL/Lazard Small Cap Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $11.25
    End of period                                                                                            $9.30
  Accumulation units outstanding
  at the end of period                                                                                       12,920

JNL/Oppenheimer Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $8.88
    End of period                                                                                            $7.01
  Accumulation units outstanding
  at the end of period                                                                                       46,276

JNL/Oppenheimer Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                                      $9.00
    End of period                                                                                            $6.85
  Accumulation units outstanding
  at the end of period                                                                                       1,490

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $12.29
    End of period                                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                                       47,963

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $18.60
    End of period                                                                                            $17.30
  Accumulation units outstanding
  at the end of period                                                                                       5,408

JNL/PPM America High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $13.04
    End of period                                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                                       29,771

JNL/PPM America Money Market Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $12.29
    End of period                                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                                       28,058

JNL/PPM America Value Division (v)
  Accumulation unit value:
    Beginning of period                                                                                      $11.24
    End of period                                                                                            $10.93
  Accumulation units outstanding
  at the end of period                                                                                        685

JNL/Putnam Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $17.36
    End of period                                                                                            $14.22
  Accumulation units outstanding
  at the end of period                                                                                       1,170

JNL/Putnam International Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                                      $11.64
    End of period                                                                                            $9.13
  Accumulation units outstanding
  at the end of period                                                                                       45,530

JNL/Putnam Midcap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $6.70
    End of period                                                                                            $4.90
  Accumulation units outstanding
  at the end of period                                                                                       9,289

JNL/Putnam Value Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $18.54
    End of period                                                                                            $14.69
  Accumulation units outstanding
  at the end of the period                                                                                   3,051

JNL/Salomon Brothers Global Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                      $14.75
    End of period                                                                                            $15.54
  Accumulation units outstanding
  at the end of the period                                                                                   9,977

JNL/Salomon Brothers U.S. Government & Quality Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $13.86
    End of period                                                                                            $15.02
  Accumulation units outstanding
  at the end of period                                                                                       47,865

JNL/T. Rowe Price Established Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $22.28
    End of period                                                                                            $18.21
  Accumulation units outstanding
  at the end of period                                                                                       3,956

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $25.45
    End of period                                                                                            $20.73
  Accumulation units outstanding
  at the end of period                                                                                       2,035

JNL/T. Rowe Price Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      $10.48
    End of period                                                                                            $9.04
  Accumulation units outstanding
  at the end of period                                                                                       69,170

JNL/S&P Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                                      $10.76
    End of period                                                                                            $9.05
  Accumulation units outstanding
  at the end of period                                                                                       50,136

JNL/S&P Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.83
    End of period                                                                                            $9.95
  Accumulation units outstanding
  at the end of period                                                                                       95,622

JNL/S&P Equity Aggressive Growth Division I (x)
  Accumulation unit value:
    Beginning of period                                                                                      $8.17
    End of period                                                                                            $8.13
  Accumulation units outstanding
  at the end of period                                                                                       1,976

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                      $10.08
    End of period                                                                                            $7.98
  Accumulation units outstanding
  at the end of period                                                                                       9,652

JNL/S&P Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                      $10.85
    End of period                                                                                            $9.70
  Accumulation units outstanding
  at the end of period                                                                                      160,118

JNL/S&P Very Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                      $11.10
    End of period                                                                                            $8.47
  Accumulation units outstanding
  at the end of period                                                                                        448

JNL/S&P Core Index 50 Division (y)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/S&P Core Index 75 Division (u)
  Accumulation unit value:
    Beginning of period                                                                                      $9.01
    End of period                                                                                            $8.12
  Accumulation units outstanding
  at the end of period                                                                                       48,397

JNL/S&P Core Index 100 Division (q)
  Accumulation unit value:
    Beginning of period                                                                                      $9.98
    End of period                                                                                            $8.53
  Accumulation units outstanding
  at the end of period                                                                                       19,064


JNL/Mellon Capital Management The DowSM 10 Division (f)
  Accumulation unit value:

    Beginning of period                                                                                      $8.70
    End of period                                                                                            $7.60
  Accumulation units outstanding
  at the end of period                                                                                       50,517


JNL/Mellon Capital Management The S&P(R) 10 Division (t)
  Accumulation unit value:

    Beginning of period                                                                                      $9.74
    End of period                                                                                            $7.29
  Accumulation units outstanding
  at the end of period                                                                                       20,320


JNL/Mellon Capital Management The Global 15 Division (t)
  Accumulation unit value:

    Beginning of period                                                                                      $8.57
    End of period                                                                                            $7.07
  Accumulation units outstanding
  at the end of period                                                                                       15,848


JNL/Mellon Capital Management 25 Division (t)
  Accumulation unit value:

    Beginning of period                                                                                      $9.25
    End of period                                                                                            $7.57
  Accumulation units outstanding
  at the end of period                                                                                       22,745


JNL/Mellon Capital Management Select Small-Cap Division (t)
  Accumulation unit value:

    Beginning of period                                                                                      $13.79
    End of period                                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                                       12,903


JNL/Mellon Capital Management Communications Sector Fund (y)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (y)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Energy Sector Fund (y)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Financial Sector Fund (y)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (y)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Technology Sector Fund (y)
  Accumulation unit value:

    Beginning of period                                                                                       N/A)
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

(a)    Commencement of operations January 22, 2002.
(b)    Commencement of operations February 7, 2002.
(c)    Commencement of operations February 12, 2002.
(d)    Commencement of operations February 14, 2002.
(e)    Commencement of operations February 20, 2002.
(f)    Commencement of operations February 21, 2002.
(g)    Commencement of operations February 25, 2002.
(h)    Commencement of operations February 26, 2002.
(i)    Commencement of operations February 27, 2002.
(j)    Commencement of operations March 13, 2002.
(k)    Commencement of operations March 11, 2002.
(l)    Commencement of operations March 20, 2002.
(m)    Commencement of operations March 25 2002.
(n)    Commencement of operations March 21, 2002.
(o)    Commencement of operations April 1, 2002.
(p)    Commencement of operations April 16, 2002.
(q)    Commencement of operations April 19, 2002.
(r)    Commencement of operations April 26, 2002.
(s)    Commencement of operations May 28, 2002.
(t)    Commencement of operations June 5, 2002.
(u)    Commencement of operations June 28, 2002.
(v)    Commencement of operations December 16, 2002.
(w)    Commencement of operations December 23, 2002.
(x)    Commencement of operations September 5, 2002.
(y) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $8.29
    End of period                                                                          $8.02
  Accumulation units outstanding
  at the end of period                                                                      547

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/AIM Small Cap Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                    $8.14
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                      457

JNL/Alger Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $12.94
    End of period                                                                         $12.37
  Accumulation units outstanding
  at the end of period                                                                      375

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $10.19
    End of period                                                                         $10.68
  Accumulation units outstanding
  at the end of period                                                                     1,049

JNL/Mellon Capital Management International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                    $9.88
    End of period                                                                          $8.50
  Accumulation units outstanding
  at the end of period                                                                     2,091


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $15.38
    End of period                                                                         $13.10
  Accumulation units outstanding
  at the end of period                                                                      743

JNL/Eagle SmallCap Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $14.64
    End of period                                                                         $11.88
  Accumulation units outstanding
  at the end of period                                                                     2,173

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $16.60
    End of period                                                                         $17.36
  Accumulation units outstanding
  at the end of period                                                                      687

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                    $8.19
    End of period                                                                          $8.36
  Accumulation units outstanding
  at the end of period                                                                     2,363

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.89
    End of period                                                                         $10.87
  Accumulation units outstanding
  at the end of period                                                                     2,042

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.39
    End of period                                                                          $9.26
  Accumulation units outstanding
  at the end of period                                                                     4,088

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.39
    End of period                                                                         $12.94
  Accumulation units outstanding
  at the end of period                                                                    10,638

JNL/PPM America Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $18.38
    End of period                                                                         $17.18
  Accumulation units outstanding
  at the end of period                                                                     2,145

JNL/PPM America High Yield Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $12.95
  Accumulation units outstanding
  at the end of period                                                                      208

JNL/PPM America Money Market Division (l)
  Accumulation unit value:
    Beginning of period                                                                   $12.16
    End of period                                                                         $12.15
  Accumulation units outstanding
  at the end of period                                                                     9,956

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/Putnam Equity Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $14.00
    End of period                                                                         $14.12
  Accumulation units outstanding
  at the end of period                                                                      266

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                    $8.40
    End of period                                                                          $9.07
  Accumulation units outstanding
  at the end of period                                                                     4,606

JNL/Putnam Midcap Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                    $4.86
    End of period                                                                          $4.88
  Accumulation units outstanding
  at the end of period                                                                      765

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $13.38
    End of period                                                                         $14.58
  Accumulation units outstanding
  at the end of the period                                                                  529

JNL/Salomon Brothers Global Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                   $15.18
    End of period                                                                         $15.43
  Accumulation units outstanding
  at the end of the period                                                                  248

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $14.72
    End of period                                                                         $14.91
  Accumulation units outstanding
  at the end of period                                                                     9,075

JNL/T. Rowe Price Established Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                   $18.72
    End of period                                                                         $18.08
  Accumulation units outstanding
  at the end of period                                                                      422

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $24.94
    End of period                                                                         $20.58
  Accumulation units outstanding
  at the end of period                                                                     1,373

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                    $9.43
    End of period                                                                          $9.01
  Accumulation units outstanding
  at the end of period                                                                     4,004

JNL/S&P Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                    $9.13
    End of period                                                                          $9.00
  Accumulation units outstanding
  at the end of period                                                                     1,028

JNL/S&P Conservative Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.11
    End of period                                                                          $9.91
  Accumulation units outstanding
  at the end of period                                                                    23,395

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/S&P Equity Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                    $7.94
    End of period                                                                          $7.94
  Accumulation units outstanding
  at the end of period                                                                     1,191

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.68
    End of period                                                                          $9.65
  Accumulation units outstanding
  at the end of period                                                                    51,499

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (o)
    End of period                                                                         N/A (o)
  Accumulation units outstanding
  at the end of period                                                                    N/A (o)

JNL/S&P Core Index 50 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $7.49
    End of period                                                                          $7.71
  Accumulation units outstanding
  at the end of period                                                                     1,864

JNL/S&P Core Index 75 Division (o)
   Accumulation unit value:
    Beginning of period                                                                      N/A
    End of period                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                       N/A
JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                    $9.40
    End of period                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                     2,985


JNL/Mellon Capital Management The DowSM 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $8.09
    End of period                                                                          $7.58
  Accumulation units outstanding
  at the end of period                                                                    16,361


JNL/Mellon Capital Management The S&P(R) 10 Division (a)
  Accumulation unit value:

    Beginning of period                                                                    $9.67
    End of period                                                                          $7.27
  Accumulation units outstanding
  at the end of period                                                                    14,635


JNL/Mellon Capital Management The Global 15 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $8.16
    End of period                                                                          $7.05
  Accumulation units outstanding
  at the end of period                                                                    12,655


JNL/Mellon Capital Management 25 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $8.69
    End of period                                                                          $7.55
  Accumulation units outstanding
  at the end of period                                                                    15,874


JNL/Mellon Capital Management Select Small-Cap Division (c)
  Accumulation unit value:

    Beginning of period                                                                   $12.63
    End of period                                                                         $11.28
  Accumulation units outstanding
  at the end of period                                                                     8,969


JNL/Mellon Capital Management Communications Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a)    Commencement of operations June 3, 2002.
(b)    Commencement of operations June 6, 2002.
(c)    Commencement of operations July 2, 2002.
(d)    Commencement of operations August 1, 2002.
(e)    Commencement of operations August 7, 2002.
(f)    Commencement of operations August 23, 2002.
(g)    Commencement of operations August 26, 2002.
(h)    Commencement of operations September 4, 2002.
(i)    Commencement of operations September 17, 2002.
(j)    Commencement of operations September 24, 2002.
(k)    Commencement of operations October 1, 2002.
(l)    Commencement of operations November 18, 2002.
(m)    Commencement of operations November 26, 2002.
(n)    Commencement of operations September 18, 2002.
(o) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION
COMBINATION DEATH BENEFIT AND 20% ADDITIONAL FREE WITHDRAWAL
COMBINATION DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

JNL/AIM Large Cap Growth Division (t)
  Accumulation unit value:
    Beginning of period                                                                                 $9.51
    End of period                                                                                       $8.01
  Accumulation units outstanding
  at the end of period                                                                                  6,740

JNL/AIM Premier Equity II Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $10.31
    End of period                                                                                       $7.77
  Accumulation units outstanding
  at the end of period                                                                                  4,908

JNL/AIM Small Cap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $11.20
    End of period                                                                                       $8.26
  Accumulation units outstanding
  at the end of period                                                                                  5,948

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $18.36
    End of period                                                                                       $12.36
  Accumulation units outstanding
  at the end of period                                                                                  12,515

JNL/Alliance Capital Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $10.39
    End of period                                                                                       $7.62
  Accumulation units outstanding
  at the end of period                                                                                  7,961


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $9.99
    End of period                                                                                       $10.68
  Accumulation units outstanding
  at the end of period                                                                                  5,947

JNL/Mellon Capital Management International Index Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $10.66
    End of period                                                                                       $8.50
  Accumulation units outstanding
  at the end of period                                                                                  14,043


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $16.36
    End of period                                                                                       $13.10
  Accumulation units outstanding
  at the end of period                                                                                  5,136

JNL/Eagle SmallCap Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $16.53
    End of period                                                                                       $11.88
  Accumulation units outstanding
  at the end of period                                                                                  14,218

JNL/Janus Aggressive Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $23.53
    End of period                                                                                       $17.36
  Accumulation units outstanding
  at the end of period                                                                                  4,212

JNL/Janus Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                                 $9.22
    End of period                                                                                       $8.36
  Accumulation units outstanding
  at the end of period                                                                                  17,956

JNL/Janus Capital Growth Division (q)
  Accumulation unit value:
    Beginning of period                                                                                 $14.26
    End of period                                                                                       $13.19
  Accumulation units outstanding
  at the end of period                                                                                   582

JNL/JPMorgan International Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                                 $6.35
    End of period                                                                                       $6.21
  Accumulation units outstanding
  at the end of period                                                                                  1,502

JNL/Lazard Mid Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $13.37
    End of period                                                                                       $10.87
  Accumulation units outstanding
  at the end of period                                                                                  11,098

JNL/Lazard Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $11.22
    End of period                                                                                       $9.26
  Accumulation units outstanding
  at the end of period                                                                                  11,809

JNL/Oppenheimer Global Growth Division (u)
  Accumulation unit value:
    Beginning of period                                                                                 $8.87
    End of period                                                                                       $7.00
  Accumulation units outstanding
  at the end of period                                                                                  22,855

JNL/Oppenheimer Growth Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $8.80
    End of period                                                                                       $6.84
  Accumulation units outstanding
  at the end of period                                                                                  2,195

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $12.30
    End of period                                                                                       $12.94
  Accumulation units outstanding
  at the end of period                                                                                  81,007

JNL/PPM America Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $18.36
    End of period                                                                                       $17.17
  Accumulation units outstanding
  at the end of period                                                                                  28,301

JNL/PPM America High Yield Bond Division (x)
  Accumulation unit value:
    Beginning of period                                                                                 $13.01
    End of period                                                                                       $12.95
  Accumulation units outstanding
  at the end of period                                                                                  9,786

JNL/PPM America Money Market Division (y)
  Accumulation unit value:
    Beginning of period                                                                                 $12.19
    End of period                                                                                       $12.13
  Accumulation units outstanding
  at the end of period                                                                                 119,519

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (aa)
    End of period                                                                                      N/A (aa)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (aa)

JNL/Putnam Equity Division (y)
  Accumulation unit value:
    Beginning of period                                                                                 $18.25
    End of period                                                                                       $14.11
  Accumulation units outstanding
  at the end of period                                                                                  3,491

JNL/Putnam International Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                                 $9.40
    End of period                                                                                       $9.06
  Accumulation units outstanding
  at the end of period                                                                                  5,498

JNL/Putnam Midcap Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                 $6.85
    End of period                                                                                       $4.88
  Accumulation units outstanding
  at the end of period                                                                                  11,094

JNL/Putnam Value Equity Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $17.79
    End of period                                                                                       $14.58
  Accumulation units outstanding
  at the end of the period                                                                              2,639

JNL/Salomon Brothers Global Bond Division (z)
  Accumulation unit value:
    Beginning of period                                                                                 $14.78
    End of period                                                                                       $15.43
  Accumulation units outstanding
  at the end of the period                                                                              5,277

JNL/Salomon Brothers U.S. Government & Quality Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $13.74
    End of period                                                                                       $14.91
  Accumulation units outstanding
  at the end of period                                                                                  17,862

JNL/T. Rowe Price Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $22.71
    End of period                                                                                       $18.07
  Accumulation units outstanding
  at the end of period                                                                                  3,238

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                 $25.34
    End of period                                                                                       $20.57
  Accumulation units outstanding
  at the end of period                                                                                  3,919

JNL/T. Rowe Price Value Division (w)
  Accumulation unit value:
    Beginning of period                                                                                 $10.74
    End of period                                                                                       $9.01
  Accumulation units outstanding
  at the end of period                                                                                  28,736

JNL/S&P Aggressive Growth Division I (y)
  Accumulation unit value:
    Beginning of period                                                                                 $11.30
    End of period                                                                                       $9.00
  Accumulation units outstanding
  at the end of period                                                                                  54,036

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $10.81
    End of period                                                                                       $9.91
  Accumulation units outstanding
  at the end of period                                                                                 101,162

JNL/S&P Equity Aggressive Growth Division I (v)
  Accumulation unit value:
    Beginning of period                                                                                 $9.26
    End of period                                                                                       $8.09
  Accumulation units outstanding
  at the end of period                                                                                   733

JNL/S&P Equity Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                 $10.51
    End of period                                                                                       $7.94
  Accumulation units outstanding
  at the end of period                                                                                  30,006

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $10.96
    End of period                                                                                       $9.65
  Accumulation units outstanding
  at the end of period                                                                                 145,834

JNL/S&P Very Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                                 $11.18
    End of period                                                                                       $8.43
  Accumulation units outstanding
  at the end of period                                                                                  17,011

JNL/S&P Core Index 50 Division (k)
  Accumulation unit value:
    Beginning of period                                                                                 $10.06
    End of period                                                                                       $7.71
  Accumulation units outstanding
  at the end of period                                                                                  1,436

JNL/S&P Core Index 75 Division (aa)
   Accumulation unit value:
    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/S&P Core Index 100 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                 $9.68
    End of period                                                                                       $8.52
  Accumulation units outstanding
  at the end of period                                                                                  3,180


JNL/Mellon Capital Management The DowSM 10 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                 $9.25
    End of period                                                                                       $7.58
  Accumulation units outstanding
  at the end of period                                                                                  28,172


JNL/Mellon Capital Management The S&P(R) 10 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                 $9.81
    End of period                                                                                       $7.27
  Accumulation units outstanding
  at the end of period                                                                                  13,413


JNL/Mellon Capital Management The Global 15 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                 $8.93
    End of period                                                                                       $7.05
  Accumulation units outstanding
  at the end of period                                                                                  15,413


JNL/Mellon Capital Management 25 Division (o)
  Accumulation unit value:

    Beginning of period                                                                                 $9.65
    End of period                                                                                       $7.55
  Accumulation units outstanding
  at the end of period                                                                                  25,467


JNL/Mellon Capital Management Select Small-Cap Division (o)
  Accumulation unit value:

    Beginning of period                                                                                 $15.13
    End of period                                                                                       $11.28
  Accumulation units outstanding
  at the end of period                                                                                  9,301


JNL/Mellon Capital Management Communications Sector Fund (aa)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (aa)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Energy Sector Fund (aa)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Financial Sector Fund (aa)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (aa)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Technology Sector Fund (aa)
  Accumulation unit value:

    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a) Commencement of operations February 11, 2002.
(b) Commencement of operations February 13, 2002.
(c) Commencement of operations March 11, 2002.
(d) Commencement of operations March 14, 2002.
(e) Commencement of operations March 20, 2002.
(f) Commencement of operations March 22, 2002.
(g) Commencement of operations March 27, 2002.
(h) Commencement of operations April 1, 2002.
(i) Commencement of operations April 2, 2002.
(j) Commencement of operations April 5, 2002.
(k) Commencement of operations April 17, 2002.
(l) Commencement of operations April 22, 2002.
(m) Commencement of operations May 1, 2002.
(n) Commencement of operations May 13, 2002.
(o) Commencement of operations May 20, 2002.
(p) Commencement of operations June 25, 2002.
(q) Commencement of operations July 3, 2002.
(r) Commencement of operations September 10, 2002.
(s) Commencement of operations December 3, 2002.
(t) Commencement of operations June 3, 2002.
(u) Commencement of operations February 14, 2002.
(v) Commencement of operations June 24, 2002.
(w) Commencement of operations February 12, 2002.
(x) Commencement of operations March 26, 2002.
(y) Commencement of operations March 22, 2002.
(z) Commencement of operations June 10, 2002.
(aa) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 4% AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.92
    End of period                                                                         $8.01
  Accumulation units outstanding
  at the end of period                                                                   107,372

JNL/AIM Premier Equity II Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.29
    End of period                                                                         $7.77
  Accumulation units outstanding
  at the end of period                                                                    33,713

JNL/AIM Small Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.97
    End of period                                                                         $8.26
  Accumulation units outstanding
  at the end of period                                                                    99,897

JNL/Alger Growth Division (a)
 Accumulation unit value:
    Beginning of period                                                                   $16.22
    End of period                                                                         $12.35
  Accumulation units outstanding
  at the end of period                                                                    45,079

JNL/Alliance Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.71
    End of period                                                                         $7.61
  Accumulation units outstanding
  at the end of period                                                                   114,592


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.97
    End of period                                                                         $10.68
  Accumulation units outstanding
  at the end of period                                                                   210,570

JNL/Mellon Capital Management International Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.42
    End of period                                                                         $8.50
  Accumulation units outstanding
  at the end of period                                                                   167,453


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $16.27
    End of period                                                                         $13.09
  Accumulation units outstanding
  at the end of period                                                                    98,238

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $16.58
    End of period                                                                         $11.87
  Accumulation units outstanding
  at the end of period                                                                    72,682

JNL/Janus Aggressive Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $21.72
    End of period                                                                         $17.34
  Accumulation units outstanding
  at the end of period                                                                    16,236

JNL/Janus Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.07
    End of period                                                                         $8.35
  Accumulation units outstanding
  at the end of period                                                                    96,057

JNL/Janus Capital Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $16.88
    End of period                                                                         $13.18
  Accumulation units outstanding
  at the end of period                                                                    20,669

JNL/JPMorgan International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $5.88
    End of period                                                                         $6.21
  Accumulation units outstanding
  at the end of period                                                                    11,507

JNL/Lazard Mid Cap Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $13.19
    End of period                                                                         $10.87
  Accumulation units outstanding
  at the end of period                                                                   142,885

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.25
    End of period                                                                         $9.26
  Accumulation units outstanding
  at the end of period                                                                   225,127

JNL/Oppenheimer Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $9.04
    End of period                                                                         $7.00
  Accumulation units outstanding
  at the end of period                                                                   156,251

JNL/Oppenheimer Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $8.60
    End of period                                                                         $6.84
  Accumulation units outstanding
  at the end of period                                                                    47,078

JNL/PIMCO Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $12.32
    End of period                                                                         $12.93
  Accumulation units outstanding
  at the end of period                                                                   749,211

JNL/PPM America Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $18.49
    End of period                                                                         $17.16
  Accumulation units outstanding
  at the end of period                                                                   256,702

JNL/PPM America High Yield Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $13.07
    End of period                                                                         $12.94
  Accumulation units outstanding
  at the end of period                                                                   115,052

JNL/PPM America Money Market Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $12.19
    End of period                                                                         $12.14
  Accumulation units outstanding
  at the end of period                                                                   207,572

JNL/PPM America Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $11.08
    End of period                                                                         $10.92
  Accumulation units outstanding
  at the end of period                                                                    1,213

JNL/Putnam Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $16.79
    End of period                                                                         $14.10
  Accumulation units outstanding
  at the end of period                                                                    15,678

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.58
    End of period                                                                         $9.06
  Accumulation units outstanding
  at the end of period                                                                    83,070

JNL/Putnam Midcap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $6.47
    End of period                                                                         $4.88
  Accumulation units outstanding
  at the end of period                                                                    53,866

JNL/Putnam Value Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $17.45
    End of period                                                                         $14.57
  Accumulation units outstanding
  at the end of the period                                                                69,950

JNL/Salomon Brothers Global Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $14.88
    End of period                                                                         $15.41
  Accumulation units outstanding
  at the end of the period                                                                68,312

JNL/Salomon Brothers U.S. Government & Quality Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $13.83
    End of period                                                                         $14.90
  Accumulation units outstanding
  at the end of period                                                                   475,440

JNL/T. Rowe Price Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $22.30
    End of period                                                                         $18.06
  Accumulation units outstanding
  at the end of period                                                                   126,302

JNL/T. Rowe Price Mid-Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $26.19
    End of period                                                                         $20.55
  Accumulation units outstanding
  at the end of period                                                                    73,503

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.22
    End of period                                                                         $9.01
  Accumulation units outstanding
  at the end of period                                                                   236,815

JNL/S&P Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.96
    End of period                                                                         $9.00
  Accumulation units outstanding
  at the end of period                                                                   388,307

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.71
    End of period                                                                         $9.90
  Accumulation units outstanding
  at the end of period                                                                   948,266

JNL/S&P Equity Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                   $9.96
    End of period                                                                         $8.09
  Accumulation units outstanding
  at the end of period                                                                   126,761

JNL/S&P Equity Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.05
    End of period                                                                         $7.93
  Accumulation units outstanding
  at the end of period                                                                   275,146

JNL/S&P Moderate Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.08
    End of period                                                                         $9.65
  Accumulation units outstanding
  at the end of period                                                                  1,102,927

JNL/S&P Very Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.34
    End of period                                                                         $8.43
  Accumulation units outstanding
  at the end of period                                                                    93,287

JNL/S&P Core Index 50 Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $9.48
    End of period                                                                         $7.71
  Accumulation units outstanding
  at the end of period                                                                    46,327

JNL/S&P Core Index 75 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.50
    End of period                                                                         $8.12
  Accumulation units outstanding
  at the end of period                                                                    23,019

JNL/S&P Core Index 100 Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.57
    End of period                                                                         $8.52
  Accumulation units outstanding
  at the end of period                                                                   314,250


JNL/Mellon Capital Management The DowSM 10 Division (d)
  Accumulation unit value:

    Beginning of period                                                                   $9.09
    End of period                                                                         $7.57
  Accumulation units outstanding
  at the end of period                                                                   661,018


JNL/Mellon Capital Management The S&P(R) 10 Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $9.65
    End of period                                                                         $7.26
  Accumulation units outstanding
  at the end of period                                                                   528,998


JNL/Mellon Capital Management The Global 15 Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $8.83
    End of period                                                                         $7.05
  Accumulation units outstanding
  at the end of period                                                                   510,581


JNL/Mellon Capital Management 25 Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $9.57
    End of period                                                                         $7.55
  Accumulation units outstanding
  at the end of period                                                                   665,655


JNL/Mellon Capital Management Select Small-Cap Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $14.99
    End of period                                                                         $11.28
  Accumulation units outstanding
  at the end of period                                                                   329,371


JNL/Mellon Capital Management Communications Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Energy Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Financial Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Technology Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations May 6, 2002.
(b) Commencement of operations October 14, 2002.
(c) Commencement of operations November 26, 2002.
(d) Commencement of operations May 2, 2002.
(e) Commencement of operations May 1, 2002.
(f) Commencement of operations May 20, 2002.
(g) Commencement of operations May 3, 2002.
(h) Commencement of operations May 16, 2002.
(i) Commencement of operations May 10, 2002.
(j) Commencement of operations May 7, 2002.
(k) Commencement of operations May 17, 2002.
(l) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 3%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.29
    End of period                                                                          $8.01
  Accumulation units outstanding
  at the end of period                                                                     4,285

JNL/AIM Premier Equity II Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $10.11
    End of period                                                                          $7.77
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.58
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                     1,193

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $17.26
    End of period                                                                         $12.34
  Accumulation units outstanding
  at the end of period                                                                     8,426

JNL/Alliance Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.14
    End of period                                                                          $7.61
  Accumulation units outstanding
  at the end of period                                                                      364


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.98
    End of period                                                                         $10.68
  Accumulation units outstanding
  at the end of period                                                                     6,123

JNL/Mellon Capital Management International Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $9.62
    End of period                                                                          $8.50
  Accumulation units outstanding
  at the end of period                                                                    17,104


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $16.26
    End of period                                                                         $13.08
  Accumulation units outstanding
  at the end of period                                                                     7,071

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $15.21
    End of period                                                                         $11.86
  Accumulation units outstanding
  at the end of period                                                                     2,704

JNL/Janus Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $22.42
    End of period                                                                         $17.33
  Accumulation units outstanding
  at the end of period                                                                     3,494

JNL/Janus Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.02
    End of period                                                                          $8.35
  Accumulation units outstanding
  at the end of period                                                                    15,690

JNL/Janus Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $16.64
    End of period                                                                         $13.17
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (r)
    End of period                                                                         N/A (r)
  Accumulation units outstanding
  at the end of period                                                                    N/A (r)

JNL/Lazard Mid Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.65
    End of period                                                                         $10.86
  Accumulation units outstanding
  at the end of period                                                                    17,726

JNL/Lazard Small Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $11.03
    End of period                                                                          $9.25
  Accumulation units outstanding
  at the end of period                                                                    14,209

JNL/Oppenheimer Global Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $8.60
    End of period                                                                          $6.57
  Accumulation units outstanding
  at the end of period                                                                      182

JNL/Oppenheimer Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $8.63
    End of period                                                                          $6.41
  Accumulation units outstanding
  at the end of period                                                                      71

JNL/PIMCO Total Return Bond Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $12.22
    End of period                                                                         $12.92
  Accumulation units outstanding
  at the end of period                                                                    31,172

JNL/PPM America Balanced Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $17.93
    End of period                                                                         $17.15
  Accumulation units outstanding
  at the end of period                                                                     6,028

JNL/PPM America High Yield Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $12.78
    End of period                                                                         $12.93
  Accumulation units outstanding
  at the end of period                                                                     4,134

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $12.19
    End of period                                                                         $12.12
  Accumulation units outstanding
  at the end of period                                                                     6,250

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (r)
    End of period                                                                         N/A (r)
  Accumulation units outstanding
  at the end of period                                                                    N/A (r)

JNL/Putnam Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $17.44
    End of period                                                                         $14.09
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.74
    End of period                                                                          $9.05
  Accumulation units outstanding
  at the end of period                                                                     3,916

JNL/Putnam Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                    $6.53
    End of period                                                                          $4.88
  Accumulation units outstanding
  at the end of period                                                                      475

JNL/Putnam Value Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $17.47
    End of period                                                                         $14.56
  Accumulation units outstanding
  at the end of the period                                                                 4,480

JNL/Salomon Brothers Global Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $14.60
    End of period                                                                         $15.41
  Accumulation units outstanding
  at the end of the period                                                                 6,363

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $13.78
    End of period                                                                         $14.88
  Accumulation units outstanding
  at the end of period                                                                    21,709

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $22.19
    End of period                                                                         $18.04
  Accumulation units outstanding
  at the end of period                                                                     5,306

JNL/T. Rowe Price Mid-Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $24.96
    End of period                                                                         $20.54
  Accumulation units outstanding
  at the end of period                                                                     1,950

JNL/T. Rowe Price Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.79
    End of period                                                                          $9.01
  Accumulation units outstanding
  at the end of period                                                                    13,206

JNL/S&P Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.84
    End of period                                                                          $8.99
  Accumulation units outstanding
  at the end of period                                                                     9,010

JNL/S&P Conservative Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                   $10.82
    End of period                                                                          $9.90
  Accumulation units outstanding
  at the end of period                                                                    76,395

JNL/S&P Equity Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                    $9.98
    End of period                                                                          $8.09
  Accumulation units outstanding
  at the end of period                                                                      465

JNL/S&P Equity Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.19
    End of period                                                                          $7.93
  Accumulation units outstanding
  at the end of period                                                                    25,731

JNL/S&P Moderate Growth Division I (q)
  Accumulation unit value:
    Beginning of period                                                                   $10.86
    End of period                                                                          $9.64
  Accumulation units outstanding
  at the end of period                                                                    84,863

JNL/S&P Very Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.69
    End of period                                                                          $8.43
  Accumulation units outstanding
  at the end of period                                                                     5,173

JNL/S&P Core Index 50 Division (n)
  Accumulation unit value:
    Beginning of period                                                                    $9.93
    End of period                                                                          $7.71
  Accumulation units outstanding
  at the end of period                                                                    15,850

JNL/S&P Core Index 75 Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $10.17
    End of period                                                                          $8.12
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/S&P Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                                    $9.76
    End of period                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                    25,486


JNL/Mellon Capital Management The DowSM 10 Division (d)
  Accumulation unit value:

    Beginning of period                                                                    $8.53
    End of period                                                                          $7.57
  Accumulation units outstanding
  at the end of period                                                                    31,707


JNL/Mellon Capital Management The S&P(R) 10 Division (e)
  Accumulation unit value:

    Beginning of period                                                                    $9.65
    End of period                                                                          $7.26
  Accumulation units outstanding
  at the end of period                                                                    12,364


JNL/Mellon Capital Management The Global 15 Division (e)
  Accumulation unit value:

    Beginning of period                                                                    $8.83
    End of period                                                                          $7.04
  Accumulation units outstanding
  at the end of period                                                                    12,109


JNL/Mellon Capital Management 25 Division (e)
  Accumulation unit value:

    Beginning of period                                                                    $9.57
    End of period                                                                          $7.54
  Accumulation units outstanding
  at the end of period                                                                    18,439


JNL/Mellon Capital Management Select Small-Cap Division (e)
  Accumulation unit value:

    Beginning of period                                                                   $14.98
    End of period                                                                         $11.27
  Accumulation units outstanding
  at the end of period                                                                    10,269


JNL/Mellon Capital Management Communications Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations February 12, 2002.
(b) Commencement of operations February 26, 2002.
(c) Commencement of operations February 20, 2002.
(d) Commencement of operations February 19, 2002.
(e) Commencement of operations May 6, 2002.
(f) Commencement of operations February 5, 2002
(g) Commencement of operations February 27, 2002.
(h) Commencement of operations February 11, 2002.
(i) Commencement of operations January 31, 2002.
(j) Commencement of operations February 6, 2002.
(k) Commencement of operations February 7, 2002.
(l) Commencement of operations January 30, 2002.
(m) Commencement of operations February 15, 2002.
(n) Commencement of operations January 28, 2002.
(o) Commencement of operations March 15, 2002.
(p) Commencement of operations January 22, 2002.
(q) Commencement of operations February 4, 2002.
(r) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGS PROTECTION AND 20% ADDITIONAL WITHDRAWAL
EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND 20% ADDITIONAL WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.30
    End of period                                                                          $8.01
  Accumulation units outstanding
  at the end of period                                                                     1,958

JNL/AIM Premier Equity II Division (m)
  Accumulation unit value:
    Beginning of period                                                                    $8.08
    End of period                                                                          $7.77
  Accumulation units outstanding
  at the end of period                                                                      840

JNL/AIM Small Cap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $10.42
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                       0

JNL/Alger Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $16.93
    End of period                                                                         $12.32
  Accumulation units outstanding
  at the end of period                                                                      522

JNL/Alliance Capital Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.52
    End of period                                                                          $7.60
  Accumulation units outstanding
  at the end of period                                                                     6,075


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (p)
  Accumulation unit value:
    Beginning of period                                                                    $9.98
    End of period                                                                         $10.67
  Accumulation units outstanding
  at the end of period                                                                    34,856

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $10.54
    End of period                                                                          $8.50
  Accumulation units outstanding
  at the end of period                                                                     5,612


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $16.24
    End of period                                                                         $13.12
  Accumulation units outstanding
  at the end of period                                                                      20

JNL/Eagle SmallCap Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $16.72
    End of period                                                                         $11.84
  Accumulation units outstanding
  at the end of period                                                                     6,034

JNL/Janus Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $23.71
    End of period                                                                         $17.29
  Accumulation units outstanding
  at the end of period                                                                     1,229

JNL/Janus Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                    $9.07
    End of period                                                                          $8.35
  Accumulation units outstanding
  at the end of period                                                                     7,283

JNL/Janus Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $17.15
    End of period                                                                         $13.14
  Accumulation units outstanding
  at the end of period                                                                     1,659

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/Lazard Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $13.04
    End of period                                                                         $10.85
  Accumulation units outstanding
  at the end of period                                                                     1,530

JNL/Lazard Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $12.06
    End of period                                                                          $9.24
  Accumulation units outstanding
  at the end of period                                                                     4,543

JNL/Oppenheimer Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                    $9.27
    End of period                                                                          $6.99
  Accumulation units outstanding
  at the end of period                                                                     1,933

JNL/Oppenheimer Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $7.29
    End of period                                                                          $6.83
  Accumulation units outstanding
  at the end of period                                                                      935

JNL/PIMCO Total Return Bond Division (p)
  Accumulation unit value:
    Beginning of period                                                                   $12.27
    End of period                                                                         $12.90
  Accumulation units outstanding
  at the end of period                                                                    31,909

JNL/PPM America Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $18.28
    End of period                                                                         $17.11
  Accumulation units outstanding
  at the end of period                                                                     2,071

JNL/PPM America High Yield Bond Division (p)
  Accumulation unit value:
    Beginning of period                                                                   $12.82
    End of period                                                                         $12.90
  Accumulation units outstanding
  at the end of period                                                                    20,347

JNL/PPM America Money Market Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.15
    End of period                                                                         $12.08
  Accumulation units outstanding
  at the end of period                                                                     6,963

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.67
    End of period                                                                          $9.03
  Accumulation units outstanding
  at the end of period                                                                     1,473

JNL/Putnam Midcap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                    $5.10
    End of period                                                                          $4.88
  Accumulation units outstanding
  at the end of period                                                                      442

JNL/Putnam Value Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $17.78
    End of period                                                                         $14.52
  Accumulation units outstanding
  at the end of the period                                                                 3,200

JNL/Salomon Brothers Global Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $14.61
    End of period                                                                         $15.37
  Accumulation units outstanding
  at the end of the period                                                                  495

JNL/Salomon Brothers U.S. Government & Quality Bond Division (p)
  Accumulation unit value:
    Beginning of period                                                                   $13.74
    End of period                                                                         $14.85
  Accumulation units outstanding
  at the end of period                                                                    83,419

JNL/T. Rowe Price Established Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $23.43
    End of period                                                                         $18.00
  Accumulation units outstanding
  at the end of period                                                                      705

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $26.41
    End of period                                                                         $20.49
  Accumulation units outstanding
  at the end of period                                                                      192

JNL/T. Rowe Price Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $11.56
    End of period                                                                          $9.00
  Accumulation units outstanding
  at the end of period                                                                    15,346

JNL/S&P Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                    $9.60
    End of period                                                                          $8.98
  Accumulation units outstanding
  at the end of period                                                                     2,486

JNL/S&P Conservative Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                   $10.97
    End of period                                                                          $9.88
  Accumulation units outstanding
  at the end of period                                                                    53,886

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (n)
    End of period                                                                         N/A (n)
  Accumulation units outstanding
  at the end of period                                                                    N/A (n)

JNL/S&P Equity Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.49
    End of period                                                                          $7.92
  Accumulation units outstanding
  at the end of period                                                                     3,516

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $11.30
    End of period                                                                          $9.63
  Accumulation units outstanding
  at the end of period                                                                    17,153

JNL/S&P Very Aggressive Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                      N/A
    End of period                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                       N/A

JNL/S&P Core Index 50 Division (n)
  Accumulation unit value:
    Beginning of period                                                                      N/A
    End of period                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                       N/A

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.08
    End of period                                                                          $8.11
  Accumulation units outstanding
  at the end of period                                                                      744

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.06
    End of period                                                                          $8.52
  Accumulation units outstanding
  at the end of period                                                                      745


JNL/Mellon Capital Management The DowSM 10 Division (a)
  Accumulation unit value:

    Beginning of period                                                                    $8.96
    End of period                                                                          $7.56
  Accumulation units outstanding
  at the end of period                                                                    20,325


JNL/Mellon Capital Management The S&P(R) 10 Division (h)
  Accumulation unit value:

    Beginning of period                                                                    $9.66
    End of period                                                                          $7.25
  Accumulation units outstanding
  at the end of period                                                                    13,236


JNL/Mellon Capital Management The Global 15 Division (q)
  Accumulation unit value:

    Beginning of period                                                                    $8.55
    End of period                                                                          $7.04
  Accumulation units outstanding
  at the end of period                                                                     2,532


JNL/Mellon Capital Management 25 Division (h)
  Accumulation unit value:

    Beginning of period                                                                    $9.28
    End of period                                                                          $7.54
  Accumulation units outstanding
  at the end of period                                                                    17,971


JNL/Mellon Capital Management Select Small-Cap Division (h)
  Accumulation unit value:

    Beginning of period                                                                   $13.84
    End of period                                                                         $11.26
  Accumulation units outstanding
  at the end of period                                                                     4,243


JNL/Mellon Capital Management Communications Sector Fund (n)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (n)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (n)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (n)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (n)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (n)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations February 25, 2002.
(b) Commencement of operations March 14, 2002.
(c) Commencement of operations March 22, 2002.
(d) Commencement of operations March 25, 2002.
(e) Commencement of operations April 1, 2002.
(f) Commencement of operations April 8, 2002.
(g) Commencement of operations May 1, 2002.
(h) Commencement of operations June 3, 2002.
(i) Commencement of operations July 1, 2002.
(j) Commencement of operations July 3, 2002.
(k) Commencement of operations August 12, 2002.
(l) Commencement of operations November 22, 2002.
(m) Commencement of operations August 14, 2002.
(n) These investment divisions had not commenced operations as of December 31, 2002.
(o) Commencement of operations May 31, 2002.
(p) Commencement of operations February 4, 2002.
(q) Commencement of operations June 4, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.795% (INCLUDES COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/AIM Premier Equity II Division (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $7.48
    End of period                                                                         $8.26
  Accumulation units outstanding
  at the end of period                                                                    1,345

JNL/Alger Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.82
    End of period                                                                         $12.28
  Accumulation units outstanding
  at the end of period                                                                     465

JNL/Alliance Capital Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management International Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $8.43
    End of period                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                      61


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $12.03
    End of period                                                                         $13.02
  Accumulation units outstanding
  at the end of period                                                                     301

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Janus Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $8.11
    End of period                                                                         $8.34
  Accumulation units outstanding
  at the end of period                                                                     390

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $9.74
    End of period                                                                         $10.82
  Accumulation units outstanding
  at the end of period                                                                    1,121

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.43
    End of period                                                                         $9.22
  Accumulation units outstanding
  at the end of period                                                                    1,043

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/PIMCO Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $12.61
    End of period                                                                         $12.88
  Accumulation units outstanding
  at the end of period                                                                     904

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.12
    End of period                                                                         $17.05
  Accumulation units outstanding
  at the end of period                                                                    1,620

JNL/PPM America High Yield Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.04
    End of period                                                                         $12.85
  Accumulation units outstanding
  at the end of period                                                                     432

JNL/PPM America Money Market Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $12.08
    End of period                                                                         $12.06
  Accumulation units outstanding
  at the end of period                                                                    7,473

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Putnam International Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.55
    End of period                                                                         $9.00
  Accumulation units outstanding
  at the end of period                                                                    1,257

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of the period                                                               N/A (i)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of the period                                                               N/A (i)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $14.68
    End of period                                                                         $14.80
  Accumulation units outstanding
  at the end of period                                                                    1,945

JNL/T. Rowe Price Established Growth Division (i)
  Accumulation unit value:
    End of period                                                                            N/A
  Accumulation units outstanding                                                             N/A
  at the end of period                                                                       N/A

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $17.85
    End of period                                                                         $20.42
  Accumulation units outstanding
  at the end of period                                                                     701

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $8.93
    End of period                                                                         $8.99
  Accumulation units outstanding
  at the end of period                                                                    1,113

JNL/S&P Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                   $8.98
    End of period                                                                         $8.96
  Accumulation units outstanding
  at the end of period                                                                     716

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.89
    End of period                                                                         $9.86
  Accumulation units outstanding
  at the end of period                                                                    15,052

JNL/S&P Equity Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/S&P Equity Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/S&P Moderate Growth Division I (c) Accumulation unit value:
    Beginning of period                                                                   $8.85
    End of period                                                                         $9.61
  Accumulation units outstanding
  at the end of period                                                                    6,265

JNL/S&P Very Aggressive Growth Division I (e) Accumulation unit value:
    Beginning of period                                                                   $8.55
    End of period                                                                         $8.40
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/S&P Core Index 50 Division (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/S&P Core Index 75 Division (i)
  Accumulation unit value:
    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $7.97
    End of period                                                                         $8.51
  Accumulation units outstanding
  at the end of period                                                                     396


JNL/Mellon Capital Management The DowSM 10 Division (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                   $7.61
    End of period                                                                         $7.24
  Accumulation units outstanding
  at the end of period                                                                     416


JNL/Mellon Capital Management The Global 15 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (i)
    End of period                                                                        N/A (i)
  Accumulation units outstanding
  at the end of period                                                                   N/A (i)


JNL/Mellon Capital Management 25 Division (d)
  Accumulation unit value:

    Beginning of period                                                                   $7.07
    End of period                                                                         $7.52
  Accumulation units outstanding
  at the end of period                                                                     736


JNL/Mellon Capital Management Select Small-Cap Division (i)
   Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Communications Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Energy Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Financial Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Technology Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations August 16, 2002.
(b) Commencement of operations October 4, 2002.
(c) Commencement of operations October 7, 2002.
(d) Commencement of operations October 11, 2002.
(e) Commencement of operations November 1, 2002.
(f) Commencement of operations November 19, 2002.
(g) Commencement of operations December 23, 2002.
(h) Commencement of operations November 8, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.82% (INCLUDES COMBINED DEATH BENEFIT AND PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002
JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.19
    End of period                                                                         $8.00
  Accumulation units outstanding
  at the end of period                                                                    1,059

JNL/AIM Premier Equity II Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.34
    End of period                                                                         $7.78
  Accumulation units outstanding
  at the end of period                                                                     244

JNL/AIM Small Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $11.00
    End of period                                                                         $8.25
  Accumulation units outstanding
  at the end of period                                                                    4,909

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $17.04
    End of period                                                                         $12.25
  Accumulation units outstanding
  at the end of period                                                                    7,812

JNL/Alliance Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Eagle Core Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $16.41
    End of period                                                                         $13.03
  Accumulation units outstanding
  at the end of period                                                                      36


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.37
    End of period                                                                         $10.67
  Accumulation units outstanding
  at the end of period                                                                    2,556

JNL/Mellon Capital Management International Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $8.70
    End of period                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                    1,308


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle SmallCap Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $16.19
    End of period                                                                         $11.86
  Accumulation units outstanding
  at the end of period                                                                      23

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $21.78
    End of period                                                                         $17.19
  Accumulation units outstanding
  at the end of period                                                                     509

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.10
    End of period                                                                         $8.35
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/Janus Capital Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/JPMorgan International Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Lazard Mid Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $13.24
    End of period                                                                         $10.81
  Accumulation units outstanding
  at the end of period                                                                    7,851

JNL/Lazard Small Cap Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.04
    End of period                                                                         $9.21
  Accumulation units outstanding
  at the end of period                                                                    8,993

JNL/Oppenheimer Global Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.15
    End of period                                                                         $6.98
  Accumulation units outstanding
  at the end of period                                                                     490

JNL/Oppenheimer Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $7.13
    End of period                                                                         $6.83
  Accumulation units outstanding
  at the end of period                                                                      37

JNL/PIMCO Total Return Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.19
    End of period                                                                         $12.86
  Accumulation units outstanding
  at the end of period                                                                    10,924

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $18.53
    End of period                                                                         $17.01
  Accumulation units outstanding
  at the end of period                                                                     580

JNL/PPM America High Yield Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $12.88
    End of period                                                                         $12.83
  Accumulation units outstanding
  at the end of period                                                                    2,098

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/PPM America Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Putnam Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $11.71
    End of period                                                                         $8.98
  Accumulation units outstanding
  at the end of period                                                                    12,303

JNL/Putnam Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $4.94
    End of period                                                                         $4.87
  Accumulation units outstanding
  at the end of period                                                                      32

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $17.95
    End of period                                                                         $14.44
  Accumulation units outstanding
  at the end of the period                                                                 253

JNL/Salomon Brothers Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $14.37
    End of period                                                                         $15.29
  Accumulation units outstanding
  at the end of the period                                                                1,302

JNL/Salomon Brothers U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $14.33
    End of period                                                                         $14.77
  Accumulation units outstanding
  at the end of period                                                                    6,721

JNL/T. Rowe Price Established Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $18.21
    End of period                                                                         $17.90
  Accumulation units outstanding
  at the end of period                                                                      43

JNL/T. Rowe Price Mid-Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $26.43
    End of period                                                                         $20.38
  Accumulation units outstanding
  at the end of period                                                                    2,803

JNL/T. Rowe Price Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $9.04
    End of period                                                                         $8.98
  Accumulation units outstanding
  at the end of period                                                                    22,118

JNL/S&P Aggressive Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.91
    End of period                                                                         $8.95
  Accumulation units outstanding
  at the end of period                                                                    28,499

JNL/S&P Conservative Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $10.01
    End of period                                                                         $9.85
  Accumulation units outstanding
  at the end of period                                                                    27,345

JNL/S&P Equity Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.32
    End of period                                                                         $8.05
  Accumulation units outstanding
  at the end of period                                                                    3,258

JNL/S&P Equity Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                   $10.15
    End of period                                                                         $7.89
  Accumulation units outstanding
  at the end of period                                                                    8,149

JNL/S&P Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                   $10.94
    End of period                                                                         $9.60
  Accumulation units outstanding
  at the end of period                                                                    17,347

JNL/S&P Very Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $9.02
    End of period                                                                         $8.39
  Accumulation units outstanding
  at the end of period                                                                     228

JNL/S&P Core Index 50 Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/S&P Core Index 75 Division (h)
  Accumulation unit value:
    Beginning of period                                                                  N/A (h)
    End of period                                                                        N/A (h)
  Accumulation units outstanding
  at the end of period                                                                   N/A (h)

JNL/S&P Core Index 100 Division (j)
  Accumulation unit value:
    Beginning of period                                                                   $9.86
    End of period                                                                         $8.51
  Accumulation units outstanding
  at the end of period                                                                    5,779


JNL/Mellon Capital Management The DowSM 10 Division (j)
  Accumulation unit value:

    Beginning of period                                                                   $9.29
    End of period                                                                         $7.54
  Accumulation units outstanding
  at the end of period                                                                    2,041


JNL/Mellon Capital Management The S&P(R) 10 Division (e)
  Accumulation unit value:

    Beginning of period                                                                   $8.55
    End of period                                                                         $7.24
  Accumulation units outstanding
  at the end of period                                                                     241


JNL/Mellon Capital Management The Global 15 Division (e)
  Accumulation unit value:

    Beginning of period                                                                   $7.79
    End of period                                                                         $7.02
  Accumulation units outstanding
  at the end of period                                                                     264


JNL/Mellon Capital Management 25 Division (e)
  Accumulation unit value:

    Beginning of period                                                                   $8.28
    End of period                                                                         $7.52
  Accumulation units outstanding
  at the end of period                                                                    1,707


JNL/Mellon Capital Management Select Small-Cap Division (e)
  Accumulation unit value:

    Beginning of period                                                                   $11.75
    End of period                                                                         $11.23
  Accumulation units outstanding
  at the end of period                                                                     175


JNL/Mellon Capital Management Communications Sector Fund (h)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (h)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Energy Sector Fund (h)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Financial Sector Fund (h)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (h)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Technology Sector Fund (h)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations June 27, 2002.
(b) Commencement of operations August 5, 2002.
(c) Commencement of operations August 14, 2002.
(d) Commencement of operations August 23, 2002.
(e) Commencement of operations August 26, 2002.
(f) Commencement of operations September 3, 2002.
(g) Commencement of operations November 13, 2002.
(h) These investment divisions had not commenced operations at December 31, 2002.
(i) Commencement of operations May 13, 2002.
(j) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.845% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGS PROTECTION AND PREMIUM CREDIT 2%
PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL
PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.19
    End of period                                                                                            $8.00
  Accumulation units outstanding
  at the end of period                                                                                       5,096

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $10.04
    End of period                                                                                            $7.76
  Accumulation units outstanding
  at the end of period                                                                                       9,816

JNL/AIM Small Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.00
    End of period                                                                                            $8.25
  Accumulation units outstanding
  at the end of period                                                                                       8,037

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $17.01
    End of period                                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                                       6,832

JNL/Alliance Capital Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $10.09
    End of period                                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                                       11,168

JNL/Mellon Capital Management International Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                                      $8.92
    End of period                                                                                            $8.49
  Accumulation units outstanding
  at the end of period                                                                                       2,375


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

JNL/Eagle Core Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $16.39
    End of period                                                                                            $12.98
  Accumulation units outstanding
  at the end of period                                                                                       6,638

JNL/Eagle SmallCap Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $16.17
    End of period                                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                                        426

JNL/Janus Aggressive Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $21.74
    End of period                                                                                            $17.16
  Accumulation units outstanding
  at the end of period                                                                                       2,277

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.09
    End of period                                                                                            $8.32
  Accumulation units outstanding
  at the end of period                                                                                       8,262

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                      $13.66
    End of period                                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                                        185

JNL/JPMorgan International Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/Lazard Mid Cap Value Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $13.19
    End of period                                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                                       9,446

JNL/Lazard Small Cap Value Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $12.18
    End of period                                                                                            $9.20
  Accumulation units outstanding
  at the end of period                                                                                       19,507

JNL/Oppenheimer Global Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.15
    End of period                                                                                            $6.98
  Accumulation units outstanding
  at the end of period                                                                                       3,319

JNL/Oppenheimer Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $8.68
    End of period                                                                                            $6.82
  Accumulation units outstanding
  at the end of period                                                                                       3,180

JNL/PIMCO Total Return Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                      $12.25
    End of period                                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                                      111,887

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $18.49
    End of period                                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                                       5,038

JNL/PPM America High Yield Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $12.86
    End of period                                                                                            $12.80
  Accumulation units outstanding
  at the end of period                                                                                       5,646

JNL/PPM America Money Market Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $12.08
    End of period                                                                                            $12.01
  Accumulation units outstanding
  at the end of period                                                                                       9,287

JNL/PPM America Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/Putnam Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $15.38
    End of period                                                                                            $13.96
  Accumulation units outstanding
  at the end of period                                                                                        705

JNL/Putnam International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.69
    End of period                                                                                            $8.96
  Accumulation units outstanding
  at the end of period                                                                                         0

JNL/Putnam Midcap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $5.40
    End of period                                                                                            $4.86
  Accumulation units outstanding
  at the end of period                                                                                       6,201

JNL/Putnam Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $17.92
    End of period                                                                                            $14.42
  Accumulation units outstanding
  at the end of the period                                                                                   3,958

JNL/Salomon Brothers Global Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $14.66
    End of period                                                                                            $15.26
  Accumulation units outstanding
  at the end of the period                                                                                   2,901

JNL/Salomon Brothers U.S. Government & Quality Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $13.61
    End of period                                                                                            $14.74
  Accumulation units outstanding
  at the end of period                                                                                       30,006

JNL/T. Rowe Price Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $22.37
    End of period                                                                                            $17.87
  Accumulation units outstanding
  at the end of period                                                                                       4,031

JNL/T. Rowe Price Mid-Cap Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $26.38
    End of period                                                                                            $20.34
  Accumulation units outstanding
  at the end of period                                                                                       1,814

JNL/T. Rowe Price Value Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.37
    End of period                                                                                            $8.98
  Accumulation units outstanding
  at the end of period                                                                                       32,509

JNL/S&P Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.99
    End of period                                                                                            $8.94
  Accumulation units outstanding
  at the end of period                                                                                       22,896

JNL/S&P Conservative Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.87
    End of period                                                                                            $9.84
  Accumulation units outstanding
  at the end of period                                                                                       55,711

JNL/S&P Equity Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                     N/A (i)
    End of period                                                                                           N/A (i)
  Accumulation units outstanding
  at the end of period                                                                                      N/A (i)

JNL/S&P Equity Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.14
    End of period                                                                                            $7.88
  Accumulation units outstanding
  at the end of period                                                                                       1,552

JNL/S&P Moderate Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $11.11
    End of period                                                                                            $9.59
  Accumulation units outstanding
  at the end of period                                                                                       97,686

JNL/S&P Very Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                      $10.75
    End of period                                                                                            $8.38
  Accumulation units outstanding
  at the end of period                                                                                       3,507

JNL/S&P Core Index 50 Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.88
    End of period                                                                                            $7.70
  Accumulation units outstanding
  at the end of period                                                                                       22,779

JNL/S&P Core Index 75 Division (f)
  Accumulation unit value:
    Beginning of period                                                                                      $8.51
    End of period                                                                                            $8.11
  Accumulation units outstanding
  at the end of period                                                                                       22,074

JNL/S&P Core Index 100 Division (j)
  Accumulation unit value:
    Beginning of period                                                                                      $9.86
    End of period                                                                                            $8.51
  Accumulation units outstanding
  at the end of period                                                                                       16,835


JNL/Mellon Capital Management The DowSM 10 Division (j)
  Accumulation unit value:

    Beginning of period                                                                                      $9.29
    End of period                                                                                            $7.54
  Accumulation units outstanding
  at the end of period                                                                                       47,649


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      $9.63
    End of period                                                                                            $7.23
  Accumulation units outstanding
  at the end of period                                                                                       29,281


JNL/Mellon Capital Management The Global 15 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      $8.54
    End of period                                                                                            $7.01
  Accumulation units outstanding
  at the end of period                                                                                       28,402


JNL/Mellon Capital Management 25 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      $9.25
    End of period                                                                                            $7.51
  Accumulation units outstanding
  at the end of period                                                                                       31,310


JNL/Mellon Capital Management Select Small-Cap Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      $13.80
    End of period                                                                                            $11.22
  Accumulation units outstanding
  at the end of period                                                                                       20,999


JNL/Mellon Capital Management Communications Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Energy Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Financial Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                                       N/A
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A


JNL/Mellon Capital Management Technology Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                                       N/A)
    End of period                                                                                             N/A
  Accumulation units outstanding
  at the end of period                                                                                        N/A

(a) Commencement of operations May 24, 2002.
(b) Commencement of operations June 3, 2002.
(c) Commencement of operations June 11, 2002.
(d) Commencement of operations July 8, 2002.
(e) Commencement of operations July 22, 2002.
(f) Commencement of operations August 20, 2002.
(g) Commencement of operations November 25, 2002.
(h) Commencement of operations December 23, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.
(j) Commencement of operations May 17, 2002.
(k) Commencement of operations May 23, 2002.
(l) Commencement of operations May 2, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.86% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.64
    End of period                                                                         $8.00
  Accumulation units outstanding
  at the end of period                                                                    52,367

JNL/AIM Premier Equity II Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $9.89
    End of period                                                                         $7.76
  Accumulation units outstanding
  at the end of period                                                                    6,642

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.63
    End of period                                                                         $8.25
  Accumulation units outstanding
  at the end of period                                                                    78,737

JNL/Alger Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $16.06
    End of period                                                                         $12.22
  Accumulation units outstanding
  at the end of period                                                                    26,974

JNL/Alliance Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $9.34
    End of period                                                                         $7.56
  Accumulation units outstanding
  at the end of period                                                                   151,176


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $9.97
    End of period                                                                         $10.66
  Accumulation units outstanding
  at the end of period                                                                   116,168

JNL/Mellon Capital Management International Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $10.43
    End of period                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                   164,277


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $16.12
    End of period                                                                         $12.97
  Accumulation units outstanding
  at the end of period                                                                    25,691

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $15.98
    End of period                                                                         $11.76
  Accumulation units outstanding
  at the end of period                                                                    37,933

JNL/Janus Aggressive Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $20.76
    End of period                                                                         $17.14
  Accumulation units outstanding
  at the end of period                                                                    38,399

JNL/Janus Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $9.04
    End of period                                                                         $8.32
  Accumulation units outstanding
  at the end of period                                                                    90,759

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $16.63
    End of period                                                                         $13.03
  Accumulation units outstanding
  at the end of period                                                                    7,157

JNL/JPMorgan International Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $6.12
    End of period                                                                         $6.16
  Accumulation units outstanding
  at the end of period                                                                     675

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $10.79
  Accumulation units outstanding
  at the end of period                                                                   118,377

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.95
    End of period                                                                         $9.19
  Accumulation units outstanding
  at the end of period                                                                   116,883

JNL/Oppenheimer Global Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.90
    End of period                                                                         $6.98
  Accumulation units outstanding
  at the end of period                                                                   135,922

JNL/Oppenheimer Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $8.46
    End of period                                                                         $6.82
  Accumulation units outstanding
  at the end of period                                                                    22,326

JNL/PIMCO Total Return Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.24
    End of period                                                                         $12.84
  Accumulation units outstanding
  at the end of period                                                                   285,005

JNL/PPM America Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $18.30
    End of period                                                                         $16.96
  Accumulation units outstanding
  at the end of period                                                                    92,571

JNL/PPM America High Yield Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.93
    End of period                                                                         $12.79
  Accumulation units outstanding
  at the end of period                                                                    57,468

JNL/PPM America Money Market Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $12.07
    End of period                                                                         $12.00
  Accumulation units outstanding
  at the end of period                                                                   350,802

JNL/PPM America Value Division (n)
  Accumulation unit value:
    Beginning of period                                                                   $10.72
    End of period                                                                         $10.92
  Accumulation units outstanding
  at the end of period                                                                    1,487

JNL/Putnam Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.22
    End of period                                                                         $13.94
  Accumulation units outstanding
  at the end of period                                                                    2,949

JNL/Putnam International Equity Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $11.68
    End of period                                                                         $8.95
  Accumulation units outstanding
  at the end of period                                                                   102,860

JNL/Putnam Midcap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $6.57
    End of period                                                                         $4.86
  Accumulation units outstanding
  at the end of period                                                                    21,834

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $17.26
    End of period                                                                         $14.40
  Accumulation units outstanding
  at the end of the period                                                                58,132

JNL/Salomon Brothers Global Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $14.70
    End of period                                                                         $15.24
  Accumulation units outstanding
  at the end of the period                                                                27,625

JNL/Salomon Brothers U.S. Government & Quality Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $13.65
    End of period                                                                         $14.73
  Accumulation units outstanding
  at the end of period                                                                   215,666

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $22.00
    End of period                                                                         $17.85
  Accumulation units outstanding
  at the end of period                                                                    30,173

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $25.16
    End of period                                                                         $20.32
  Accumulation units outstanding
  at the end of period                                                                    62,216

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                   $11.18
    End of period                                                                         $8.97
  Accumulation units outstanding
  at the end of period                                                                   199,648

JNL/S&P Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                   $10.82
    End of period                                                                         $8.93
  Accumulation units outstanding
  at the end of period                                                                   247,080

JNL/S&P Conservative Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                   $10.78
    End of period                                                                         $9.83
  Accumulation units outstanding
  at the end of period                                                                   533,868

JNL/S&P Equity Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.90
    End of period                                                                         $8.03
  Accumulation units outstanding
  at the end of period                                                                   141,261

JNL/S&P Equity Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.74
    End of period                                                                         $7.88
  Accumulation units outstanding
  at the end of period                                                                   195,936

JNL/S&P Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                   $11.01
    End of period                                                                         $9.58
  Accumulation units outstanding
  at the end of period                                                                  1,562,842

JNL/S&P Very Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                   $10.68
    End of period                                                                         $8.37
  Accumulation units outstanding
  at the end of period                                                                    13,184

JNL/S&P Core Index 50 Division (o)
  Accumulation unit value:
    Beginning of period                                                                   $9.88
    End of period                                                                         $7.70
  Accumulation units outstanding
  at the end of period                                                                    36,938

JNL/S&P Core Index 75 Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.50
    End of period                                                                         $8.10
  Accumulation units outstanding
  at the end of period                                                                    49,126

JNL/S&P Core Index 100 Division (h)
 Accumulation unit value:
    Beginning of period                                                                   $9.67
    End of period                                                                         $8.51
  Accumulation units outstanding
  at the end of period                                                                   128,473


JNL/Mellon Capital Management The DowSM 10 Division (d)
  Accumulation unit value:

    Beginning of period                                                                   $8.90
    End of period                                                                         $7.53
  Accumulation units outstanding
  at the end of period                                                                   410,448


JNL/Mellon Capital Management The S&P(R) 10 Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $9.50
    End of period                                                                         $7.23
  Accumulation units outstanding
  at the end of period                                                                   276,246


JNL/Mellon Capital Management The Global 15 Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $8.76
    End of period                                                                         $7.01
  Accumulation units outstanding
  at the end of period                                                                   282,233


JNL/Mellon Capital Management 25 Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $9.44
    End of period                                                                         $7.51
  Accumulation units outstanding
  at the end of period                                                                   317,029


JNL/Mellon Capital Management Select Small-Cap Division (a)
  Accumulation unit value:

    Beginning of period                                                                   $14.55
    End of period                                                                         $11.22
  Accumulation units outstanding
  at the end of period                                                                   189,004


JNL/Mellon Capital Management Communications Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Energy Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Financial Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Technology Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


(a) Commencement of operations May 10, 2002.
(b) Commencement of operations November 22, 2002.
(c) Commencement of operations December 30, 2002.
(d) Commencement of operations May 6, 2002.
(e) Commencement of operations May 7, 2002.
(f) Commencement of operations May 2, 2002.
(g) Commencement of operations May 14, 2002.
(h) Commencement of operations May 13, 2002.
(i) Commencement of operations May 9, 2002.
(j) Commencement of operations May 24, 2002.
(k) Commencement of operations May 29, 2002.
(l) Commencement of operations May 3, 2002.
(m) Commencement of operations May 20, 2002.
(n) Commencement of operations October 22, 2002.
(o) Commencement of operations May 17, 2002.
(p) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION AND 20% ADDITIONAL WITHDRAWAL
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMPOUNDING DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND 20% ADDITIONAL
  WITHDRAWAL
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL
  CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                  DECEMBER 31,
                                                                                                          2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $7.81
    End of period                                                                                        $8.00
  Accumulation units outstanding
  at the end of period                                                                                   1,105

JNL/AIM Premier Equity II Division (q)
  Accumulation unit value:
    Beginning of period                                                                                    N/A
    End of period                                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                                     N/A

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  $8.30
    End of period                                                                                        $8.25
  Accumulation units outstanding
  at the end of period                                                                                    481

JNL/Alger Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                  $14.80
    End of period                                                                                        $12.18
  Accumulation units outstanding
  at the end of period                                                                                    417

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  $7.74
    End of period                                                                                        $7.54
  Accumulation units outstanding
  at the end of period                                                                                   1,034


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Mellon Capital Management Bond Index Division (p)
  Accumulation unit value:
    Beginning of period                                                                                  $10.14
    End of period                                                                                        $10.66
  Accumulation units outstanding
  at the end of period                                                                                     0

JNL/Mellon Capital Management International Index Division (h)
  Accumulation unit value:
    Beginning of period                                                                                  $8.06
    End of period                                                                                        $8.48
  Accumulation units outstanding
  at the end of period                                                                                    585


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

JNL/Eagle Core Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                  $13.72
    End of period                                                                                        $12.94
  Accumulation units outstanding
  at the end of period                                                                                   1,192

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                  $12.43
    End of period                                                                                        $11.73
  Accumulation units outstanding
  at the end of period                                                                                   1,222

JNL/Janus Aggressive Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                  $18.38
    End of period                                                                                        $17.09
  Accumulation units outstanding
  at the end of period                                                                                    212

JNL/Janus Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $9.08
    End of period                                                                                        $8.31
  Accumulation units outstanding
  at the end of period                                                                                   1,365

JNL/Janus Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                  $13.86
    End of period                                                                                        $12.99
  Accumulation units outstanding
  at the end of period                                                                                    849

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Lazard Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $9.70
    End of period                                                                                        $10.77
  Accumulation units outstanding
  at the end of period                                                                                    410

JNL/Lazard Small Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $12.00
    End of period                                                                                        $9.17
  Accumulation units outstanding
  at the end of period                                                                                   2,067

JNL/Oppenheimer Global Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                  $8.17
    End of period                                                                                        $6.98
  Accumulation units outstanding
  at the end of period                                                                                    671

JNL/Oppenheimer Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $8.67
    End of period                                                                                        $6.82
  Accumulation units outstanding
  at the end of period                                                                                    760

JNL/PIMCO Total Return Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $12.15
    End of period                                                                                        $12.81
  Accumulation units outstanding
  at the end of period                                                                                   1,553

JNL/PPM America Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $18.42
    End of period                                                                                        $16.91
  Accumulation units outstanding
  at the end of period                                                                                   1,172

JNL/PPM America High Yield Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                                  $11.96
    End of period                                                                                        $12.75
  Accumulation units outstanding
  at the end of period                                                                                    763

JNL/PPM America Money Market Division (i)
  Accumulation unit value:
    Beginning of period                                                                                  $12.03
    End of period                                                                                        $11.94
  Accumulation units outstanding
  at the end of period                                                                                   5,391

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                  $15.83
    End of period                                                                                        $14.36
  Accumulation units outstanding
  at the end of the period                                                                                316

JNL/Salomon Brothers Global Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $14.60
    End of period                                                                                        $15.19
  Accumulation units outstanding
  at the end of the period                                                                                387

JNL/Salomon Brothers U.S. Government & Quality Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                  $14.62
    End of period                                                                                        $14.68
  Accumulation units outstanding
  at the end of period                                                                                     37

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $22.28
    End of period                                                                                        $17.80
  Accumulation units outstanding
  at the end of period                                                                                    805

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                  $20.99
    End of period                                                                                        $20.26
  Accumulation units outstanding
  at the end of period                                                                                    489

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                                  $11.36
    End of period                                                                                        $8.97
  Accumulation units outstanding
  at the end of period                                                                                   3,039

JNL/S&P Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                  $10.94
    End of period                                                                                        $8.92
  Accumulation units outstanding
  at the end of period                                                                                   2,315

JNL/S&P Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                                  $9.89
    End of period                                                                                        $9.81
  Accumulation units outstanding
  at the end of period                                                                                   12,223

JNL/S&P Equity Aggressive Growth Division I (q)
  Accumulation unit value:
    Beginning of period                                                                                    N/A
    End of period                                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                                     N/A

JNL/S&P Equity Growth Division I (q)
  Accumulation unit value:
    Beginning of period                                                                                    N/A
    End of period                                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                                     N/A

JNL/S&P Moderate Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                                  $11.00
    End of period                                                                                        $9.56
  Accumulation units outstanding
  at the end of period                                                                                   9,561

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                 N/A (q)
    End of period                                                                                       N/A (q)
  Accumulation units outstanding
  at the end of period                                                                                  N/A (q)

JNL/S&P Core Index 50 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                  $9.74
    End of period                                                                                        $7.70
  Accumulation units outstanding
  at the end of period                                                                                   5,187

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                  $8.16
    End of period                                                                                        $8.10
  Accumulation units outstanding
  at the end of period                                                                                    981

JNL/S&P Core Index 100 Division (l)
  Accumulation unit value:
    Beginning of period                                                                                  $8.62
    End of period                                                                                        $8.50
  Accumulation units outstanding
  at the end of period                                                                                   3,061


JNL/Mellon Capital Management The DowSM 10 Division (e)
  Accumulation unit value:

    Beginning of period                                                                                  $7.44
    End of period                                                                                        $7.52
  Accumulation units outstanding
  at the end of period                                                                                    922


JNL/Mellon Capital Management The S&P(R) 10 Division (e)
  Accumulation unit value:

    Beginning of period                                                                                  $7.54
    End of period                                                                                        $7.22
  Accumulation units outstanding
  at the end of period                                                                                    944


JNL/Mellon Capital Management The Global 15 Division (e)
  Accumulation unit value:

    Beginning of period                                                                                  $7.36
    End of period                                                                                        $7.00
  Accumulation units outstanding
  at the end of period                                                                                    960


JNL/Mellon Capital Management 25 Division (e)
  Accumulation unit value:

    Beginning of period                                                                                  $7.46
    End of period                                                                                        $7.50
  Accumulation units outstanding
  at the end of period                                                                                    397


JNL/Mellon Capital Management Select Small-Cap Division (e)
  Accumulation unit value:

    Beginning of period                                                                                  $11.05
    End of period                                                                                        $11.20
  Accumulation units outstanding
  at the end of period                                                                                    268


JNL/Mellon Capital Management Communications Sector Fund (q)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (q)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management Energy Sector Fund (q)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management Financial Sector Fund (q)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (q)
  Accumulation unit value:

    Beginning of period                                                                                   N/A
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A


JNL/Mellon Capital Management Technology Sector Fund (q)
  Accumulation unit value:

    Beginning of period                                                                                   N/A)
    End of period                                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                                    N/A

(a) Commencement of operations October 4, 2002.
(b) Commencement of operations December 18, 2002.
(c) Commencement of operations June 25, 2002.
(d) Commencement of operations July 15, 2002.
(e) Commencement of operations November 5, 2002.
(f) Commencement of operations May 17, 2002.
(g) Commencement of operations August 19, 2002.
(h) Commencement of operations October 11, 2002.
(i) Commencement of operations March 11, 2002.
(j) Commencement of operations April 11, 2002.
(k) Commencement of operations December 17, 2002.
(l) Commencement of operations November 14, 2002.
(m) Commencement of operations May 8, 2002.
(n) Commencement of operations May 20, 2002.
(o) Commencement of operations July 8, 2002.
(p) Commencement of operations June 28, 2002.
(q) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.96% (INCLUDES COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 4%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                DECEMBER 31,
                                                                                        2002

JNL/AIM Large Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                $9.65
    End of period                                                                      $7.99
  Accumulation units outstanding
  at the end of period                                                                 27,611

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                $10.25
    End of period                                                                      $7.75
  Accumulation units outstanding
  at the end of period                                                                 5,186

JNL/AIM Small Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                $10.94
    End of period                                                                      $8.24
  Accumulation units outstanding
  at the end of period                                                                 41,184

JNL/Alger Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                $16.57
    End of period                                                                      $12.13
  Accumulation units outstanding
  at the end of period                                                                 46,048

JNL/Alliance Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.90
    End of period                                                                      $7.52
  Accumulation units outstanding
  at the end of period                                                                 18,349


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Mellon Capital Management Bond Index Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.95
    End of period                                                                      $10.65
  Accumulation units outstanding
  at the end of period                                                                 35,329

JNL/Mellon Capital Management International Index Division (s)
  Accumulation unit value:
    Beginning of period                                                                $10.68
    End of period                                                                      $8.48
  Accumulation units outstanding
  at the end of period                                                                 42,201


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                $16.04
    End of period                                                                      $12.89
  Accumulation units outstanding
  at the end of period                                                                 29,226

JNL/Eagle SmallCap Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                $16.15
    End of period                                                                      $11.69
  Accumulation units outstanding
  at the end of period                                                                 15,846

JNL/Janus Aggressive Growth Division (s)
 Accumulation unit value:
    Beginning of period                                                                $21.57
    End of period                                                                      $17.01
  Accumulation units outstanding
  at the end of period                                                                 7,823

JNL/Janus Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                $8.91
    End of period                                                                      $8.30
  Accumulation units outstanding
  at the end of period                                                                 39,159

JNL/Janus Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                $16.50
    End of period                                                                      $12.93
  Accumulation units outstanding
  at the end of period                                                                 7,569

JNL/JPMorgan International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                $6.08
    End of period                                                                      $6.13
  Accumulation units outstanding
  at the end of period                                                                 2,737

JNL/Lazard Mid Cap Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                $13.08
    End of period                                                                      $10.74
  Accumulation units outstanding
  at the end of period                                                                 39,620

JNL/Lazard Small Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                $11.73
    End of period                                                                      $9.14
  Accumulation units outstanding
  at the end of period                                                                 42,406

JNL/Oppenheimer Global Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.14
    End of period                                                                      $6.97
  Accumulation units outstanding
  at the end of period                                                                 32,807

JNL/Oppenheimer Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $8.67
    End of period                                                                      $6.81
  Accumulation units outstanding
  at the end of period                                                                 11,427

JNL/PIMCO Total Return Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                $12.21
    End of period                                                                      $12.77
  Accumulation units outstanding
  at the end of period                                                                196,657

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                $18.02
    End of period                                                                      $16.83
  Accumulation units outstanding
  at the end of period                                                                 34,008

JNL/PPM America High Yield Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                $12.84
    End of period                                                                      $12.69
  Accumulation units outstanding
  at the end of period                                                                 67,853

JNL/PPM America Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                $11.98
    End of period                                                                      $11.91
  Accumulation units outstanding
  at the end of period                                                                104,785

JNL/PPM America Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                $11.23
    End of period                                                                      $10.92
  Accumulation units outstanding
  at the end of period                                                                 1,381

JNL/Putnam Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                $16.75
    End of period                                                                      $13.84
  Accumulation units outstanding
  at the end of period                                                                 4,337

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                $11.27
    End of period                                                                      $8.88
  Accumulation units outstanding
  at the end of period                                                                 58,569

JNL/Putnam Midcap Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                $6.56
    End of period                                                                      $4.85
  Accumulation units outstanding
  at the end of period                                                                 35,705

JNL/Putnam Value Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                $17.54
    End of period                                                                      $14.29
  Accumulation units outstanding
  at the end of the period                                                             24,452

JNL/Salomon Brothers Global Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                $14.55
    End of period                                                                      $15.12
  Accumulation units outstanding
  at the end of the period                                                             9,686

JNL/Salomon Brothers U.S. Government & Quality Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                $13.52
    End of period                                                                      $14.61
  Accumulation units outstanding
  at the end of period                                                                 54,697

JNL/T. Rowe Price Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                $21.13
    End of period                                                                      $17.71
  Accumulation units outstanding
  at the end of period                                                                 27,437

JNL/T. Rowe Price Mid-Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                $25.65
    End of period                                                                      $20.16
  Accumulation units outstanding
  at the end of period                                                                 37,470

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                $11.16
    End of period                                                                      $8.95
  Accumulation units outstanding
  at the end of period                                                                131,107

JNL/S&P Aggressive Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                $10.90
    End of period                                                                      $8.89
  Accumulation units outstanding
  at the end of period                                                                172,156

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                $10.79
    End of period                                                                      $9.79
  Accumulation units outstanding
  at the end of period                                                                362,628

JNL/S&P Equity Aggressive Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                $10.26
    End of period                                                                      $7.99
  Accumulation units outstanding
  at the end of period                                                                 14,127

JNL/S&P Equity Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                $10.09
    End of period                                                                      $7.84
  Accumulation units outstanding
  at the end of period                                                                 66,163

JNL/S&P Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                $10.96
    End of period                                                                      $9.53
  Accumulation units outstanding
  at the end of period                                                                495,678

JNL/S&P Very Aggressive Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                $10.70
    End of period                                                                      $8.33
  Accumulation units outstanding
  at the end of period                                                                 26,949

JNL/S&P Core Index 50 Division (s)
 Accumulation unit value:
    Beginning of period                                                                $9.88
    End of period                                                                      $7.69
  Accumulation units outstanding
  at the end of period                                                                 10,348

JNL/S&P Core Index 75 Division (s)
  Accumulation unit value:
    Beginning of period                                                                $9.84
    End of period                                                                      $8.10
  Accumulation units outstanding
  at the end of period                                                                109,576

JNL/S&P Core Index 100 Division (o)
  Accumulation unit value:
    Beginning of period                                                                $9.80
    End of period                                                                      $8.50
  Accumulation units outstanding
  at the end of period                                                                 75,715


JNL/Mellon Capital Management The DowSM 10 Division (j)
  Accumulation unit value:

    Beginning of period                                                                $8.89
    End of period                                                                      $7.51
  Accumulation units outstanding
  at the end of period                                                                160,380


JNL/Mellon Capital Management The S&P(R) 10 Division (s)
  Accumulation unit value:

    Beginning of period                                                                $9.82
    End of period                                                                      $7.20
  Accumulation units outstanding
  at the end of period                                                                124,970


JNL/Mellon Capital Management The Global 15 Division (s)
  Accumulation unit value:

    Beginning of period                                                                $8.91
    End of period                                                                      $6.99
  Accumulation units outstanding
  at the end of period                                                                123,531


JNL/Mellon Capital Management 25 Division (s)
  Accumulation unit value:

    Beginning of period                                                                $9.64
    End of period                                                                      $7.48
  Accumulation units outstanding
  at the end of period                                                                119,222


JNL/Mellon Capital Management Select Small-Cap Division (s)
  Accumulation unit value:

    Beginning of period                                                                $15.23
    End of period                                                                      $11.18
  Accumulation units outstanding
  at the end of period                                                                 82,650


JNL/Mellon Capital Management Communications Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management Energy Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management Financial Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                 N/A
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A


JNL/Mellon Capital Management Technology Sector Fund (d)
  Accumulation unit value:

    Beginning of period                                                                 N/A)
    End of period                                                                       N/A
  Accumulation units outstanding
  at the end of period                                                                  N/A

(a) Commencement of operations May 16, 2002.
(b) Commencement of operations December 23, 2002.
(c) Commencement of operations May 15, 2002.
(d) Commencement of operations December 3, 2002.
(e) Commencement of operations May 10, 2002.
(f) Commencement of operations May 2, 2002.
(g) Commencement of operations May 8, 2002.
(h) Commencement of operations June 25, 2002.
(i) Commencement of operations May 22, 2002.
(j) Commencement of operations May 7, 2002.
(k) Commencement of operations June 10, 2002.
(l) Commencement of operations May 28, 2002.
(m) Commencement of operations May 13, 2002.
(n) Commencement of operations June 17, 2002.
(o) Commencement of operations May 14, 2002.
(p) Commencement of operations May 23, 2002.
(q) Commencement of operations June 7, 2002.
(r) Commencement of operations June 6, 2002.
(s) Commencement of operations May 17, 2002.
(t) Commencement of operations July 16, 2002.
(u) Commencement of operations May 20, 2002.
(v) Commencement of operations June 5, 2002.
(w) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 1.995% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL
  WITHDRAWAL
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL
  CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $8.47
    End of period                                                                                             $7.99
  Accumulation units outstanding
  at the end of period                                                                                        1,155

JNL/AIM Premier Equity II Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $10.33
    End of period                                                                                             $7.48
  Accumulation units outstanding
  at the end of period                                                                                         659

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $7.90
    End of period                                                                                             $8.24
  Accumulation units outstanding
  at the end of period                                                                                        1,172

JNL/Alger Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.53
    End of period                                                                                            $12.10
  Accumulation units outstanding
  at the end of period                                                                                        1,845

JNL/Alliance Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $8.18
    End of period                                                                                             $7.51
  Accumulation units outstanding
  at the end of period                                                                                        2,240


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Mellon Capital Management Bond Index Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $9.95
    End of period                                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                                       17,728

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                       $8.92
    End of period                                                                                             $8.48
  Accumulation units outstanding
  at the end of period                                                                                         49


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Eagle Core Equity Division (d)
   Accumulation unit value:
    Beginning of period                                                                                      $16.01
    End of period                                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                                        5,969

JNL/Eagle SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $16.12
    End of period                                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                                         882

JNL/Janus Aggressive Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $21.32
    End of period                                                                                            $16.97
  Accumulation units outstanding
  at the end of period                                                                                        1,831

JNL/Janus Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $9.07
    End of period                                                                                             $8.29
  Accumulation units outstanding
  at the end of period                                                                                       11,925

JNL/Janus Capital Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $16.54
    End of period                                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                                         344

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $13.06
    End of period                                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                                        3,443

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $11.99
    End of period                                                                                             $9.13
  Accumulation units outstanding
  at the end of period                                                                                        3,027

JNL/Oppenheimer Global Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $9.05
    End of period                                                                                             $6.96
  Accumulation units outstanding
  at the end of period                                                                                        2,873

JNL/Oppenheimer Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                       $8.60
    End of period                                                                                             $6.80
  Accumulation units outstanding
  at the end of period                                                                                         262

JNL/PIMCO Total Return Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $12.10
    End of period                                                                                            $12.75
  Accumulation units outstanding
  at the end of period                                                                                       14,902

JNL/PPM America Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $18.30
    End of period                                                                                            $16.79
  Accumulation units outstanding
  at the end of period                                                                                        4,960

JNL/PPM America High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                      $12.74
    End of period                                                                                            $12.66
  Accumulation units outstanding
  at the end of period                                                                                        6,399

JNL/PPM America Money Market Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $11.94
    End of period                                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                                       20,594

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Putnam International Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $9.33
    End of period                                                                                             $8.86
  Accumulation units outstanding
  at the end of period                                                                                        1,234

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $17.50
    End of period                                                                                            $14.25
  Accumulation units outstanding
  at the end of the period                                                                                    2,316

JNL/Salomon Brothers Global Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                      $14.51
    End of period                                                                                            $15.08
  Accumulation units outstanding
  at the end of the period                                                                                    6,213

JNL/Salomon Brothers U.S. Government & Quality Bond Division (n)
  Accumulation unit value:
    Beginning of period                                                                                      $13.50
    End of period                                                                                            $14.57
  Accumulation units outstanding
  at the end of period                                                                                       26,549

JNL/T. Rowe Price Established Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $21.83
    End of period                                                                                            $17.67
  Accumulation units outstanding
  at the end of period                                                                                        3,934

JNL/T. Rowe Price Mid-Cap Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $25.73
    End of period                                                                                            $20.11
  Accumulation units outstanding
  at the end of period                                                                                         451

JNL/T. Rowe Price Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                      $11.23
    End of period                                                                                             $8.94
  Accumulation units outstanding
  at the end of period                                                                                       10,813

JNL/S&P Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                      $10.30
    End of period                                                                                             $8.88
  Accumulation units outstanding
  at the end of period                                                                                         612

JNL/S&P Conservative Growth Division I (m)
 Accumulation unit value:
    Beginning of period                                                                                      $10.81
    End of period                                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                                       59,538

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                       $8.18
    End of period                                                                                             $7.83
  Accumulation units outstanding
  at the end of period                                                                                       10,603

JNL/S&P Moderate Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                                      $10.77
    End of period                                                                                             $9.52
  Accumulation units outstanding
  at the end of period                                                                                       58,437

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                      N/A (p)
    End of period                                                                                            N/A (p)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (p)

JNL/S&P Core Index 50 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $9.87
    End of period                                                                                             $7.69
  Accumulation units outstanding
  at the end of period                                                                                        7,240

JNL/S&P Core Index 75 Division (p)
  Accumulation unit value:
    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/S&P Core Index 100 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                       $9.80
    End of period                                                                                             $8.50
  Accumulation units outstanding
  at the end of period                                                                                        1,976


JNL/Mellon Capital Management The DowSM 10 Division (d)
  Accumulation unit value:

    Beginning of period                                                                                       $9.10
    End of period                                                                                             $7.50
  Accumulation units outstanding
  at the end of period                                                                                       37,396


JNL/Mellon Capital Management The S&P(R) 10 Division (f)
  Accumulation unit value:

    Beginning of period                                                                                       $9.59
    End of period                                                                                             $7.19
  Accumulation units outstanding
  at the end of period                                                                                        9,344


JNL/Mellon Capital Management The Global 15 Division (e)
  Accumulation unit value:

    Beginning of period                                                                                       $8.08
    End of period                                                                                             $6.98
  Accumulation units outstanding
  at the end of period                                                                                        2,235


JNL/Mellon Capital Management 25 Division (f)
  Accumulation unit value:

    Beginning of period                                                                                       $9.21
    End of period                                                                                             $7.47
  Accumulation units outstanding
  at the end of period                                                                                       12,500


JNL/Mellon Capital Management Select Small-Cap Division (f)
  Accumulation unit value:

    Beginning of period                                                                                      $13.74
    End of period                                                                                            $11.16
  Accumulation units outstanding
  at the end of period                                                                                        4,926


JNL/Mellon Capital Management Communications Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Energy Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Financial Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Technology Sector Fund (p)
  Accumulation unit value:

    Beginning of period                                                                                       N/A)
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

(a)    Commencement of operations July 15, 2002.
(b)    Commencement of operations July 22, 2002.
(c)    Commencement of operations September 11, 2002.
(d)    Commencement of operations May 8, 2002.
(e)    Commencement of operations July 2, 2002.
(f)    Commencement of operations June 3, 2002.
(g)    Commencement of operations June 7, 2002.
(h)    Commencement of operations December 3, 2002.
(i)    Commencement of operations June 10, 2002.
(j)    Commencement of operations February 26, 2002.
(k)    Commencement of operations May 15, 2002.
(l)    Commencement of operations June 21, 2002.
(m)    Commencement of operations May 17, 2002.
(n)    Commencement of operations May 16, 2002.
(o)    Commencement of operations May 6, 2002.
(p) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND 20% ADDITIONAL WITHDRAWAL
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND FIVE YEAR WITHDRAWAL
CHARGE PERIOD COMBINATION DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND FIVE
YEAR WITHDRAWAL CHARGE PERIOD COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION
AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                        DECEMBER 31,
                                                                                                                2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/AIM Premier Equity II Division (i)
  Accumulation unit value:
    Beginning of period                                                                                        $10.91
    End of period                                                                                              $7.75
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $10.91
    End of period                                                                                              $8.24
  Accumulation units outstanding
  at the end of period                                                                                         1,959

JNL/Alger Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                        $17.03
    End of period                                                                                              $12.10
  Accumulation units outstanding
  at the end of period                                                                                         1,960

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Mellon Capital Management Bond Index Division (m)
  Accumulation unit value:
    Beginning of period                                                                                        $9.82
    End of period                                                                                              $10.65
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Eagle Core Equity Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $15.68
    End of period                                                                                              $12.85
  Accumulation units outstanding
  at the end of period                                                                                         2,066

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $16.58
    End of period                                                                                              $11.66
  Accumulation units outstanding
  at the end of period                                                                                          754

JNL/Janus Aggressive Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $22.13
    End of period                                                                                              $16.96
  Accumulation units outstanding
  at the end of period                                                                                          527

JNL/Janus Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $9.14
    End of period                                                                                              $8.29
  Accumulation units outstanding
  at the end of period                                                                                         1,420

JNL/Janus Capital Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                                        $16.56
    End of period                                                                                              $12.89
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                        $13.28
    End of period                                                                                              $10.72
  Accumulation units outstanding
  at the end of period                                                                                         1,761

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                                        $11.91
    End of period                                                                                              $9.13
  Accumulation units outstanding
  at the end of period                                                                                         4,346

JNL/Oppenheimer Global Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                                        $9.19
    End of period                                                                                              $6.96
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/Oppenheimer Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                        $8.63
    End of period                                                                                              $6.81
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/PIMCO Total Return Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $12.15
    End of period                                                                                              $12.75
  Accumulation units outstanding
  at the end of period                                                                                         11,669

JNL/PPM America Balanced Division (j)
  Accumulation unit value:
    Beginning of period                                                                                        $17.67
    End of period                                                                                              $16.78
  Accumulation units outstanding
  at the end of period                                                                                         2,622

JNL/PPM America High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $12.52
    End of period                                                                                              $12.65
  Accumulation units outstanding
  at the end of period                                                                                         3,873

JNL/PPM America Money Market Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $11.96
    End of period                                                                                              $11.86
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Putnam Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $17.76
    End of period                                                                                              $13.79
  Accumulation units outstanding
  at the end of period                                                                                          365

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/Putnam Midcap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $6.80
    End of period                                                                                              $4.84
  Accumulation units outstanding
  at the end of period                                                                                          953

JNL/Putnam Value Equity Division (h)
  Accumulation unit value:
    Beginning of period                                                                                        $17.76
    End of period                                                                                              $14.25
  Accumulation units outstanding
  at the end of the period                                                                                      300

JNL/Salomon Brothers Global Bond Division (n)
  Accumulation unit value:
    Beginning of period                                                                                        $14.37
    End of period                                                                                              $15.08
  Accumulation units outstanding
  at the end of the period                                                                                       0

JNL/Salomon Brothers U.S. Government & Quality Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $13.54
    End of period                                                                                              $14.57
  Accumulation units outstanding
  at the end of period                                                                                         14,970

JNL/T. Rowe Price Established Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $21.70
    End of period                                                                                              $17.66
  Accumulation units outstanding
  at the end of period                                                                                         1,507

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $25.66
    End of period                                                                                              $20.10
  Accumulation units outstanding
  at the end of period                                                                                         2,421

JNL/T. Rowe Price Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                                        $10.49
    End of period                                                                                              $8.94
  Accumulation units outstanding
  at the end of period                                                                                         2,036

JNL/S&P Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A

JNL/S&P Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                                        $10.56
    End of period                                                                                              $9.77
  Accumulation units outstanding
  at the end of period                                                                                         13,461

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Moderate Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                        $11.28
    End of period                                                                                              $9.52
  Accumulation units outstanding
  at the end of period                                                                                         9,632

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                       N/A (r)
    End of period                                                                                             N/A (r)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (r)

JNL/S&P Core Index 50 Division (q)
  Accumulation unit value:
    Beginning of period                                                                                        $10.06
    End of period                                                                                              $7.69
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/S&P Core Index 75 Division (r)
  Accumulation unit value:
    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A

JNL/S&P Core Index 100 Division (p)
  Accumulation unit value:
    Beginning of period                                                                                        $10.13
    End of period                                                                                              $8.50
  Accumulation units outstanding
  at the end of period                                                                                           0


JNL/Mellon Capital Management The DowSM 10 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A


JNL/Mellon Capital Management The S&P(R) 10 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A


JNL/Mellon Capital Management The Global 15 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A


JNL/Mellon Capital Management 25 Division (r)
  Accumulation unit value:

    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A


JNL/Mellon Capital Management Select Small-Cap Division (r)
  Accumulation unit value:

    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A


JNL/Mellon Capital Management Communications Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Energy Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Financial Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Technology Sector Fund (r)
  Accumulation unit value:

    Beginning of period                                                                                         N/A)
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

(a) Commencement of operations March 5, 2002.
(b) Commencement of operations April 1, 2002.
(c) Commencement of operations March 28, 2002.
(d) Commencement of operations March 20, 2002.
(e) Commencement of operations July 15, 2002.
(f) Commencement of operations August 14, 2002.
(g) Commencement of operations March 11, 2002.
(h) Commencement of operations April 9, 2002.
(i) Commencement of operations March 15, 2002.
(j) Commencement of operations February 25, 2002.
(k) Commencement of operations February 19, 2002.
(l) Commencement of operations February 26, 2002.
(m) Commencement of operations March 14, 2002.
(n) Commencement of operations March 12, 2002.
(o) Commencement of operations April 25, 2002.
(p) Commencement of operations March 18, 2002.
(q) Commencement of operations April 16, 2002.
(r) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.01% (INCLUDES EARNINGS PROTECTION AND PREMIUM CREDIT 4%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                       DECEMBER 31,
                                                                                                               2002

JNL/AIM Large Cap Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $10.18
    End of period                                                                                              $7.99
  Accumulation units outstanding
  at the end of period                                                                                         2,647

JNL/AIM Premier Equity II Division (o)
 Accumulation unit value:
    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $10.53
    End of period                                                                                              $8.23
  Accumulation units outstanding
  at the end of period                                                                                          717

JNL/Alger Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $16.83
    End of period                                                                                             $12.09
  Accumulation units outstanding
  at the end of period                                                                                          310

JNL/Alliance Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $9.39
    End of period                                                                                              $7.50
  Accumulation units outstanding
  at the end of period                                                                                          298


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Mellon Capital Management Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $9.95
    End of period                                                                                             $10.65
  Accumulation units outstanding
  at the end of period                                                                                         4,124

JNL/Mellon Capital Management International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $10.41
    End of period                                                                                              $8.47
  Accumulation units outstanding
  at the end of period                                                                                         4,803


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $15.72
    End of period                                                                                             $11.65
  Accumulation units outstanding
  at the end of period                                                                                         7,857

JNL/Janus Aggressive Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $21.49
    End of period                                                                                             $16.95
  Accumulation units outstanding
  at the end of period                                                                                         1,430

JNL/Janus Balanced Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $9.06
    End of period                                                                                              $8.29
  Accumulation units outstanding
  at the end of period                                                                                         2,056

JNL/Janus Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                       $16.05
    End of period                                                                                             $12.88
  Accumulation units outstanding
  at the end of period                                                                                         1,553

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Lazard Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $12.96
    End of period                                                                                             $10.71
  Accumulation units outstanding
  at the end of period                                                                                         9,627

JNL/Lazard Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $11.84
    End of period                                                                                              $9.12
  Accumulation units outstanding
  at the end of period                                                                                        10,575

JNL/Oppenheimer Global Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                        $9.14
    End of period                                                                                              $6.96
  Accumulation units outstanding
  at the end of period                                                                                         2,789

JNL/Oppenheimer Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $8.39
    End of period                                                                                              $6.80
  Accumulation units outstanding
  at the end of period                                                                                          333

JNL/PIMCO Total Return Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $12.09
    End of period                                                                                             $12.74
  Accumulation units outstanding
  at the end of period                                                                                         7,516

JNL/PPM America Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                                       $16.53
    End of period                                                                                             $16.77
  Accumulation units outstanding
  at the end of period                                                                                           0

JNL/PPM America High Yield Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $12.71
    End of period                                                                                             $12.64
  Accumulation units outstanding
  at the end of period                                                                                          973

JNL/PPM America Money Market Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $11.94
    End of period                                                                                             $12.64
  Accumulation units outstanding
  at the end of period                                                                                         3,669

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                       N/A (o)
    End of period                                                                                             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                        N/A (o)

JNL/Putnam International Equity Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $11.55
    End of period                                                                                              $8.85
  Accumulation units outstanding
  at the end of period                                                                                         1,378

JNL/Putnam Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                        $6.35
    End of period                                                                                              $4.84
  Accumulation units outstanding
  at the end of period                                                                                         4,186

JNL/Putnam Value Equity Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $17.72
    End of period                                                                                             $14.24
  Accumulation units outstanding
  at the end of the period                                                                                     1,705

JNL/Salomon Brothers Global Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $14.49
    End of period                                                                                             $15.07
  Accumulation units outstanding
  at the end of the period                                                                                     1,079

JNL/Salomon Brothers U.S. Government & Quality Bond Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $13.45
    End of period                                                                                             $14.56
  Accumulation units outstanding
  at the end of period                                                                                        24,296

JNL/T. Rowe Price Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                                       $16.74
    End of period                                                                                             $17.65
  Accumulation units outstanding
  at the end of period                                                                                         1,025

JNL/T. Rowe Price Mid-Cap Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $26.08
    End of period                                                                                             $20.09
  Accumulation units outstanding
  at the end of period                                                                                         1,288

JNL/T. Rowe Price Value Division (l)
  Accumulation unit value:
    Beginning of period                                                                                       $11.34
    End of period                                                                                              $8.94
  Accumulation units outstanding
  at the end of period                                                                                         3,032

JNL/S&P Aggressive Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                        $9.69
    End of period                                                                                              $8.87
  Accumulation units outstanding
  at the end of period                                                                                         3,484

JNL/S&P Conservative Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                                       $10.30
    End of period                                                                                              $9.76
  Accumulation units outstanding
  at the end of period                                                                                         3,913

JNL/S&P Equity Aggressive Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A

JNL/S&P Equity Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A

JNL/S&P Moderate Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                       $10.85
    End of period                                                                                              $9.51
  Accumulation units outstanding
  at the end of period                                                                                        20,701

JNL/S&P Very Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                        $8.59
    End of period                                                                                              $8.31
  Accumulation units outstanding
  at the end of period                                                                                         1,366

JNL/S&P Core Index 50 Division (h)
  Accumulation unit value:
    Beginning of period                                                                                        $9.75
    End of period                                                                                              $7.69
  Accumulation units outstanding
  at the end of period                                                                                         7,868

JNL/S&P Core Index 75 Division (o)
  Accumulation unit value:
    Beginning of period                                                                                          N/A
    End of period                                                                                                N/A
  Accumulation units outstanding
  at the end of period                                                                                           N/A

JNL/S&P Core Index 100 Division (c)
  Accumulation unit value:
    Beginning of period                                                                                        $9.67
    End of period                                                                                              $8.50
  Accumulation units outstanding
  at the end of period                                                                                        16,277


JNL/Mellon Capital Management The DowSM 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                                        $9.06
    End of period                                                                                              $7.50
  Accumulation units outstanding
  at the end of period                                                                                        16,709


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        $8.45
    End of period                                                                                              $7.19
  Accumulation units outstanding
  at the end of period                                                                                        11,231


JNL/Mellon Capital Management The Global 15 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        $7.81
    End of period                                                                                              $6.97
  Accumulation units outstanding
  at the end of period                                                                                        11,910


JNL/Mellon Capital Management 25 Division (n)
  Accumulation unit value:

    Beginning of period                                                                                        $9.13
    End of period                                                                                              $7.47
  Accumulation units outstanding
  at the end of period                                                                                        15,004


JNL/Mellon Capital Management Select Small-Cap Division (b)
  Accumulation unit value:

    Beginning of period                                                                                       $11.55
    End of period                                                                                             $11.16
  Accumulation units outstanding
  at the end of period                                                                                         7,514


JNL/Mellon Capital Management Communications Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Energy Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Financial Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                                         N/A
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A


JNL/Mellon Capital Management Technology Sector Fund (o)
  Accumulation unit value:

    Beginning of period                                                                                        N/A)
    End of period                                                                                               N/A
  Accumulation units outstanding
  at the end of period                                                                                          N/A

(a) Commencement of operations May 28, 2002.
(b) Commencement of operations July 15, 2002.
(c) Commencement of operations May 13, 2002.
(d) Commencement of operations July 5, 2002.
(e) Commencement of operations October 9, 2002.
(f) Commencement of operations July 1, 2002.
(g) Commencement of operations June 20, 2002.
(h) Commencement of operations May 20, 2002.
(i) Commencement of operations July 31, 2002.
(j) Commencement of operations September 23, 2002.
(k) Commencement of operations August 5, 2002.
(l) Commencement of operations May 17, 2002.
(m) Commencement of operations July 18, 2002.
(n) Commencement of operations June 17, 2002.
(o) These investment divisions had not commenced operations at December 31, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%
COMBINATION DEATH BENEFIT AND 20% ADDITIONAL WITHDRAWAL AND PREMIUM CREDIT 2%
COMBINATION DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                 DECEMBER 31,
                                                                                         2002

JNL/AIM Large Cap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.17
    End of period                                                                       $7.98
  Accumulation units outstanding
  at the end of period                                                                  5,578

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $8.02
    End of period                                                                       $7.74
  Accumulation units outstanding
  at the end of period                                                                  5,956

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $8.44
    End of period                                                                       $8.23
  Accumulation units outstanding
  at the end of period                                                                  5,812

JNL/Alger Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $16.73
    End of period                                                                       $12.01
  Accumulation units outstanding
  at the end of period                                                                  2,468

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                 $9.12
    End of period                                                                       $7.47
  Accumulation units outstanding
  at the end of period                                                                  5,997


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                 $10.40
    End of period                                                                       $10.64
  Accumulation units outstanding
  at the end of period                                                                  2,296

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

JNL/Eagle Core Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $16.16
    End of period                                                                       $12.78
  Accumulation units outstanding
  at the end of period                                                                  7,701

JNL/Eagle SmallCap Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $15.94
    End of period                                                                       $11.59
  Accumulation units outstanding
  at the end of period                                                                  3,042

JNL/Janus Aggressive Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $21.37
    End of period                                                                       $16.84
  Accumulation units outstanding
  at the end of period                                                                   287

JNL/Janus Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.05
    End of period                                                                       $8.27
  Accumulation units outstanding
  at the end of period                                                                  5,827

JNL/Janus Capital Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $16.43
    End of period                                                                       $12.80
  Accumulation units outstanding
  at the end of period                                                                   583

JNL/JPMorgan International Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $6.14
    End of period                                                                       $6.09
  Accumulation units outstanding
  at the end of period                                                                  6,476

JNL/Lazard Mid Cap Value Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $13.08
    End of period                                                                       $10.67
  Accumulation units outstanding
  at the end of period                                                                  7,564

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                 $11.09
    End of period                                                                       $9.09
  Accumulation units outstanding
  at the end of period                                                                  7,521

JNL/Oppenheimer Global Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.13
    End of period                                                                       $6.95
  Accumulation units outstanding
  at the end of period                                                                  4,327

JNL/Oppenheimer Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                 $7.12
    End of period                                                                       $6.79
  Accumulation units outstanding
  at the end of period                                                                   920

JNL/PIMCO Total Return Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $12.08
    End of period                                                                       $12.69
  Accumulation units outstanding
  at the end of period                                                                  22,994

JNL/PPM America Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $18.17
    End of period                                                                       $16.66
  Accumulation units outstanding
  at the end of period                                                                  4,116

JNL/PPM America High Yield Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $12.64
    End of period                                                                       $12.56
  Accumulation units outstanding
  at the end of period                                                                  16,391

JNL/PPM America Money Market Division (o)
  Accumulation unit value:
    Beginning of period                                                                 $11.81
    End of period                                                                       $11.78
  Accumulation units outstanding
  at the end of period                                                                  2,523

JNL/PPM America Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                 $11.23
    End of period                                                                       $10.91
  Accumulation units outstanding
  at the end of period                                                                  1,135

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (i)
    End of period                                                                      N/A (i)
  Accumulation units outstanding
  at the end of period                                                                 N/A (i)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                 $9.01
    End of period                                                                       $8.79
  Accumulation units outstanding
  at the end of period                                                                  8,505

JNL/Putnam Midcap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $6.51
    End of period                                                                       $4.83
  Accumulation units outstanding
  at the end of period                                                                    0

JNL/Putnam Value Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $17.61
    End of period                                                                       $14.14
  Accumulation units outstanding
  at the end of the period                                                               305

JNL/Salomon Brothers Global Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $14.41
    End of period                                                                       $14.97
  Accumulation units outstanding
  at the end of the period                                                              2,486

JNL/Salomon Brothers U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $13.41
    End of period                                                                       $14.46
  Accumulation units outstanding
  at the end of period                                                                  6,593

JNL/T. Rowe Price Established Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $21.78
    End of period                                                                       $17.53
  Accumulation units outstanding
  at the end of period                                                                  4,819

JNL/T. Rowe Price Mid-Cap Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $25.92
    End of period                                                                       $19.96
  Accumulation units outstanding
  at the end of period                                                                  5,074

JNL/T. Rowe Price Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                 $11.26
    End of period                                                                       $8.92
  Accumulation units outstanding
  at the end of period                                                                  13,561

JNL/S&P Aggressive Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.88
    End of period                                                                       $8.84
  Accumulation units outstanding
  at the end of period                                                                  12,660

JNL/S&P Conservative Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.77
    End of period                                                                       $9.72
  Accumulation units outstanding
  at the end of period                                                                  10,828

JNL/S&P Equity Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                 $10.14
    End of period                                                                       $7.94
  Accumulation units outstanding
  at the end of period                                                                   642

JNL/S&P Equity Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                 $10.03
    End of period                                                                       $7.79
  Accumulation units outstanding
  at the end of period                                                                  5,161

JNL/S&P Moderate Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                 $10.96
    End of period                                                                       $9.47
  Accumulation units outstanding
  at the end of period                                                                  10,063

JNL/S&P Very Aggressive Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                   N/A
    End of period                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                    N/A

JNL/S&P Core Index 50 Division (i)
  Accumulation unit value:
    Beginning of period                                                                   N/A
    End of period                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                    N/A

JNL/S&P Core Index 75 Division (i)
  Accumulation unit value:
    Beginning of period                                                                   N/A
    End of period                                                                         N/A
  Accumulation units outstanding
  at the end of period                                                                    N/A

JNL/S&P Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                                 $9.85
    End of period                                                                       $8.49
  Accumulation units outstanding
  at the end of period                                                                   978


JNL/Mellon Capital Management The DowSM 10 Division (m)
  Accumulation unit value:

    Beginning of period                                                                 $9.22
    End of period                                                                       $7.47
  Accumulation units outstanding
  at the end of period                                                                  2,848


JNL/Mellon Capital Management The S&P(R) 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                 $7.30
    End of period                                                                       $7.17
  Accumulation units outstanding
  at the end of period                                                                   839


JNL/Mellon Capital Management The Global 15 Division (c)
  Accumulation unit value:

    Beginning of period                                                                 $7.17
    End of period                                                                       $6.95
  Accumulation units outstanding
  at the end of period                                                                   854


JNL/Mellon Capital Management 25 Division (c)
  Accumulation unit value:

    Beginning of period                                                                 $7.48
    End of period                                                                       $7.45
  Accumulation units outstanding
  at the end of period                                                                   818


JNL/Mellon Capital Management Select Small-Cap Division (c)
  Accumulation unit value:

    Beginning of period                                                                 $11.10
    End of period                                                                       $11.13
  Accumulation units outstanding
  at the end of period                                                                   551


JNL/Mellon Capital Management Communications Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management Energy Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management Financial Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                  N/A
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A


JNL/Mellon Capital Management Technology Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                  N/A)
    End of period                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                   N/A

(a) Commencement of operations November 15, 2002.
(b) Commencement of operations June 17, 2002.
(c) Commencement of operations December 9, 2002.
(d) Commencement of operations June 4, 2002.
(e) Commencement of operations August 29, 2002.
(f) Commencement of operations December 16, 2002.
(g) Commencement of operations November 18, 2002.
(h) Commencement of operations May 16, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.
(j) Commencement of operations November 21, 2002.
(k) Commencement of operations November 8, 2002.
(l) Commencement of operations October 15, 2002.
(m) Commencement of operations May 17, 2002.
(n) Commencement of operations September 23, 2002.
(o) Commencement of operations November 4, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.12% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND
  PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                      DECEMBER 31,
                                                                                                              2002

JNL/AIM Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/AIM Premier Equity II Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/AIM Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Alger Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $16.04
    End of period                                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                                         415

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

JNL/Eagle Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $15.72
    End of period                                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                                        1,053

JNL/Eagle SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $13.91
    End of period                                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                                         361

JNL/Janus Aggressive Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $20.73
    End of period                                                                                            $16.80
  Accumulation units outstanding
  at the end of period                                                                                         321

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Lazard Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $12.24
    End of period                                                                                            $10.65
  Accumulation units outstanding
  at the end of period                                                                                         770

JNL/Lazard Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $11.57
    End of period                                                                                             $9.07
  Accumulation units outstanding
  at the end of period                                                                                        1,017

JNL/Oppenheimer Global Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                       $8.30
    End of period                                                                                             $6.95
  Accumulation units outstanding
  at the end of period                                                                                        1,131

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/PIMCO Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $12.19
    End of period                                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                                        1,349

JNL/PPM America Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $18.04
    End of period                                                                                            $16.63
  Accumulation units outstanding
  at the end of period                                                                                         369

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $12.49
    End of period                                                                                            $12.54
  Accumulation units outstanding
  at the end of period                                                                                        1,036

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                      $16.13
    End of period                                                                                            $14.12
  Accumulation units outstanding
  at the end of the period                                                                                     871

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                                   N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                      N/A (b)
    End of period                                                                                            N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                       N/A (b)

JNL/T. Rowe Price Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $21.21
    End of period                                                                                            $17.50
  Accumulation units outstanding
  at the end of period                                                                                         314

JNL/T. Rowe Price Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                      $25.22
    End of period                                                                                            $19.92
  Accumulation units outstanding
  at the end of period                                                                                         470

JNL/T. Rowe Price Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Equity Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Very Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A

JNL/S&P Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A


JNL/Mellon Capital Management The DowSM 10 Division (a)
 Accumulation unit value:

    Beginning of period                                                                                       $9.11
    End of period                                                                                             $7.47
  Accumulation units outstanding
  at the end of period                                                                                        1,300


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
 Accumulation unit value:

    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A


JNL/Mellon Capital Management The Global 15 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A


JNL/Mellon Capital Management 25 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A


JNL/Mellon Capital Management Select Small-Cap Division (b)
  Accumulation unit value:

    Beginning of period                                                                                      N/A
    End of period                                                                                            N/A
  Accumulation units outstanding
  at the end of period                                                                                       N/A


JNL/Mellon Capital Management Communications Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Energy Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Financial Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                        N/A
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A


JNL/Mellon Capital Management Technology Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                                       N/A)
    End of period                                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                                         N/A

(a) Commencement of operations May 28, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.
(c) Commencement of operations June 20, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGS PROTECTION AND PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/AIM Small Cap Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                 $7.24
    End of period                                                                                       $8.23
  Accumulation units outstanding
  at the end of period                                                                                  2,120

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Mellon Capital Management Bond Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                                 $10.38
    End of period                                                                                       $10.63
  Accumulation units outstanding
  at the end of period                                                                                  16,587

JNL/Mellon Capital Management International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                                 $8.76
    End of period                                                                                       $8.46
  Accumulation units outstanding
  at the end of period                                                                                   138


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Eagle SmallCap Equity Division (a)
 Accumulation unit value:
    Beginning of period                                                                                 $11.00
    End of period                                                                                       $11.55
  Accumulation units outstanding
  at the end of period                                                                                   171

JNL/Janus Aggressive Growth Division (e)
 Accumulation unit value:
    Beginning of period                                                                                 $18.07
    End of period                                                                                       $16.77
  Accumulation units outstanding
  at the end of period                                                                                   993

JNL/Janus Balanced Division (o)
 Accumulation unit value:
    Beginning of period                                                                                 $8.25
    End of period                                                                                       $8.26
  Accumulation units outstanding
  at the end of period                                                                                    0

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Lazard Mid Cap Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $13.06
    End of period                                                                                       $10.64
  Accumulation units outstanding
  at the end of period                                                                                  3,964

JNL/Lazard Small Cap Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $11.87
    End of period                                                                                       $9.06
  Accumulation units outstanding
  at the end of period                                                                                  4,720

JNL/Oppenheimer Global Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                 $6.53
    End of period                                                                                       $6.96
  Accumulation units outstanding
  at the end of period                                                                                   124

JNL/Oppenheimer Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                                 $7.28
    End of period                                                                                       $6.79
  Accumulation units outstanding
  at the end of period                                                                                   266

JNL/PIMCO Total Return Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $12.09
    End of period                                                                                       $12.66
  Accumulation units outstanding
  at the end of period                                                                                  2,736

JNL/PPM America Balanced Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $18.11
    End of period                                                                                       $16.60
  Accumulation units outstanding
  at the end of period                                                                                  4,362

JNL/PPM America High Yield Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $12.03
    End of period                                                                                       $12.51
  Accumulation units outstanding
  at the end of period                                                                                  1,879

JNL/PPM America Money Market Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $11.81
    End of period                                                                                       $11.74
  Accumulation units outstanding
  at the end of period                                                                                  5,110

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/Putnam Equity Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $16.95
    End of period                                                                                       $13.64
  Accumulation units outstanding
  at the end of period                                                                                  2,109

JNL/Putnam International Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $10.64
    End of period                                                                                       $8.76
  Accumulation units outstanding
  at the end of period                                                                                   888

JNL/Putnam Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                                 $4.84
    End of period                                                                                       $4.83
  Accumulation units outstanding
  at the end of period                                                                                   125

JNL/Putnam Value Equity Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $17.55
    End of period                                                                                       $14.09
  Accumulation units outstanding
  at the end of the period                                                                              6,034

JNL/Salomon Brothers Global Bond Division (m)
  Accumulation unit value:
    Beginning of period                                                                                 $14.10
    End of period                                                                                       $14.91
  Accumulation units outstanding
  at the end of the period                                                                               398

JNL/Salomon Brothers U.S. Government & Quality Bond Division (j)
  Accumulation unit value:
    Beginning of period                                                                                 $13.59
    End of period                                                                                       $14.41
  Accumulation units outstanding
  at the end of period                                                                                  35,559

JNL/T. Rowe Price Established Growth Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $21.90
    End of period                                                                                       $17.47
  Accumulation units outstanding
  at the end of period                                                                                  6,064

JNL/T. Rowe Price Mid-Cap Growth Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $25.83
    End of period                                                                                       $19.88
  Accumulation units outstanding
  at the end of period                                                                                  2,757

JNL/T. Rowe Price Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                                 $11.30
    End of period                                                                                       $8.91
  Accumulation units outstanding
  at the end of period                                                                                  7,590

JNL/S&P Aggressive Growth Division I
 Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Conservative Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                                 $10.74
    End of period                                                                                       $9.70
  Accumulation units outstanding
  at the end of period                                                                                  20,607

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Equity Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                 $7.78
    End of period                                                                                       $7.77
  Accumulation units outstanding
  at the end of period                                                                                  2,511

JNL/S&P Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                 $10.56
    End of period                                                                                       $9.45
  Accumulation units outstanding
  at the end of period                                                                                  21,956

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Core Index 50 Division
 Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (k)
    End of period                                                                                      N/A (k)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (k)


JNL/Mellon Capital Management The DowSM 10 Division (d)
  Accumulation unit value:

    Beginning of period                                                                                 $7.67
    End of period                                                                                       $7.46
  Accumulation units outstanding
  at the end of period                                                                                  5,032


JNL/Mellon Capital Management The S&P(R) 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                 $7.38
    End of period                                                                                       $7.15
  Accumulation units outstanding
  at the end of period                                                                                  1,689


JNL/Mellon Capital Management The Global 15 Division (b)
  Accumulation unit value:

    Beginning of period                                                                                 $7.25
    End of period                                                                                       $6.94
  Accumulation units outstanding
  at the end of period                                                                                   196


JNL/Mellon Capital Management 25 Division (c)
  Accumulation unit value:

    Beginning of period                                                                                 $7.38
    End of period                                                                                       $7.43
  Accumulation units outstanding
  at the end of period                                                                                  3,477


JNL/Mellon Capital Management Select Small-Cap Division (m)
 Accumulation unit value:

    Beginning of period                                                                                 $12.42
    End of period                                                                                       $11.11
  Accumulation units outstanding
  at the end of period                                                                                   772


JNL/Mellon Capital Management Communications Sector Fund (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Energy Sector Fund (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Financial Sector Fund (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A


JNL/Mellon Capital Management Technology Sector Fund (k)
  Accumulation unit value:

    Beginning of period                                                                                  N/A)
    End of period                                                                                        N/A
  Accumulation units outstanding
  at the end of period                                                                                   N/A

(a) Commencement of operations November 19, 2002.
(b) Commencement of operations November 22, 2002.
(c) Commencement of operations November 4, 2002.
(d) Commencement of operations August 23, 2002.
(e) Commencement of operations November 6, 2002.
(f) Commencement of operations August 20, 2002.
(g) Commencement of operations December 19, 2002.
(h) Commencement of operations November 12, 2002.
(i) Commencement of operations June 4, 2002.
(j) Commencement of operations June 28, 2002.
(k) These investment divisions had not commenced operations as of December 31, 2002.
(l) Commencement of operations October 7, 2002.
(m) Commencement of operations July 8, 2002.
(n) Commencement of operations December 16, 2002.
(o) Commencement of operations September 26, 2002.
(p) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNING PROTECTION AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.81
    End of period                                                                          $7.97
  Accumulation units outstanding
  at the end of period                                                                     2,644

JNL/AIM Premier Equity II Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.32
    End of period                                                                          $7.73
  Accumulation units outstanding
  at the end of period                                                                     1,326

JNL/AIM Small Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.98
    End of period                                                                          $8.22
  Accumulation units outstanding
  at the end of period                                                                      741

JNL/Alger Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $15.75
    End of period                                                                         $11.96
  Accumulation units outstanding
  at the end of period                                                                     3,581

JNL/Alliance Capital Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.82
    End of period                                                                          $7.45
  Accumulation units outstanding
  at the end of period                                                                     1,383


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.95
    End of period                                                                         $10.63
  Accumulation units outstanding
  at the end of period                                                                     5,567

JNL/Mellon Capital Management International Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $10.41
    End of period                                                                          $8.46
  Accumulation units outstanding
  at the end of period                                                                     2,710


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $16.10
    End of period                                                                         $12.73
  Accumulation units outstanding
  at the end of period                                                                     2,876

JNL/Eagle SmallCap Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $15.88
    End of period                                                                         $11.54
  Accumulation units outstanding
  at the end of period                                                                     1,400

JNL/Janus Aggressive Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                   $19.58
    End of period                                                                         $16.75
  Accumulation units outstanding
  at the end of period                                                                      196

JNL/Janus Balanced Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.04
    End of period                                                                          $8.26
  Accumulation units outstanding
  at the end of period                                                                     4,099

JNL/Janus Capital Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $16.19
    End of period                                                                         $12.74
  Accumulation units outstanding
  at the end of period                                                                     4,814

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $13.02
    End of period                                                                         $10.63
  Accumulation units outstanding
  at the end of period                                                                    10,164

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $12.02
    End of period                                                                          $9.06
  Accumulation units outstanding
  at the end of period                                                                     8,404

JNL/Oppenheimer Global Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.12
    End of period                                                                          $6.95
  Accumulation units outstanding
  at the end of period                                                                     1,129

JNL/Oppenheimer Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                    $6.92
    End of period                                                                          $6.79
  Accumulation units outstanding
  at the end of period                                                                      90

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.03
    End of period                                                                         $12.65
  Accumulation units outstanding
  at the end of period                                                                    11,063

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                   $17.96
    End of period                                                                         $16.58
  Accumulation units outstanding
  at the end of period                                                                      536

JNL/PPM America High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $12.63
    End of period                                                                         $12.50
  Accumulation units outstanding
  at the end of period                                                                     3,269

JNL/PPM America Money Market Division (h)
  Accumulation unit value:
    Beginning of period                                                                   $11.78
    End of period                                                                         $11.73
  Accumulation units outstanding
  at the end of period                                                                    10,587

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $17.30
    End of period                                                                         $14.07
  Accumulation units outstanding
  at the end of the period                                                                 6,387

JNL/Salomon Brothers Global Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $14.35
    End of period                                                                         $14.89
  Accumulation units outstanding
  at the end of the period                                                                 3,426

JNL/Salomon Brothers U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                   $13.41
    End of period                                                                         $14.39
  Accumulation units outstanding
  at the end of period                                                                    57,901

JNL/T. Rowe Price Established Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $21.88
    End of period                                                                         $17.45
  Accumulation units outstanding
  at the end of period                                                                      774

JNL/T. Rowe Price Mid-Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $25.80
    End of period                                                                         $19.86
  Accumulation units outstanding
  at the end of period                                                                     2,625

JNL/T. Rowe Price Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.30
    End of period                                                                          $8.90
  Accumulation units outstanding
  at the end of period                                                                     2,351

JNL/S&P Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.85
    End of period                                                                          $8.81
  Accumulation units outstanding
  at the end of period                                                                     3,963

JNL/S&P Conservative Growth Division I (o)
 Accumulation unit value:
    Beginning of period                                                                   $10.66
    End of period                                                                          $9.69
  Accumulation units outstanding
  at the end of period                                                                    81,492

JNL/S&P Equity Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.18
    End of period                                                                          $7.92
  Accumulation units outstanding
  at the end of period                                                                     3,740

JNL/S&P Equity Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.01
    End of period                                                                          $7.77
  Accumulation units outstanding
  at the end of period                                                                     4,040

JNL/S&P Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                   $10.70
    End of period                                                                          $9.44
  Accumulation units outstanding
  at the end of period                                                                    28,570

JNL/S&P Very Aggressive Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.61
    End of period                                                                          $8.25
  Accumulation units outstanding
  at the end of period                                                                     1,492

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (i)
    End of period                                                                         N/A (i)
  Accumulation units outstanding
  at the end of period                                                                    N/A (i)

JNL/S&P Core Index 75 Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.83
    End of period                                                                          $8.08
  Accumulation units outstanding
  at the end of period                                                                     2,759

JNL/S&P Core Index 100 Division (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.66
    End of period                                                                          $8.49
  Accumulation units outstanding
  at the end of period                                                                    11,266


JNL/Mellon Capital Management The DowSM 10 Division (a)
  Accumulation unit value:

    Beginning of period                                                                    $9.02
    End of period                                                                          $7.46
  Accumulation units outstanding
  at the end of period                                                                    22,624


JNL/Mellon Capital Management The S&P(R) 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $9.68
    End of period                                                                          $7.15
  Accumulation units outstanding
  at the end of period                                                                     5,320


JNL/Mellon Capital Management The Global 15 Division (c)
 Accumulation unit value:

    Beginning of period                                                                    $8.80
    End of period                                                                          $6.94
  Accumulation units outstanding
  at the end of period                                                                     6,679


JNL/Mellon Capital Management 25 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $9.56
    End of period                                                                          $7.43
  Accumulation units outstanding
  at the end of period                                                                    19,069


JNL/Mellon Capital Management Select Small-Cap Division (c)
  Accumulation unit value:

    Beginning of period                                                                   $15.08
    End of period                                                                         $11.10
  Accumulation units outstanding
  at the end of period                                                                     4,280


JNL/Mellon Capital Management Communications Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (i)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations May 13, 2002.
(b) Commencement of operations May  6, 2002.
(c) Commencement of operations May 16, 2002.
(d) Commencement of operations May 2, 2002.
(e) Commencement of operations June 20, 2002.
(f) Commencement of operations October 4, 2002.
(g) Commencement of operations May 21, 2002.
(h) Commencement of operations August 1, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.
(j) Commencement of operations July 8, 2002.
(k) Commencement of operations December 5, 2002.
(l) Commencement of operations June 19, 2002.
(m) Commencement of operations September 19, 2002.
(n) Commencement of operations November 11, 2002.
(o) Commencement of operations May 8, 2002.
(p) Commencement of operations June 10, 2002.
(q) Commencement of operations May 19, 2002.
(r) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.26% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 4%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.17
    End of period                                                                          $7.96
  Accumulation units outstanding
  at the end of period                                                                     2,955

JNL/AIM Premier Equity II Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $10.26
    End of period                                                                          $7.72
  Accumulation units outstanding
  at the end of period                                                                     1,241

JNL/AIM Small Cap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.97
    End of period                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                     1,762

JNL/Alger Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $16.55
    End of period                                                                         $11.87
  Accumulation units outstanding
  at the end of period                                                                     1,254

JNL/Alliance Capital Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $9.53
    End of period                                                                          $7.41
  Accumulation units outstanding
  at the end of period                                                                     2,860


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Mellon Capital Management Bond Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.13
    End of period                                                                         $10.62
  Accumulation units outstanding
  at the end of period                                                                    11,145

JNL/Mellon Capital Management International Index Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $10.67
    End of period                                                                          $8.45
  Accumulation units outstanding
  at the end of period                                                                    15,103


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

JNL/Eagle Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $15.81
    End of period                                                                         $12.65
  Accumulation units outstanding
  at the end of period                                                                    12,499

JNL/Eagle SmallCap Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $15.79
    End of period                                                                         $11.47
  Accumulation units outstanding
  at the end of period                                                                     8,555

JNL/Janus Aggressive Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $21.12
    End of period                                                                         $16.63
  Accumulation units outstanding
  at the end of period                                                                      572

JNL/Janus Balanced Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.02
    End of period                                                                          $8.23
  Accumulation units outstanding
  at the end of period                                                                     4,112

JNL/Janus Capital Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $16.24
    End of period                                                                         $12.64
  Accumulation units outstanding
  at the end of period                                                                     1,517

JNL/JPMorgan International Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                    $6.04
    End of period                                                                          $6.04
  Accumulation units outstanding
  at the end of period                                                                      310

JNL/Lazard Mid Cap Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $12.99
    End of period                                                                         $10.58
  Accumulation units outstanding
  at the end of period                                                                     9,524

JNL/Lazard Small Cap Value Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.82
    End of period                                                                          $9.01
  Accumulation units outstanding
  at the end of period                                                                     8,943

JNL/Oppenheimer Global Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $9.11
    End of period                                                                          $6.93
  Accumulation units outstanding
  at the end of period                                                                     5,575

JNL/Oppenheimer Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $8.53
    End of period                                                                          $6.78
  Accumulation units outstanding
  at the end of period                                                                     3,085

JNL/PIMCO Total Return Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $12.04
    End of period                                                                         $12.59
  Accumulation units outstanding
  at the end of period                                                                    38,876

JNL/PPM America Balanced Division (f) Accumulation unit value:
    Beginning of period                                                                   $17.31
    End of period                                                                         $16.45
  Accumulation units outstanding
  at the end of period                                                                    17,989

JNL/PPM America High Yield Bond Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $12.49
    End of period                                                                         $12.41
  Accumulation units outstanding
  at the end of period                                                                    12,902

JNL/PPM America Money Market Division  (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.73
    End of period                                                                         $11.64
  Accumulation units outstanding
  at the end of period                                                                    12,014

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (j)
    End of period                                                                         N/A (j)
  Accumulation units outstanding
  at the end of period                                                                    N/A (j)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (j)
    End of period                                                                         N/A (j)
  Accumulation units outstanding
  at the end of period                                                                    N/A (j)

JNL/Putnam International Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $11.35
    End of period                                                                          $8.68
  Accumulation units outstanding
  at the end of period                                                                     1,703

JNL/Putnam Midcap Growth Division (r)
  Accumulation unit value:
    Beginning of period                                                                    $6.52
    End of period                                                                          $4.81
  Accumulation units outstanding
  at the end of period                                                                     7,001

JNL/Putnam Value Equity Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $17.41
    End of period                                                                         $13.97
  Accumulation units outstanding
  at the end of the period                                                                 9,264

JNL/Salomon Brothers Global Bond Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $13.95
    End of period                                                                         $14.78
  Accumulation units outstanding
  at the end of the period                                                                 6,804

JNL/Salomon Brothers U.S. Government & Quality Bond Division (r)
  Accumulation unit value:
    Beginning of period                                                                   $13.22
    End of period                                                                         $14.28
  Accumulation units outstanding
  at the end of period                                                                    34,516

JNL/T. Rowe Price Established Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                   $19.09
    End of period                                                                         $17.31
  Accumulation units outstanding
  at the end of period                                                                     8,443

JNL/T. Rowe Price Mid-Cap Growth Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $25.21
    End of period                                                                         $19.71
  Accumulation units outstanding
  at the end of period                                                                     5,739

JNL/T. Rowe Price Value Division (k)
  Accumulation unit value:
    Beginning of period                                                                   $11.06
    End of period                                                                          $8.88
  Accumulation units outstanding
  at the end of period                                                                    26,115

JNL/S&P Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.76
    End of period                                                                          $8.77
  Accumulation units outstanding
  at the end of period                                                                     9,117

JNL/S&P Conservative Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.64
    End of period                                                                          $9.65
  Accumulation units outstanding
  at the end of period                                                                    50,843

JNL/S&P Equity Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.08
    End of period                                                                          $7.88
  Accumulation units outstanding
  at the end of period                                                                     2,761

JNL/S&P Equity Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                    $9.90
    End of period                                                                          $7.73
  Accumulation units outstanding
  at the end of period                                                                    18,678

JNL/S&P Moderate Growth Division I (q)
  Accumulation unit value:
    Beginning of period                                                                   $10.66
    End of period                                                                          $9.40
  Accumulation units outstanding
  at the end of period                                                                    114,892

JNL/S&P Very Aggressive Growth Division I (p) Accumulation unit value:
    Beginning of period                                                                   $10.51
    End of period                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                     1,646

JNL/S&P Very Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                   $10.51
    End of period                                                                          $8.21
  Accumulation units outstanding
  at the end of period                                                                     1,646

JNL/S&P Core Index 50 Division (k)
  Accumulation unit value:
    Beginning of period                                                                    $9.74
    End of period                                                                          $7.67
  Accumulation units outstanding
  at the end of period                                                                    13,621

JNL/S&P Core Index 75 Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.66
    End of period                                                                          $8.07
  Accumulation units outstanding
  at the end of period                                                                     1,644

JNL/S&P Core Index 100 Division (h)
  Accumulation unit value:
    Beginning of period                                                                    $9.71
    End of period                                                                          $8.47
  Accumulation units outstanding
  at the end of period                                                                    79,351


JNL/Mellon Capital Management The DowSM 10 Division (k)
  Accumulation unit value:

    Beginning of period                                                                    $8.88
    End of period                                                                          $7.43
  Accumulation units outstanding
  at the end of period                                                                    29,155


JNL/Mellon Capital Management The S&P(R) 10 Division (c)
  Accumulation unit value:

    Beginning of period                                                                    $9.26
    End of period                                                                          $7.13
  Accumulation units outstanding
  at the end of period                                                                    26,507


JNL/Mellon Capital Management The Global 15 Division (b)
  Accumulation unit value:

    Beginning of period                                                                    $8.11
    End of period                                                                          $6.91
  Accumulation units outstanding
  at the end of period                                                                    19,941


JNL/Mellon Capital Management 25 Division (b)
  Accumulation unit value:

    Beginning of period                                                                    $9.05
    End of period                                                                          $7.40
  Accumulation units outstanding
  at the end of period                                                                    34,391


JNL/Mellon Capital Management Select Small-Cap Division (b)
  Accumulation unit value:

    Beginning of period                                                                   $13.29
    End of period                                                                         $11.06
  Accumulation units outstanding
  at the end of period                                                                    14,164


JNL/Mellon Capital Management Communications Sector Fund (j)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (j)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Energy Sector Fund (j)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Financial Sector Fund (j)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (j)
  Accumulation unit value:

    Beginning of period                                                                     N/A
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A


JNL/Mellon Capital Management Technology Sector Fund (j)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                           N/A
  Accumulation units outstanding
  at the end of period                                                                      N/A

(a) Commencement of operations May 20, 2002.
(b) Commencement of operations  June 21, 2002.
(c) Commencement of operations June 20, 2002.
(d) Commencement of operations December 31, 2002.
(e) Commencement of operations June 28, 2002.
(f) Commencement of operations June 25, 2002.
(g) Commencement of operations  July 1, 2002.
(h) Commencement of operations May 24, 2002.
(i) Commencement of operations July 5, 2002.
(j) These investment divisions had not commenced operations as of December 31, 2002.
(k) Commencement of operations May 1, 2002.
(l) Commencement of operations May 23, 2002.
(m) Commencement of operations December 30, 2002.
(n) Commencement of operations June 7, 2002.
(o) Commencement of operations July 18, 2002.
(p) Commencement of operations May 14, 2002.
(q) Commencement of operations May 6, 2002.
(r) Commencement of operations May 17, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL WITHDRAWAL AND FIVE
  YEAR WITHDRAWAL CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%
  AND 20% ADDITIONAL WITHDRAWAL
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND 20% ADDITIONAL
  WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                  DECEMBER 31,
                                                                                          2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $8.16
    End of period                                                                         $8.20
  Accumulation units outstanding
  at the end of period                                                                     10

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $10.30
    End of period                                                                        $10.62
  Accumulation units outstanding
  at the end of period                                                                     966

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $15.97
    End of period                                                                        $12.62
  Accumulation units outstanding
  at the end of period                                                                    1,314

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Janus Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $8.35
    End of period                                                                         $8.23
  Accumulation units outstanding
  at the end of period                                                                     739

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Lazard Mid Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                  $10.47
    End of period                                                                        $10.56
  Accumulation units outstanding
  at the end of period                                                                     280

JNL/Lazard Small Cap Value Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $9.17
    End of period                                                                         $9.00
  Accumulation units outstanding
  at the end of period                                                                     310

JNL/Oppenheimer Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $6.92
    End of period                                                                         $6.93
  Accumulation units outstanding
  at the end of period                                                                     12

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/PIMCO Total Return Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $11.94
    End of period                                                                        $12.57
  Accumulation units outstanding
  at the end of period                                                                    1,983

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $17.92
    End of period                                                                        $16.41
  Accumulation units outstanding
  at the end of period                                                                    2,250

JNL/PPM America High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $11.67
    End of period                                                                        $12.37
  Accumulation units outstanding
  at the end of period                                                                    1,066

JNL/PPM America Money Market Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $11.71
    End of period                                                                        $11.61
  Accumulation units outstanding
  at the end of period                                                                    1,209

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                   $8.58
    End of period                                                                         $8.66
  Accumulation units outstanding
  at the end of period                                                                     10

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of the period                                                               N/A (f)

JNL/Salomon Brothers Global Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $13.87
    End of period                                                                        $14.74
  Accumulation units outstanding
  at the end of the period                                                                1,006

JNL/Salomon Brothers U.S. Government & Quality Bond Division (g)
  Accumulation unit value:
    Beginning of period                                                                  $13.18
    End of period                                                                        $14.24
  Accumulation units outstanding
  at the end of period                                                                    4,102

JNL/T. Rowe Price Established Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $17.49
    End of period                                                                        $17.27
  Accumulation units outstanding
  at the end of period                                                                     697

JNL/T. Rowe Price Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                  $19.26
    End of period                                                                        $19.65
  Accumulation units outstanding
  at the end of period                                                                     148

JNL/T. Rowe Price Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $8.86
    End of period                                                                         $8.87
  Accumulation units outstanding
  at the end of period                                                                    1,443

JNL/S&P Aggressive Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                  $10.79
    End of period                                                                         $8.75
  Accumulation units outstanding
  at the end of period                                                                    2,495

JNL/S&P Conservative Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                  $10.68
    End of period                                                                         $9.63
  Accumulation units outstanding
  at the end of period                                                                    7,271

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Equity Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $7.99
    End of period                                                                         $7.72
  Accumulation units outstanding
  at the end of period                                                                   12,766

JNL/S&P Moderate Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                  $10.91
    End of period                                                                         $9.38
  Accumulation units outstanding
  at the end of period                                                                   16,942

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management The DowSM 10 Division (b)
  Accumulation unit value:

    Beginning of period                                                                   $6.97
    End of period                                                                         $7.42
  Accumulation units outstanding
  at the end of period                                                                     817


JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management The Global 15 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management 25 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management Select Small-Cap Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (f)
    End of period                                                                        N/A (f)
  Accumulation units outstanding
  at the end of period                                                                   N/A (f)


JNL/Mellon Capital Management Communications Sector Fund (f)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (f)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Energy Sector Fund (f)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Financial Sector Fund (f)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (f)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Technology Sector Fund (f)
  Accumulation unit value:

    Beginning of period                                                                   N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations December 19, 2002.
(b) Commencement of operations September 17, 2002.
(c) Commencement of operations August 8, 2002.
(d) Commencement of operations September 17, 2002.
(e) Commencement of operations December 6, 2002.
(f) These investment divisions had not commenced operations at December 31, 2002.
(g) Commencement of operations May 17, 2002.
(h) Commencement of operations July 8, 2002.

Accumulation Unit Values
CONTRACT - M&E 2.30% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION
AND 20% ADDITIONAL WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD) The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                   DECEMBER 31,
                                                                                           2002

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management S&P 500 Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management S&P 400 MidCap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Small Cap Index Division (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (k)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

JNL/Eagle Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $15.84
    End of period                                                                         $12.61
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/PIMCO Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $12.07
    End of period                                                                         $12.57
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/PPM America Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $17.66
    End of period                                                                         $16.40
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/PPM America Money Market Division (d)
  Accumulation unit value:
    Beginning of period                                                                   $11.71
    End of period                                                                         $11.60
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of the period                                                               N/A (b)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of the period                                                               N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $13.22
    End of period                                                                         $14.24
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Aggressive Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.07
    End of period                                                                         $8.75
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/S&P Conservative Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $10.83
    End of period                                                                         $9.63
  Accumulation units outstanding
  at the end of period                                                                    1,782

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Moderate Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                   $11.09
    End of period                                                                         $9.38
  Accumulation units outstanding
  at the end of period                                                                      0

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management The Global 15 Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management 25 Division
 Accumulation unit value:

    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management Select Small-Cap Division
  Accumulation unit value:

    Beginning of period                                                                  N/A (b)
    End of period                                                                        N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   N/A (b)


JNL/Mellon Capital Management Communications Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Consumer Brands Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Energy Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Financial Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A


JNL/Mellon Capital Management Technology Sector Fund (b)
  Accumulation unit value:

    Beginning of period                                                                    N/A)
    End of period                                                                          N/A
  Accumulation units outstanding
  at the end of period                                                                     N/A

(a) Commencement of operations April 3, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.
(c) Commencement of operations April 24, 2002.
(d) Commencement of operations April 18, 2002.
(e) Commencement of operations March 20, 2002.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 49 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

             o  attains age 70 1/2,
             o  severs employment,
             o  dies, or
             o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                      Jackson National Separate Account - I




                                [GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                          AIM/                AIM/              AIM/                              Alliance
                                     JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL
                                    Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio
                                    ----------------  -------------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $ 6,521,659       $ 4,773,236          $ 12,080,801      $143,546,035      $ 25,760,828
Receivables:
   Investment securities sold              1,308               565                 3,542           104,893             2,905
   Sub-account units sold                  9,567            39,448                12,988             9,890               217
                                    ----------------  -------------------  ----------------  ----------------  ----------------
TOTAL ASSETS                           6,532,534         4,813,249            12,097,331       143,660,818        25,763,950
                                    ----------------  -------------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased         9,567            39,448                12,988             9,890               217
   Sub-account units redeemed              1,041               376                 3,059            99,359             1,893
   Insurance fees due to Jackson
     National Life                           267               189                   483             5,534             1,012
                                    ----------------  -------------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                         10,875            40,013                16,530           114,783             3,122
                                    ----------------  -------------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                  $ 6,521,659       $ 4,773,236          $ 12,080,801      $143,546,035      $ 25,760,828
----------------------------------  ================  ===================  ================  ================  ================

(a)  Investment shares                   799,223           604,207              1,433,072       13,157,290         3,228,174
      Investments at cost            $ 7,172,783       $ 5,622,872          $  13,752,614     $220,190,696      $ 34,872,266


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                        Eagle/JNL       First Trust/JNL    First Trust/JNL   First Trust/JNL
                                     Eagle/JNL Core      SmallCap        Communications        Energy       Financial Sector
                                    Equity Portfolio  Equity Portfolio  Sector Portfolio  Sector Portfolio     Portfolio
                                    ----------------  ----------------  ----------------  ----------------  ----------------

ASSETS                               $ 55,566,059      $ 60,051,229      $ 6,113,334       $ 7,405,088       $ 14,179,432
Investments, at value (a)
Receivables:
   Investment securities sold              57,945            36,443            7,475               304              2,312
   Sub-account units sold                  40,124           110,403               78                78                 68
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                           55,664,128        60,198,075        6,120,887         7,405,470         14,181,812
                                    ----------------  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased         40,124           110,403               78                78                 68
   Sub-account units redeemed              55,789            34,123            7,239                18              1,766
   Insurance fees due to Jackson
     National Life                          2,156             2,320              236               286                546
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                          98,069           146,846            7,553               382              2,380
                                    ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                  $ 55,566,059       $60,051,229       $ 6,113,334      $ 7,405,088       $ 14,179,432
----------------------------------  ================  ================  ================  ================  ================
(a)  Investment shares                  4,852,931         5,000,102         1,940,741          690,773          1,633,575
     Investments at cost             $ 68,805,148      $ 73,792,112    $   15,602,371      $ 8,381,835       $ 16,439,163


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                        First Trust/JNL
                                   First Trust/JNL   First Trust/JNL    Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                    Global Target    Leading Brands       Healthcare         Target 25      Target Small-Cap
                                    15 Portfolio     Sector Portfolio   Sector Portfolio     Portfolio         Portfolio
                                   ---------------   ----------------   ----------------  ---------------   ----------------
ASSETS
Investments, at value (a)           $ 30,518,334      $ 9,464,594        $ 18,281,900      $ 37,494,359      $ 38,586,226
Receivables:
   Investment securities sold             10,960            5,076               2,413            32,897            36,000
   Sub-account units sold                 91,162            1,726                  30            85,616           136,099
                                   ---------------   ----------------   ----------------  ---------------   ----------------
TOTAL ASSETS                          30,620,456        9,471,396          18,284,343        37,612,872        38,758,325
                                   ---------------   ----------------   ----------------  ---------------   ----------------

LIABILITIES
Payables:
   Investment securities purchased        91,162            1,726                  30            85,616           136,099
   Sub-account units redeemed              9,704            4,711               1,708            31,341            34,431
   Insurance fees due to Jackson
     National Life                         1,256              365                 705             1,556             1,569
                                   ---------------   ----------------   ----------------  ---------------   ----------------
TOTAL LIABILITIES                        102,122            6,802               2,443           118,513           172,099
                                   ---------------   ----------------   ----------------  ---------------   ----------------
NET ASSETS (NOTE 6)                 $ 30,518,334      $ 9,464,594        $ 18,281,900      $ 37,494,359      $ 38,586,226
---------------------------------- ===============   ================   ================  ===============   ================
(a)  Investment shares                 4,079,991        1,068,239           2,079,852         4,680,944         3,223,578
     Investments at cost            $ 32,736,835      $ 9,928,701        $ 23,932,302      $ 39,521,667      $ 41,305,379



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                      First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL      Janus/JNL
                                        Technology      The Dow Target    The Dow Target    The S&P Target       Aggressive
                                      Sector Portfolio   10 Portfolio      5 Portfolio        10 Portfolio    Growth Portfolio
                                      ----------------  ---------------   ---------------   ---------------   ----------------
ASSETS
Investments, at value (a)              $ 14,504,357      $ 80,796,119      $ 8,046,768       $ 41,226,542      $168,571,384
Receivables:
   Investment securities sold                 5,071            67,934              313             31,961            94,126
   Sub-account units sold                       839           108,291           10,000             99,383            12,143
                                      ----------------  ---------------   ---------------   ---------------   ----------------
TOTAL ASSETS                             14,510,267        80,972,344        8,057,081         41,357,886       168,677,653
                                      ----------------  ---------------   ---------------   ---------------   ----------------

LIABILITIES
Payables:
   Investment securities purchased              839           108,291           10,000             99,383            12,143
   Sub-account units redeemed                 4,511            64,702                2             30,291            87,644
   Insurance fees due to Jackson
     National Life                              560             3,232              311              1,670             6,482
                                      ----------------  ---------------   ---------------   ---------------   ----------------
TOTAL LIABILITIES                             5,910           176,225           10,313            131,344           106,269
                                      ----------------  ---------------   ---------------   ---------------   ----------------
NET ASSETS (NOTE 6)                    $ 14,504,357      $ 80,796,119      $ 8,046,768       $ 41,226,542      $168,571,384
-------------------------------       ================  ===============   ===============   ===============   ================
(a)  Investment shares                    3,437,051        10,049,269        1,219,207          5,347,152        12,937,175
     Investments at cost               $ 30,945,244      $ 85,412,161      $ 9,153,569       $ 49,060,459      $290,625,651

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                             JPMorgan/JNL
                                     Janus/JNL          Janus/JNL          Janus/JNL           Enhanced          JPMorgan/JNL
                                     Balanced            Capital             Global          S&P 500 Stock      International
                                     Portfolio       Growth Portfolio   Equities Portfolio   Index Portfolio     Value Portfolio
                                    ------------     ----------------   ------------------   ---------------    ----------------
ASSETS
Investments, at value (a)            $ 57,817,177     $121,682,592       $174,428,060         $ 6,939,130        $ 438,152
Receivables:
   Investment securities sold               5,874          116,587            189,116               3,621               33
   Sub-account units sold                 107,197            8,276              5,877              83,800            1,872
                                    ------------     ----------------   ------------------   ---------------    ----------------
TOTAL ASSETS                           57,930,248      121,807,455        174,623,053           7,026,551          440,057
                                    ------------     ----------------   ------------------   ---------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased       107,197            8,276              5,877               83,800            1,872
   Sub-account units redeemed              3,636          111,908            182,419                3,318               14
   Insurance fees due to Jackson
     National Life                         2,238            4,679              6,697                  303               19
                                    ------------     ----------------   ------------------   ---------------    ----------------
TOTAL LIABILITIES                        113,071          124,863            194,993               87,421            1,905
                                    ------------     ----------------   ------------------   ---------------    ----------------
NET ASSETS (NOTE 6)                  $ 57,817,177     $121,682,592       $174,428,060         $ 6,939,130        $ 438,152
----------------------------------  =============    ================   ==================   ===============    ================
(a)  Investment shares                 6,999,658        12,429,274         12,405,979           1,126,482           78,804
     Investments at cost            $ 64,501,941      $219,422,391       $280,926,054         $ 7,359,294        $ 445,157


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
                                                                        Mellon Capital    Mellon Capital     Mellon Capital
                                     Lazard/JNL        Lazard/JNL       Management/JNL    Management/JNL     Management/JNL
                                       Mid Cap         Small Cap        Bond Index        International      S&P 400 Mid Cap
                                    Value Portfolio   Value Portfolio   Portfolio         Index Portfolio    Index Portfolio
                                   --------------    -------------     -------------      -------------     ------------
ASSETS
Investments, at value (a)            $ 29,044,979     $ 28,814,396      $ 12,445,755        $ 8,581,992      $11,541,234
Receivables:
   Investment securities sold              19,919            6,535             4,690              4,456           30,131
   Sub-account units sold                 133,015          141,172            21,926             18,732           17,994
                                    --------------    -------------     -------------      -------------     ------------
TOTAL ASSETS                           29,197,913       28,962,103        12,472,371          8,605,180       11,589,359
                                    --------------    -------------     -------------      -------------     ------------

LIABILITIES
Payables:
   Investment securities purchased
   Sub-account units redeemed             133,015          141,172            21,926             18,732           17,994
   Insurance fees due to Jackson           18,765            5,389             4,153              4,089           29,638
     National Life                          1,154            1,146               537                367              493
                                    --------------    -------------     -------------      -------------     ------------
TOTAL LIABILITIES                         152,934          147,707            26,616             23,188           48,125
                                    --------------    -------------     -------------      -------------     ------------
NET ASSETS (NOTE 6)                  $ 29,044,979     $ 28,814,396      $ 12,445,755        $ 8,581,992      $11,541,234
----------------------------------  ==============    =============     =============      =============     ============
(a)  Investment shares                  2,839,196        3,065,361         1,187,572          1,016,824        1,349,852
     Investments at cost             $ 32,453,514     $ 33,338,459      $ 12,441,266        $ 9,272,158      $12,266,291

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                    Mellon Capital    Mellon Capital
                                    Management/JNL    Management/JNL   Oppenheimer/JNL                      PIMCO/JNL
                                      S&P 500           Small Cap       Global Growth   Oppenheimer/JNL    Total Return
                                   Index Portfolio   Index Portfolio      Portfolio     Growth Portfolio  Bond Portfolio
                                    ------------      ------------      ------------      -------------    -------------
ASSETS
Investments, at value (a)           $ 21,548,337      $ 9,631,821       $ 23,909,788      $ 6,556,513       $110,041,112
Receivables:
   Investment securities sold            108,555           14,359              6,993            2,169             75,910
   Sub-account units sold                 16,663            7,783            131,740           23,770            641,553
                                    ------------      ------------      ------------      -------------    -------------
TOTAL ASSETS                          21,673,555        9,653,963         24,048,521        6,582,452        110,758,575
                                    ------------      ------------      ------------      -------------    -------------

LIABILITIES
Payables:
   Investment securities purchased        16,663            7,783            131,740           23,770            641,553
   Sub-account units redeemed            107,638           13,940              6,057            1,915             71,501
   Insurance fees due to Jackson
        National Life                        917              419                936              254              4,409
                                    ------------      ------------      ------------      -------------    -------------
TOTAL LIABILITIES                        125,218           22,142            138,733           25,939            717,463
                                    ------------      ------------      ------------      -------------    -------------
NET ASSETS (NOTE 6)                  $ 21,548,337     $ 9,631,821       $ 23,909,788      $ 6,556,513       $110,041,112
----------------------------------  ============      ============      ============      =============    =============


(a)  Investment shares                  2,766,154        1,213,076          3,320,804         932,648          9,486,303
     Investments at cost             $ 22,984,486     $ 10,401,087       $ 27,752,461     $ 7,614,452       $105,644,144


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                    PPM America/      PPM America/       PPM America/       PPM America/
                                    JNL Balanced      JNL High Yield      JNL Money          JNL Value        Putnam/JNL
                                      Portfolio       Bond Portfolio    Market Portfolio     Portfolio      Equity Portfolio
                                    --------------    -------------     -------------      -------------     ------------
ASSETS
Investments, at value (a)
Receivables:                         $198,402,650      $117,270,222      $125,158,850         $ 526,318      $139,925,062
   Investment securities sold              52,581            35,815           657,454             1,101           147,445
   Sub-account units sold                 261,933           135,075           264,258                 -               739
                                    --------------     -------------     -------------     -------------     ------------
TOTAL ASSETS                          198,717,164       117,441,112       126,080,562           527,419       140,073,246
                                    --------------     -------------     -------------     -------------     ------------

LIABILITIES
Payables:
   Investment securities purchased        261,933           135,075           264,258                 -               739
   Sub-account units redeemed              44,908            31,280           652,516             1,080           142,065
   Insurance fees due to Jackson
        National Life                       7,673             4,535             4,938                21             5,380
                                    --------------     -------------     -------------     -------------     ------------
TOTAL LIABILITIES                         314,514           170,890           921,712             1,101           148,184
                                    --------------     -------------     -------------     -------------     ------------
NET ASSETS (NOTE 6)                  $198,402,650      $117,270,222      $125,158,850         $ 526,318      $139,925,062
----------------------------------  ==============     =============     =============     =============     ============

(a)  Investment shares                 15,099,136        15,053,944       125,158,850            47,978        10,730,450
     Investments at cost             $194,083,759      $129,326,495      $124,982,507         $ 524,723      $223,502,568


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                        Putnam/JNL         Putnam/JNL      Putnam/JNL        S&P/JNL         S&P/JNL
                                       International         Midcap       Value Equity      Aggressive      Conservative
                                     Equity Portfolio   Growth Portfolio    Portfolio    Growth Portfolio Growth Portfolio I
                                       ------------      --------------    ------------    -------------    -------------
ASSETS
Investments, at value (a)              $ 66,507,679      $ 13,388,777      $188,294,204    $ 92,401,260      $217,581,226
Receivables:
   Investment securities sold                11,511             1,190            41,944          49,095           169,337
   Sub-account units sold                    50,531            36,021            38,228         125,766           260,863
                                       ------------      --------------    ------------    -------------    -------------
TOTAL ASSETS                             66,569,721        13,425,988       188,374,376      92,576,121       218,011,426
                                       ------------      --------------    ------------    -------------    -------------

LIABILITIES
Payables:
   Investment securities purchased           50,531            36,021            38,228         125,766           260,863
   Sub-account units redeemed                 8,932               669            34,684          45,482           160,738
   Insurance fees due to Jackson
        National                              2,579               521             7,260           3,613             8,599
                                       ------------      --------------    ------------    -------------    -------------
TOTAL LIABILITIES                            62,042            37,211            80,172         174,861           430,200
                                       ------------      --------------    ------------    -------------    -------------
NET ASSETS (NOTE 6)                    $ 66,507,679      $ 13,388,777      $188,294,204    $ 92,401,260      $217,581,226
----------------------------------     ============      ==============    ============    =============    =============

(a)  Investment shares                    8,762,540         2,620,113        14,417,627      10,948,017        22,951,606
     Investments at cost               $ 85,915,336      $ 19,589,669      $232,153,585    $125,469,334      $247,272,433


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                        S&P/JNL Core     S&P/JNL Core     S&P/JNL Core     S&P/JNL Equity
                                         Index 100         Index 50         Index 75        Aggressive          S&P/JNL Equity
                                         Portfolio        Portfolio        Portfolio      Growth Portfolio    Growth Portfolio I
                                       --------------    -------------    -------------    --------------       ------------

ASSETS                                  $ 14,171,648      $ 1,967,658      $ 4,459,745     $ 30,101,080         $ 99,366,446
Investments, at value (a)
Receivables:
   Investment securities sold                  4,652              500            1,647            4,033              157,876
   Sub-account units sold                     11,750                -           77,352            2,710               86,381
                                       --------------    -------------    -------------    --------------       ------------
TOTAL ASSETS                              14,188,050        1,968,158        4,538,744       30,107,823           99,610,703
                                       --------------    -------------    -------------    --------------       ------------

LIABILITIES
Payables:
   Investment securities purchased            11,750                -           77,352            2,710               86,381
   Sub-account units redeemed                  4,050              411            1,462            2,856              154,014
   Insurance fees due to Jackson
        National                                 602               89              185            1,177                3,862
                                       --------------    -------------    -------------    --------------       ------------
TOTAL LIABILITIES                             16,402              500           78,999            6,743              244,257
                                       --------------    -------------    -------------    --------------       ------------
NET ASSETS (NOTE 6)                     $ 14,171,648      $ 1,967,658      $ 4,459,745     $ 30,101,080         $ 99,366,446
----------------------------------     ==============    =============    =============    ==============       ============

(a)  Investment shares                     1,636,449          250,977          540,575        4,095,385           13,337,778
     Investments at cost                $ 14,866,344      $ 2,230,266      $ 4,760,192     $ 47,095,180         $153,810,470

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                             Salomon
                                                                           Salomon         Brothers/JNL
                                       S&P/JNL             S&P/JNL        Brothers/       U.S. Government   T. Rowe Price/
                                       Moderate        Very Aggressive     JNL Global        & Quality     JNL Established
                                    Growth Portfolio   Growth Portfolio  Bond Portfolio   Bond Portfolio  Growth Portfolio
                                    --------------     ---------------    -----------      ------------      ------------
ASSETS
Investments, at value (a)           $316,689,329       $ 41,053,076      $ 65,310,111      $254,324,137      $214,065,324
Receivables:
   Investment securities sold           295,316             145,251            11,889            61,325            99,616
   Sub-account units sold               196,073                 534           105,636           874,287            66,660
                                    ------------       ------------      ------------      ------------      ------------
TOTAL ASSETS                        317,180,718          41,198,861        65,427,636       255,259,749       214,231,600
                                    ------------       ------------      ------------      ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased      196,073                 534           105,636           874,287            66,660
   Sub-account units redeemed           282,781             143,665             9,366            51,398            91,367
   Insurance fees due to Jackson
        National Life                    12,535               1,586             2,523             9,927             8,249
                                    ------------       ------------      ------------      ------------      ------------
TOTAL LIABILITIES                       491,389             145,785           117,525           935,612           166,276
                                    ------------       ------------      ------------      ------------      ------------
NET ASSETS (NOTE 6)                 $316,689,329       $ 41,053,076      $ 65,310,111      $254,324,137      $214,065,324
----------------------------------  ============       ============      ============      ============      ============


(a)  Investment shares                34,236,684          5,387,543         6,143,943        21,389,751        16,658,780
      Investments at cost           $379,872,469       $ 67,132,739      $ 61,616,233      $242,757,159      $254,623,613


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                       T. Rowe Price/          T. Rowe
                                        JNL Mid-Cap           Price/JNL
                                      Growth Portfolio     Value Portfolio
                                      ---------------        -------------
ASSETS
Investments, at value (a)               $196,824,482          $ 85,131,019
Receivables:
   Investment securities sold                157,082                77,437
   Sub-account units sold                    125,357               139,763
                                       --------------         -------------
TOTAL ASSETS                             197,106,921            85,348,219
                                       --------------         -------------

LIABILITIES
Payables:
   Investment securities purchased           125,357               139,763
   Sub-account units redeemed                149,491                74,105
   Insurance fees due to Jackson
        National Life                          7,591                 3,332
                                       --------------         -------------
TOTAL LIABILITIES                            282,439               217,200
                                       --------------         -------------
NET ASSETS (NOTE 6)                     $196,824,482          $ 85,131,019
----------------------------------     ==============         =============

(a)  Investment shares                    10,904,403             9,233,299
      Investments at cost               $208,649,497          $ 98,300,497

                     See notes to the financial statements.

Jackson National Separate Account - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                AIM/           AIM/JNL             AIM/                               Alliance
                                           JNL Large Cap    Premier Equity     JNL Small Cap       Alger/JNL         Capital/JNL
                                          Growth Portfolio   II Portfolio    Growth Portfolio   Growth Portfolio   Growth Portfolio
                                           --------------   --------------    --------------     ------------      --------------
INVESTMENT INCOME
   Dividends                                $        -       $        -        $        -         $        -        $         -
                                           --------------   --------------    --------------     ------------      --------------

EXPENSES
   Insurance charges (Note 5)                   49,673           52,438           109,067          2,877,745            393,501
                                           --------------   --------------    --------------     ------------      --------------
TOTAL EXPENSES                                  49,673           52,438           109,067          2,877,745            393,501
                                           --------------   --------------    --------------     ------------      --------------
NET INVESTMENT LOSS                            (49,673)         (52,438)         (109,067)        (2,877,745)          (393,501)
                                           --------------   --------------    --------------     ------------      --------------

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
   Distributions from investment companies      12,684           18,142             1,102                  -                 -
   Investments                                (304,327)        (408,406)         (724,519)       (23,935,492)        (6,421,283)
Net change in unrealized appreciation
   (depreciation) on investments              (654,360)        (879,579)       (1,746,405)       (61,941,847)        (4,462,214)
                                           --------------   --------------    --------------     ------------      --------------
NET REALIZED AND UNREALIZED LOSS              (946,003)      (1,269,843)       (2,469,822)       (85,877,339)       (10,883,497)
                                           --------------   --------------    --------------     ------------      --------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          $ (995,676)     $(1,322,281)      $(2,578,889)       $(88,755,084)      $(11,276,998)
                                           ==============   ==============    ==============     ============      ==============


Jackson National Separate Account - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                Eagle/JNL        First Trust/JNL   First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core         SmallCap        Communications        Energy       Financial Sector
                                         Equity Portfolio    Equity Portfolio   Sector Portfolio   Sector Portfolio   Portfolio
                                          --------------      -------------      -------------      -------------      ------------

INVESTMENT INCOME
   Dividends                              $    465,208       $          -        $         -         $        -       $         -
                                         --------------      -------------      -------------      -------------      ------------

EXPENSES
   Insurance charges (Note 5)                  907,699          1,069,100            102,739            112,583           232,123
                                         --------------      -------------      -------------      -------------      ------------
TOTAL EXPENSES                                 907,699          1,069,100            102,739            112,583           232,123
                                         --------------      -------------      -------------      -------------      ------------
NET INVESTMENT LOSS                           (442,491)        (1,069,100)          (102,739)          (112,583)         (232,123)
                                         --------------      -------------      -------------      -------------      ------------
R
EALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
   Distributions from investment
    companies                                        -                  -                  -                  -                 -
   Investments                              (3,115,563)        (4,938,041)        (4,715,022)          (457,665)         (324,365)
Net change in unrealized appreciation
   (depreciation) on investments           (12,792,317)       (16,802,459)          (357,029)            94,329        (2,281,904)
                                         --------------      -------------      -------------      -------------      ------------
NET REALIZED AND UNREALIZED LOSS           (15,907,880)       (21,740,500)        (5,072,051)          (363,336)       (2,606,269)
                                         --------------      -------------      -------------      -------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(16,350,371)      $(22,809,600)       $(5,174,790)        $ (475,919)      $(2,838,392)
                                         ==============      =============      =============      =============      ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                       First Trust/JNL
                                   First Trust/JNL  First Trust/JNL   Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                    Global Target    Leading Brands      Healthcare       Target 25       Target Small-Cap
                                    15 Portfolio    Sector Portfolio  Sector Portfolio     Portfolio          Portfolio
                                    ------------     ------------      ------------      ------------      ------------
INVESTMENT INCOME
   Dividends                        $         -       $        -       $         -       $         -        $        -
                                    ------------     ------------      ------------      ------------      ------------

EXPENSES
   Insurance charges (Note 5)           232,869          132,076           299,908           275,838           329,611
                                    ------------     ------------      ------------      ------------      ------------
TOTAL EXPENSES                          232,869          132,076           299,908           275,838           329,611
                                    ------------     ------------      ------------      ------------      ------------
NET INVESTMENT LOSS                    (232,869)        (132,076)         (299,908)         (275,838)         (329,611)
                                    ------------     ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                -                -                 -                 -                 -
   Investments                         (230,421)         (56,056)       (1,240,496)         (366,208)         (514,622)
Net change in unrealized
   depreciation on investments       (2,655,375)        (614,164)       (7,127,272)       (2,613,015)       (3,715,099)
                                    ------------     ------------      ------------      ------------      ------------
NET REALIZED AND UNREALIZED LOSS     (2,885,796)        (670,220)       (8,367,768)       (2,979,223)       (4,229,721)
                                    ------------     ------------      ------------      ------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                  $(3,118,665)      $ (802,296)      $(8,667,676)      $(3,255,061)      $(4,559,332)
                                    ============     ============      ============      ============      ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002



                                     First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL     Janus/JNL
                                      Technology        The Dow Target    The Dow Target    The S&P Target     Aggressive
                                    Sector Portfolio     10 Portfolio      5 Portfolio       10 Portfolio    Growth Portfolio
                                     --------------     -------------     -------------     -------------     ------------
INVESTMENT INCOME
   Dividends                           $         -       $         -       $         -       $         -      $          -
                                     --------------     -------------     -------------     -------------     ------------

EXPENSES
   Insurance charges (Note 5)              239,316           784,739           115,716           408,060         3,274,638
                                     --------------     -------------     -------------     -------------     ------------
TOTAL EXPENSES                             239,316           784,739           115,716           408,060         3,274,638
                                     --------------     -------------     -------------     -------------     ------------
NET INVESTMENT LOSS                       (239,316)         (784,739)         (115,716)         (408,060)       (3,274,638)
                                     --------------     -------------     -------------     -------------     ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                   -                 -                 -                 -                 -
   Investments                          (5,324,602)       (1,632,975)         (377,688)       (1,117,703)      (64,115,763)
Net change in unrealized
   depreciation on investments          (3,289,757)       (4,873,956)         (843,291)       (5,441,660)      (27,297,694)
                                     --------------     -------------     -------------     -------------     ------------
NET REALIZED AND UNREALIZED LOSS        (8,614,359)       (6,506,931)       (1,220,979)       (6,559,363)      (91,413,457)
                                     --------------     -------------     -------------     -------------     ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(8,853,675)      $(7,291,670)      $(1,336,695)      $(6,967,423)     $(94,688,095)
                                     ==============     =============     =============     =============     =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                             JPMorgan/JNL
                                         Janus/JNL       Janus/JNL         Janus/JNL           Enhanced           JPMorgan/JNL
                                         Balanced         Capital           Global           S&P 500 Stock        International
                                         Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio (b)  Value Portfolio (b)
                                        ------------    --------------    --------------     --------------     ------------
INVESTMENT INCOME
   Dividends                            $ 1,330,751     $         -       $ 1,687,054         $    2,448         $    9,488
                                        ------------    --------------    --------------     --------------     ------------

EXPENSES
   Insurance charges (Note 5)               828,353       2,343,407         3,430,645             35,982                948
                                        ------------    --------------    --------------     --------------     ------------
TOTAL EXPENSES                              828,353       2,343,407         3,430,645             35,982                948
                                        ------------    --------------    --------------     --------------     ------------
NET INVESTMENT INCOME (LOSS)                502,398      (2,343,407)       (1,743,591)           (33,534)             8,540
                                        ------------    --------------    --------------     --------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                    -               -                 -                  -                  -
   Investments                           (1,524,309)    (141,217,124)     (32,535,630)           (80,101)             2,723
Net change in unrealized appreciation
   (depreciation) on investments         (4,046,717)     76,268,393       (48,789,449)          (420,164)            (7,005)
                                        ------------    --------------    --------------     --------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS   (5,571,026)    (64,948,731)      (81,325,079)          (500,265)            (4,282)
                                        ------------    --------------    --------------     --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $(5,068,628)     $(67,292,138)     $(83,068,670)       $ (533,799)        $    4,258
----------------------------------      ============     =============    ==============     ==============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                            Mellon Capital     Mellon Capital     Mellon Capital
                                         Lazard/JNL        Lazard/JNL       Management/JNL     Management/JNL     Management/JNL
                                           Mid Cap         Small Cap         Bond Index        International      S&P 400 Mid Cap
                                        Value Portfolio  Value Portfolio    Portfolio (a)   Index Portfolio (a)  Index Portfolio (a)
                                        --------------    -------------     -------------      -------------      ---------------

INVESTMENT INCOME
   Dividends                              $    90,102      $       137         $ 404,499         $  194,866           $   74,203
                                        --------------    -------------     -------------      -------------      ---------------

EXPENSES
   Insurance charges (Note 5)                 275,048          290,574            69,438             46,941               69,140
                                        --------------    -------------     -------------      -------------      ---------------
TOTAL EXPENSES                                275,048          290,574            69,438             46,941               69,140
                                        --------------    -------------     -------------      -------------      ---------------
NET INVESTMENT INCOME (LOSS)                 (184,946)        (290,437)          335,061            147,925                5,063
                                        --------------    -------------     -------------      -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 61,317          111,096            23,968                  -                    -
   Investments                             (1,629,466)      (2,244,721)           54,224            (67,550)            (207,705)
Net change in unrealized appreciation
   (depreciation) on investments           (3,339,100)      (4,531,388)            4,489           (690,166)            (725,057)
                                        --------------    -------------     -------------      -------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS     (4,907,249)      (6,665,013)           82,681           (757,716)            (932,762)
                                        --------------    -------------     -------------      -------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $(5,092,195)     $(6,955,450)          $ 417,742       $ (609,791)          $ (927,699)
----------------------------------      ==============    =============       =============    =============      ===============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                       Mellon Capital   Mellon Capital
                                       Management/JNL   Management/JNL   Oppenheimer/JNL                       PIMCO/JNL
                                          S&P 500         Small Cap       Global Growth    Oppenheimer/JNL    Total Return
                                   Index Portfolio(a)  Index Portfolio(a)  Portfolio      Growth Portfolio   Bond Portfolio
                                       --------------   --------------   ------------      --------------     ------------
INVESTMENT INCOME
   Dividends                           $         -       $   97,214      $         -       $         -        $    18,775
                                       ------------     ------------     ------------      ------------       ------------

EXPENSES
   Insurance charges (Note 5)              125,307           54,927          237,095            83,040            777,750
                                       ------------     ------------     ------------      ------------       ------------
TOTAL EXPENSES                             125,307           54,927          237,095            83,040            777,750
                                       ------------     ------------     ------------      ------------       ------------
NET INVESTMENT INCOME (LOSS)              (125,307)          42,287         (237,095)          (83,040)          (758,975)
                                       ------------     ------------     ------------      ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   -                -                -                 -              8,466
   Investments                            (385,671)        (153,872)        (411,029)         (689,867)           168,523
Net change in unrealized appreciation
   (depreciation) on investments        (1,436,149)        (769,266)      (4,095,221)       (1,134,489)         4,928,668
                                       ------------     ------------     ------------      ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS  (1,821,820)        (923,138)      (4,506,250)       (1,824,356)         5,105,657
                                       ------------     ------------     ------------      ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $(1,947,127)      $ (880,851)     $(4,743,345)      $(1,907,396)       $ 4,346,682
----------------------------------     ============     ============     ============      ============       ============


(a)  Inception date January 15, 2002
(b)  Inception date September 30, 2002


                                           PPM America/      PPM America/    PPM America/     PPM America/
                                          JNL Balanced      JNL High Yield    JNL Money        JNL Value         Putnam/JNL
                                            Portfolio       Bond Portfolio  Market Portfolio  Portfolio (b)   Equity Portfolio
                                          --------------    -------------    -------------    -------------     ------------
INVESTMENT INCOME
   Dividends                                $ 6,040,924      $ 9,294,952      $ 1,423,999       $        -      $         -
                                          --------------    -------------    -------------    -------------     ------------

EXPENSES
   Insurance charges (Note 5)                 2,890,753        1,656,183        1,894,966              938        2,592,186
                                          --------------    -------------    -------------    -------------     ------------
TOTAL EXPENSES                                2,890,753        1,656,183        1,894,966              938        2,592,186
                                          --------------    -------------    -------------    -------------     ------------
NET INVESTMENT INCOME (LOSS)                  3,150,171        7,638,769         (470,967)            (938)      (2,592,186)
                                          --------------    -------------    -------------    -------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                2,468,819                -                -                -                -
   Investments                                4,117,878       (2,862,774)         541,149             (273)     (33,712,540)
Net change in unrealized appreciation
   (depreciation) on investments            (18,444,991)      (4,321,900)        (541,149)           1,595      (21,605,921)
                                          --------------    -------------    -------------    -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS      (11,858,294)      (7,184,674)               -            1,322      (55,318,461)
                                          --------------    -------------    -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $(8,708,123)     $   454,095      $  (470,967)      $      384      $(57,910,647)
----------------------------------        ==============    =============    =============    =============     ============

(a)  Inception date January 15, 2002
(b)  Inception date September 30, 2002


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                    Putnam/JNL          Putnam/JNL     Putnam/JNL       S&P/JNL           S&P/JNL
                                    International         Midcap      Value Equity    Aggressive        Conservative
                                  Equity Portfolio   Growth Portfolio  Portfolio    Growth Portfolio I  Growth Portfolio I
                                    ------------      --------------   ------------    --------------    ------------
INVESTMENT INCOME
   Dividends                        $   703,712       $         -      $ 2,301,084     $ 1,099,254       $ 3,744,152
                                    ------------      ------------     ------------    ------------      ------------

EXPENSES
   Insurance charges (Note 5)         1,072,013           223,650        3,291,935       1,382,906         2,797,425
                                    ------------      ------------     ------------    ------------      ------------
TOTAL EXPENSES                        1,072,013           223,650        3,291,935       1,382,906         2,797,425
                                    ------------      ------------     ------------    ------------      ------------
NET INVESTMENT INCOME (LOSS)           (368,301)         (223,650)        (990,851)       (283,652)          946,727
                                    ------------      ------------     ------------    ------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                -                 -                -               -                 -
   Investments                      (10,807,928)       (2,912,298)     (10,882,307)     (8,646,154)       (6,063,437)
Net change in unrealized
   depreciation on investments       (7,027,327)       (2,886,587)     (46,989,970)    (13,258,778)      (15,549,507)
                                    ------------      ------------     ------------    ------------      ------------
NET REALIZED AND UNREALIZED LOSS    (17,835,255)       (5,798,885)     (57,872,277)    (21,904,932)      (21,612,944)
                                    ------------      ------------     ------------    ------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                  $(18,203,556)     $(6,022,535)     $(58,863,128)   $(22,188,584)     $(20,666,217)
----------------------------------  ============      ============     ============    ============      ============


(a)  Inception date October 29, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                        S&P/JNL Core      S&P/JNL Core      S&P/JNL Core       S&P/JNL Equity
                                         Index 100          Index 50          Index 75          Aggressive        S&P/JNL Equity
                                       Portfolio (a)      Portfolio (a)     Portfolio (a)   Growth Portfolio I  Growth Portfolio I
                                       --------------     -------------     -------------      --------------     ------------
INVESTMENT INCOME
   Dividends                              $        -        $        -        $        -        $    24,565       $   122,662
                                       --------------     -------------     -------------      -------------      ------------

EXPENSES
   Insurance charges (Note 5)                 97,064            19,800            31,340            483,964         1,659,941
                                       --------------     -------------     -------------      -------------      ------------
TOTAL EXPENSES                                97,064            19,800            31,340            483,964         1,659,941
                                       --------------     -------------     -------------      -------------      ------------
NET INVESTMENT INCOME (LOSS)                 (97,064)          (19,800)          (31,340)          (459,399)       (1,537,279)
                                       --------------     -------------     -------------      -------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                     -                 -                 -                  -                 -
   Investments                               (95,723)         (129,318)          (53,448)        (4,678,331)      (16,642,657)
Net change in unrealized
   depreciation on investments              (694,696)         (262,608)         (300,447)        (4,700,202)      (16,295,002)
                                       --------------     -------------     -------------      -------------      ------------
NET REALIZED AND UNREALIZED LOSS            (790,419)         (391,926)         (353,895)        (9,378,533)      (32,937,659)
                                       --------------     -------------     -------------      -------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $ (887,483)       $ (411,726)       $ (385,235)       $(9,837,932)      $(34,474,938)
----------------------------------     ==============     =============     =============      =============      ============

(a)  Inception date October 29, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                                Salomon
                                                                             Salomon          Brothers/JNL
                                         S&P/JNL             S&P/JNL         Brothers/      U.S. Government    T. Rowe Price/
                                         Moderate        Very Aggressive    JNL Global         & Quality       JNL Established
                                    Growth Portfolio I Growth Portfolio I  Bond Portfolio    Bond Portfolio    Growth Portfolio
                                      ---------------    ---------------    ------------     -------------       ------------
INVESTMENT INCOME
   Dividends                           $  4,156,126      $     35,912       $ 3,770,068      $  8,664,054        $   256,573
                                      ---------------    ---------------    ------------     -------------       ------------

EXPENSES
   Insurance charges (Note 5)             4,349,912           684,142           869,506         2,844,326          3,730,110
                                      ---------------    ---------------    ------------     -------------       ------------
TOTAL EXPENSES                            4,349,912           684,142           869,506         2,844,326          3,730,110
                                      ---------------    ---------------    ------------     -------------       ------------
NET INVESTMENT INCOME (LOSS)               (193,786)         (648,230)        2,900,562         5,819,728         (3,473,537)
                                      ---------------    ---------------    ------------     -------------       ------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                    -                 -                 -         2,774,445                  -
   Investments                          (15,140,839)       (6,769,978)        1,350,096         4,223,018        (10,996,747)
Net change in unrealized
   depreciation on investments          (31,774,467)       (6,615,574)         (147,423)        5,895,686        (65,234,434)
                                      ---------------    ---------------    ------------     -------------       ------------
NET REALIZED AND UNREALIZED LOSS        (46,915,306)      (13,385,552)        1,202,673        12,893,149        (76,231,181)
                                      ---------------    ---------------    ------------     -------------       ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(47,109,092)     $(14,033,782)      $ 4,103,235      $ 18,712,877        $(79,704,718)
                                      ===============    ===============    ============     =============       ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio
                                     ---------------    -------------

INVESTMENT INCOME
   Dividends                          $          -      $      5,247
                                     --------------     -------------

EXPENSES
   Insurance charges (Note 5)            3,420,148         1,221,907
                                     --------------     -------------
TOTAL EXPENSES                           3,420,148         1,221,907
                                     --------------     -------------
NET INVESTMENT INCOME (LOSS)            (3,420,148)       (1,216,660)
                                     --------------     -------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                    -           173,455
   Investments                            1,994,292        (4,670,442)
Net change in unrealized
   depreciation on investments          (66,313,469)      (13,703,669)
                                      --------------     -------------
NET REALIZED AND UNREALIZED LOSS        (64,319,177)      (18,200,656)
                                      --------------     -------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(67,739,325)     $(19,417,316)
                                      ==============     =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002



                                                AIM/           AIM/JNL             AIM/                               Alliance
                                           JNL Large Cap    Premier Equity     JNL Small Cap       Alger/JNL         Capital/JNL
                                          Growth Portfolio   II Portfolio    Growth Portfolio   Growth Portfolio   Growth Portfolio
                                           --------------   --------------    --------------     ------------      --------------
OPERATIONS
   Net investment loss                      $   (49,673)     $    (52,438)      $  (109,067)     $ (2,877,745)     $   (393,501)
   Net realized loss on investments            (291,643)         (390,264)         (723,417)      (23,935,492)       (6,421,283)
   Net change in unrealized appreciation
      (depreciation) on investments            (654,360)         (879,579)       (1,746,405)      (61,941,847)       (4,462,214)
                                           --------------   --------------    --------------     ------------      --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (995,676)       (1,322,281)       (2,578,889)      (88,755,084)      (11,276,998)
                                           --------------   --------------    --------------     ------------      --------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            4,608,521         2,759,643         5,812,537         7,913,592         8,953,922
   Value of units redeemed                     (380,500)         (485,270)         (644,783)      (21,108,306)       (1,797,838)
   Transfers between portfolios               2,842,577         3,010,381         7,706,064       (41,038,884)       (1,839,554)
   Policyholder charges                         (10,249)           (9,969)          (26,394)         (763,674)          (63,025)
                                           --------------   --------------    --------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      7,060,349         5,274,785        12,847,424       (54,997,272)        5,253,505
                                           --------------   --------------    --------------     ------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS         6,064,673         3,952,504        10,268,535      (143,752,356)       (6,023,493)

NET ASSETS BEGINNING OF PERIOD                  456,986           820,732         1,812,266       287,298,391        31,784,321
                                           --------------   --------------    --------------     ------------      --------------

NET ASSETS END OF PERIOD                    $ 6,521,659      $  4,773,236       $12,080,801     $ 143,546,035      $ 25,760,828
----------------------------------         ==============   ==============    ==============     ============      ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           41,828            74,677           156,855        14,810,448         4,722,610

      Units Issued                            1,148,746           853,133         1,878,974         1,649,776         3,713,435
      Units Redeemed                           (378,173)         (314,209)         (577,172)       (5,193,485)       (3,325,357)
                                           --------------   --------------    --------------     ------------      --------------

Units Outstanding at December 31, 2002          812,401           613,601         1,458,657        11,266,739         5,110,688
                                           ==============   ==============    ==============     ============      ==============



                                                             Eagle/JNL         First Trust/JNL    First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core     SmallCap          Communications        Energy        Financial Sector
                                         Equity Portfolio  Equity Portfolio   Sector Portfolio   Sector Portfolio     Portfolio
                                          --------------    -------------      -------------      -------------      ------------
OPERATIONS
   Net investment loss                    $   (442,491)     $(1,069,100)         $ (102,739)        $ (112,583)       $ (232,123)
   Net realized loss on investments         (3,115,563)      (4,938,041)         (4,715,022)          (457,665)         (324,365)
   Net change in unrealized appreciation
      (depreciation) on investments        (12,792,317)     (16,802,459)           (357,029)            94,329        (2,281,904)
                                          --------------    -------------       -------------      -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (16,350,371)     (22,809,600)         (5,174,790)          (475,919)       (2,838,392)
                                          --------------    -------------       -------------      -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           8,244,424        8,174,339           1,021,513          1,124,213         2,753,005
   Value of units redeemed                  (5,861,101)      (6,577,066)           (427,907)          (495,333)         (810,124)
   Transfers between portfolios             (3,656,042)      (3,069,501)            263,195           (190,571)         (790,116)
   Policyholder charges                       (194,840)        (236,076)            (32,766)           (25,951)          (45,548)
                                          --------------    -------------       -------------      -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               (1,467,559)      (1,708,304)            824,035            412,358         1,107,217
                                          --------------    -------------       -------------      -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS      (17,817,930)     (24,517,904)         (4,350,755)           (63,561)       (1,731,175)

NET ASSETS BEGINNING OF PERIOD              73,383,989       84,569,133          10,464,089          7,468,649        15,910,607
                                          --------------    -------------       -------------      -------------      ------------

NET ASSETS END OF PERIOD                  $ 55,566,059      $ 60,051,229         $ 6,113,334        $ 7,405,088       $ 14,179,432
----------------------------------        ==============    =============       =============      =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       4,352,573         5,502,301           1,858,804            699,588         1,633,155

      Units Issued                           1,295,988         5,620,112           1,003,550            352,921           653,297
      Units Redeemed                        (1,435,031)       (6,002,012)           (853,231)          (321,903)         (567,964)
                                          --------------    -------------       -------------      -------------      ------------

Units Outstanding at December 31, 2002       4,213,530         5,120,401           2,009,123            730,606         1,718,488
                                          ==============    =============       =============      =============      ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                             First Trust/JNL
                                          First Trust/JNL  First Trust/JNL   Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                           Global Target    Leading Brands      Healthcare       Target 25       Target Small-Cap
                                           15 Portfolio    Sector Portfolio  Sector Portfolio     Portfolio          Portfolio
                                          --------------   -------------      -------------     -------------     ------------
OPERATIONS
   Net investment loss                       $ (232,869)     $ (132,076)        $ (299,908)       $ (275,838)      $ (329,611)
   Net realized loss on investments            (230,421)        (56,056)        (1,240,496)         (366,208)        (514,622)
   Net change in unrealized appreciation
      (depreciation) on investments          (2,655,375)       (614,164)        (7,127,272)       (2,613,015)      (3,715,099)
                                          --------------   -------------      -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (3,118,665)       (802,296)        (8,667,676)       (3,255,061)      (4,559,332)
                                          --------------   -------------      -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           21,165,084       2,136,915          3,823,606        25,381,458       23,125,007
   Value of units redeemed                     (688,102)       (457,913)        (1,189,155)         (811,493)      (1,043,736)
   Transfers between portfolios               5,111,016         603,847           (107,146)        7,805,949        6,660,130
   Policyholder charges                         (26,037)        (24,687)           (69,969)          (32,720)         (40,400)
                                          --------------   -------------      -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                25,561,961       2,258,162          2,457,336        32,343,194       28,701,001
                                          --------------   -------------      -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        22,443,296       1,455,866         (6,210,340)       29,088,133       24,141,669

NET ASSETS BEGINNING OF PERIOD                8,075,038       8,008,728         24,492,240         8,406,226       14,444,557
                                          --------------   -------------      -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $ 30,518,334     $ 9,464,594       $ 18,281,900      $ 37,494,359      $38,586,226
----------------------------------        ==============   =============      =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001          959,790         878,927          2,012,886            955,506       1,042,764

      Units Issued                            3,901,216         492,532            816,507          4,813,803       2,979,553
      Units Redeemed                           (571,859)       (253,507)          (624,468)         (848,037)        (594,487)
                                          --------------   -------------      -------------     -------------     ------------

Units Outstanding at December 31, 2002        4,289,147       1,117,952          2,204,925         4,921,272        3,427,830
                                          ==============   =============      =============     =============     ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                          First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL     Janus/JNL
                                           Technology        The Dow Target    The Dow Target    The S&P Target     Aggressive
                                         Sector Portfolio     10 Portfolio      5 Portfolio       10 Portfolio    Growth Portfolio
                                          --------------     -------------     -------------      -------------     ------------
OPERATIONS
   Net investment loss                       $ (239,316)       $ (784,739)      $  (115,716)      $   (408,060)     $ (3,274,638)
   Net realized loss on investments          (5,324,602)       (1,632,975)         (377,688)        (1,117,703)      (64,115,763)
   Net change in unrealized appreciation
      (depreciation) on investments          (3,289,757)       (4,873,956)         (843,291)        (5,441,660)      (27,297,694)
                                          --------------     -------------     -------------      -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (8,853,675)       (7,291,670)       (1,336,695)        (6,967,423)      (94,688,095)
                                          --------------     -------------     -------------      -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            3,261,648        34,214,013         2,145,465         24,578,954         6,778,661
   Value of units redeemed                     (836,483)       (3,851,122)         (454,649)        (1,479,776)      (22,057,072)
   Transfers between portfolios                 948,713        20,977,204           798,671          4,971,158       (55,061,698)
   Policyholder charges                         (62,209)         (149,689)          (16,414)           (60,236)         (892,999)
                                          --------------     -------------     -------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                 3,311,669        51,190,406         2,473,073         28,010,100       (71,233,108)
                                          --------------     -------------     -------------      -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        (5,542,006)       43,898,736         1,136,378         21,042,677      (165,921,203)

NET ASSETS BEGINNING OF PERIOD               20,046,363        36,897,383         6,910,390         20,183,865       334,492,587
                                          --------------     -------------     -------------      -------------     ------------

NET ASSETS END OF PERIOD                   $ 14,504,357      $ 80,796,119       $ 8,046,768       $ 41,226,542      $168,571,384
----------------------------------        ==============     =============     =============      =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        3,068,262         4,279,725           949,153          2,224,782        15,788,105

      Units Issued                            1,544,429         8,712,576           648,428          4,528,879         2,208,887
      Units Redeemed                         (1,042,635)       (2,430,535)         (332,623)        (1,114,404)       (6,540,676)
                                          --------------     -------------     -------------      -------------     ------------

Units Outstanding at December 31, 2002        3,570,056        10,561,766         1,264,958          5,639,257        11,456,316
                                          ==============     =============     =============      =============     ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                                                    JPMorgan/JNL      JPMorgan/JNL
                                            Janus/JNL         Janus/JNL          Janus/JNL           Enhanced        International
                                            Balanced           Capital            Global           S&P 500 Stock         Value
                                            Portfolio      Growth Portfolio   Equities Portfolio  Index Portfolio(b)  Portfolio(b)
                                          --------------     -------------     -------------       -------------     ------------

OPERATIONS
   Net investment loss                     $    502,398      $ (2,343,407)     $ (1,743,591)        $   (33,534)      $    8,540
   Net realized loss on investments          (1,524,309)     (141,217,124)      (32,535,630)            (80,101)           2,723
   Net change in unrealized appreciation
      (depreciation) on investments          (4,046,717)       76,268,393       (48,789,449)           (420,164)          (7,005)
                                          --------------     -------------     -------------       -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (5,068,628)      (67,292,138)      (83,068,670)           (533,799)           4,258
                                          --------------     -------------     -------------       -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            9,147,124         4,464,727         1,970,522           4,428,504          108,158
   Value of units redeemed                   (6,075,605)      (15,786,803)      (22,385,525)            (54,062)          (1,439)
   Transfers between portfolios               4,590,574       (38,301,963)      (51,934,760)          3,098,643          327,182
   Policyholder charges                        (226,102)         (681,369)         (791,010)               (156)              (7)
                                          --------------     -------------     -------------       -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                 7,435,991       (50,305,408)      (73,140,773)          7,472,929          433,894
                                          --------------     -------------     -------------       -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS         2,367,363      (117,597,546)     (156,209,443)          6,939,130          438,152

NET ASSETS BEGINNING OF PERIOD               55,449,814       239,280,138       330,637,503                   -                -
                                          --------------     -------------     -------------       -------------     ------------

NET ASSETS END OF PERIOD                   $ 57,817,177      $121,682,592      $174,428,060         $ 6,939,130       $  438,152
----------------------------------        ==============     =============     =============       =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001      6,024,474          15,905,057        16,824,375                   -                -

      Units Issued                          2,955,259          14,088,598           351,319           1,376,810           65,764
      Units Redeemed                       (2,156,736)        (18,434,899)       (4,826,315)           (268,631)          (9,299)
                                        --------------       -------------     -------------       -------------     ------------

Units Outstanding at December 31, 2002      6,822,997          11,558,756        12,349,379           1,108,179           56,465
                                        ==============       =============     =============       =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                             Mellon Capital     Mellon Capital     Mellon Capital
                                           Lazard/JNL       Lazard/JNL       Management/JNL     Management/JNL     Management/JNL
                                             Mid Cap        Small Cap         Bond Index        International      S&P 400 Mid Cap
                                         Value Portfolio  Value Portfolio    Portfolio (a)   Index Portfolio (a)  Index Portfolio(a)
                                          --------------   -------------     -------------       -------------       ------------
OPERATIONS
   Net investment loss                     $   (184,946)   $   (290,437)     $    335,061         $   147,925        $     5,063
   Net realized loss on investments          (1,568,149)     (2,133,625)           78,192             (67,550)          (207,705)
   Net change in unrealized appreciation
      (depreciation) on investments          (3,339,100)     (4,531,388)            4,489            (690,166)          (725,057)
                                          --------------   -------------     -------------       -------------       ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (5,092,195)     (6,955,450)          417,742            (609,791)          (927,699)
                                          --------------   -------------     -------------       -------------       ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           10,635,693      11,213,192        11,147,916           7,745,437         11,238,793
   Value of units redeemed                   (1,819,615)     (1,943,151)         (138,026)            (57,546)          (130,351)
   Transfers between portfolios              24,178,643      24,716,956         1,021,315           1,505,656          1,364,290
   Policyholder charges                         (67,219)        (64,739)           (3,192)             (1,764)            (3,799)
                                          --------------   -------------     -------------       -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                32,927,502      33,922,258        12,028,013           9,191,783         12,468,933
                                          --------------   -------------     -------------       -------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS        27,835,307      26,966,808        12,445,755           8,581,992         11,541,234

NET ASSETS BEGINNING OF PERIOD                1,209,672       1,847,588                 -                    -                  -
                                          --------------   -------------     -------------       -------------       ------------

NET ASSETS END OF PERIOD                   $ 29,044,979    $ 28,814,396      $ 12,445,755         $ 8,581,992        $ 11,541,234
----------------------------------        ==============   =============     =============       =============       ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001          108,342         161,699                 -                   -                  -

      Units Issued                            3,903,188       4,478,985         1,460,121           1,141,783          1,677,577
      Units Redeemed                         (1,094,940)     (1,549,812)         (291,713)           (139,737)          (336,286)
                                          --------------   -------------     -------------       -------------       ------------

Units Outstanding at December 31, 2002        2,916,590       3,090,872         1,168,408           1,002,046          1,341,291
                                          ==============   =============     =============       =============       ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                           Mellon Capital      Mellon Capital
                                           Management/JNL     Management/JNL   Oppenheimer/JNL                       PIMCO/JNL
                                              S&P 500           Small Cap       Global Growth    Oppenheimer/JNL    Total Return
                                         Index Portfolio(a)  Index Portfolio(a)   Portfolio      Growth Portfolio   Bond Portfolio
                                          --------------       -------------     -------------     -------------     ------------
OPERATIONS
   Net investment loss                     $   (125,307)         $    42,287      $   (237,095)      $   (83,040)     $  (758,975)
   Net realized loss on investments            (385,671)            (153,872)         (411,029)         (689,867)         176,989
   Net change in unrealized appreciation
      (depreciation) on investments          (1,436,149)            (769,266)       (4,095,221)       (1,134,489)       4,928,668
                                          --------------        -------------     -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (1,947,127)            (880,851)       (4,743,345)       (1,907,396)       4,346,682
                                          --------------        -------------     -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           19,992,792            8,581,900        10,890,114         2,965,496       42,599,724
   Value of units redeemed                     (242,749)             (95,737)         (956,282)         (370,091)      (4,580,616)
   Transfers between portfolios               3,750,772            2,029,387        10,575,312         2,036,721       59,385,728
   Policyholder charges                          (5,351)              (2,878)          (30,579)           (9,161)        (106,666)
                                          --------------        -------------     -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                23,495,464           10,512,672        20,478,565         4,622,965       97,298,170
                                          --------------        -------------     -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        21,548,337            9,631,821        15,735,220         2,715,569      101,644,852

NET ASSETS BEGINNING OF PERIOD                        -                    -         8,174,568         3,840,944        8,396,260
                                          --------------        -------------     -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $ 21,548,337          $ 9,631,821      $ 23,909,788       $ 6,556,513      $110,041,112
----------------------------------        ==============        =============     =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                -                    -           888,362           410,888          852,097

      Units Issued                            3,385,139            1,437,656         3,363,237         1,354,849       10,442,382
      Units Redeemed                           (669,361)            (237,633)         (853,369)         (813,114)      (1,704,101)
                                          --------------        -------------     -------------     -------------     ------------

Units Outstanding at December 31, 2002        2,715,778            1,200,023         3,398,230           952,623        9,590,378
                                          ==============        =============     =============     =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                           PPM America/    PPM America/      PPM America/     PPM America/
                                          JNL Balanced    JNL High Yield      JNL Money        JNL Value         Putnam/JNL
                                            Portfolio     Bond Portfolio   Market Portfolio   Portfolio (b)   Equity Portfolio
                                          --------------  -------------     -------------     -------------     ------------
OPERATIONS
   Net investment loss                     $  3,150,171   $  7,638,769      $   (470,967)       $     (938)    $ (2,592,186)
   Net realized loss on investments           6,586,697     (2,862,774)          541,149              (273)     (33,712,540)
   Net change in unrealized appreciation
      (depreciation) on investments         (18,444,991)    (4,321,900)         (541,149)            1,595      (21,605,921)
                                          --------------  -------------     -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (8,708,123)       454,095          (470,967)              384      (57,910,647)
                                          --------------  -------------     -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           22,602,019     11,387,377        63,629,526           175,531        3,635,186
   Value of units redeemed                  (22,112,096)   (13,340,833)      (35,111,788)           (4,870)     (18,499,916)
   Transfers between portfolios              10,369,666     (5,714,929)      (43,648,779)          355,369      (33,106,895)
   Policyholder charges                        (611,886)      (330,198)       (1,339,569)              (96)        (678,381)
                                          --------------  -------------     -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                10,247,703    (7,998,583)      (16,470,610)          525,934       (48,650,006)
                                          --------------  -------------     -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS         1,539,580     (7,544,488)      (16,941,577)          526,318     (106,560,653)

NET ASSETS BEGINNING OF PERIOD              196,863,070    124,814,710       142,100,427                 -      246,485,715
                                          --------------  -------------     -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $198,402,650   $117,270,222      $125,158,850         $ 526,318     $139,925,062
----------------------------------        ==============  =============     =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       12,006,624      9,894,551        11,642,090                 -       15,272,674

      Units Issued                            4,111,720      3,007,767        22,280,580            53,409        1,325,435
      Units Redeemed                         (3,670,208)    (3,692,431)      (23,626,357)           (5,264)      (5,031,901)
                                          --------------  -------------     -------------     -------------     ------------

Units Outstanding at December 31, 2002       12,448,136      9,209,887        10,296,313            48,145       11,566,208
                                          ==============  =============     =============     =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                           Putnam/JNL          Putnam/JNL     Putnam/JNL       S&P/JNL           S&P/JNL
                                           International         Midcap      Value Equity    Aggressive        Conservative
                                         Equity Portfolio   Growth Portfolio  Portfolio    Growth Portfolio I  Growth Portfolio I
                                          --------------      -------------  -------------    -------------     ------------
OPERATIONS
   Net investment loss                     $   (368,301)      $   (223,650)  $   (990,851)    $   (283,652)     $   946,727
   Net realized loss on investments         (10,807,928)        (2,912,298)   (10,882,307)      (8,646,154)      (6,063,437)
   Net change in unrealized appreciation
      (depreciation) on investments          (7,027,327)        (2,886,587)   (46,989,970)     (13,258,778)     (15,549,507)
                                          --------------      -------------  -------------    -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (18,203,556)        (6,022,535)   (58,863,128)     (22,188,584)     (20,666,217)
                                          --------------      -------------  -------------    -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            7,414,595          2,897,680      9,050,352       22,348,577       57,031,096
   Value of units redeemed                   (7,482,661)        (1,507,531)   (22,639,916)      (5,678,124)     (17,095,700)
   Transfers between portfolios              (2,552,741)          (296,757)   (24,643,748)      (4,997,022)      17,596,473
   Policyholder charges                        (203,243)           (56,688)      (723,583)        (294,795)        (446,959)
                                          --------------      -------------  -------------    -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                (2,824,050)         1,036,704    (38,956,895)      11,378,636       57,084,910
                                          --------------      -------------  -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS       (21,027,606)        (4,985,831)   (97,820,023)     (10,809,948)      36,418,693

NET ASSETS BEGINNING OF PERIOD               87,535,285         18,374,608    286,114,227      103,211,208      181,162,533
                                          --------------      -------------  -------------    -------------     ------------

NET ASSETS END OF PERIOD                   $ 66,507,679       $ 13,388,777   $188,294,204     $ 92,401,260      $217,581,226
----------------------------------        ==============      =============  =============    =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        7,491,852          2,595,175     17,424,974        9,114,048       16,280,656

      Units Issued                            4,403,985          1,529,287      2,321,918        3,726,337       10,293,785
      Units Redeemed                         (4,626,304)        (1,412,238)    (5,271,779)      (2,700,685)      (4,851,016)
                                          --------------      -------------  -------------    -------------     ------------

Units Outstanding at December 31, 2002        7,269,533          2,712,224     14,475,113       10,139,700       21,723,425
                                          ==============      =============  =============    =============     ============

(a)  Inception date October 29, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                            S&P/JNL Core   S&P/JNL Core      S&P/JNL Core       S&P/JNL Equity
                                             Index 100       Index 50          Index 75          Aggressive        S&P/JNL Equity
                                           Portfolio (a)   Portfolio (a)     Portfolio (a)    Growth Portfolio I Growth Portfolio I
                                          --------------   -------------     -------------       -------------      ------------
OPERATIONS
   Net investment loss                     $    (97,064)    $   (19,800)      $   (31,340)       $   (459,399)      $(1,537,279)
   Net realized loss on investments             (95,723)       (129,318)          (53,448)         (4,678,331)      (16,642,657)
   Net change in unrealized appreciation
      (depreciation) on investments            (694,696)       (262,608)         (300,447)         (4,700,202)      (16,295,002)
                                          --------------   -------------     -------------       -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (887,483)       (411,726)         (385,235)         (9,837,932)      (34,474,938)
                                          --------------   -------------     -------------       -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           13,185,943       2,599,602         4,231,659           6,491,014        16,586,013
   Value of units redeemed                     (132,019)        (18,377)         (106,301)         (2,139,348)       (8,709,603)
   Transfers between portfolios               2,009,270        (201,816)          723,720          (4,101,662)      (13,253,727)
   Policyholder charges                          (4,063)            (25)           (4,098)           (119,999)         (366,934)
                                          --------------   -------------     -------------       -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                15,059,131       2,379,384         4,844,980             130,005        (5,744,251)
                                          --------------   -------------     -------------       -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS        14,171,648       1,967,658         4,459,745          (9,707,927)      (40,219,189)

NET ASSETS BEGINNING OF PERIOD                        -               -                 -          39,809,007       139,585,635
                                          --------------   -------------     -------------       -------------      ------------

NET ASSETS END OF PERIOD                   $ 14,171,648     $ 1,967,658       $ 4,459,745        $ 30,101,080       $ 99,366,446
----------------------------------        ==============   =============     =============       =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                -               -                 -           3,673,207        13,111,901

      Units Issued                            2,071,435         393,435           644,396           1,087,338         3,512,698
      Units Redeemed                           (416,905)       (139,145)          (97,969)         (1,086,662)       (4,265,745)
                                          --------------   -------------     -------------       -------------      ------------

Units Outstanding at December 31, 2002        1,654,530         254,290           546,427           3,673,883        12,358,854
                                          ==============   =============     =============       =============      ============

(a)  Inception date October 29, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                                                     Salomon
                                                                                 Salomon           Brothers/JNL
                                             S&P/JNL             S&P/JNL         Brothers/       U.S. Government   T. Rowe Price/
                                             Moderate        Very Aggressive    JNL Global          & Quality      JNL Established
                                       Growth Portfolio I  Growth Portfolio I  Bond Portfolio     Bond Portfolio   Growth Portfolio
                                          --------------      -------------    -------------       -------------     ------------

OPERATIONS
   Net investment loss                     $   (193,786)      $   (648,230)    $  2,900,562        $  5,819,728      $ (3,473,537)
   Net realized loss on investments         (15,140,839)        (6,769,978)       1,350,096           6,997,463       (10,996,747)
   Net change in unrealized appreciation
      (depreciation) on investments         (31,774,467)        (6,615,574)        (147,423)          5,895,686       (65,234,434)
                                          --------------      -------------    -------------       -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (47,109,092)       (14,033,782)       4,103,235          18,712,877       (79,704,718)
                                          --------------      -------------    -------------       -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           88,511,688          5,772,011        6,098,401          30,556,976        14,533,152
   Value of units redeemed                  (22,568,167)        (3,151,400)      (6,402,024)        (22,284,153)      (26,248,468)
   Transfers between portfolios              10,817,491         (4,148,412)       2,968,256          58,026,540       (28,936,398)
   Policyholder charges                        (738,849)          (184,954)        (170,174)           (608,316)         (859,095)
                                          --------------      -------------    -------------       -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                76,022,163         (1,712,755)       2,494,459          65,691,047       (41,510,809)
                                          --------------      -------------    -------------       -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        28,913,071        (15,746,537)       6,597,694          84,403,924      (121,215,527)

NET ASSETS BEGINNING OF PERIOD              287,776,258         56,799,613       58,712,417         169,920,213       335,280,851
                                          --------------      -------------    -------------       -------------     ------------

NET ASSETS END OF PERIOD                   $316,689,329       $ 41,053,076     $ 65,310,111        $254,324,137      $214,065,324
----------------------------------        ==============      =============    =============       =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       25,408,121          5,032,066        4,061,701          12,725,492        15,958,653

      Units Issued                           15,246,707          1,098,764        1,314,747           9,678,893         3,069,787
      Units Redeemed                         (8,183,674)        (1,326,570)      (1,150,421)         (5,117,576)       (5,609,789)
                                          --------------      -------------    -------------       -------------     ------------

Units Outstanding at December 31, 2002       32,471,154          4,804,260        4,226,027          17,286,809        13,418,651
                                          ==============      =============    =============       =============     ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                              T. Rowe Price/        T. Rowe
                                               JNL Mid-Cap         Price/JNL
                                             Growth Portfolio   Value Portfolio
                                              --------------     -------------
OPERATIONS
   Net investment loss                         $ (3,420,148)     $ (1,216,660)
   Net realized loss on investments               1,994,292        (4,496,987)
   Net change in unrealized appreciation
      (depreciation) on investments             (66,313,469)      (13,703,669)
                                              --------------     -------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                              (67,739,325)      (19,417,316)
                                              --------------     -------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units               13,250,894        22,391,324
   Value of units redeemed                      (24,329,558)       (6,457,235)
   Transfers between portfolios                 (29,709,041)        6,398,341
   Policyholder charges                            (757,660)         (207,616)
                                              --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                   (41,545,365)       22,124,814
                                              --------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS          (109,284,690)        2,707,498

NET ASSETS BEGINNING OF PERIOD                  306,109,172        82,423,521
                                              --------------     -------------

NET ASSETS END OF PERIOD                       $196,824,482      $ 85,131,019
----------------------------------            ==============     =============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           13,895,878         7,358,673

      Units Issued                                2,849,976         5,528,523
      Units Redeemed                             (5,215,108)       (3,587,505)
                                              --------------      -------------

Units Outstanding at December 31, 2002           11,530,746         9,299,691
                                              ==============      =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                               AIM/               AIM/JNL            AIM/                              Alliance
                                          JNL Large Cap       Premier Equity     JNL Small Cap        Alger/JNL       Capital/JNL
                                         Growth Portfolio(a)  II Portfolio(a)  Growth Portfolio(a) Growth Portfolio Growth Portfolio
                                         --------------        -------------      -------------      -------------     ------------
OPERATIONS
   Net investment loss                    $       (502)        $     (1,126)      $     (1,857)      $ (4,448,404)     $  (329,292)
   Net realized loss on investments                  5                  455              3,518         (2,253,614)      (3,366,321)
   Net change in unrealized appreciation
      (depreciation) on investments              3,236               29,943             74,592        (42,923,954)      (1,565,392)
                                         --------------        -------------      -------------      -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                               2,739               29,272             76,253        (49,625,972)      (5,261,005)
                                         --------------        -------------      -------------      -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units             318,823              141,047            255,366         14,610,412        7,691,706
   Value of units redeemed                        (160)                (547)            (7,802)       (22,343,660)      (1,316,209)
   Transfers between portfolios                135,590              650,977           1,488,758        (15,489,477)      12,930,487
   Policyholder charges                             (6)                 (17)              (309)          (680,050)         (42,921)
                                         --------------        -------------      -------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                  454,247              791,460          1,736,013        (23,902,775)      19,263,063
                                         --------------        -------------      -------------      -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS          456,986              820,732          1,812,266        (73,528,747)      14,002,058

NET ASSETS BEGINNING OF PERIOD                       -                   -                   -        360,827,138        17,782,263
                                         --------------        -------------      -------------      -------------      ------------

NET ASSETS END OF PERIOD                  $    456,986          $   820,732        $ 1,812,266       $287,298,391       $ 31,784,321
----------------------------------       ==============        =============      =============      =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               -                    -                  -         16,136,216         2,233,453

      Units Issued                              41,843               75,774            169,427          3,066,171         4,291,617
      Units Redeemed                               (15)              (1,097)           (12,572)        (4,391,939)       (1,802,460)
                                         --------------        -------------      -------------      -------------      ------------

Units Outstanding at December 31, 2002          41,828               74,677            156,855         14,810,448         4,722,610
                                         ==============        =============      =============      =============      ============

(a)  Inception date October 29, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                 Eagle/JNL      First Trust/JNL   First Trust/JNL    First Trust/JNL
                                          Eagle/JNL Core          SmallCap       Communications       Energy        Financial Sector
                                         Equity Portfolio     Equity Portfolio  Sector Portfolio  Sector Portfolio      Portfolio
                                          --------------       -------------     -------------     -------------      ------------
OPERATIONS
   Net investment loss                     $   (689,500)       $ (1,090,561)     $   (151,706)      $   (87,334)      $  (179,117)
   Net realized loss on investments             778,777             171,427        (2,038,985)          (46,110)           67,139
   Net change in unrealized appreciation
      (depreciation) on investments         (10,010,660)          6,921,575        (5,127,898)       (1,811,456)       (1,456,586)
                                          --------------       -------------     -------------     -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (9,921,383)          6,002,441        (7,318,589)       (1,944,900)       (1,568,564)
                                          --------------       -------------     -------------     -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            5,083,888           7,111,289         3,394,966         3,574,381         6,118,264
   Value of units redeemed                   (5,927,455)         (5,810,190)         (381,521)         (251,400)         (424,957)
   Transfers between portfolios              (2,102,246)          9,783,905         2,293,708           874,654           522,823
   Policyholder charges                        (178,868)           (181,917)          (22,709)          (11,277)          (16,956)
                                          --------------       -------------     -------------     -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                (3,124,681)         10,903,087         5,284,444         4,186,358         6,199,174
                                          --------------       -------------     -------------     -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS       (13,046,064)         16,905,528        (2,034,145)        2,241,458         4,630,610

NET ASSETS BEGINNING OF PERIOD               86,430,053          67,663,605        12,498,234         5,227,191        11,279,997
                                          --------------       -------------     -------------     -------------      ------------

NET ASSETS END OF PERIOD                   $ 73,383,989        $ 84,569,133      $ 10,464,089       $ 7,468,649       $15,910,607
----------------------------------        ==============       =============     =============     =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        4,549,021           4,810,070         1,158,100           357,749         1,008,606

      Units Issued                            1,558,772           2,556,071         1,058,729           593,752         1,064,324
      Units Redeemed                         (1,755,220)         (1,863,840)         (358,025)         (251,913)         (439,775)
                                          --------------       -------------     -------------     -------------      ------------

Units Outstanding at December 31, 2002        4,352,573           5,502,301         1,858,804           699,588         1,633,155
                                          ==============       =============     =============     =============      ============

(a)  Inception date October 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                               First Trust/JNL
                                         First Trust/JNL  First Trust/JNL     Pharmaceutical/  First Trust/JNL  First Trust/JNL
                                          Global Target    Leading Brands       Healthcare       Target 25      Target Small-Cap
                                          15 Portfolio    Sector Portfolio   Sector Portfolio     Portfolio         Portfolio
                                         --------------     -------------      -------------    -------------     ------------
OPERATIONS
   Net investment loss                     $   (79,573)      $   (76,195)      $   (276,649)    $    (70,338)     $  (128,617)
   Net realized loss on investments             60,097           (14,472)           368,285           34,604           74,797
   Net change in unrealized appreciation
      (depreciation) on investments             (9,397)         (228,632)        (1,551,041)         607,054          (29,784)
                                         --------------     -------------      -------------    -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (28,873)         (319,299)        (1,459,405)         571,320          (83,604)
                                         --------------     -------------      -------------    -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           2,605,700         2,989,564          8,268,395        2,955,347        5,143,393
   Value of units redeemed                    (227,786)         (192,682)          (601,498)        (136,127)        (265,557)
   Transfers between portfolios                695,451         1,238,407            854,164        1,449,537        1,936,585
   Policyholder charges                         (8,134)           (8,983)           (31,050)          (2,899)         (14,512)
                                         --------------     -------------      -------------    -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                3,065,231         4,026,306          8,490,011        4,265,858        6,799,909
                                         --------------     -------------      -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        3,036,358         3,707,007          7,030,606        4,837,178        6,716,305

NET ASSETS BEGINNING OF PERIOD               5,038,680         4,301,721         17,461,634        3,569,048        7,728,252
                                         --------------     -------------      -------------    -------------     ------------

NET ASSETS END OF PERIOD                   $ 8,075,038       $ 8,008,728       $ 24,492,240      $ 8,406,226      $14,444,557
----------------------------------       ==============     =============      =============    =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001         588,686           426,052          1,311,066          458,998          521,580

      Units Issued                             582,028           600,694          1,141,253          650,205          653,564
      Units Redeemed                          (210,924)         (147,819)          (439,433)        (153,697)        (132,380)
                                         --------------     -------------      -------------    -------------     ------------

Units Outstanding at December 31, 2002         959,790           878,927          2,012,886          955,506        1,042,764
                                         ==============     =============      =============    =============     ============


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                          First Trust/JNL  First Trust/JNL     First Trust/JNL     First Trust/JNL     Janus/JNL
                                           Technology      The Dow Target      The Dow Target      The S&P Target     Aggressive
                                         Sector Portfolio   10 Portfolio        5 Portfolio         10 Portfolio    Growth Portfolio
                                         --------------     -------------      -------------        -------------    -------------
OPERATIONS
   Net investment loss                    $   (241,351)     $   (382,077)       $   (77,917)        $   (261,325)    $  (5,516,034)
   Net realized loss on investments         (2,906,489)          249,808            (39,213)              15,101       (20,606,099)
   Net change in unrealized appreciation
      (depreciation) on investments         (6,922,168)       (1,215,462)          (174,101)          (4,632,075)     (140,990,870)
                                         --------------     -------------      -------------        -------------    -------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (10,070,008)       (1,347,731)          (291,231)          (4,878,299)     (167,113,003)
                                         --------------     -------------      -------------        -------------    -------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           6,814,264         7,797,901          2,091,282            6,510,756        17,204,478
   Value of units redeemed                    (503,633)       (1,909,859)          (202,944)            (743,998)      (28,212,362)
   Transfers between portfolios              3,761,389        11,350,059            282,365              357,286       (28,364,660)
   Policyholder charges                        (32,672)          (56,062)            (9,558)             (28,542)         (978,768)
                                         --------------     -------------      -------------        -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               10,039,348        17,182,039          2,161,145            6,095,502       (40,351,312)
                                         --------------     -------------      -------------        -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS          (30,660)       15,834,308          1,869,914            1,217,203      (207,464,315)

NET ASSETS BEGINNING OF PERIOD              20,077,023        21,063,075          5,040,476           18,966,662       541,956,902
                                         --------------     -------------      -------------        -------------    -------------

NET ASSETS END OF PERIOD                  $ 20,046,363      $ 36,897,383        $ 6,910,390         $ 20,183,865     $ 334,492,587
----------------------------------       ==============     =============      =============        =============    =============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       1,683,181         2,340,312            663,267            1,617,989        17,580,395

      Units Issued                           1,850,101         3,151,622            519,882            1,107,419         3,451,822
      Units Redeemed                          (465,020)       (1,212,209)          (233,996)            (500,626)       (5,244,112)
                                         --------------     -------------      -------------        -------------    -------------

Units Outstanding at December 31, 2002       3,068,262         4,279,725            949,153            2,224,782        15,788,105
                                         ==============     =============      =============        =============    =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                           Janus/JNL       Janus/JNL          Janus/JNL          Lazard/JNL          Lazard/JNL
                                           Balanced         Capital            Global              Mid Cap            Small Cap
                                           Portfolio    Growth Portfolio  Equities Portfolio  Value Portfolio(a)  Value Portfolio(a)
                                         --------------  -------------      -------------       -------------       ------------
OPERATIONS
   Net investment loss                    $    622,574    $(4,259,698)      $    227,934         $     4,072        $       (227)
   Net realized loss on investments           (494,582)   (52,638,773)        (6,973,579)            116,409             125,360
   Net change in unrealized appreciation
      (depreciation) on investments         (2,330,136)  (124,290,871)      (118,839,639)            (69,435)              7,325
                                         --------------  -------------      -------------       -------------        ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (2,202,144)  (181,189,342)      (125,585,284)             51,046             132,458
                                         --------------  -------------      -------------       -------------        ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          11,781,850     15,368,842          4,050,150             188,556             135,367
   Value of units redeemed                  (3,954,533)   (23,253,077)       (26,765,997)             (3,616)             (3,173)
   Transfers between portfolios             25,977,191    (15,745,967)       (47,845,264)            973,728           1,583,013
   Policyholder charges                       (116,355)      (816,185)          (812,872)                (42)                (77)
                                         --------------  -------------      -------------       -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               33,688,153    (24,446,387)       (71,373,983)          1,158,626           1,715,130
                                         --------------  -------------      -------------       -------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS       31,486,009   (205,635,729)      (196,959,267)          1,209,672           1,847,588

NET ASSETS BEGINNING OF PERIOD              23,963,805    444,915,867        527,596,770                  -                   -
                                         --------------  -------------      -------------       -------------        ------------

NET ASSETS END OF PERIOD                  $ 55,449,814   $239,280,138       $330,637,503         $ 1,209,672         $ 1,847,588
----------------------------------       ==============  =============      =============       =============        ============

(1) CONTRACT UNIT TRANSACTIONS               2,453,090     17,431,473         20,248,887                   -                   -
Units Outstanding at December 31, 2001
                                             4,614,455      4,371,974          1,351,820             116,103             257,349
      Units Issued                          (1,043,071)    (5,898,390)        (4,776,332)             (7,761)            (95,650)
      Units Redeemed                     --------------  -------------      -------------       -------------        ------------

                                             6,024,474     15,905,057         16,824,375             108,342             161,699
Units Outstanding at December 31, 2002   ==============  =============      =============       =============        ============

(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                        Oppenheimer/JNL                         PIMCO/JNL        PPM America/    PPM America/
                                         Global Growth     Oppenheimer/JNL      Total Return      JNL Balanced  JNL High Yield
                                         Portfolio (a)   Growth Portfolio(a)  Bond Portfolio(b)    Portfolio    Bond Portfolio
                                        --------------     -------------        -------------    -------------   ------------
OPERATIONS
   Net investment loss                    $    (31,488)     $    (10,008)        $    188,487    $   3,468,457    $ 9,127,380
   Net realized loss on investments            (20,552)           (5,064)             243,745        6,659,053        673,887
   Net change in unrealized appreciation
      (depreciation) on investments            252,548            76,550             (531,700)       4,009,478     (5,444,179)
                                        --------------     -------------        -------------    -------------   ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            200,508            61,478              (99,468)      14,136,988      4,357,088
                                        --------------     -------------        -------------    -------------   ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          3,083,973         1,361,004              683,499       10,166,174      7,550,105
   Value of units redeemed                   (119,813)          (40,647)             (85,129)     (16,113,497)   (11,971,947)
   Transfers between portfolios             5,014,258         2,460,428            7,897,570       38,082,985     14,723,116
   Policyholder charges                        (4,358)           (1,319)                (212)        (401,648)      (323,670)
                                        --------------     -------------        -------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               7,974,060         3,779,466            8,495,728       31,734,014      9,977,604
                                        --------------     -------------        -------------    -------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS       8,174,568         3,840,944            8,396,260       45,871,002     14,334,692

NET ASSETS BEGINNING OF PERIOD                      -                 -                    -      150,992,068    110,480,018
                                        --------------     -------------        -------------    -------------   ------------

NET ASSETS END OF PERIOD                  $ 8,174,568       $ 3,840,944          $ 8,396,260     $196,863,070    $124,814,710
----------------------------------      ==============     =============        =============    =============   ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               -                 -                    -       10,032,286      9,117,909

      Units Issued                          1,127,755           428,765              860,787        4,312,876      3,688,727
      Units Redeemed                         (239,393)          (17,877)              (8,690)      (2,338,538)    (2,912,085)
                                        --------------     -------------        -------------    -------------   ------------

Units Outstanding at December 31, 2002        888,362           410,888              852,097       12,006,624      9,894,551
                                        ==============     =============        =============    =============   ============


(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                          PPM America/                           Putnam/JNL          Putnam/JNL      Putnam/JNL
                                           JNL Money         Putnam/JNL         International         Midcap        Value Equity
                                        Market Portfolio  Equity Portfolio    Equity Portfolio   Growth Portfolio    Portfolio
                                         --------------    -------------        -------------      -------------    ------------
OPERATIONS
   Net investment loss                     $ 2,712,902      $(4,051,533)          $ (699,105)        $ (210,466)    $ (1,599,508)
   Net realized loss on investments          2,183,264      (12,899,150)          (4,490,377)        (1,467,413)       2,678,419
   Net change in unrealized appreciation
      (depreciation) on investments         (2,183,264)     (78,823,848)         (18,940,126)        (2,935,390)     (27,519,532)
                                         --------------    -------------        -------------      -------------    ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           2,712,902      (95,774,531)         (24,129,608)        (4,613,269)     (26,440,621)
                                         --------------    -------------        -------------      -------------    ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          41,010,877       10,818,819            9,185,542          5,821,978       15,911,441
   Value of units redeemed                 (36,407,995)     (22,535,774)          (6,844,467)          (971,524)     (24,697,220)
   Transfers between portfolios             34,065,940      (11,751,712)             139,857            100,850       (5,034,638)
   Policyholder charges                     (1,314,770)        (738,047)            (180,630)           (18,163)        (676,933)
                                         --------------    -------------        -------------      -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               37,354,052      (24,206,714)           2,300,302          4,933,141      (14,497,350)
                                         --------------    -------------        -------------      -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS       40,066,954     (119,981,245)         (21,829,306)           319,872      (40,937,971)

NET ASSETS BEGINNING OF PERIOD             102,033,473      366,466,960          109,364,591         18,054,736      327,052,198
                                         --------------    -------------        -------------      -------------    ------------

NET ASSETS END OF PERIOD                  $142,100,427     $246,485,715         $ 87,535,285       $ 18,374,608     $286,114,227
----------------------------------       ==============    =============        =============      =============    ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       8,517,299       16,776,830            7,353,097          1,840,603       18,374,087

      Units Issued                          17,798,466        2,369,850            4,119,019          2,183,530        3,839,810
      Units Redeemed                       (14,673,675)      (3,874,006)          (3,980,264)        (1,428,958)      (4,788,923)
                                         --------------    -------------        -------------      -------------    ------------

Units Outstanding at December 31, 2002      11,642,090       15,272,674            7,491,852          2,595,175       17,424,974
                                         ==============    =============        =============      =============    ============



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                               S&P/JNL              S&P/JNL           S&P/JNL Equity
                                             Aggressive           Conservative          Aggressive        S&P/JNL Equity
                                           Growth Portfolio I   Growth Portfolio I   Growth Portfolio I  Growth Portfolio I
                                           ----------------     ---------------      ---------------     ---------------
OPERATIONS
   Net investment loss                       $   1,832,003       $   3,298,249       $      592,111       $   1,400,209
   Net realized loss on investments              3,383,441           5,176,798            1,678,783           3,220,173
   Net change in unrealized appreciation
      (depreciation) on investments            (17,176,751)        (17,702,781)          (9,158,687)        (28,512,250)
                                           ----------------     ---------------      ---------------     ---------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (11,961,307)         (9,227,734)          (6,887,793)        (23,891,868)
                                           ----------------     ---------------      ---------------     ---------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units              17,389,782          22,695,545            6,223,272          16,007,116
   Value of units redeemed                      (5,211,055)        (11,975,908)          (2,105,550)         (6,869,407)
   Transfers between portfolios                 12,419,696          43,151,991            3,595,430          22,956,766
   Policyholder charges                           (189,765)           (320,642)            (110,046)           (262,020)
                                           ----------------     ---------------      ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                   24,408,658          53,550,986            7,603,106          31,832,455
                                           ----------------     ---------------      ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           12,447,351          44,323,252              715,313           7,940,587

NET ASSETS BEGINNING OF PERIOD                  90,763,857         136,839,281           39,093,694         131,645,048
                                           ----------------     ---------------      ---------------     ---------------

NET ASSETS END OF PERIOD                     $ 103,211,208       $ 181,162,533       $   39,809,007       $ 139,585,635
----------------------------------         ================     ===============      ===============     ===============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           7,064,128          11,548,615            3,066,578          10,443,838

      Units Issued                               3,813,612           7,373,317            1,372,207           5,567,033
      Units Redeemed                            (1,763,692)         (2,641,276)            (765,578)         (2,898,970)
                                           ----------------     ---------------      ---------------     ---------------

Units Outstanding at December 31, 2002           9,114,048          16,280,656            3,673,207          13,111,901
                                           ================     ===============      ===============     ===============



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                    S&P/JNL
                                                    Moderate
                                                Growth Portfolio I
                                                ----------------

OPERATIONS
   Net investment loss                            $   4,448,401
   Net realized loss on investments                   7,625,279
   Net change in unrealized appreciation
      (depreciation) on investments                 (34,302,297)
                                                ----------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                  (22,228,617)
                                                ----------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units                   41,244,486
   Value of units redeemed                          (17,592,531)
   Transfers between portfolios                      68,987,368
   Policyholder charges                                (533,354)
                                                ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                        92,105,969
                                                ----------------

NET INCREASE (DECREASE) IN NET ASSETS                69,877,352

NET ASSETS BEGINNING OF PERIOD                      217,898,906
                                                ----------------

NET ASSETS END OF PERIOD                          $ 287,776,258
----------------------------------              ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               17,565,944

      Units Issued                                   11,516,897
      Units Redeemed                                 (3,674,720)
                                                ----------------

Units Outstanding at December 31, 2002               25,408,121
                                                ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                                 Salomon
                                                                 Salomon       Brothers/JNL
                                               S&P/JNL          Brothers/    U.S. Government     T. Rowe Price/       T. Rowe Price/
                                           Very Aggressive     JNL Global       & Quality       JNL Established        JNL Mid-Cap
                                          Growth Portfolio I  Bond Portfolio  Bond Portfolio    Growth Portfolio    Growth Portfolio
                                            -------------      ------------   --------------     --------------      ---------------
OPERATIONS
   Net investment loss                      $    653,882      $ 2,643,501      $   5,191,848      $  (4,868,869)     $  (4,216,363)
   Net realized loss on investments            2,483,026        2,080,251          5,262,736          6,922,193         16,042,559
   Net change in unrealized appreciation
      (depreciation) on investments          (12,275,381)      (1,698,378)        (4,345,216)       (50,548,739)       (24,411,948)
                                            -------------     ------------     --------------     --------------     --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            (9,138,473)       3,025,374          6,109,368        (48,495,415)       (12,585,752)
                                            -------------     ------------     --------------     --------------     --------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units             6,525,638        3,545,063         14,076,243         15,193,838         13,597,618
   Value of units redeemed                    (3,027,141)      (5,634,671)       (13,559,805)       (27,218,789)       (23,919,005)
   Transfers between portfolios                5,763,571        1,373,303         59,031,388           (106,914)       (13,585,756)
   Policyholder charges                         (147,431)        (138,175)          (370,115)          (782,923)          (669,114)
                                            -------------     ------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                  9,114,637         (854,480)        59,177,711        (12,914,788)       (24,576,257)
                                            -------------     ------------     --------------     --------------     --------------

NET INCREASE (DECREASE) IN NET ASSETS            (23,836)       2,170,894         65,287,079        (61,410,203)       (37,162,009)

NET ASSETS BEGINNING OF PERIOD                56,823,449       56,541,523        104,633,134        396,691,054        343,271,181
                                            -------------     ------------     --------------     --------------     --------------

NET ASSETS END OF PERIOD                    $ 56,799,613      $58,712,417      $ 169,920,213      $ 335,280,851      $ 306,109,172
----------------------------------          =============     ============     ==============     ==============     ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001         4,279,446        4,116,938          8,258,157         16,685,946         15,106,446

      Units Issued                             1,709,459        1,164,456          8,221,505          3,546,919          3,552,295
      Units Redeemed                            (956,839)      (1,219,693)        (3,754,170)        (4,274,212)        (4,762,863)
                                            -------------     ------------     --------------     --------------     --------------

Units Outstanding at December 31, 2002         5,032,066        4,061,701         12,725,492         15,958,653         13,895,878
                                            =============     ============     ==============     ==============     ==============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                T. Rowe
                                               Price/JNL
                                            Value Portfolio
                                           ------------------
OPERATIONS
   Net investment loss                      $       (169,449)
   Net realized loss on investments                 (900,697)
   Net change in unrealized appreciation
      (depreciation) on investments                 (614,338)
                                           ------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (1,684,484)
                                           ------------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units                12,806,481
   Value of units redeemed                        (4,018,256)
   Transfers between portfolios                   59,850,830
   Policyholder charges                              (97,929)
                                           ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                     68,541,126
                                           ------------------

NET INCREASE (DECREASE) IN NET ASSETS             66,856,642

NET ASSETS BEGINNING OF PERIOD                    15,566,879
                                           ------------------

NET ASSETS END OF PERIOD                    $     82,423,521
----------------------------------         ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001              1,379,388

      Units Issued                                  7,905,824
      Units Redeemed                               (1,926,539)
                                            ------------------

Units Outstanding at December 31, 2002              7,358,673
                                            ==================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty-seven (57) Portfolios, each of which invests in the following mutual funds:

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
---------------------------------------------------------------------------------------------------

AIM/JNL Large Cap Growth Fund                                 PPM America/JNL Balanced Fund
AIM/JNL Small Cap Growth Fund                                 PPM America/JNL High Yield Bond Fund
AIM/JNL Premier Equity II Fund                                PPM America/JNL Money Market Fund
Alger/JNL Growth Fund                                         PPM America/JNL Value Fund
Alliance Capital/JNL Growth Fund                              Putnam/JNL Equity Fund
Eagle/JNL Core Equity Fund                                    Putnam/JNL International Equity Fund
Eagle/JNL SmallCap Equity Fund                                Putnam/JNL Midcap Growth Fund
Janus/JNL Aggressive Growth Fund                              Putnam/JNL Value Equity Fund
Janus/JNL Balanced Fund                                       S&P/JNL Aggressive Growth Fund I
Janus/JNL Capital Growth Fund                                 S&P/JNL Conservative Growth Fund I
Janus/JNL Global Equities Fund                                S&P/JNL Core Index 100 Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                S&P/JNL Core Index 50 Fund
JPMorgan/JNL International Value Fund                         S&P/JNL Core Index 75 Fund
Lazard/JNL Mid Cap Value Fund                                 S&P/JNL Equity Aggressive Fund I
Lazard/JNL Small Cap Value Fund                               S&P/JNL Equity Growth Fund I
Mellon Capital Management/JNL Bond Index Fund                 S&P/JNL Moderate Growth Fund I
Mellon Capital Management/JNL International Index Fund        S&P/JNL Very Aggressive Growth Fund I
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund      Salomon Brothers/JNL Global Bond Fund
Mellon Capital Management/JNL S&P 500 Index Fund              Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Mellon Capital Management/JNL Small Cap Index Fund            T. Rowe Price/JNL Established Growth Fund
Oppenheimer/JNL Global Growth Fund                            T. Rowe Price/JNL Mid-Cap Growth Fund
Oppenheimer/JNL Growth Fund                                   T. Rowe Price/JNL Value Fund
PIMCO/JNL Total Return Bond Fund

---------------------------------------------------------------
                    JNL VARIABLE FUND LLC
---------------------------------------------------------------

First Trust/JNL Communications Sector Fund
First Trust/JNL Energy Sector Fund
First Trust/JNL Financial Sector Fund
First Trust/JNL Global Target 15 Fund
First Trust/JNL Leading Brands Sector Fund
First Trust/JNL Pharmaceutical/Healthcare Sector Fund
First Trust/JNL Target 25 Fund
First Trust/JNL Target Small-Cap Fund
First Trust/JNL Technology Sector Fund
First Trust/JNL The Dow Target 10 Fund
First Trust/JNL The Dow Target 5 Fund
First Trust/JNL The S&P Target 10 Fund


Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the funds and receives a fee for its services from each of the funds.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $2,374,563.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2002, transfer fee charges were assessed in the amount of $56,842.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the year ended December 31, 2002, surrender charges were assessed in the amount of $11,053,620.

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select this benefit option, Jackson National makes an additional deduction at an annual rate of 0.22% of the average daily net asset value of your allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit.

     EARNINGS PROTECTION BENEFIT CHARGE. If you select this benefit option, Jackson National will make an additional deduction that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit, Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Optional Benefit Charges (continued)
------------------------------------

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

For the year ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------

                                                                   PROCEEDS
                                                   PURCHASES      FROM SALES
                                                   ---------      ----------
AIM/JNL Large Cap Growth                           $10,443,227    $ 3,419,867
AIM/JNL Premier Equity II                            8,079,439      2,838,950
AIM/JNL Small Cap Growth                            18,159,029      5,419,570
Alger/JNL Growth                                    25,410,914     83,285,931
Alliance Capital/JNL Growth                         22,805,724     17,945,720
Eagle/JNL Core Equity                               19,875,516     21,785,566
Eagle/JNL SmallCap Equity                           58,244,124     61,021,528
Janus/JNL Aggressive Growth                         38,736,972    113,244,718
Janus/JNL Balanced                                  27,599,832     19,661,443
Janus/JNL Capital Growth                           148,172,012    200,820,827
Janus/JNL Global Equities                            7,605,735     82,490,099
JPMorgan/JNL Enhanced S&P 500 Stock Index            9,448,657      2,009,262
JPMorgan/JNL International Value                       536,888         94,454
Lazard/JNL Mid Cap Value                            44,030,002     11,226,129
Lazard/JNL Small Cap Value                          49,553,610     15,810,693
Mellon Capital Management/JNL Bond Index            15,453,039      3,065,997


                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES
                                                   ---------       ----------
PPM America/JNL Balanced                            $77,521,291    $61,654,598
PPM America/JNL High Yield Bond                      47,294,052     47,653,866
PPM America/JNL Money Market                        258,768,195    275,709,772
PPM America/JNL Value                                   582,678         57,682
Putnam/JNL Equity                                    18,299,914     69,542,106
Putnam/JNL International Equity                      45,095,051     48,287,402
Putnam/JNL Midcap Growth                              9,193,891      8,380,837
Putnam/JNL Value Equity                              37,664,245     77,611,991
S&P/JNL Aggressive Growth I                          38,987,233     27,892,249
S&P/JNL Conservative Growth I                       110,829,258     52,797,621
S&P/JNL Core Index 100                               19,028,919      4,066,852
S&P/JNL Core Index 50                                 3,575,796      1,216,212
S&P/JNL Core Index 75                                 5,681,029        867,389
S&P/JNL Equity Aggressive I                          10,305,362     10,634,756
S&P/JNL Equity Growth I                              32,561,607     39,843,137
S&P/JNL Moderate Growth I                           163,645,687     87,817,310

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
--------------------------------------------------------------------------------

                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
                                                              ---------     ----------
Mellon Capital Management/JNL International Index            10,699,480      1,359,772
Mellon Capital Management/JNL S&P 400 Mid Cap Index          15,653,306      3,179,310
Mellon Capital Management/JNL S&P 500 Index                  29,192,489      5,822,332
Mellon Capital Management/JNL Small Cap Index                12,726,782      2,171,823
Oppenheimer/JNL Global Growth                                27,592,866      7,351,396
Oppenheimer/JNL Growth                                       10,884,616      6,344,691
PIMCO/JNL Total Return Bond                                 116,328,339     19,780,678


                                                                             PROCEEDS
                                                             PURCHASES      FROM SALES
                                                              ---------      ----------
S&P/JNL Very Aggressive Growth I                             11,001,057     13,362,042
Salomon Brothers/JNL Global Bond                             23,189,656     17,794,635
Salomon Brothers/JNL U.S. Government & Quality Bond         148,310,966     74,025,746
T. Rowe Price/JNL Established Growth                         56,449,711    101,434,057
T. Rowe Price/JNL Mid-Cap Growth                             55,390,867    100,356,380
T. Rowe Price/JNL Value                                      57,203,369     36,121,760



--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

                                                                      PROCEEDS
                                                      PURCHASES      FROM SALES
                                                      ---------      ----------
First Trust/JNL Communications Sector                $ 3,922,635    $ 3,201,339
First Trust/JNL Energy Sector                          3,781,269      3,481,494
First Trust/JNL Financial Sector                       6,306,206      5,431,112
First Trust/JNL Global Target 15                      29,874,976      4,545,884
First Trust/JNL Leading Brands Sector                  4,471,300      2,345,214
First Trust/JNL Pharmaceutical/Healthcare Sector       8,275,583      6,118,155


                                                                      PROCEEDS
                                                      PURCHASES      FROM SALES
                                                      ---------      ----------
First Trust/JNL Target 25                            $39,127,868    $ 7,060,512
First Trust/JNL Target Small-Cap                      35,768,856      7,397,466
First Trust/JNL Technology Sector                      8,143,307      5,070,954
First Trust/JNL The Dow Target 10                     70,154,645     19,748,978
First Trust/JNL The Dow Target 5                       4,550,680      2,193,323
First Trust/JNL The S&P Target 10                     37,603,860     10,001,820

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                   AIM/                AIM/                AIM/                             Alliance
               JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL       Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio
               --------------      --------------     ---------------   --------------    --------------    --------------
M&E CLASS
   1.150            $ 4,426           $ 3,161           $ 5,695            $ 7,916           $ 5,409           $ 10,125
   1.250                  -                 -               685                663                 -                  -
   1.300              3,482             2,060             3,208              3,288             2,671              5,062
   1.400              1,523               983             2,228              3,493             3,287              4,189
   1.450                558               487             2,356              1,024               744              1,153
   1.500                  -                 -                 -                  -                 -                  -
   1.545                 31                 -               152                 76               295                284
   1.560                  -                 -                 -                  -                 -                 11
   1.570                 70               216               816                457               583                224
   1.575                  2                 -               185                  6                 1                 25
   1.600                306               610               813                777             2,996                932
   1.650                298                68                38                355                99                507
   1.695                 32                 -                18                 20                 -                 72
   1.700                294               395               126              1,517               389              1,026
   1.710              4,460             2,501             6,216              3,514             6,662              8,574
   1.720                707               343               637                898               278                813
   1.725                 81                 -                 3                 99                 1                 12
   1.750                240                44                15                 45               524                  3
   1.795                  -                 -                42                 12                 -                 16
   1.800              1,900             1,294                94                253               196                150
   1.820                 96                12               133                238                 -                  1
   1.825                 28                 -                23                  6                 -                  -
   1.845                236               380               519                772                 -                960
   1.850                  8                 -                54                 12                 -                 84
   1.860              2,268               642             3,290              2,723             4,274              3,056
   1.870                143                78               375                419               152                428
   1.900                218               553               133                156                 5                152
   1.950                  5                 -                 -                  -                 -                  -
   1.960              1,534               282             1,314              1,904               770              2,224
   1.970                231                 1                87                133                99                 18
   1.995                 31                68                61                548               104                900
   2.000                  -                24               307                572                 -              1,108
   2.010                282                 -                64                 59                29                  -
   2.020                 71                 -                 -                  8                 -                  -
   2.095                384               114               109                260               197                907
   2.100                 71                 -                 -                 23                 -                 76
   2.120                  -                 -                 -                 68                 -                126
   2.145                  -                 -                38                  -                 -                  -
   2.150                  -                 -                 -                  -                 -                  -
   2.160                276               201                86                656               132                397
   2.170                  -                95                21                  -                28                 15
   2.200                  -                 -                 -                  -                 -                  -
   2.260                188               300               111                134               454              1,816
   2.270                  1                45                 1                  1                45                  -


               Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL
                SmallCap      Communications         Energy       Financial Sector  Global Target    Leading Brands
            Equity Portfolio  Sector Portfolio  Sector Portfolio    Portfolio       15 Portfolio     Sector Portfolio
            ---------------   ---------------    -------------     -------------    --------------   ---------------
M&E CLASS
   1.150        $ 5,788               $ -             $ -               $ -             $ 14,334            $ -
   1.250              -                 -               -                 -                    -              -
   1.300          4,131                 -               -                 -                6,273              -
   1.400          3,616                 -               -                 -                2,208              -
   1.450            529                 -               -                 -                1,523              -
   1.500              -                 -               -                 -                  593              -
   1.545            362                 -               -                 -                  583              -
   1.560              6                 -               -                 -                    -              -
   1.570            355                 -               -                 -                  385              -
   1.575              1                 -               -                 -                    -              -
   1.600          1,786                 -               -                 -                  676              -
   1.650            311                 -               -                 -                3,031              -
   1.695            112                 -               -                 -                  226              -
   1.700            822                 -               -                 -                  352              -
   1.710          5,776                 -               -                 -               20,530              -
   1.720            494                 -               -                 -                  520              -
   1.725             59                 -               -                 -                    -              -
   1.750            320                 -               -                 -                   75              -
   1.795              -                 -               -                 -                    -              -
   1.800            103                 -               -                 -                  977              -
   1.820              1                 -               -                 -                   12              -
   1.825              -                 -               -                 -                    -              -
   1.845             38                 -               -                 -                1,331              -
   1.850              3                 -               -                 -                    -              -
   1.860          2,496                 -               -                 -               10,447              -
   1.870            246                 -               -                 -                    -              -
   1.900             75                 -               -                 -                4,364              -
   1.950             33                 -               -                 -                    -              -
   1.960          1,162                 -               -                 -                3,779              -
   1.970            112                 -               -                 -                   13              -
   1.995             73                 -               -                 -                   74              -
   2.000            105                 -               -                 -                    -              -
   2.010            763                 -               -                 -                  255              -
   2.020             28                 -               -                 -                    -              -
   2.095            327                 -               -                 -                    8              -
   2.100             11                 -               -                 -                    -              -
   2.120             27                 -               -                 -                    -              -
   2.145              5                 -               -                 -                    3              -
   2.150              -                 -               -                 -                    -              -
   2.160            135                 -               -                 -                  388              -
   2.170              2                 -               -                 -                    -              -
   2.200              -                 -               -                 -                   53              -
   2.260          1,284                 -               -                 -                  695              -
   2.270              1                 -               -                 -                    -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                         AIM/                AIM/                AIM/                             Alliance
                     JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL       Eagle/JNL Core
                    Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio
                     --------------      --------------     ---------------   --------------    --------------    --------------
M&E CLASS
   2.295             $      -             $      -           $       -         $         -        $       -        $     172
   2.300                  158                  146                 353                 269              117              151
   2.395                    -                  131                 167                 962               64              942
   2.400                    -                    -                   -                 176                -              158
   2.450                  154                    1                  16                 131                1              578
   2.550                  111                   32                  42                 107               39               18
   2.600                    -                    -                   -                   -                -                -
   2.750                    -                    -                   -                   -                -                -
   2.850                    -                    -                   -                   -                -                -

PERSPECTIVE
 Standard Benefit      24,100               35,213              77,562           2,835,841          354,337          855,588
 Maximum Anniversary
    Value Benefit         504                1,107                 388               3,212            3,919            1,080
 Earnings Protection
    Benefit               113                  686                 255               3,866            3,124            3,137
 Combined Optional
    Benefits               52                  165                 231                  76            1,476              429
                     --------------      --------------     ---------------   --------------    --------------    -------------

   Total             $ 49,673             $ 52,438           $ 109,067         $ 2,877,745        $ 393,501        $ 907,699
                     ==============      ==============     ===============   ==============    ==============    =============



                             Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL
                              SmallCap      Communications         Energy       Financial Sector  Global Target    Leading Brands
                          Equity Portfolio  Sector Portfolio  Sector Portfolio    Portfolio       15 Portfolio     Sector Portfolio
                          ---------------   ---------------    -------------     -------------    --------------   ---------------
M&E CLASS
   2.295                   $         -         $       -        $       -          $       -         $       -         $       -
   2.300                           354                 -                -                  -             1,571                 -
   2.395                            92                 -                -                  -               258                 -
   2.400                            61                 -                -                  -                 -                 -
   2.450                           120                 -                -                  -             2,394                 -
   2.550                            42                 -                -                  -               420                 -
   2.600                             -                 -                -                  -                 -                 -
   2.750                             -                 -                -                  -                 -                 -
   2.850                             -                 -                -                  -                 -                 -

PERSPECTIVE
 Standard Benefit            1,027,829            99,128          107,250            224,854           148,498           127,180
 Maximum Anniversary
    Value Benefit                1,136                 -                -                  -                72                 -
 Earnings Protection
    Benefit                      6,346             3,611            5,333              7,269             5,948             4,896
 Combined Optional
    Benefits                     1,622                 -                -                  -                 -                 -
                          ---------------   ---------------    ---------------   -----------       --------------  ---------------

   Total                   $ 1,069,100         $ 102,739        $ 112,583          $ 232,123         $ 232,869         $ 132,076
                          ===============   ===============    ===============   ===========       ==============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES
  The following is a summary of insurance charges for the period ended December 31, 2002:

              First Trust/JNL
              Pharmaceutical/   First Trust/JNL  First Trust/JNL   First Trust/JNL  First Trust/JNL  First Trust/JNL
               Healthcare         Target 25      Target Small-Cap   Technology      The Dow Target   The Dow Target
              Sector Portfolio    Portfolio        Portfolio       Sector Portfolio  10 Portfolio     5 Portfolio
              --------------    --------------   ---------------    -------------   ---------------  ---------------
M&E CLASS
   1.150           $ -           $ 15,328          $ 15,104             $ -           $ 23,186              $ -
   1.250             -                  -                 -               -                  -                -
   1.300             -              7,912             6,994               -             16,446                -
   1.400             -              3,469             2,399               -              6,915                -
   1.450             -              1,765             1,780               -              4,553                -
   1.500             -                572               599               -                609                -
   1.545             -              1,194               906               -              1,035                -
   1.560             -                  -                 -               -                  -                -
   1.570             -                397               383               -                962                -
   1.575             -                  -                 -               -                 60                -
   1.600             -                854               760               -              2,922                -
   1.650             -              3,899             2,936               -              4,875                -
   1.695             -                390               254               -                317                -
   1.700             -              1,187               334               -                607                -
   1.710             -             24,143            19,534               -             28,355                -
   1.720             -              1,078               790               -              1,593                -
   1.725             -                 35                18               -                 29                -
   1.750             -                672               341               -                846                -
   1.795             -                 22                 -               -                  -                -
   1.800             -              1,040               986               -              3,925                -
   1.820             -                 69                12               -                 85                -
   1.825             -                  -                 -               -                  -                -
   1.845             -              1,424             1,383               -              2,343                -
   1.850             -                  -                 -               -                 74                -
   1.860             -             12,157            11,045               -             19,079                -
   1.870             -                  -                 -               -              1,194                -
   1.900             -              5,173             4,299               -              5,658                -
   1.950             -                  -                 -               -                  -                -
   1.960             -              3,668             3,697               -              5,318                -
   1.970             -                 13                13               -                130                -
   1.995             -                645               362               -              1,999                -
   2.000             -                  -                 -               -                  -                -
   2.010             -                375               255               -                481                -
   2.020             -                  -                 -               -                  -                -
   2.095             -                  8                 8               -                189                -
   2.100             -                 14                14               -                 34                -
   2.120             -                  -                 -               -                 97                -
   2.145             -                 39                52               -                 81                -
   2.150             -                  -                 -               -                  -                -
   2.160             -                782               407               -              1,052                -
   2.170             -                  -                 -               -                  4                -
   2.200             -                 53                54               -                 58                -
   2.260             -              1,396               688               -              1,441                -
   2.270             -                  -                 -               -                 31                -


                                                                                                       JPMorgan/JNL
                First Trust/JNL    Janus/JNL        Janus/JNL        Janus/JNL         Janus/JNL         Enhanced
                The S&P Target     Aggressive       Balanced          Capital           Global         S&P 500 Stock
                 10 Portfolio     Growth Portfolio  Portfolio     Growth Portfolio Equities Portfolio  Index Portfolio
                ---------------    -------------   ------------     -------------    --------------     --------------

M&E CLASS
   1.150           $ 14,771         $ 3,571           $ 9,738         $ 2,409           $ -               $ 2,856
   1.250                  -             689                 -               -             -                     -
   1.300              7,150           2,203             8,608             858             -                 1,090
   1.400              2,842           2,529             3,128           2,061             -                 2,332
   1.450              1,853           2,435               991           1,003             -                 1,118
   1.500                565               -                 -               -             -                     -
   1.545                843               7               125               -             -                     -
   1.560                  -               -                 -               -             -                     -
   1.570                397             487               163             454             -                   108
   1.575                  -             104                33             107             -                     6
   1.600                754             644             1,113              48             -                   242
   1.650              3,142             238               690              78             -                   276
   1.695                300              42                59               -             -                    33
   1.700                277             769             1,282              60             -                 1,368
   1.710             21,532           2,776             7,386           1,585             -                16,444
   1.720                572             882             1,373             242             -                 1,705
   1.725                  -               -                 9               -             -                    15
   1.750                640             325               784             339             -                   164
   1.795                 13               -                14               -             -                    40
   1.800                902              40               401             245             -                   227
   1.820                 12              91                 -               -             -                   179
   1.825                  -              12                 -               -             -                    22
   1.845              1,331             472               429               5             -                     8
   1.850                  -              93                 7               -             -                     -
   1.860             10,614           3,895             4,972             825             -                 2,758
   1.870                  -             608               179              94             -                   269
   1.900              4,322              21               143              53             -                   516
   1.950                  -               2                 -               -             -                     -
   1.960              3,553           1,071             3,183             454             -                   433
   1.970                 13             216               132               -             -                   138
   1.995                471             659             1,180              62             -                    29
   2.000                  -             332               345              14             -                    27
   2.010                245             171               235             124             -                    36
   2.020                  -               8                38               -             -                     -
   2.095                  8              66               425             107             -                   150
   2.100                 13              11                61              58             -                    38
   2.120                  -              71                 -               -             -                     -
   2.145                  7              37               232               -             -                     -
   2.150                  -               -                 -               -             -                     -
   2.160                197              39               268             926             -                   121
   2.170                  -               -                21               -             -                     -
   2.200                 49               -                 -               -             -                     -
   2.260              1,003             539             1,280             296             -                   239
   2.270                  -              25               110              58             -                    40

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                        First Trust/JNL
                        Pharmaceutical/  First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL
                          Healthcare       Target 25       Target Small-Cap    Technology        The Dow Target    The Dow Target
                        Sector Portfolio   Portfolio         Portfolio       Sector Portfolio    10 Portfolio      5 Portfolio
                        --------------   --------------    ---------------    -------------      ---------------   ---------------
M&E CLASS
   2.295                 $       -        $       -          $       -        $       -           $      39         $        -
   2.300                         -            1,857              1,542                -               2,084                  -
   2.395                         -              271                283                -                 283                  -
   2.400                         -                -                  -                -                   -                  -
   2.450                         -            2,349              2,363                -               2,551                  -
   2.550                         -              378                384                -                 403                  -
   2.600                         -                -                  -                -                   -                  -
   2.750                         -                -                  -                -                   -                  -
   2.850                         -                -                  -                -                   -                  -

PERSPECTIVE
 Standard Benefit          288,107          171,487            236,782          230,830             629,224            108,777
 Maximum Anniversary
    Value Benefit                -               74                 75                -               1,576                  -
 Earnings Protection
    Benefit                 11,801            9,649             11,775            8,486              11,611              6,939
 Combined Optional
    Benefits                     -                -                  -                -                 385                  -
                        --------------   --------------    ---------------    -------------      ---------------   ---------------

   Total                 $ 299,908        $ 275,838          $ 329,611        $ 239,316           $ 784,739         $  115,716
                        ==============   ==============    ===============    =============      ===============   ===============


                                                                                                                  JPMorgan/JNL
                          First Trust/JNL      Janus/JNL      Janus/JNL        Janus/JNL         Janus/JNL          Enhanced
                          The S&P Target       Aggressive     Balanced          Capital           Global         S&P 500 Stock
                           10 Portfolio     Growth Portfolio  Portfolio     Growth Portfolio Equities Portfolio  Index Portfolio
                          ---------------    -------------   ------------     -------------    --------------     --------------
M&E CLASS
   2.295                    $       -         $         -      $      46       $         -      $         -        $       -
   2.300                        1,516                  58            595                58                -              379
   2.395                          272                   -             39                 -                -                -
   2.400                            -                   -              -                 -                -                -
   2.450                        2,358                  13            477                 -                -              258
   2.550                          382                   -              9                33                -               52
   2.600                            -                   -              -                 -                -                -
   2.750                            -                   -              -                 -                -                -
   2.850                            -                   -              -                 -                -                -

PERSPECTIVE
 Standard Benefit             313,693           3,243,781        767,410         2,323,700        3,430,645            2,266
 Maximum Anniversary
    Value Benefit                  67                 360          4,007               525                -                -
 Earnings Protection
    Benefit                    11,381               3,628          5,917             6,298                -                -
 Combined Optional
    Benefits                        -                 618            716               228                -                -
                          ---------------    -------------   ------------     -------------    --------------     --------------

   Total                    $ 408,060         $ 3,274,638      $ 828,353       $ 2,343,407      $ 3,430,645        $  35,982
                          ===============    =============   ============     =============    ==============     ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                     Mellon Capital   Mellon Capital    Mellon Capital
                  JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL  Management/JNL    Management/JNL
                  International        Mid Cap         Small Cap      Bond Index      International     S&P 400 Mid Cap
                 Value Portfolio   Value Portfolio  Value Portfolio   Portfolio      Index Portfolio   Index Portfolio
                 -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150              $ 14         $ 11,645         $ 10,763           $ 9,788          $ 6,573          $ 10,396
   1.250                 -              695              679                 -                -                 -
   1.300                15            8,450            6,178             5,528            5,111             6,633
   1.400                19            4,831            4,242             3,917            2,604             3,257
   1.450                 -            2,437            3,695             3,205            4,770             4,042
   1.500                 -                -                -                 -                -                 -
   1.545                 -              306               96                 -              137               233
   1.560                 -                -                -                 -                -                12
   1.570                 -              233              438               569              320               635
   1.575                 -               73               42                15               12               160
   1.600                 1            1,090            1,057             1,743              705             1,603
   1.650                 -              842              604               618              603               865
   1.695                 -               83              155               208              221               345
   1.700                12            1,002            1,233               287              241               320
   1.710               177            9,212           13,422            14,996            9,561            13,490
   1.720                 -            1,402            1,333             1,325            1,472             2,189
   1.725                 -               70               24                31               63                79
   1.750                 -              251              475             1,077              313               859
   1.795                 -               45               31                 -                2                 -
   1.800                 -              731              295               246              178               175
   1.820                 -              446              338               151               58                70
   1.825                 -               34               18                 -                -                 -
   1.845                 -              918            1,698             1,306               96               268
   1.850                 -               35               37                 -                -                10
   1.860                 -            6,850            6,885            12,189            8,755            13,625
   1.870                 -              440              320               243              478             1,283
   1.900                 -              382              571             2,001              409               524
   1.950                 -                5                5                 -                -                 -
   1.960                 7            1,880            1,838             1,679            1,374             2,420
   1.970                 -              162              124               125              111               149
   1.995                 -              380              346             1,244                3               577
   2.000                 -              308              629                19                -                84
   2.010                 -              920              900               538              504               287
   2.020                 -               48               58               121               46                28
   2.095                86              493              178               177                -               173
   2.100                 -               55                9                 -                -                79
   2.120                 -               55               96                 -                -                70
   2.145                 -              566              561             1,353                3                 3
   2.150                 -              117              119                 -                -                 -
   2.160                 -            1,654            1,061               738              290               180
   2.170                 -               43               65               251                -                 -
   2.200                 -                -                -                57               61                63
   2.260                 -            1,413              921               628              660             1,215
   2.270                 -              166               78                 -               47                 9


                  Mellon Capital     Mellon Capital
                 Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                    S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                -----------------   --------------      ---------------   ----------------   -------------   ------------

M&E CLASS
   1.150             $ 19,175          $ 7,992             $ 10,674            $ 4,610         $ 49,645        $ 21,486
   1.250                    -                -                    -                  -                -             724
   1.300               13,033            6,052                5,813              2,872           23,877          15,998
   1.400                9,957            3,158                5,752              1,764           11,355          20,917
   1.450                9,212            2,705                1,387                302            7,744           2,307
   1.500                    -                -                    -                  -                -               -
   1.545                  167               37                  465                 45            1,081              85
   1.560                   11               12                    -                  -               23               -
   1.570                1,201              236                  228                156            3,797           1,291
   1.575                  190               12                    2                 55              144             118
   1.600                2,783            1,094                1,660                116            3,140             817
   1.650                  916              794                  712                520            2,341             786
   1.695                  232              262                    -                  -              688             133
   1.700                1,393              217                1,142                266            5,934           2,376
   1.710               21,050           11,186                8,385              1,984           59,558          36,325
   1.720                2,777            1,098                  682                137            6,100           1,793
   1.725                  182                9                    -                  -              174              12
   1.750                3,080              175                  161                 44            5,043             187
   1.795                    -                7                    -                  -               49              11
   1.800                  453              165                  362                206            1,909             376
   1.820                  150               69                   29                  1              988             100
   1.825                   65                -                    -                  -               44              12
   1.845                  975              260                  125                118           11,317             625
   1.850                   13                -                   14                 10              135               8
   1.860               15,664           10,604                5,512              1,208           21,758          13,559
   1.870                1,177              799                  696                121            1,309             448
   1.900                1,362              472                  305                225            2,605             302
   1.950                   79                -                    -                  -                7               -
   1.960                4,189            1,950                1,197                572           11,644           4,043
   1.970                  550              151                  110                  6              663             299
   1.995                2,985              612                  188                104            2,444           1,146
   2.000                1,035                -                   28                133            2,724           2,057
   2.010                  324              496                  232                 29            1,170               3
   2.020                    -               28                   40                  -              237               -
   2.095                  193              167                  323                 23            2,985             596
   2.100                   76               80                   26                  -              656              14
   2.120                    -               68                   54                  -              116              77
   2.145                    3               28                    1                205              163             684
   2.150                    -                -                    -                  -                -              54
   2.160                  237              604                  101                  3            1,886             732
   2.170                   83               59                   17                  -              183               -
   2.200                   93               63                    -                  -               29               -
   2.260                2,079              820                  295              1,186            5,446           2,395
   2.270                  206                9                    1                 69              261               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL  Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index      International     S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio   Portfolio      Index Portfolio   Index Portfolio
                         -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                  $ -                $      19        $     19         $    77          $     -          $      -
   2.300                    -                      570             825             676              492               665
   2.395                   93                      660             326              17               17                16
   2.400                    -                       97              57               -                -                 -
   2.450                    -                      493             418             436              133               108
   2.550                    -                      171             142              51               33               182
   2.600                    -                        -               -               -                -                 -
   2.750                    -                        -               -               -                -                 -
   2.850                    -                        -               -               -                -                 -

PERSPECTIVE
 Standard Benefit         524                  209,558         225,556           1,808              485             1,759
 Maximum Anniversary
    Value Benefit           -                    1,838             592               -                -                 -
 Earnings Protection
    Benefit                 -                      808           1,016               -                -                 -
 Combined Optional
    Benefits                -                       66               6               -                -                 -
                         -------------     ------------     ------------    --------------   --------------    --------------

   Total                  $ 948              $ 275,048        $ 290,574        $69,438          $46,941          $ 69,140
                         =============     ============     ============    ==============   ==============    ==============


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   2.295                          $     212         $      -            $       -           $      -       $     221    $       396
   2.300                              1,752              740                2,200                122           5,072          1,109
   2.395                                 17              114                  482                  -             464            223
   2.400                                  -                -                  118                  -              62             81
   2.450                                799              124                  212                  -           3,023            680
   2.550                                451              164                  149                 40             796            248
   2.600                                  -                -                    -                  -               -              -
   2.750                                  -                -                    -                  -              92            107
   2.850                                  -                -                    -                  -               -              -

PERSPECTIVE
 Standard Benefit                     4,257            1,235              182,698             62,584         513,334      2,740,162
 Maximum Anniversary
    Value Benefit                         -                -                1,618                472           1,658          7,344
 Earnings Protection
    Benefit                             469                -                2,045              2,492           1,087          6,739
 Combined Optional
    Benefits                              -                -                  854                240             569            768
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

   Total                          $ 125,307         $ 54,927            $ 237,095           $ 83,040       $ 777,750    $ 2,890,753
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150          $ 11,058       $ 39,678            $ 18         $ 2,745          $ 4,415          $ 3,004
   1.250                 -              -               -               -                -                -
   1.300             8,424         16,624              33             771            4,065            2,794
   1.400             5,225         12,411              51             369            3,284              449
   1.450             2,992          8,135               1           2,792            1,786              456
   1.500                 -              -               -               -                -                -
   1.545                75            810               -               -              182                6
   1.560                 -            475               -               -               11                -
   1.570               386            151              27             184              246              124
   1.575                54            423               -              15                -               56
   1.600             1,888          2,210               3             282            1,903              359
   1.650               349          2,582               5              11              115               76
   1.695                 3            108               -              18              139               18
   1.700               622         10,578               -             271               44              524
   1.710             9,887         22,657              19           1,236            5,153            1,872
   1.720               909          6,954               -             156              477              324
   1.725                 8             21               -               -               22               56
   1.750               954            595               -               -              159               15
   1.795                22            314               -               -               34                -
   1.800               401          1,226               -           2,302              213              228
   1.820               105              -               -               -              251                -
   1.825                22              -               -               -                -                -
   1.845               625          1,102               -              88                -              185
   1.850                62             45               -               -                4                -
   1.860             4,926         30,049              51             431            4,269              655
   1.870               461          2,425               -              13               43               27
   1.900               240          3,098               -             131              168              148
   1.950                33              -               -               -                -                -
   1.960             4,090          6,918              23             532            1,245            1,168
   1.970               349            936               -               8               12               95
   1.995               809          2,346               -               -               64                -
   2.000               900            151               -              83                -               79
   2.010               151            710               -               -              164              125
   2.020                43            466               -               -               46                -
   2.095             1,113            442              11               -              182                3
   2.100                68              -               -               -                -                6
   2.120                87              -               -               -                -                -
   2.145                74            704               -             358               42                -
   2.150                 -              -               -              49                -                -
   2.160               518            729               -               -                -                -
   2.170                 -              -               -               -                -                -
   2.200                 -              -               -               -                -                -
   2.260             1,369            550               -               -              123              475
   2.270                32            926               -               -               32               67


                  Putnam/JNL        S&P/JNL            S&P/JNL          S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                Value Equity       Aggressive       Conservative         Index 100        Index 50        Index 75
                  Portfolio     Growth Portfolio  Growth Portfolio I     Portfolio       Portfolio       Portfolio
                --------------  ----------------    --------------      -------------   -------------   -------------
M&E CLASS
   1.150         $ 6,380         $ 37,856          $ 61,904               $ 14,328       $ 2,849         $ 3,940
   1.250               -                -                 -                      -             -               -
   1.300           3,756           10,981            40,131                 13,447         1,071           7,711
   1.400           2,473           12,058             9,238                  3,987           137             738
   1.450           4,362            1,894             8,072                  1,801            25           2,421
   1.500               -                -                 -                      -             -               -
   1.545              51              144               879                      9             -              85
   1.560               -                -                 -                      -             -               -
   1.570           1,510              857             3,790                  8,762             -             284
   1.575             193               85               174                  1,114             -               4
   1.600             247            5,577             6,954                    688             -           1,877
   1.650             396              588             6,949                    787            82              21
   1.695              35               18               371                    194            53               -
   1.700             164            3,501             8,387                    213            94               -
   1.710           5,740           24,103            68,678                 17,370         3,339           1,452
   1.720           1,110            2,811            10,565                  2,663           644              35
   1.725              87                -             1,004                     37             6               -
   1.750             329              111             5,684                    249             -              91
   1.795               -               14               542                     15             -               -
   1.800           2,182              591             1,985                  1,537             -               2
   1.820              32            1,583               705                    522             -               -
   1.825               -                -                 -                     72             -               -
   1.845             557            2,011             5,912                  1,132         2,539             935
   1.850              78              549             1,164                      -            53               -
   1.860           3,285           13,794            40,591                 10,641         2,108           2,922
   1.870             262              486             2,050                  1,389           551             198
   1.900             326              566             2,409                     50           734               5
   1.950               -                -                 -                      -             -               -
   1.960           1,609            9,013            25,964                  5,846         1,531           7,970
   1.970              36              536               747                    519           241              23
   1.995             281               62             4,243                    282           799               -
   2.000              44                -             1,031                     69           133               -
   2.010             285              254               374                  1,793           679               -
   2.020              70                -                 -                    408             -               -
   2.095               8            1,219               782                    117             -               -
   2.100               1              112               374                     59             -               -
   2.120              83                -                 -                      -             -               -
   2.145             163                -             1,123                      -             -               -
   2.150              35                -                22                      -             -               -
   2.160           1,012              449             9,267                    898             -             310
   2.170              42               37               303                      -             -              28
   2.200               -                -               279                     29             -               -
   2.260             378            1,374             3,584                  5,125         1,860             164
   2.270              57              175                78                      -            47               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295               $        92      $       180         $   -     $         -       $         -        $       -
   2.300                     1,025            4,079             -              61               211              215
   2.395                       373              721             -               -               218              913
   2.400                         -                -             -               -                 -              216
   2.450                       426            1,916             -               -                 1               14
   2.550                       210              741             -               -                85              103
   2.600                         -                -             -               -                 -                -
   2.750                         -                -             -               -                 -                -
   2.850                         -                -             -               -                 -                -

PERSPECTIVE
 Standard Benefit        1,588,122        1,688,297           696       2,575,614         1,038,409          205,090
 Maximum Anniversary
    Value Benefit            3,197            1,858             -             822               673              284
 Earnings Protection
    Benefit                  2,764           19,406             -           2,709             2,826            3,236
 Combined Optional
    Benefits                   640              219             -             135               697              185
                      -------------     ------------   ------------   --------------    -------------    -------------

   Total               $ 1,656,183      $ 1,894,966         $ 938     $ 2,592,186       $ 1,072,013        $ 223,650
                      =============     ============   ============   ==============    =============    =============


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295               $         -    $       319         $       897        $      -        $      -        $      -
   2.300                       298             26               2,268              33              49               -
   2.395                         -             67                 402               -               -               -
   2.400                         -             25                  98               -               -               -
   2.450                        40          4,036               5,613               -             164               -
   2.550                       209              -                 292             282               -               -
   2.600                         -              -                 918               -               -               -
   2.750                         -              -                   -               -               -               -
   2.850                         -              -                   -               -               -               -

PERSPECTIVE
 Standard Benefit        3,241,414      1,237,573           2,425,528             597              12             124
 Maximum Anniversary
    Value Benefit            5,266          1,280               9,635               -               -               -
 Earnings Protection
    Benefit                  6,239          5,602              12,130               -               -               -
 Combined Optional
    Benefits                   810            569               3,335               -               -               -
                      --------------  ----------------   --------------     -------------   -------------   -------------

   Total               $ 3,291,935    $ 1,382,906         $ 2,797,425        $ 97,064        $ 19,800        $ 31,340
                      ==============  ================   ==============     =============   =============   =============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                                                                                                                     Salomon
                                                                                                   Salomon         Brothers/JNL
              S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/       U.S. Government
                Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global        & Quality
              Growth Portfolio I  Growth Portfolio I  Growth Portfolio I   Growth Portfolio I   Bond Portfolio    Bond Portfolio
               ---------------     --------------      ----------------     -----------------    ---------------   ---------------
M&E CLASS
   1.150        $ 6,435              $ 22,806           $ 115,442             $ 9,498             $ 5,942            $ 29,595
   1.250              -                     -                   -                   -                   -                   -
   1.300          3,413                 8,345              54,869               4,359               6,912              15,187
   1.400          4,315                 5,224              27,323                 439               3,256              12,225
   1.450            652                 1,787              12,572               2,961               1,524               9,528
   1.500              -                     -                   -                   -                   -                   -
   1.545            309                 1,108               1,064                  74                  91               1,222
   1.560              -                     -                   -                   -                   -                   -
   1.570            293                 1,591               4,712                 152                  78               1,914
   1.575             48                   121                 334                   -                   -                  51
   1.600             36                   543               7,025                  37                 724               2,261
   1.650            391                 1,716               2,780                  73                 203               5,455
   1.695              -                    36               1,387                   -                   5                 180
   1.700             26                 2,321               9,416               1,300                 475               1,782
   1.710          6,801                14,648              79,360               3,035               6,025              33,689
   1.720            625                 2,300              13,822                 615                 859               2,869
   1.725              6                    21               1,424                   -                   -                  23
   1.750              -                   199               1,696                   -                 100               7,807
   1.795              -                     -                 232                   -                   -                  11
   1.800              8                     2               1,305                   -                 311                 740
   1.820            306                   719               1,589                  12                 118                 368
   1.825             80                   145                 160                   -                   -                   -
   1.845              -                   145               8,923                 355                 385               3,795
   1.850              -                    12                 817                 167                  18                  47
   1.860         10,853                14,411             129,920               1,461               2,003              21,497
   1.870          1,179                 2,352               7,666                 237                 137                 222
   1.900              1                   584               4,302                   -                  96               1,696
   1.950              -                     -                   -                  24                  33                   -
   1.960            555                 4,205              34,245               1,535                 995               4,850
   1.970            208                   262               3,264                   2                 195                  94
   1.995              -                   129               5,978                   -                 899               3,691
   2.000              -                     -                 749                   -                  81               3,175
   2.010              -                     -               2,232                  97                 177               3,494
   2.020              -                     -                 267                   -                  28                 188
   2.095             71                   183                 849                   -                 353                 636
   2.100              -                   275                 409                   -                  67                  47
   2.120              -                     -                   -                   -                   -                   -
   2.145              -                    57                 765                   -                  36                 674
   2.150              -                     -                   -                   -                   -                   -
   2.160            260                   377               2,857                 139                 626               8,604
   2.170              9                    15                 113                   9                   -                  15
   2.200              -                   184                 249                   -                   -                   -
   2.260            338                 2,329               7,419                 216                 284               4,145
   2.270             53                    82                  82                  15                   -                 125

                T. Rowe Price/      T. Rowe Price/        T. Rowe
               JNL Established     JNL Mid-Cap           Price/JNL
               Growth Portfolio    Growth Portfolio   Value Portfolio
              -----------------    ----------------   -------------------
M&E CLASS
   1.150         $ 12,107            $ 13,532             $ 18,419
   1.250                -                 681                    -
   1.300            7,764               8,185               17,149
   1.400            9,150               4,917                9,970
   1.450            3,528               3,244                3,406
   1.500                -                   -                    -
   1.545              161                  56                  527
   1.560               11                   6                   12
   1.570            1,134                 382                  630
   1.575               72                   -                    5
   1.600              876                 322                3,582
   1.650              666                 525                  886
   1.695                7                 136                  120
   1.700              655                 478                1,746
   1.710           18,095               9,054               15,075
   1.720            2,036                 987                1,666
   1.725               77                  96                   11
   1.750              134                  59                1,261
   1.795                -                  50                   21
   1.800                7                 295                  811
   1.820                2                 162                  489
   1.825                -                   6                    -
   1.845              695                 379                2,339
   1.850               58                  31                   42
   1.860            3,446               5,951                9,671
   1.870              389                 172                1,213
   1.900              407                 296                  486
   1.950                -                   5                    5
   1.960            2,412               3,429                3,599
   1.970              152                 383                   76
   1.995              655                  42                1,124
   2.000              483                 863                  609
   2.010               98                 184                  314
   2.020                -                  24                   64
   2.095              995                 736                  886
   2.100              130                  91                  117
   2.120               71                  96                    -
   2.145              549                 436                  469
   2.150               50                  50                  124
   2.160              253                 505                  279
   2.170               95                  41                   43
   2.200                -                   -                    -
   2.260              519               1,065                1,364
   2.270                -                  65                   22


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                                                            Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL             Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive         JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295               $       -           $      157          $     2,228            $       -          $      109
   2.300                       -                1,941                3,970                    -                 261
   2.395                     331                    -                1,492                  440                 100
   2.400                      85                    -                  268                   85                   -
   2.450                      63                  195                9,485                  123                 461
   2.550                     155                    -                  806                    -                  33
   2.600                       -                    -                    -                    -                   -
   2.750                       -                    -                    -                    -                   -
   2.850                     475                    -                    -                    -                   -

PERSPECTIVE
 Standard Benefit        443,247            1,556,377            3,720,054              652,939             832,526
 Maximum Anniversary
    Value Benefit            368                1,044               14,173                  173               1,026
 Earnings Protection
    Benefit                1,969               10,775               24,007                3,570               1,794
 Combined Optional
    Benefits                   -                  218               25,811                    -                 160
                      ----------------    --------------      ----------------     -----------------    ---------------
Total                  $ 483,964           $1,659,941          $ 4,349,912            $ 684,142          $  869,506
                      ================    ==============      ================     =================    ===============



                              Salomon
                            Brothers/JNL
                          U.S. Government      T. Rowe Price/      T. Rowe Price/            T. Rowe
                            & Quality         JNL Established        JNL Mid-Cap            Price/JNL
                          Bond Portfolio      Growth Portfolio     Growth Portfolio      Value Portfolio
                          ---------------     -----------------    ----------------     -------------------

M&E CLASS
   2.295                     $       619         $        85         $        19              $       89
   2.300                           3,494                 420                 647                     447
   2.395                              72                 351                 316                     145
   2.400                               -                  58                  61                       -
   2.450                           1,825                 355                 184                     905
   2.550                             382                 223                 182                     605
   2.600                               -                   -                   -                       -
   2.750                             134                   -                   -                       -
   2.850                               -                   -                   -                       -

PERSPECTIVE
 Standard Benefit              2,633,858           3,650,042           3,346,149               1,107,027
 Maximum Anniversary
    Value Benefit                  7,646               3,828               7,843                   3,885
 Earnings Protection
    Benefit                       12,251               6,549               6,173                   9,131
 Combined Optional
    Benefits                       2,143                 260                 557                   1,041
                          ---------------     -----------------    ----------------     -------------------
Total                        $ 2,844,326         $  3,730,110        $ 3,420,148              $1,221,907
                          ===============     =================    ================     ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
  The following is a summary of accumulation unit values as of December 31, 2002:


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
              --------------    --------------       --------------   --------------   --------------   -------------
M&E CLASS
   1.150           8.066239          7.824266           8.317290        12.861002         7.821585       13.560918
   1.250                  -                 -           8.308086        12.768545                -               -
   1.300           8.052423          7.810531           8.303218        12.722551         7.764966       13.433509
   1.400           8.043063          7.801427           8.293543        12.631218         7.727529       13.349242
   1.450           8.038274          7.796787           8.288633        12.585633         7.708901       13.307306
   1.500                  -                 -                  -                -                -               -
   1.545           8.029099                 -           8.279411        12.499695         7.673545       13.227951
   1.560                  -                 -                  -                -                -       13.215425
   1.570           8.027311          7.785830           8.276988        12.477179         7.664341       13.207144
   1.575           8.027753                 -           8.276517        12.472883         7.662319       13.203308
   1.600           8.023998          7.783114           8.273921        12.450198         7.653191       13.182255
   1.650           8.019547          7.780170           8.270184        12.405373         7.634689       13.140851
   1.695           8.015217                 -           8.264933        12.365168                -       13.103783
   1.700           8.014810          7.773956           8.264364        12.360683         7.616498       13.101181
   1.710           8.013704          7.773058           8.263424        12.351785         7.612574       13.091418
   1.720           8.012866          7.772166           8.262477        12.342919         7.608748       13.083160
   1.725           8.012413                 -           8.261430        12.338434         7.607704       13.078937
   1.750           8.010050          7.769432           8.259545        12.320945         7.597923       13.115048
   1.795                  -                 -           8.255208        12.276345                -       13.021407
   1.800           8.005365          7.764852           8.254633        12.271843         7.579521       13.017333
   1.820           8.003563          7.775269           8.252692        12.254197                -       13.025829
   1.825           8.002959          7.767754           8.252229        12.250775                -       13.001409
   1.845           8.001148          7.760729           8.250332        12.232059                -       12.980573
   1.850           8.000714                 -           8.249840        12.227110                -       12.976462
   1.860           7.999748          7.759377           8.248875        12.218917         7.557539       12.968336
   1.870           7.998822          7.758489           8.247889        12.210025         7.553901       12.960161
   1.900           7.995979          7.755763           8.245051        12.183740         7.542953       12.935711
   1.950           7.990041                 -                  -                -                -               -
   1.960           7.990362          7.750326           8.239187        12.131019         7.521092       12.886939
   1.970           7.989432          7.749257           8.238421        12.122265         7.517448       12.878938
   1.995           7.987490          7.747057           8.236474        12.100419         7.508362       12.858612
   2.000                  -          7.746681           8.235391        12.096075                -       12.854589
   2.010           7.985645                 -           8.234395        12.087591         7.503125               -
   2.020           7.984736                 -                  -        12.078592                -               -
   2.095           7.977709          7.738051           8.226193        12.013434         7.472179       12.777916
   2.100           7.977260                 -                  -        12.007971                -       12.773868
   2.120                  -                 -                  -        11.991909                -       12.757886
   2.145                  -                 -           8.229924                -                -               -
   2.150                  -                 -                  -                -                -               -
   2.160           7.971670          7.732088           8.219902        11.957250         7.448652       12.725726
   2.170                  -          7.731258           8.218970                -         7.445115       12.717755
   2.200                  -                 -                  -                -                -               -
   2.260           7.962390          7.723065           8.210307        11.871207         7.412798       12.645846
   2.270           7.961561          7.722168           8.209529        11.862621         7.409200               -


                    Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL
                    SmallCap        Communications       Energy        Financial Sector   Global Target     Leading Brands
                Equity Portfolio   Sector Portfolio Sector Portfolio     Portfolio        15 Portfolio     Sector Portfolio
                ---------------    --------------   ---------------   --------------    ---------------    ---------------
M&E CLASS
   1.150           12.297205                 -                 -                -           7.185739                  -
   1.250                   -                 -                 -                -                  -                  -
   1.300           12.181628                 -                 -                -           7.148166                  -
   1.400           12.105257                 -                 -                -           7.123320                  -
   1.450           12.067316                 -                 -                -           7.110874                  -
   1.500                   -                 -                 -                -           7.098472                  -
   1.545           11.995390                 -                 -                -           7.087330                  -
   1.560           11.983958                 -                 -                -                  -                  -
   1.570           11.976238                 -                 -                -           7.081182                  -
   1.575           11.986676                 -                 -                -                  -                  -
   1.600           11.953818                 -                 -                -           7.073752                  -
   1.650           11.916324                 -                 -                -           7.061394                  -
   1.695           11.882616                 -                 -                -           7.050336                  -
   1.700           11.878974                 -                 -                -           7.049005                  -
   1.710           11.871463                 -                 -                -           7.046637                  -
   1.720           11.863845                 -                 -                -           7.044173                  -
   1.725           11.860232                 -                 -                -                  -                  -
   1.750           11.841109                 -                 -                -           7.036856                  -
   1.795                   -                 -                 -                -                  -                  -
   1.800           11.804291                 -                 -                -           7.024482                  -
   1.820           11.862617                 -                 -                -           7.019675                  -
   1.825           11.814111                 -                 -                -                  -                  -
   1.845           11.770696                 -                 -                -           7.013504                  -
   1.850           11.767213                 -                 -                -                  -                  -
   1.860           11.760036                 -                 -                -           7.009839                  -
   1.870           11.752526                 -                 -                -                  -                  -
   1.900           11.730111                 -                 -                -           7.000053                  -
   1.950           11.693449                 -                 -                -                  -                  -
   1.960           11.686070                 -                 -                -           6.985410                  -
   1.970           11.678781                 -                 -                -           6.982941                  -
   1.995           11.648643                 -                 -                -           6.976907                  -
   2.000           11.656650                 -                 -                -                  -                  -
   2.010           11.649337                 -                 -                -           6.973167                  -
   2.020           11.641877                 -                 -                -                  -                  -
   2.095           11.587172                 -                 -                -           6.952536                  -
   2.100           11.583692                 -                 -                -                  -                  -
   2.120           11.569528                 -                 -                -                  -                  -
   2.145           11.550706                 -                 -                -           6.940487                  -
   2.150                   -                 -                 -                -                  -                  -
   2.160           11.540366                 -                 -                -           6.937485                  -
   2.170           11.532189                 -                 -                -                  -                  -
   2.200                   -                 -                 -                -           6.927079                  -
   2.260           11.467410                 -                 -                -           6.912669                  -
   2.270           11.460426                 -                 -                -                  -                  -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                               AIM/              AIM/                 AIM/                             Alliance
                          JNL Large Cap       JNL Premier         JNL Small Cap       Alger/JNL       Capital/JNL    Eagle/JNL Core
                         Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio
                          --------------    --------------       --------------    --------------   --------------   -------------
M&E CLASS
   2.295                           -                 -             8.204411                 -                -        12.618048
   2.300                    7.958729          7.719456             8.206455         11.837484         7.398810        12.614209
   2.395                           -          7.710858             8.197295         11.756246         7.364543        12.538926
   2.400                           -                 -                    -         11.751987                -        12.534982
   2.450                    7.944551          7.706539             8.192025         11.709642         7.354507        12.498888
   2.550                    7.935282          7.696877             8.182448         11.625507         7.309474        12.428983
   2.600                           -                 -                    -                 -                -                -
   2.750                           -                 -                    -                 -                -                -
   2.850                           -                 -                    -                 -                -                -

PERSPECTIVE
 Standard Benefit           8.043093          7.801358             8.293497         12.788610         4.561194        13.233795
 Maximum Anniversary
    Value Benefit           7.305040          7.163840             7.214243          6.600081         6.684134         8.086699
 Earnings Protection
    Benefit                 7.466290          7.334070             7.678717          6.356681         6.593902         7.354777
 Combined Optional
    Benefits                7.860605          7.082829             7.776030          6.681749         6.834120         7.918406


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------    ---------------    ---------------
M&E CLASS
   2.295                          -                 -                 -                -                  -                  -
   2.300                  11.438686                 -                 -                -           6.903001                  -
   2.395                  11.370532                 -                 -                -           6.880133                  -
   2.400                  11.366992                 -                 -                -                  -                  -
   2.450                  11.330792                 -                 -                -           6.866950                  -
   2.550                  11.260062                 -                 -                -           6.843038                  -
   2.600                          -                 -                 -                -                  -                  -
   2.750                          -                 -                 -                -                  -                  -
   2.850                          -                 -                 -                -                  -                  -

PERSPECTIVE
 Standard Benefit         11.722072          2.999411         10.207599         8.265111           7.122504           8.436548
 Maximum Anniversary
    Value Benefit          8.734561                 -                 -                -          10.151034                  -
 Earnings Protection
    Benefit                7.901772          4.572431          8.837502         7.851446           8.468583           9.287579
 Combined Optional
    Benefits               8.329654                 -                 -                -          10.145743                  -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


               First Trust/JNL
               Pharmaceutical/    First Trust/JNL   First Trust/JNL     First Trust/JNL    First Trust/JNL   First Trust/JNL
                 Healthcare         Target 25        Target Small-Cap      Technology       The Dow Target    The Dow Target
              Sector Portfolio      Portfolio          Portfolio         Sector Portfolio   10 Portfolio       5 Portfolio
               --------------     -------------     --------------      ---------------    --------------    --------------
M&E CLASS
   1.150                  -         7.694899         11.499123                 -             7.723705                -
   1.250                  -                -                 -                 -                    -                -
   1.300                  -         7.654754         11.439054                 -             7.683342                -
   1.400                  -         7.628042         11.400019                 -             7.656581                -
   1.450                  -         7.614734         11.379346                 -             7.643239                -
   1.500                  -         7.601458         11.359481                 -             7.629879                -
   1.545                  -         7.589512         11.341637                 -             7.617883                -
   1.560                  -                -                 -                 -                    -                -
   1.570                  -         7.582908         11.331823                 -             7.611280                -
   1.575                  -                -                 -                 -             7.609920                -
   1.600                  -         7.574983         11.319915                 -             7.603312                -
   1.650                  -         7.561905         11.300144                 -             7.590132                -
   1.695                  -         7.549909         11.282442                 -             7.578159                -
   1.700                  -         7.548624         11.280664                 -             7.576898                -
   1.710                  -         7.545948         11.276524                 -             7.574174                -
   1.720                  -         7.543314         11.272596                 -             7.571521                -
   1.725                  -         7.541937         11.270546                 -             7.570209                -
   1.750                  -         7.535431         11.260826                 -             7.563562                -
   1.795                  -         7.523566                 -                 -                    -                -
   1.800                  -         7.522217         11.241144                 -             7.550238                -
   1.820                  -         7.516980         11.233375                 -             7.544852                -
   1.825                  -                -                 -                 -             7.544877                -
   1.845                  -         7.510468         11.223517                 -             7.538564                -
   1.850                  -                -                 -                 -             7.537483                -
   1.860                  -         7.506534         11.217641                 -             7.534527                -
   1.870                  -                -                 -                 -             7.531977                -
   1.900                  -         7.496072         11.201997                 -             7.524115                -
   1.950                  -                -                 -                 -                    -                -
   1.960                  -         7.480379         11.178559                 -             7.508358                -
   1.970                  -         7.477717         11.174567                 -             7.505843                -
   1.995                  -         7.471195         11.164894                 -             7.499182                -
   2.000                  -                -                 -                 -                    -                -
   2.010                  -         7.467488         11.159001                 -             7.495271                -
   2.020                  -                -                 -                 -                    -                -
   2.095                  -         7.445176         11.125917                 -             7.473054                -
   2.100                  -         7.443755         11.123464                 -             7.471826                -
   2.120                  -                -                 -                 -             7.466602                -
   2.145                  -         7.432174         11.106769                 -             7.459996                -
   2.150                  -                -                 -                 -                    -                -
   2.160                  -         7.428491         11.101408                 -             7.456139                -
   2.170                  -                -                 -                 -             7.453568                -
   2.200                  -         7.417994         11.085244                 -             7.445690                -
   2.260                  -         7.402456         11.062033                 -             7.430146                -
   2.270                  -                -                 -                 -             7.427479                -


                                                                                                         JPMorgan/JNL
                First Trust/JNL     Janus/JNL        Janus/JNL      Janus/JNL           Janus/JNL          Enhanced
                The S&P Target     Aggressive         Balanced       Capital             Global         S&P 500 Stock
                 10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                ---------------   --------------   -------------   --------------     -------------     --------------
M&E CLASS
   1.150           7.406712        18.096612        8.480604       13.758252              -               6.014019
   1.250                  -        17.958943               -               -              -                      -
   1.300           7.368071        17.890455        8.446724       13.601637              -               5.981396
   1.400           7.342352        17.754408        8.424185       13.498321              -               5.959746
   1.450           7.329569        17.686732        8.412989       13.446743              -               5.948932
   1.500           7.316761                -               -               -              -                      -
   1.545           7.305302        17.558833        8.391674               -              -                      -
   1.560                  -                -               -               -              -                      -
   1.570           7.298873        17.525476        8.386135       13.324100              -               5.923140
   1.575                  -        17.518754        8.384978       13.319006              -               5.922012
   1.600           7.291274        17.485415        8.379397       13.294304              -               5.916594
   1.650           7.278604        17.418678        8.368947       13.245644              -               5.905949
   1.695           7.267115        17.358951        8.358141               -              -               5.896359
   1.700           7.265835        17.357924        8.357052       13.190904              -               5.895241
   1.710           7.263340        17.339082        8.354833       13.182413              -               5.893102
   1.720           7.260790        17.325924        8.352692       13.172349              -               5.890918
   1.725                  -                -        8.351483               -              -               5.889902
   1.750           7.253216        17.286198        8.345909       13.142212              -               5.884550
   1.795           7.241880                -        8.335982               -              -               5.874957
   1.800           7.240564        17.220235        8.334761       13.091867              -               5.873873
   1.820           7.235522        17.194152        8.350076               -              -               5.869623
   1.825                  -        17.187528        8.349803               -              -               5.868587
   1.845           7.229191        17.161286        8.324762       13.047310              -               5.864303
   1.850                  -        17.154699        8.323644               -              -                      -
   1.860           7.225413        17.141412        8.321463       13.032076              -               5.861112
   1.870                  -        17.128543        8.319467       13.022334              -               5.859004
   1.900           7.215330        17.089419        8.311952       12.992503              -               5.852612
   1.950                  -        17.039081               -               -              -                      -
   1.960           7.200235        17.011186        8.299269       12.933081              -               5.839905
   1.970           7.197660        16.998250        8.297147               -              -               5.837788
   1.995           7.191429        16.965930        8.291526       12.898553              -               5.831577
   2.000                  -        16.959326        8.290475       12.893722              -               5.831430
   2.010           7.187558        16.946561        8.288186       12.883870              -               5.829421
   2.020                  -        16.933368        8.285962               -              -                      -
   2.095           7.166300        16.836580        8.269425       12.800440              -               5.811366
   2.100           7.165274        16.830382        8.269240       12.795633              -               5.810073
   2.120                  -        16.804788               -               -              -                      -
   2.145           7.153743        16.772591        8.258386               -              -                      -
   2.150                  -                -               -               -              -                      -
   2.160           7.150376        16.753138        8.255114       12.737147              -               5.797669
   2.170                  -                -        8.252912               -              -                      -
   2.200           7.140131                -               -               -              -                      -
   2.260           7.125293        16.625970        8.233087       12.640191              -               5.776693
   2.270                  -        16.613146        8.230861       12.630607              -               5.774609


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                         First Trust/JNL
                        Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                           Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                        Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                        ----------------   ---------------   ----------------   ---------------   ---------------   ---------------
M&E CLASS
        2.295                        -                 -                  -                 -          7.421097                -
        2.300                        -          7.392146          11.046695                 -          7.419708                -
        2.395                        -          7.367663          11.010072                 -          7.395217                -
        2.400                        -                 -                  -                 -                 -                -
        2.450                        -          7.353525          10.988979                 -          7.381102                -
        2.550                        -          7.327916          10.950660                 -          7.355307                -
        2.600                        -                 -                  -                 -                 -                -
        2.750                        -                 -                  -                 -                 -                -
        2.850                        -                 -                  -                 -                 -                -

PERSPECTIVE
 Standard Benefit             8.369873          7.627220          11.397940          4.018247          7.655846         6.284536
 Maximum Anniversary
    Value Benefit                    -         10.203046          10.607980                 -          9.009382                -
 Earnings Protection
    Benefit                   6.804344          8.783827           7.858532          5.639598          8.364607         7.930959
 Combined Optional
    Benefits                         -         10.197741          10.602448                 -          8.886626                -

                                                                                                               JPMorgan/JNL
                      First Trust/JNL      Janus/JNL       Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                      The S&P Target       Aggressive       Balanced        Capital            Global          S&P 500 Stock
                       10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                      ---------------    --------------  -------------   --------------    ---------------     --------------
M&E CLASS
   2.295                         -                -        8.225433                 -                  -                 -
   2.300                  7.115285        16.572781        8.224243         12.601654                  -          5.768312
   2.395                  7.091742                -        8.203498                 -                  -                 -
   2.400                         -                -               -                 -                  -                 -
   2.450                  7.078126        16.386595        8.191434                 -                  -          5.736957
   2.550                  7.053485                -        8.175679         12.363416                  -          5.716209
   2.600                         -                -               -                 -                  -                 -
   2.750                         -                -               -                 -                  -                 -
   2.850                         -                -               -                 -                  -                 -

PERSPECTIVE
 Standard Benefit         7.341535        14.692814        8.475471         10.506695          14.124415         10.641124
 Maximum Anniversary
    Value Benefit         9.110268         6.736929        9.231168          7.001300                  -         10.638142
 Earnings Protection
    Benefit               6.730994         6.208293        9.101975          6.061436                  -         10.635375
 Combined Optional
    Benefits              9.105530         7.060203        9.130198          7.063584                  -         10.632606


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   6.376038          11.165350         9.509779        10.735815        8.543937           8.510876
   1.250                          -          11.111502         9.463898                -               -                  -
   1.300                   6.329941          11.084665         9.441041        10.720403        8.532471           8.499200
   1.400                   6.299364          11.031153         9.395467        10.710227        8.524386           8.491241
   1.450                          -          11.004543         9.372805        10.705119        8.520287           8.487137
   1.500                          -                  -                -                -               -                  -
   1.545                          -          10.954076         9.329754                -        8.512568           8.479500
   1.560                          -                  -                -                -               -           8.478240
   1.570                          -          10.940860         9.318588        10.692737        8.510507           8.477377
   1.575                          -          10.938201         9.316631        10.692410        8.510134           8.477009
   1.600                   6.238794          10.924962         9.304998        10.689705        8.508117           8.474944
   1.650                          -          10.898491         9.282633        10.684549        8.503808           8.470894
   1.695                          -          10.874869         9.262348        10.682412        8.502417           8.468371
   1.700                   6.208688          10.872350         9.260210        10.684073        8.504044           8.469261
   1.710                   6.205617          10.867036         9.255677        10.678424        8.499022           8.466015
   1.720                          -          10.861808         9.251265        10.677389        8.498104           8.465208
   1.725                          -          10.859567         9.248954        10.677141        8.497842           8.464835
   1.750                          -          10.846025         9.237815        10.674302        8.495805           8.462769
   1.795                          -          10.822475         9.217778                -        8.490081                  -
   1.800                          -          10.819733         9.215515        10.669568        8.491674           8.458735
   1.820                          -          10.809364         9.206538        10.667420        8.490107           8.457132
   1.825                          -          10.806866         9.204265                -               -                  -
   1.845                          -          10.796296         9.195458        10.664875        8.488104           8.455055
   1.850                          -          10.793706         9.193596                -               -           8.454620
   1.860                   6.160820          10.788512         9.189103        10.663063        8.486830           8.453832
   1.870                          -          10.783276         9.184353        10.662244        8.486009           8.453082
   1.900                          -          10.767700         9.170208        10.658932        8.483579           8.450632
   1.950                          -          10.737674         9.145339                -               -                  -
   1.960                   6.131096          10.736445         9.144476        10.652851        8.478680           8.445639
   1.970                          -          10.731268         9.140070        10.652067        8.477876           8.444953
   1.995                          -          10.718531         9.129233        10.649283        8.480490           8.442939
   2.000                          -          10.715653         9.126872        10.649008               -           8.442537
   2.010                          -          10.710526         9.122402        10.647739        8.474634           8.441655
   2.020                          -          10.705361         9.117992        10.646947        8.473881           8.440888
   2.095                   6.091205          10.666573         9.087799        10.639290               -           8.434842
   2.100                          -          10.664408         9.080926                -               -           8.434437
   2.120                          -          10.653693         9.074012                -               -           8.432726
   2.145                          -          10.640830         9.063015        10.634179        8.463596           8.430801
   2.150                          -          10.638291         9.060847                -               -                  -
   2.160                          -          10.633110         9.056466        10.632444        8.462457           8.429580
   2.170                          -          10.627985         9.052049        10.631639               -                  -
   2.200                          -                  -                -        10.628556        8.459243           8.426388
   2.260                   6.042792          10.581805         9.012764        10.622519        8.454349           8.421511
   2.270                          -          10.576697         9.008413                -        8.453586           8.420702


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    7.704551             7.933415            7.062724          6.902335           13.284507      17.907821
   1.250                           -                    -                   -                 -                   -      17.771619
   1.300                    7.693225             7.921859            7.045454          6.885290           13.188533      17.703896
   1.400                    7.686093             7.914436            7.033701          6.873696           13.124902      17.569213
   1.450                    7.682435             7.910603            7.027742          6.868064           13.093306      17.502319
   1.500                           -                    -                   -                 -                   -              -
   1.545                    7.675464             7.903459            7.016715          6.857106           13.033201      17.375833
   1.560                    7.674366             7.902382                   -                 -           13.023725              -
   1.570                    7.673588             7.901420            7.013716          6.854327           13.017459      17.342612
   1.575                    7.673219             7.901203            7.012498          6.853776           13.014272      17.335988
   1.600                    7.671373             7.899248            7.010005          6.850755           12.998432      17.302766
   1.650                    7.667679             7.896068            7.004437          6.845220           12.966983      17.236758
   1.695                    7.666469             7.894550                   -                 -           12.939049      17.178061
   1.700                    7.664045             7.894705            6.998954          6.839162           12.936001      17.171331
   1.710                    7.663287             7.890934            6.997502          6.838327           12.929624      17.158216
   1.720                    7.662555             7.890146            6.569097          6.411190           12.923391      17.145055
   1.725                    7.662213             7.889806            6.994507                 -           12.920265      17.138565
   1.750                    7.660355             7.888114            6.993955          6.827428           12.904666      17.106111
   1.795                           -             7.884411                   -                 -           12.876569      17.047196
   1.800                    7.656721             7.884019            6.986654          6.828079           12.873498      17.040642
   1.820                    7.655154             7.882666            6.984523          6.826809           12.861043      17.014637
   1.825                    7.654874                    -            6.984417                 -           12.857855      17.008042
   1.845                    7.653378             7.880833            6.981668          6.822927           12.845475      16.982212
   1.850                    7.653036                    -            6.981181          6.822363           12.842153      16.976483
   1.860                    7.679687             7.879583            6.979939          6.821288           12.836190      16.962868
   1.870                    7.651584             7.878907            6.978824          6.820135           12.829943      16.949840
   1.900                    7.649334             7.876553            6.975280          6.816497           12.810883      16.911858
   1.950                    7.645670                    -                   -                 -           12.784769              -
   1.960                    7.644833             7.872034            6.968292          6.809831           12.774254      16.833767
   1.970                    7.644224             7.871346            6.967091          6.808456           12.768110      16.820884
   1.995                    7.642377             7.869451            6.964231          6.804591           12.752646      16.788863
   2.000                    7.642045                    -            6.963660          6.805302           12.749587      16.782481
   2.010                    7.641277             7.868258            6.962520          6.804171           12.743396      16.769514
   2.020                           -             7.867560            6.961367                 -           12.737207              -
   2.095                    7.635050             7.861875            6.952597          6.794646           12.690979      16.661132
   2.100                    7.634711             7.861522            6.950840                 -           12.688255      16.654435
   2.120                           -             7.859892            6.949873                 -           12.675956      16.629462
   2.145                    7.631303             7.858165            6.955062          6.788833           12.660755      16.597599
   2.150                           -                    -                   -                 -                   -      16.591285
   2.160                    7.630316             7.856981            6.945116          6.786164           12.651293      16.578749
   2.170                    7.629575             7.856234            6.943976                 -           12.645062              -
   2.200                    7.627358             7.853987                   -                 -           12.626809              -
   2.260                    7.622985             7.849422            6.933507          6.775880           12.590261      16.452490
   2.270                    7.622262             7.848720            6.932420          6.774764           12.584202              -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
       2.295                        -        10.563804         8.997612        10.619012                -                  -
       2.300                        -        10.561361         8.995352        10.618532         8.451150           8.418315
       2.395                 6.003411        10.512956         8.954087        10.608635         8.443523           8.410474
       2.400                        -        10.510431         8.952085                -                -                  -
       2.450                        -        10.484896         8.930448        10.603149         8.439064           8.406160
       2.550                        -        10.434434         8.887344        10.593579         8.431609           8.398081
       2.600                        -                -                -                -                -                  -
       2.750                        -                -                -                -                -                  -
       2.850                        -                -                -                -                -                  -

PERSPECTIVE
 Standard Benefit           10.140386         9.490049         9.328999        10.117585        10.309176          10.431527
 Maximum Anniversary
    Value Benefit           10.137837         8.925703         8.289865        10.114954        10.306490          10.428807
 Earnings Protection
    Benefit                 10.135198         8.409894         8.745938        10.112318        10.303808          10.426091
 Combined Optional
    Benefits                10.132562         8.946420         8.132322        10.109685        10.301130          10.423372


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
       2.295                   7.620373                  -            6.927810                 -         12.568729        16.408631
       2.300                   7.620033           7.846481            6.928973          6.773233         12.565915        16.402394
       2.395                   7.613158           7.839495            6.917884                 -         12.508366        16.283879
       2.400                          -                  -            6.917358                 -         12.505272        16.277502
       2.450                   7.609087           7.835117            6.910565                 -         12.475110        16.215467
       2.550                   7.601826           7.827609            6.900125          6.743170         12.417615        16.102260
       2.600                          -                  -                   -                 -                 -                -
       2.750                          -                  -                   -                 -         12.295342        15.848370
       2.850                          -                  -                   -                 -                 -                -

PERSPECTIVE
 Standard Benefit             10.617896          10.530011            7.033747          6.873855         10.576004        15.865999
 Maximum Anniversary
    Value Benefit             10.615108          10.527258            7.988248          7.459073         10.781362         9.863712
 Earnings Protection
    Benefit                   10.612345          10.524517            7.347073          7.281090         10.631724         9.699673
 Combined Optional
    Benefits                  10.609581          10.521775            7.681162          7.472579         10.700500         9.814222


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
 M&E CLASS
   1.150                13.502664         12.655683     10.938551       14.714245         9.450867         4.954798
   1.250                        -                 -             -               -                -                -
   1.300                13.348862         12.511886     10.957013       14.550426         9.343273         4.935853
   1.400                13.247334         12.427603     10.931355       14.439570         9.272503         4.922613
   1.450                13.196854         12.369371     10.930100       14.384672         9.236841         4.916061
   1.500                        -                 -             -               -                -                -
   1.545                13.101374         12.290118             -               -         9.170018         4.903187
   1.560                        -         12.275926             -               -         9.159571                -
   1.570                13.076469         12.267955     10.926670       14.253464         9.152598         4.900328
   1.575                13.071454         12.241647             -       14.248019                -         4.899675
   1.600                13.046346         12.229754     10.925844       14.220795         9.131642         4.896461
   1.650                12.996842         12.191360     10.924030       14.168546         9.096816         4.889919
   1.695                12.951857         12.150017             -       14.117839         9.065687         4.883949
   1.700                12.947286         12.126168             -       14.112658         9.062641         4.883357
   1.710                12.937458         12.136933     10.922817       14.101900         9.055328         4.882075
   1.720                12.927132         12.117061             -       14.091115         9.048403         4.880592
   1.725                12.922184         12.102092             -               -         9.045153         4.880164
   1.750                12.897995         12.079925             -               -         9.027987         4.876918
   1.795                12.853734         12.057628             -               -         8.996634                -
   1.800                12.848892         12.053880             -       14.005308         8.993243         4.870296
   1.820                12.829338                 -             -               -         8.979463         4.866727
   1.825                12.824561                 -             -               -         8.979289                -
   1.845                12.804761         12.012459             -       13.957336         8.962413         4.864510
   1.850                12.799867         11.996199             -               -         8.958974                -
   1.860                12.790090         11.998711     10.918863       13.941399         8.952138         4.862570
   1.870                12.780361         11.977877             -       13.930607         8.945585         4.861203
   1.900                12.751067         11.942357             -       13.898769         8.924806         4.857369
   1.950                12.702542                 -             -               -                -                -
   1.960                12.692775         11.907431     10.915944       13.835265         8.884037         4.849614
   1.970                12.683171         11.906722             -       13.824677         8.878574         4.848313
   1.995                12.658909         11.875665             -               -         8.860317                -
   2.000                12.654074         11.859462             -       13.792890                -         4.844433
   2.010                12.644440         11.862316             -               -         8.850211         4.843174
   2.020                12.634673         11.832656             -               -         8.843416                -
   2.095                12.562634         11.784525     10.912224               -         8.792940         4.831871
   2.100                12.575436                 -             -               -                -         4.827976
   2.120                12.538616                 -             -               -                -                -
   2.145                12.514817         11.740159             -       13.641233         8.759820         4.825469
   2.150                        -                 -             -       13.635949                -                -
   2.160                12.500465         11.726255             -               -                -                -
   2.170                        -                 -             -               -                -                -
   2.200                        -                 -             -               -                -                -
   2.260                12.405309         11.637723             -               -         8.682840         4.810937
   2.270                12.395880         11.608902             -               -         8.676172         4.809645




                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio   Growth Portfolio I  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
  1.150                  15.204304       9.239838          10.167376          8.568248        7.754044        8.159377
  1.250                          -              -                  -                 -               -               -
  1.300                  15.029165       9.174459          10.095480          8.555924        7.742899        8.147794
  1.400                  14.915166       9.131132          10.047834          8.547564        7.735693        8.140004
  1.450                  14.858219       9.109532          10.024096          8.543458        7.731251        8.136089
  1.500                          -              -                  -                 -               -               -
  1.545                  14.749850       9.068674           9.978728          8.533662               -        8.128677
  1.560                          -              -                  -                 -               -               -
  1.570                  14.722689       9.057934           9.967321          8.533650               -        8.126706
  1.575                  14.717035       9.055760           9.964971          8.530339               -        8.126292
  1.600                  14.688987       9.045108           9.953167          8.530512               -        8.124394
  1.650                  14.632985       9.024643           9.929718          8.524593        7.717087        8.121005
  1.695                  14.582771       9.004491           9.908544          8.520397        7.713612               -
  1.700                  14.577451       9.002352           9.906195          8.523056        7.713173               -
  1.710                  14.566155       8.998078           9.901510          8.522140        7.712526        8.115838
  1.720                  14.555000       8.993845           9.896817          8.521524        7.711774        8.115123
  1.725                  14.549446              -           9.894247          8.517859        7.711420               -
  1.750                  14.521556       8.981070           9.882798          8.519090               -        8.112736
  1.795                          -       8.961915           9.861776          8.512126               -               -
  1.800                  14.466362       8.959824           9.859424          8.511676               -        8.108805
  1.820                  14.444324       8.951378           9.850093          8.513238               -               -
  1.825                  14.443925              -                  -          8.509954               -               -
  1.845                  14.416783       8.940755           9.838464          8.511452        7.702548        8.105322
  1.850                  14.411217       8.938632           9.836109          8.507890        7.702099               -
  1.860                  14.400160       8.934404           9.831488          8.509931        7.701443        8.104183
  1.870                  14.389243       8.930043           9.919331          8.506275        7.700656        8.103359
  1.900                  14.356369       8.917539           9.812887          8.503618        7.698484        8.101061
  1.950                          -              -                  -                 -               -               -
  1.960                  14.290617       8.892211           9.785078          8.501787        7.694057        8.096403
  1.970                  14.279391       8.887995           9.780389          8.497920        7.693278        8.095829
  1.995                  14.252518       8.877479           9.768892          8.498944        7.691480               -
  2.000                  14.247904              -           9.766581          8.495596        7.691099               -
  2.010                  14.236229       8.871183           9.761947          8.497728        7.690368               -
  2.020                  14.225354              -                  -          8.494009               -               -
  2.095                  14.142872       8.835558           9.722762          8.490848               -               -
  2.100                  14.141815       8.833451           9.720461          8.487517               -               -
  2.120                  14.117180              -                  -                 -               -               -
  2.145                  14.090345              -           9.699798                 -               -               -
  2.150                  14.084852              -           9.697542                 -               -               -
  2.160                  14.074091       8.808411           9.692926          8.485515               -        8.080877
  2.170                  14.063368       8.804231           9.688298                 -               -        8.080104
  2.200                          -              -           9.674620          8.479262               -               -
  2.260                  13.967125       8.766804           9.647146          8.474346        7.671984        8.073167
  2.270                  13.956391       8.762642           9.642581                 -        7.671176               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                        PPM America/      PPM America/    PPM America/                        Putnam/JNL        Putnam/JNL
                        JNL High Yield     JNL Money       JNL Value       Putnam/JNL        International        Midcap
                        Bond Portfolio  Market Portfolio   Portfolio     Equity Portfolio  Equity Portfolio  Growth Portfolio
                        -------------     ------------    ------------    --------------     -------------     -------------
M&E CLASS
   2.295                  12.372231         11.606597             -                 -          8.656448                 -
   2.300                  12.367671         11.601107             -         13.480564          8.657143          4.805918
   2.395                  12.278043         11.518402             -                 -          8.593775          4.793641
   2.400                          -                 -             -                 -                 -          4.792963
   2.450                  12.226223         11.470125             -                 -          8.552510          4.786675
   2.550                  12.141023         11.380553             -                 -          8.492644          4.773797
   2.600                          -                 -             -                 -                 -                 -
   2.750                          -                 -             -                 -                 -                 -
   2.850                          -                 -             -                 -                 -                 -

PERSPECTIVE
 Standard Benefit         12.703777         12.177997     10.931352         12.088128          9.155374          4.922791
 Maximum Anniversary
    Value Benefit          9.992572          9.954580     10.928603          7.385109          7.985237          7.275079
 Earnings Protection
    Benefit               10.131827          9.969540     10.925848          6.948669          7.544136          6.375485
 Combined Optional
    Benefits              10.011542          9.932391     10.923097          7.529066          7.952950          7.320481


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio    Growth Portfolio I Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                        -        8.752301          9.631195                   -              -                -
   2.300                13.924410        8.750194          9.628911            8.471103       7.668912                -
   2.395                        -        8.710908          9.585741                   -              -                -
   2.400                        -        8.708920          9.583455                   -              -                -
   2.450                13.766002        8.688297          9.560798                   -       7.657951                -
   2.550                13.661166               -          9.515661            8.450795              -                -
   2.600                        -               -          9.493182                   -              -                -
   2.750                        -               -                 -                   -              -                -
   2.850                        -               -                 -                   -              -                -

PERSPECTIVE
 Standard Benefit       12.990466        9.131430     1    0.046943           10.446124      10.470313        10.471337
 Maximum Anniversary
    Value Benefit        7.881003        8.392490          9.162627           10.443408      10.468432        10.468606
 Earnings Protection
    Benefit              7.565227        7.865258          8.894066           10.440690      10.465713        10.465880
 Combined Optional
    Benefits             8.012879        8.115548          9.070491           10.437972      10.462984        10.463151

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150                8.305062            8.146720           9.906787               8.656812           16.087669
   1.250                       -                   -                  -                      -                   -
   1.300                8.246542            8.089230           9.836690               8.595263           15.904449
   1.400                8.207773            8.051149           9.790230               8.554407           15.783426
   1.450                8.188408            8.032153           9.767107               8.534233           15.723334
   1.500                       -                   -                  -                      -                   -
   1.545                8.151831            7.996216           9.723237               8.495787           15.609703
   1.560                       -                   -                  -                      -                   -
   1.570                8.142237            7.986784           9.711745               8.485670           15.566664
   1.575                8.140312            7.984910           9.709457                      -           15.605437
   1.600                8.130720            7.975487           9.697956               8.473398           15.544133
   1.650                8.111079            7.957421           9.674910               8.453539           15.486170
   1.695                       -            7.939760           9.654443                      -           15.432014
   1.700                8.092126            7.937913           9.652379               8.433409           15.425889
   1.710                8.088651            7.934168           9.647583               8.429411           15.413567
   1.720                8.085011            7.930427           9.643025               8.425402           15.412232
   1.725                8.082889            7.928544           9.640740                      -           15.393651
   1.750                       -            7.919246           9.629281                      -           15.367110
   1.795                       -                   -           9.608840               8.395189                   -
   1.800                8.054265            7.900520           9.606546                      -           15.308734
   1.820                8.046822            7.893080           9.597470               8.385090           15.285280
   1.825                8.044908            7.891219           9.595188                      -                   -
   1.845                       -            7.883781           9.586115               8.375481           15.256121
   1.850                       -            7.881891           9.583848               8.373485           15.250423
   1.860                8.031640            7.878193           9.579301               8.369531           15.238686
   1.870                8.027850            7.874472           9.574733               8.365533           15.227276
   1.900                8.016503            7.863316           9.561189                      -           15.192389
   1.950                       -                   -                  -               8.334007           15.134354
   1.960                7.993866            7.841085           9.534072               8.329698           15.122765
   1.970                7.990085            7.837228           9.529523               8.325347           15.111241
   1.995                       -            7.828134           9.518280                      -           15.082424
   2.000                       -                   -           9.516022                      -           15.076649
   2.010                       -                   -           9.511530               8.309985           15.065179
   2.020                       -                   -           9.507033                      -           15.053620
   2.095                7.943009            7.788130           9.473325                      -           14.967652
   2.100                       -            7.790307           9.471105                      -           14.960150
   2.120                       -                   -                  -                      -                   -
   2.145                       -            7.772918           9.450926                      -           14.911299
   2.150                       -                   -                  -                      -                   -
   2.160                7.918881            7.767405           9.444210               8.251049           14.893590
   2.170                7.915042            7.763745           9.439748               8.246985                   -
   2.200                       -            7.752752           9.426349                      -                   -
   2.260                7.881609            7.730808           9.399610               8.211792           14.780278
   2.270                7.877859            7.727167           9.395166               8.207973                   -

                 Salomon
              Brothers/JNL
             U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                & Quality          JNL Established     JNL Mid-Cap           Price/JNL
             Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
            ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150       15.545949            18.843575             21.449599         9.146925
   1.250               -                    -             21.286661                -
   1.300       15.368932            18.630366             21.205538         9.109982
   1.400       15.251987            18.488593             21.044157         9.085725
   1.450       15.193869            18.418249             20.964005         9.073605
   1.500               -                    -                     -                -
   1.545       15.084126            18.284999             20.812357         9.050589
   1.560               -            18.264079             20.788771         9.047004
   1.570       15.055285            18.250186             20.772844         9.044587
   1.575       15.049547            18.241916             20.805281         9.044030
   1.600       15.021478            18.208404             20.725565         9.037365
   1.650       14.963779            18.139067             20.646261         9.025273
   1.695       14.912285            18.076512             20.575578         9.014513
   1.700       14.906668            18.069911             20.567420         9.013288
   1.710       14.895208            18.056070             20.551889         9.010864
   1.720       14.883794            18.042354             20.536213         9.008520
   1.725       14.878167            18.035360             20.528334         9.007319
   1.750       14.849765            18.001343             20.489280         9.001257
   1.795       14.798802                    -             20.419061         8.990460
   1.800       14.793195            17.932489             20.411159         8.989119
   1.820       14.770654            17.904635             20.379661         8.984430
   1.825               -                    -             20.371222                -
   1.845       14.742430            17.870969             20.341165         8.978454
   1.850       14.736736            17.864040             20.333413         8.977216
   1.860       14.725546            17.850395             20.317945         8.974838
   1.870       14.714460            17.836781             20.302308         8.972478
   1.900       14.680658            17.796323             20.255872         8.965769
   1.950               -                    -             20.172119         8.951175
   1.960       14.613558            17.714716             20.163399         8.951058
   1.970       14.602426            17.701191             20.147953         8.948495
   1.995       14.574535            17.667455             20.107656         8.942557
   2.000       14.568970            17.660800             20.101795         8.941364
   2.010       14.557847            17.647203             20.086576         8.939024
   2.020       14.546713                    -             20.071106         8.936634
   2.095       14.463649            17.532849             19.956492         8.918678
   2.100       14.458169            17.526300             19.948892         8.916465
   2.120               -            17.499538             19.918409                -
   2.145       14.408593            17.466233             19.880541         8.906901
   2.150               -            17.459565             19.872891         8.905694
   2.160       14.392054            17.446137             19.857748         8.903300
   2.170       14.381557            17.432919             19.842451         8.900949
   2.200               -                    -                     -                -
   2.260       14.282581            17.313566             19.706674         8.879563
   2.270       14.271653                    -             19.691677         8.877114

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295                       -            7.718052               9.384041                     -         14.740812
   2.300                       -            7.716228               9.381825                     -         14.735037
   2.395                7.831573                   -               9.339723              8.159336         14.628773
   2.400                7.829721                   -               9.337499              8.157399                 -
   2.450                7.811293            7.661773               9.315433              8.138055         14.567400
   2.550                7.774490                   -               9.271417                     -         14.453684
   2.600                       -                   -                      -                     -                 -
   2.750                       -                   -                      -                     -                 -
   2.850                7.665325                   -                      -                     -                 -

PERSPECTIVE
 Standard Benefit       8.208062            8.051112               9.790162              8.554906         15.458010
 Maximum Anniversary
    Value Benefit       7.631374            7.688925               8.876505              7.782598         10.754497
 Earnings Protection
    Benefit             7.428557            7.408135               8.442281              7.287328         10.949031
 Combined Optional
    Benefits                   -            7.719684               8.740810                     -         10.542063

                             Salomon
                          Brothers/JNL
                         U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                            & Quality          JNL Established       JNL Mid-Cap         Price/JNL
                         Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                        ------------------    -----------------    ----------------   -------------------
M&E CLASS
        2.295             14.244464              17.267378           19.654024          8.871146
        2.300             14.238791              17.260762           19.646492          8.870089
        2.395             14.136024              17.135917           19.504651          8.847649
        2.400                     -              17.129327           19.497000                 -
        2.450             14.076619              17.064698           19.422077          8.833517
        2.550             13.962653              16.941095           19.275087          8.815018
        2.600                     -                      -                   -                 -
        2.750             13.758273                      -                   -                 -
        2.850                     -                      -                   -                 -

PERSPECTIVE
 Standard Benefit         14.695741              15.908477           16.992494          9.196032
 Maximum Anniversary
    Value Benefit         10.813020               7.700062            8.429058          8.383234
 Earnings Protection
    Benefit               11.280133               7.588166            7.912177          7.965692
 Combined Optional
    Benefits              10.546315               7.630275            8.193424          8.359337

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
               --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   1.150          110,104           60,212              115,709          70,730            167,394         143,943
   1.250                -                -               13,064           7,815                  -               -
   1.300          113,224           52,669              108,280          37,624             62,296          68,959
   1.400           31,732           23,506               51,311          40,998             79,381          45,251
   1.450           12,265            7,886               33,911          13,375             11,863          13,935
   1.500                -                -                    -               -                  -               -
   1.545            2,287                -                3,341           3,303              8,456           4,917
   1.560                -                -                    -               -                  -             484
   1.570            2,068            1,631               10,811           2,886             11,075           3,130
   1.575                -                -                    -               -                  -               -
   1.600            5,829           11,423               16,464           4,349             75,519           7,382
   1.650           10,164            2,123                1,639           3,778              2,572           7,329
   1.695              547                -                  457             375                  -             743
   1.700            6,740            4,908                5,948          12,515              7,961           5,136
   1.710          107,372           33,713               99,897          45,079            114,592          98,238
   1.720            4,285                -                1,193           8,426                364           7,071
   1.725                -                -                    -               -                  -               -
   1.750            1,958              840                    -             522              6,075              20
   1.795                -                -                1,345             465                  -             301
   1.800           23,244           15,131                2,526           3,655              3,746           2,025
   1.820            1,059              244                4,909           7,812                  -              36
   1.825                -                -                    -               -                  -               -
   1.845            5,096            9,816                8,037           6,832                  -           6,638
   1.850                -                -                    -               -                  -               -
   1.860           52,367            6,642               78,737          26,974            151,176          25,691
   1.870                -                -                    -               -                  -               -
   1.900            5,222           10,943                2,839           2,139              1,034           2,957
   1.950               65                -                    -               -                  -               -
   1.960           27,611            5,186               41,184          46,048             18,349          29,226
   1.970                -                -                    -               -                  -               -
   1.995            1,155              659                1,172           1,845              2,240           5,969
   2.000                -                -                1,959           1,960                  -           2,066
   2.010            2,647                -                  717             310                298               -
   2.020                -                -                    -               -                  -               -
   2.095            5,578            5,956                5,812           2,468              5,997           7,701
   2.100                -                -                    -              54                  -               -
   2.120                -                -                    -             415                  -           1,053
   2.145                -                -                2,120               -                  -               -
   2.150                -                -                    -               -                  -               -
   2.160            2,644            1,326                  741           3,581              1,383           2,876
   2.170                -                -                    -               -                  -               -
   2.200                -                -                    -               -                  -               -
   2.260            2,955            1,241                1,762           1,254              2,860          12,499
   2.270                -                -                    -               -                  -               -


                   Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                   SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
               Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
               ---------------    --------------    ---------------    --------------    ---------------    ---------------
M&E CLASS
   1.150         110,384              -                -                  -                 690,608            -
   1.250               -              -                -                  -                       -            -
   1.300          59,693              -                -                  -                 240,286            -
   1.400          48,295              -                -                  -                  97,239            -
   1.450           5,159              -                -                  -                  43,257            -
   1.500               -              -                -                  -                  20,346            -
   1.545           2,650              -                -                  -                  25,238            -
   1.560             285              -                -                  -                       -            -
   1.570           4,551              -                -                  -                  28,141            -
   1.575               -              -                -                  -                       -            -
   1.600          35,774              -                -                  -                  15,848            -
   1.650           3,675              -                -                  -                 112,272            -
   1.695           2,173              -                -                  -                  12,655            -
   1.700          14,218              -                -                  -                  18,019            -
   1.710          72,682              -                -                  -                 510,581            -
   1.720           2,704              -                -                  -                  12,109            -
   1.725               -              -                -                  -                       -            -
   1.750           6,034              -                -                  -                   2,532            -
   1.795               -              -                -                  -                       -            -
   1.800           2,028              -                -                  -                  37,631            -
   1.820              23              -                -                  -                     264            -
   1.825               -              -                -                  -                       -            -
   1.845             426              -                -                  -                  28,402            -
   1.850               -              -                -                  -                       -            -
   1.860          37,933              -                -                  -                 282,233            -
   1.870               -              -                -                  -                       -            -
   1.900           1,222              -                -                  -                 105,903            -
   1.950             893              -                -                  -                       -            -
   1.960          15,846              -                -                  -                 123,531            -
   1.970               -              -                -                  -                       -            -
   1.995             882              -                -                  -                   2,235            -
   2.000             754              -                -                  -                       -            -
   2.010           7,857              -                -                  -                  11,910            -
   2.020               -              -                -                  -                       -            -
   2.095           3,042              -                -                  -                     854            -
   2.100               -              -                -                  -                       -            -
   2.120             361              -                -                  -                       -            -
   2.145             171              -                -                  -                     196            -
   2.150               -              -                -                  -                       -            -
   2.160           1,400              -                -                  -                   6,679            -
   2.170               -              -                -                  -                       -            -
   2.200               -              -                -                  -                   1,408            -
   2.260           8,555              -                -                  -                  19,941            -
   2.270               -              -                -                  -                       -            -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                             AIM/              AIM/                 AIM/                            Alliance
                        JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
                       Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
                       --------------       ------------        ------------    ------------     ------------      ------------
M&E CLASS
        2.295                      -                  -                  10               -              -             1,314
        2.300                  3,552              2,816               5,720           3,693             316             2,161
        2.395                      -              3,581               4,314           4,707           1,794             4,607
        2.400                      -                  -                   -               -               -                 -
        2.450                  2,052                  -                 438           1,110              28             4,863
        2.550                  3,028              1,143                 581           1,783             570               421
        2.600                      -                  -                   -               -               -                 -
        2.750                      -                  -                   -               -               -                 -
        2.850                      -                  -                   -               -               -                 -

PERSPECTIVE
 Standard Benefit            257,926            331,809             822,117      10,831,130       4,300,783         3,659,294
 Maximum Anniversary
    Value Benefit              5,990             10,363               5,112          30,756          34,178             8,465
 Earnings Protection
    Benefit                    1,198              5,503               2,139          34,641          24,493            24,346
 Combined Optional
    Benefits                     437              2,331               2,341           1,332          13,895             2,483
                       --------------       ------------        ------------    ------------    ------------       ------------

 Total                       812,401            613,601           1,458,657      11,266,739       5,110,688         4,213,530
                       ==============       ============        ============    ============    ============       ============


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   2.295                          -                 -                -                   -                  -                 -
   2.300                      2,554                 -                -                   -             40,824                 -
   2.395                        526                 -                -                   -              3,440                 -
   2.400                          -                 -                -                   -                  -                 -
   2.450                      1,266                 -                -                   -             65,412                 -
   2.550                        524                 -                -                   -             11,181                 -
   2.600                          -                 -                -                   -                  -                 -
   2.750                          -                 -                -                   -                  -                 -
   2.850                          -                 -                -                   -                  -                 -

PERSPECTIVE
 Standard Benefit         4,636,439         1,953,721          692,179           1,660,329          1,663,442         1,079,249
 Maximum Anniversary
    Value Benefit             8,500                 -                -                   -              2,671                 -
 Earnings Protection
    Benefit                  15,417            55,402           38,427              58,159             51,859            38,703
 Combined Optional
    Benefits                  5,505                 -                -                   -                  -                 -
                       ---------------    --------------    ---------------    --------------    ---------------    ---------------

 Total                    5,120,401         2,009,123          730,606           1,718,488          4,289,147         1,117,952
                       ===============    ==============    ===============    ==============    ===============    ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                First Trust/JNL
               Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                  Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
               Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
               ----------------   ---------------   ----------------   ---------------   ---------------   ---------------
M&E CLASS
   1.150                -           736,121            481,052             -                952,638             -
   1.250                -                 -                  -             -                      -             -
   1.300                -           275,854            176,927             -                492,647             -
   1.400                -           125,186             66,919             -                217,395             -
   1.450                -            49,772             30,995             -                105,586             -
   1.500                -            18,806             13,243             -                 20,290             -
   1.545                -            39,076             21,069             -                 36,225             -
   1.560                -                 -                  -             -                      -             -
   1.570                -            28,624             18,106             -                 39,723             -
   1.575                -                 -                  -             -                      -             -
   1.600                -            22,745             12,903             -                 50,517             -
   1.650                -           131,844             68,859             -                161,416             -
   1.695                -            15,874              8,969             -                 16,361             -
   1.700                -            28,063             11,062             -                 30,811             -
   1.710                -           665,655            329,371             -                661,018             -
   1.720                -            18,439             10,269             -                 31,707             -
   1.725                -                 -                  -             -                      -             -
   1.750                -            17,971              4,243             -                 20,325             -
   1.795                -               736                  -             -                      -             -
   1.800                -            42,025             22,604             -                 69,768             -
   1.820                -             1,707                175             -                  2,041             -
   1.825                -                 -                  -             -                      -             -
   1.845                -            31,310             20,999             -                 47,649             -
   1.850                -                 -                  -             -                      -             -
   1.860                -           317,029            189,004             -                410,448             -
   1.870                -                 -                  -             -                      -             -
   1.900                -           122,404             69,727             -                145,043             -
   1.950                -                 -                  -             -                      -             -
   1.960                -           119,222             82,650             -                160,380             -
   1.970                -                 -                  -             -                      -             -
   1.995                -            12,500              4,926             -                 37,396             -
   2.000                -                 -                  -             -                      -             -
   2.010                -            15,004              7,514             -                 16,709             -
   2.020                -                 -                  -             -                      -             -
   2.095                -               818                551             -                  2,848             -
   2.100                -               444                307             -                    467             -
   2.120                -                 -                  -             -                  1,300             -
   2.145                -             3,477                772             -                  5,032             -
   2.150                -                 -                  -             -                      -             -
   2.160                -            19,069              4,280             -                 22,624             -
   2.170                -                 -                  -             -                      -             -
   2.200                -             1,355                936             -                  1,490             -
   2.260                -            34,391             14,164             -                 29,155             -
   2.270                -                 -                  -             -                      -             -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                                                       JPMorgan/JNL
             First Trust/JNL      Janus/JNL       Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
             The S&P Target       Aggressive       Balanced        Capital            Global          S&P 500 Stock
              10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
             ---------------    --------------  -------------   --------------    ---------------     --------------
M&E CLASS
   1.150        740,159           36,898         231,323          26,363             -                     93,034
   1.250              -            6,558               -               -             -                          -
   1.300        280,949           18,820         176,271          10,395             -                     40,511
   1.400        119,934           23,094          79,128          22,402             -                     69,803
   1.450         53,406           19,568          17,199           8,459             -                     31,019
   1.500         18,432                -               -               -             -                          -
   1.545         30,184               66           6,710               -             -                          -
   1.560              -                -               -               -             -                          -
   1.570         29,641            2,642           3,436           3,396             -                      2,172
   1.575              -                -               -               -             -                          -
   1.600         20,320            3,250          25,293             348             -                      7,549
   1.650        112,926            1,820          21,694           1,208             -                      6,342
   1.695         14,635              687           2,363               -             -                      1,422
   1.700         15,856            4,212          17,956             582             -                     22,441
   1.710        528,998           16,236          96,057          20,669             -                    570,485
   1.720         12,364            3,494          15,690               -             -                     25,566
   1.725              -                -               -               -             -                          -
   1.750         13,236            1,229           7,283           1,659             -                     12,974
   1.795            416                -             390               -             -                      1,692
   1.800         33,144              458           8,903           1,903             -                     10,140
   1.820            241              509               -               -             -                      4,201
   1.825              -                -               -               -             -                          -
   1.845         29,281            2,277           8,262             185             -                      3,534
   1.850              -                -               -               -             -                          -
   1.860        276,246           38,399          90,759           7,157             -                     62,361
   1.870              -                -               -               -             -                          -
   1.900        104,871              536           3,478           1,275             -                     18,439
   1.950              -               16               -               -             -                          -
   1.960        124,970            7,823          39,159           7,569             -                      9,986
   1.970              -                -               -               -             -                          -
   1.995          9,344            1,831          11,925             344             -                        118
   2.000              -              527           1,420               -             -                          -
   2.010         11,231            1,430           2,056           1,553             -                        621
   2.020              -                -               -               -             -                          -
   2.095            839              287           5,827             583             -                      2,255
   2.100            436                -              89               -             -                        575
   2.120              -              321               -               -             -                          -
   2.145          1,689              993               -               -             -                          -
   2.150              -                -               -               -             -                          -
   2.160          5,320              196           4,099           4,814             -                      2,996
   2.170              -                -               -               -             -                          -
   2.200          1,256                -               -               -             -                          -
   2.260         26,507              572           4,112           1,517             -                      5,672
   2.270              -                -               -               -             -                          -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                        First Trust/JNL
                       Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                          Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                       Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------      ------------        ------------     ------------
M&E CLASS
   2.295                           -               -                   -                 -                  817                -
   2.300                           -          49,907              26,444                 -               52,769                -
   2.395                           -           3,434               2,747                 -                3,724                -
   2.400                           -               -                   -                 -                    -                -
   2.450                           -          62,263              42,088                 -               67,025                -
   2.550                           -           9,175               6,071                 -                9,589                -
   2.600                           -               -                   -                 -                    -                -
   2.750                           -               -                   -                 -                    -                -
   2.850                           -               -                   -                 -                    -                -

PERSPECTIVE
 Standard Benefit          2,094,390       1,813,423           1,570,798         3,471,994            6,515,857        1,205,985
 Maximum Anniversary
    Value Benefit                  -           2,788               2,717                 -               20,134                -
 Earnings Protection
    Benefit                  110,535          84,761             104,369            98,062              100,301           58,973
 Combined Optional
    Benefits                       -               -                   -                 -                2,541                -
                       --------------      ------------        ------------      ------------        ------------     ------------

 Total                     2,204,925       4,921,272           3,427,830         3,570,056           10,561,766        1,264,958
                       ==============      ============        ============      ============        ============     ============

                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------

M&E CLASS
   2.295                           -                    -             739               -                 -                    -
   2.300                      37,336                  377          10,789           1,389                 -               14,060
   2.395                       3,373                    -             461               -                 -                    -
   2.400                           -                    -               -               -                 -                    -
   2.450                      63,218                  129           9,076               -                 -                4,002
   2.550                       9,199                    -              69             724                 -                1,101
   2.600                           -                    -               -               -                 -                    -
   2.750                           -                    -               -               -                 -                    -
   2.850                           -                    -               -               -                 -                    -

PERSPECTIVE
 Standard Benefit          2,794,216           11,223,192       5,839,788      11,407,014        12,349,379               83,108
 Maximum Anniversary
    Value Benefit              2,754                3,819          39,656           5,601                 -                    -
 Earnings Protection
    Benefit                  112,330               31,227          36,997          21,474                 -                    -
 Combined Optional
    Benefits                       -                2,823           4,540             173                 -                    -
                       --------------         ------------    ------------    ------------      ------------         ------------

Total                      5,639,257           11,456,316       6,822,997      11,558,756        12,349,379            1,108,179
                       ==============         ============    ============    ============      ============         ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   1,450             198,629          216,551          221,612          175,966             251,940
   1.250                       -               9,920           11,185                -                -                   -
   1.300                   3,289             154,000          123,077           96,757          140,393             172,520
   1.400                   2,171              70,519           72,723           66,903           55,369              63,727
   1.450                       -              31,702           52,324           48,780           59,645              54,166
   1.500                       -                   -                -                -                -                   -
   1.545                       -               6,664            4,788                -            2,229               4,047
   1.560                       -                   -                -                -                -                 775
   1.570                       -               2,324            4,553            7,332            5,957               9,299
   1.575                       -                   -                -                -                -                   -
   1.600                     481              13,009           12,920           58,570           41,950              51,862
   1.650                       -              17,546           15,376           17,580           17,860              22,177
   1.695                       -               2,042            4,088            1,049            2,091               6,475
   1.700                   1,502              11,098           11,809            5,947           14,043              12,927
   1.710                  11,507             142,885          225,127          210,570          167,453             216,340
   1.720                       -              17,726           14,209            6,123           17,104              15,280
   1.725                       -                   -                -                -                -                   -
   1.750                       -               1,530            4,543           34,856            5,612               7,603
   1.795                       -               1,121            1,043                -               61                   -
   1.800                       -              12,213            5,535            7,401            4,617               4,399
   1.820                       -               7,851            8,993            2,556            1,308               1,111
   1.825                       -                   -                -                -                -                   -
   1.845                       -               9,446           19,507           11,168            2,375               3,345
   1.850                       -                   -                -                -                -                   -
   1.860                     675             118,377          116,883          166,168          164,277             219,769
   1.870                       -                   -                -                -            7,768               9,865
   1.900                       -               9,730           13,114           13,252            6,948              10,241
   1.950                       -                  50               57                -                -                   -
   1.960                   2,737              39,620           42,406           35,329           42,201              60,563
   1.970                       -                   -                -                -                -                   -
   1.995                       -               3,443            3,027           17,728               49               9,094
   2.000                       -               1,761            4,346                -                -                 602
   2.010                       -               9,627           10,575            4,124            4,804               2,594
   2.020                       -                   -                -                -                -                   -
   2.095                   6,476               7,564            7,521            2,296                -               1,497
   2.100                       -                 114               71                -                -                   -
   2.120                       -                 770            1,017                -                -                 633
   2.145                       -               3,964            4,720           16,587              138                 138
   2.150                       -                   -                -                -                -                   -
   2.160                       -              10,164            8,404            5,567            2,710               3,033
   2.170                       -                   -                -                -                -                   -
   2.200                       -                   -                -            1,042            1,377               1,423
   2.260                     310               9,524            8,943           11,145           15,103              19,998
   2.270                       -                   -                -                -                -                   -

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    508,853               203,149            321,692           111,024            813,642         206,144
   1.250                          -                     -                  -                 -                  -           6,538
   1.300                    363,354               152,424            153,885            63,660            441,234         165,008
   1.400                    180,736                66,645            119,483            36,091            184,175         114,414
   1.450                    154,134                38,057             29,061             5,052             97,236          18,956
   1.500                          -                     -                  -                 -                  -               -
   1.545                      4,153                 2,031             15,294             3,396             23,571           1,033
   1.560                        834                   828                  -                 -              1,038               -
   1.570                     23,061                 5,420              4,749             2,181             46,377           9,871
   1.575                          -                     -                  -                 -                  -               -
   1.600                     76,112                48,404             46,276             1,490             47,963           5,408
   1.650                     29,303                29,303             15,407             9,368             52,548           8,482
   1.695                      2,379                 4,666                  -                 -             10,638           2,145
   1.700                     49,124                 9,013             22,855             2,195             81,007          28,301
   1.710                    405,146               199,123            156,251            47,078            749,211         256,702
   1.720                     17,179                 2,759                182                71             31,172           6,028
   1.725                          -                     -                  -                 -                  -               -
   1.750                     29,162                 7,372              1,933               935             31,909           2,071
   1.795                          -                   226                  -                 -                904           1,620
   1.800                      9,671                 4,018              6,573             4,425             30,041           7,780
   1.820                      1,640                 1,193                490                37             10,924             580
   1.825                          -                     -                  -                 -                  -               -
   1.845                     16,925                 3,527              3,319             3,180            111,887           5,038
   1.850                          -                     -                  -                 -                  -               -
   1.860                    301,613               212,147            135,922            22,326            285,005          92,571
   1.870                     13,070                10,484                  -                 -                  -               -
   1.900                     27,953                 9,741              8,701             4,986             51,265           2,978
   1.950                      2,760                     -                  -                 -                 67               -
   1.960                    102,302                55,753             32,807            11,427            196,657          34,008
   1.970                          -                     -                  -                 -                  -               -
   1.995                     29,098                11,139              2,873               262             14,902           4,960
   2.000                        645                     -                  -                 -             11,669           2,622
   2.010                      3,132                 6,468              2,789               333              7,516               -
   2.020                          -                     -                  -                 -                  -               -
   2.095                      3,387                 1,538              4,327               920             22,994           4,116
   2.100                          -                     -                 94                 -                 60               -
   2.120                          -                   654              1,131                 -              1,349             369
   2.145                        149                 1,078                124               266              2,736           4,362
   2.150                          -                     -                  -                 -                  -               -
   2.160                      2,617                15,776              1,129                90             11,063             536
   2.170                          -                     -                  -                 -                  -               -
   2.200                      2,140                 1,525                  -                 -                360               -
   2.260                     31,716                16,696              5,575             3,085             38,876          17,989
   2.270                          -                     -                  -                 -                  -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                           -               280              310               966               -                -
   2.300                           -             8,407           12,440            12,211           8,639           11,352
   2.395                       3,358             4,872            4,585               232             287              284
   2.400                           -                 -                -                 -               -                -
   2.450                           -             6,482            7,175             4,783           3,184            2,535
   2.550                           -             2,589            2,534               616             451            2,243
   2.600                           -                 -                -                 -               -                -
   2.750                           -                 -                -                 -               -                -
   2.850                           -                 -                -                 -               -                -

PERSPECTIVE
 Standard Benefit             22,509         1,945,294        2,022,206            79,158          30,077           87,434
 Maximum Anniversary
    Value Benefit                  -            17,502            3,935                 -               -                -
 Earnings Protection
    Benefit                        -             5,755            8,171                 -               -                -
 Combined Optional
    Benefits                       -               476               81                 -               -                -
                          -------------     ------------     ------------    --------------   --------------    --------------

                              56,465         2,916,590        3,090,872        1,168,408        1,002,046        1,341,291
                          =============     ============     ============    ==============   ==============    ==============

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   2.295                          2,599                  -                  12                 -              1,983            2,250
   2.300                         40,875             14,689              30,620               421             56,930           10,553
   2.395                            314                955               3,945                 -              3,013            1,000
   2.400                              -                  -                   -                 -                  -                -
   2.450                         21,236              3,087               2,896                 -             36,569            8,384
   2.550                         21,113              2,245               2,813             1,039             15,350            2,099
   2.600                              -                  -                   -                 -                  -                -
   2.750                              -                  -                   -                 -                216                -
   2.850                              -                  -                   -                 -                  -                -

PERSPECTIVE
 Standard Benefit               212,193             57,890           2,229,767           596,099          6,035,970       11,302,837
 Maximum Anniversary
    Value Benefit                     -                  -              13,107             4,981             14,587           62,497
 Earnings Protection
    Benefit                      25,100                  -              16,677            14,422             11,568           40,644
 Combined Optional
    Benefits                          -                  -               5,471             1,783              4,196            7,242
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

 Total                        2,715,778          1,200,023           3,398,230           952,623          9,590,378       12,448,136
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)



                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150                291,239           540,701         1,938         22,207            98,850            96,014
   1.250                      -                 -             -              -                 -                 -
   1.300                124,707           280,391         3,824          9,642            95,683            97,140
   1.400                 64,076           126,368         4,144          5,683            73,013            24,404
   1.450                 32,045            55,558           166         18,472            21,232             9,542
   1.500                      -                 -             -              -                 -                 -
   1.545                  2,634             7,315             -              -             4,655               182
   1.560                      -                 -             -              -               713                 -
   1.570                  3,542             1,174           952          1,509             3,268             2,328
   1.575                      -                 -             -              -                 -                 -
   1.600                 29,771            28,058           685          1,170            42,530             9,289
   1.650                  8,358            94,690           449            257             2,847             8,031
   1.695                    208             9,956             -            266             4,606               765
   1.700                  9,786           119,519             -          3,491             5,498            11,094
   1.710                115,052           207,572         1,213         15,678            83,070            53,866
   1.720                  4,134             6,250             -              -             3,916               475
   1.725                      -                 -             -              -                 -                 -
   1.750                 20,347             6,963             -              -             1,473               442
   1.795                    432             7,473             -              -             1,257                 -
   1.800                 13,971            17,529             -         14,451             3,697             6,052
   1.820                  2,098                 -             -              -            12,303                32
   1.825                      -                 -             -              -                 -                 -
   1.845                  5,646             9,287             -            705                 -             6,201
   1.850                      -                 -             -              -                 -                 -
   1.860                 57,468           350,802         1,487          2,949           102,860            21,834
   1.870                      -                 -             -              -                 -                 -
   1.900                  2,548            16,246             -          9,237             3,692             9,909
   1.950                    819                 -             -              -                 -                 -
   1.960                 67,853           104,785         1,381          4,337            58,569            35,705
   1.970                      -                 -             -              -                 -                 -
   1.995                  6,399            20,594             -              -             1,234                 -
   2.000                  3,873                 -             -            365                 -               953
   2.010                    973             3,669             -              -             1,378             4,186
   2.020                      -                 -             -              -                 -                 -
   2.095                 16,391             2,523         1,135              -             8,505                 -
   2.100                     20                 -             -              -                 -                55
   2.120                  1,036                 -             -              -                 -                 -
   2.145                  1,879             5,110             -          2,109               888               125
   2.150                      -                 -             -              -                 -                 -
   2.160                  3,269            10,587             -              -                 -                 -
   2.170                      -                 -             -              -                 -                 -
   2.200                      -                 -             -              -                 -                 -
   2.260                 12,902            12,014             -              -             1,703             7,001
   2.270                      -                 -             -              -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   1.150               69,138           703,200           1,273,119           324,746         57,017          129,059
   1.250                    -                 -                   -                 -              -                -
   1.300               43,465           195,835             747,818           298,650         16,832          108,156
   1.400               27,589           230,240             253,103           101,997          5,324           11,594
   1.450               35,018            28,707             100,482            18,745            312           21,207
   1.500                    -                 -                   -                 -              -                -
   1.545                4,743             2,407              27,490               316              -            7,566
   1.560                    -                 -                   -                 -              -                -
   1.570               10,746            12,362              59,548           116,290              -            2,234
   1.575                    -                 -                   -                 -              -                -
   1.600                3,051            50,136              95,622            19,064              -           48,397
   1.650                4,601             7,596             138,569            12,939          1,177               50
   1.695                  529             1,028              23,395             2,985          1,864                -
   1.700                2,639            54,036             101,162             3,180          1,436                -
   1.710               69,950           388,307             948,266           314,250         46,327           23,019
   1.720                4,480             9,010              76,395            25,486         15,850                -
   1.725                    -                 -                   -                 -              -                -
   1.750                3,200             2,486              53,886               745              -              744
   1.795                    -               716              15,052               396              -                -
   1.800               18,253            13,198              51,178            41,389              -              669
   1.820                  253            28,499              27,345             5,779              -                -
   1.825                    -                 -                   -                 -              -                -
   1.845                3,958            22,896              55,711            16,835         22,779           22,074
   1.850                    -                 -                   -                 -              -                -
   1.860               58,132           247,080             533,868           128,474         36,938           49,126
   1.870                    -                 -                   -                 -              -                -
   1.900               11,806             4,800              82,215             3,061          5,187              981
   1.950                    -                 -                   -                 -              -                -
   1.960               24,452           172,156             362,628            75,715         10,348          109,576
   1.970                    -                 -                   -                 -              -                -
   1.995                2,316               612              59,538             1,976          7,241                -
   2.000                  300                 -              13,461                 -              -                -
   2.010                1,705             3,484               3,913            16,277          7,868                -
   2.020                    -                 -                   -                 -              -                -
   2.095                  305            12,660              10,828               978              -                -
   2.100                    -                 -               7,789                 -              -                -
   2.120                  871                 -                   -                 -              -                -
   2.145                6,034                 -              20,607                 -              -                -
   2.150                    -                 -                   -                 -              -                -
   2.160                6,387             3,963              81,492            11,266              -            2,759
   2.170                    -                 -                   -                 -              -                -
   2.200                    -                 -               7,388               524              -                -
   2.260                9,264             9,117              50,843            79,351         13,621            1,644
   2.270                    -                 -                   -                 -             -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295                          1,066           1,209           -                  -               10                -
   2.300                         22,223          59,826           -                290            3,880            7,185
   2.395                          6,392           3,289           -                  -            5,444           11,129
   2.400                              -               -           -                  -                -                -
   2.450                          4,415          25,633           -                  -               43              514
   2.550                          2,305           5,001           -                  -            1,676            3,493
   2.600                              -               -           -                  -                -                -
   2.750                              -               -           -                  -                -                -
   2.850                              -               -           -                  -                -                -

PERSPECTIVE
 Standard Benefit             8,221,752       7,961,450      30,771         11,426,408        6,591,626        2,256,106
 Maximum Anniversary
    Value Benefit                27,787          16,117           -              6,422            5,700            3,568
 Earnings Protection
    Benefit                      16,254         177,305           -             19,523           18,179           23,246
 Combined Optional
    Benefits                      4,217           1,349           -              1,037            5,535            1,358
                          -------------     ------------   ------------   --------------    -------------    -------------

                            9,209,887        10,296,313      48,145         11,566,208        7,269,533        2,712,224
                          =============     ============   ============   ==============    =============    =============

                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                           -        2,495              7,271                 -             -               -
   2.300                       2,755            -             29,802             2,096           862               -
   2.395                           -          494              5,769                 -             -               -
   2.400                           -            -                  -                 -             -               -
   2.450                         506       61,814             81,460                 -         1,375               -
   2.550                       1,248            -              5,080             4,558             -               -
   2.600                           -            -              7,169                 -             -               -
   2.750                           -            -                  -                 -             -               -
   2.850                           -            -                  -                 -             -               -

PERSPECTIVE
 Standard Benefit         13,958,334    7,814,916         16,064,876            26,462         1,932           7,572
 Maximum Anniversary
    Value Benefit             42,671        6,312            102,423                 -             -               -
 Earnings Protection
    Benefit                   40,676       42,553            107,681                 -             -               -
 Combined Optional
    Benefits                   5,738        6,585             29,183                 -             -               -
                      --------------  ----------------   --------------     -------------   -------------   -------------

Total                     14,475,113   10,139,700         21,723,425         1,654,530       254,290         546,427
                      ==============  ================   ==============     =============   =============   =============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)



                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150               173,536              418,949            2,128,050             165,737              82,513
   1.250                     -                    -                    -                   -                   -
   1.300                77,031              207,081            1,064,743              74,652              70,227
   1.400                62,697              105,602              753,526              17,702              40,592
   1.450                10,640               38,840              139,370              29,769              17,267
   1.500                     -                    -                    -                   -                   -
   1.545                 5,611               65,085               32,796               1,170               1,390
   1.560                     -                    -                    -                   -                   -
   1.570                 3,949               19,882               63,640               2,559                 939
   1.575                     -                    -                    -                   -                   -
   1.600                 1,976                9,652              160,118                 448               9,977
   1.650                 6,581               30,190               57,570               1,096               6,358
   1.695                     -                1,191               51,499                   -                 248
   1.700                   733               30,006              145,834              17,011               5,277
   1.710               126,761              275,146            1,102,927              93,287              68,312
   1.720                   465               25,731               84,863               5,173               6,363
   1.725                     -                    -                    -                   -                   -
   1.750                     -                3,516               17,153                   -                 495
   1.795                     -                    -                6,265                   -                   -
   1.800                 4,695                  686               33,691                   -               7,862
   1.820                 3,258                8,149               17,347                 228               1,302
   1.825                     -                    -                    -                   -                   -
   1.845                     -                1,552               97,686               3,507               2,901
   1.850                     -                    -                    -                   -                   -
   1.860               141,261              195,936            1,562,842              13,184                   -
   1.870                     -                    -                    -                   -              27,625
   1.900                   692               11,336               78,119                   -               1,627
   1.950                     -                    -                    -                 198                 686
   1.960                14,127               66,163              495,678              26,949               9,686
   1.970                     -                    -                    -                   -                   -
   1.995                     -               10,603               58,437                   -               6,213
   2.000                     -                    -                9,632                   -                   -
   2.010                     -                    -               20,701               1,366               1,079
   2.020                     -                    -                    -                   -                   -
   2.095                   642                5,161               10,063                   -               2,486
   2.100                     -                6,439                5,374                   -                  51
   2.120                     -                    -                    -                   -                   -
   2.145                     -                2,511               21,956                   -                 398
   2.150                     -                    -                    -                   -                   -
   2.160                 3,740                4,040               28,570               1,492               3,426
   2.170                     -                    -                    -                   -                   -
   2.200                     -                4,721                7,076                   -                   -
   2.260                 2,761               18,678              114,892               1,646               6,804
   2.270                     -                    -                    -                   -                   -

                 Salomon
              Brothers/JNL
             U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                & Quality          JNL Established     JNL Mid-Cap           Price/JNL
             Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
            ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150         461,407            118,105              118,982             440,080
   1.250               -                  -                5,080                   -
   1.300         249,752             84,484               75,918             336,708
   1.400         200,425             73,513               37,653             212,633
   1.450         144,258             22,644               19,061              50,904
   1.500               -                  -                    -                   -
   1.545          17,779              2,757                3,108              13,495
   1.560               -                348                  156                 730
   1.570          15,904              6,968                1,982              10,985
   1.575               -                  -                    -                   -
   1.600          47,865              3,956                2,035              69,170
   1.650          78,585              6,238                4,086              15,945
   1.695           9,075                422                1,373               4,004
   1.700          17,862              3,238                3,919              28,736
   1.710         475,440            126,302               73,503             236,815
   1.720          21,709              5,306                1,950              13,206
   1.725               -                  -                    -                   -
   1.750          83,419                705                  192              15,346
   1.795           1,945                  -                  701               1,113
   1.800          12,495                253                2,861              18,200
   1.820           6,721                 43                2,803              22,118
   1.825               -                  -                    -                   -
   1.845          30,006              4,031                1,814              32,509
   1.850               -                  -                    -                   -
   1.860         215,666             30,173               62,216             199,648
   1.870               -                  -                    -                   -
   1.900          35,339              9,607                2,952              10,897
   1.950               -                  -                   26                  59
   1.960          54,697             27,437               37,470             131,107
   1.970               -                  -                    -                   -
   1.995          26,549              3,934                  451              10,813
   2.000          14,970              1,507                2,421               2,036
   2.010          24,296              1,025                1,288               3,032
   2.020               -                  -                    -                   -
   2.095           6,593              4,819                5,074              13,561
   2.100               -                  -                    -                  74
   2.120               -                314                  470                   -
   2.145          35,559              6,064                2,757               7,590
   2.150               -                  -                    -                   -
   2.160          57,901                774                2,625               2,351
   2.170               -                  -                    -                   -
   2.200               -                  -                    -                   -
   2.260          34,516              8,443                5,739              26,115
   2.270               -                  -                    -                   -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295                          -             12,766              16,942                   -                1,006
   2.300                          -             21,509              66,597                   -                2,864
   2.395                      2,601                  -               7,332               6,814                1,096
   2.400                          -                  -                   -                   -                    -
   2.450                        789              2,475             116,971               1,052                4,224
   2.550                      3,044                  -               7,367                   -                  146
   2.600                          -                  -                   -                   -                    -
   2.750                          -                  -                   -                   -                    -
   2.850                     12,844                  -                   -                   -                    -

PERSPECTIVE
 Standard Benefit         2,991,831         10,657,778          23,364,549           4,308,780            3,816,201
 Maximum Anniversary
    Value Benefit             3,015             16,432             130,392               1,895                6,298
 Earnings Protection
    Benefit                  18,603             77,584             168,324              28,545               11,306
 Combined Optional
    Benefits                      -              3,464             222,262                   -                  782
                      ---------------     --------------      ----------------     -----------------    ---------------

Total                     3,673,883         12,358,854          32,471,154           4,804,260            4,226,027
                      ===============     ==============      ================     =================    ===============

                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   2.295                      4,102                    697                  148              1,443
   2.300                     44,944                  2,748                3,849              8,367
   2.395                        717                  1,621                1,779              2,901
   2.400                          -                      -                    -                  -
   2.450                     39,183                  2,170                1,300             20,154
   2.550                      3,511                  1,055                1,495              8,983
   2.600                          -                      -                    -                  -
   2.750                      1,672                      -                    -                  -
   2.850                          -                      -                    -                  -

PERSPECTIVE
 Standard Benefit        14,668,784             12,765,760           10,928,820          7,225,836
 Maximum Anniversary
    Value Benefit            63,443                 41,937               67,120             34,851
 Earnings Protection
    Benefit                  63,735                 47,606               43,069             59,078
 Combined Optional
    Benefits                 15,985                  1,647                2,500              8,098
                       ------------------    -----------------    ----------------   -------------------

Total                    17,286,809             13,418,651           11,530,746          9,299,691
                       ==================    =================    ================   ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
               --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   1.150        $ 888,123          $ 471,115            $ 962,383       $ 909,658        $ 1,309,287      $ 1,952,003
   1.250                -                  -              108,538          99,789                  -                -
   1.300          911,727            411,373              899,077         478,673            483,725          926,357
   1.400          255,225            183,382              425,551         517,861            613,421          604,070
   1.450           98,593             61,483              281,076         168,327             91,450          185,431
   1.500                -                  -                    -               -                  -                -
   1.545           18,365                  -               27,658          41,285             64,888           65,043
   1.560                -                  -                    -               -                  -            6,402
   1.570           16,597             12,701               89,480          36,008             84,882           41,342
   1.575                -                  -                    -               -                  -                -
   1.600           46,773             88,908              136,224          54,142            577,961           97,315
   1.650           81,514             16,515               13,553          46,862             19,640           96,314
   1.695            4,383                  -                3,778           4,634                  -            9,733
   1.700           54,022             38,158               49,157         154,692             60,637           67,288
   1.710          860,448            262,055              825,499         556,811            872,345        1,286,076
   1.720           34,336                  -                9,858         103,997              2,770           92,516
   1.725                -                  -                    -               -                  -                -
   1.750           15,687              6,523                    -           6,430             46,157              256
   1.795                -                  -               11,101           5,713                  -            3,914
   1.800          186,075            117,492               20,854          44,855             28,391           26,359
   1.820            8,478              1,894               40,505          95,730                  -              470
   1.825                -                  -                    -               -                  -                -
   1.845           40,774             76,182               66,304          83,569                  -           86,167
   1.850                -                  -                    -               -                  -                -
   1.860          418,927             51,540              649,496         329,590          1,142,521          333,168
   1.870                -                  -                    -               -                  -                -
   1.900           41,752             84,868               23,412          26,055              7,798           38,245
   1.950              520                  -                    -               -                  -                -
   1.960          220,626             40,193              339,324         558,609            138,005          376,635
   1.970                -                  -                    -               -                  -                -
   1.995            9,222              5,103                9,655          22,322             16,815           76,752
   2.000                -                  -               16,133          23,712                  -           26,557
   2.010           21,139                  -                5,905           3,753              2,233                -
   2.020                -                  -                    -               -                  -                -
   2.095           44,497             46,085               47,807          29,651             44,814           98,402
   2.100                -                  -                    -             646                  -                -
   2.120                -                  -                    -           4,980                  -           13,431
   2.145                -                  -               17,451               -                  -                -
   2.150                -                  -                    -               -                  -                -
   2.160           21,080             10,255                6,091          42,816             10,302           36,599
   2.170                -                  -                    -               -                  -                -
   2.200                -                  -                    -               -                  -                -
   2.260           23,532              9,586               14,463          14,892             21,200          158,066
   2.270                -                  -                    -               -                  -                -


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   1.150                $ 1,357,422          $ -              $ -                $ -                $ 4,962,524          $ -
   1.250                          -            -                -                  -                          -            -
   1.300                    727,168            -                -                  -                  1,717,597            -
   1.400                    584,629            -                -                  -                    692,666            -
   1.450                     62,254            -                -                  -                    307,593            -
   1.500                          -            -                -                  -                    144,422            -
   1.545                     31,784            -                -                  -                    178,872            -
   1.560                      3,417            -                -                  -                          -            -
   1.570                     54,509            -                -                  -                    199,273            -
   1.575                          -            -                -                  -                          -            -
   1.600                    427,642            -                -                  -                    112,107            -
   1.650                     43,788            -                -                  -                    792,798            -
   1.695                     25,817            -                -                  -                     89,224            -
   1.700                    168,900            -                -                  -                    127,018            -
   1.710                    862,841            -                -                  -                  3,597,865            -
   1.720                     32,080            -                -                  -                     85,298            -
   1.725                          -            -                -                  -                          -            -
   1.750                     71,448            -                -                  -                     17,820            -
   1.795                          -            -                -                  -                          -            -
   1.800                     23,943            -                -                  -                    264,335            -
   1.820                        279            -                -                  -                      1,853            -
   1.825                          -            -                -                  -                          -            -
   1.845                      5,017            -                -                  -                    199,200            -
   1.850                          -            -                -                  -                          -            -
   1.860                    446,097            -                -                  -                  1,978,407            -
   1.870                          -            -                -                  -                          -            -
   1.900                     14,333            -                -                  -                    741,328            -
   1.950                     10,437            -                -                  -                          -            -
   1.960                    185,179            -                -                  -                    862,915            -
   1.970                          -            -                -                  -                          -            -
   1.995                     10,272            -                -                  -                     15,597            -
   2.000                      8,787            -                -                  -                          -            -
   2.010                     91,533            -                -                  -                     83,053            -
   2.020                          -            -                -                  -                          -            -
   2.095                     35,249            -                -                  -                      5,936            -
   2.100                          -            -                -                  -                          -            -
   2.120                      4,178            -                -                  -                          -            -
   2.145                      1,974            -                -                  -                      1,357            -
   2.150                          -            -                -                  -                          -            -
   2.160                     16,158            -                -                  -                     46,338            -
   2.170                          -            -                -                  -                          -            -
   2.200                          -            -                -                  -                      9,751            -
   2.260                     98,099            -                -                  -                    137,847            -
   2.270                          -            -                -                  -                          -            -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                AIM/              AIM/                 AIM/                            Alliance
                           JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
                          Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
                           --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   2.295                    $         -        $         -         $         84     $          -     $          -    $     16,581
   2.300                         28,266             21,735               46,940           43,721            2,338          27,254
   2.395                              -             27,609               35,359           55,335           13,214          57,764
   2.400                              -                  -                    -                -                -               -
   2.450                         16,299                  -                3,586           12,995              209          60,781
   2.550                         24,028              8,797                4,757           20,727            4,166           5,232
   2.600                              -                  -                    -                -                -               -
   2.750                              -                  -                    -                -                -               -
   2.850                              -                  -                    -                -                -               -

PERSPECTIVE
 Standard Benefit             2,074,519          2,588,577            6,818,236      138,515,095       19,616,747      48,426,362
 Maximum Anniversary
    Value Benefit                43,757             74,239               36,879          202,994          228,447          68,453
 Earnings Protection
    Benefit                       8,942             40,358               16,426          220,204          161,506         179,058
 Combined Optional
    Benefits                      3,433             16,510               18,201            8,902           94,959          19,663
                           -------------      --------------      --------------   --------------   --------------   -------------

Total                       $ 6,521,659        $ 4,773,236         $ 12,080,801     $143,546,035     $ 25,760,828    $ 55,566,059
                           ==============     ==============      ==============   ==============   ==============   =============

                          Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                          SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                      Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                      ---------------     --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   2.295               $          -       $         -       $         -        $          -         $          -         $         -
   2.300                     29,219                 -                 -                   -              281,810                   -
   2.395                      5,978                 -                 -                   -               23,672                   -
   2.400                          -                 -                 -                   -                    -                   -
   2.450                     14,340                 -                 -                   -              449,177                   -
   2.550                      5,904                 -                 -                   -               76,511                   -
   2.600                          -                 -                 -                   -                    -                   -
   2.750                          -                 -                 -                   -                    -                   -
   2.850                          -                 -                 -                   -                    -                   -

PERSPECTIVE
 Standard Benefit        54,348,700         5,860,013         7,065,490          13,722,800           11,847,813           9,105,134
 Maximum Anniversary
    Value Benefit            74,242                 -                 -                   -               27,113                   -
 Earnings Protection
    Benefit                 121,756           253,321           339,598             456,632              439,244             359,460
 Combined Optional
    Benefits                 45,856                 -                 -                   -                    -                   -
                      ---------------     --------------    ---------------    --------------     ---------------    ---------------

Total                  $ 60,051,229       $ 6,113,334       $ 7,405,088        $ 14,179,432         $ 30,518,334         $ 9,464,594
                      ===============     ==============    ===============    ==============     ===============    ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                       First Trust/JNL
                      Pharmaceutical/     First Trust/JNL    First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                         Healthcare          Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                      Sector Portfolio      Portfolio           Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------       ------------      ------------     ------------
M&E CLASS
   1.150                $ -                $ 5,664,374         $ 5,531,680           $ -             $ 7,357,898           $ -
   1.250                  -                          -                   -             -                       -             -
   1.300                  -                  2,111,587           2,023,868             -               3,785,181             -
   1.400                  -                    954,921             762,876             -               1,664,505             -
   1.450                  -                    378,999             352,698             -                 807,023             -
   1.500                  -                    142,951             150,429             -                 154,813             -
   1.545                  -                    296,569             238,959             -                 275,958             -
   1.560                  -                          -                   -             -                       -             -
   1.570                  -                    217,053             205,170             -                 302,345             -
   1.575                  -                          -                   -             -                       -             -
   1.600                  -                    172,291             146,063             -                 384,100             -
   1.650                  -                    996,993             778,119             -               1,225,174             -
   1.695                  -                    119,844             101,188             -                 123,984             -
   1.700                  -                    211,835             124,786             -                 233,449             -
   1.710                  -                  5,022,995           3,714,152             -               5,006,691             -
   1.720                  -                    139,094             115,757             -                 240,068             -
   1.725                  -                          -                   -             -                       -             -
   1.750                  -                    135,419              47,784             -                 153,730             -
   1.795                  -                      5,534                   -             -                       -             -
   1.800                  -                    316,123             254,092             -                 526,763             -
   1.820                  -                     12,834               1,967             -                  15,403             -
   1.825                  -                          -                   -             -                       -             -
   1.845                  -                    235,153             235,679             -                 359,206             -
   1.850                  -                          -                   -             -                       -             -
   1.860                  -                  2,379,784           2,120,169             -               3,092,532             -
   1.870                  -                          -                   -             -                       -             -
   1.900                  -                    917,544             781,075             -               1,091,320             -
   1.950                  -                          -                   -             -                       -             -
   1.960                  -                    891,826             923,902             -               1,204,190             -
   1.970                  -                          -                   -             -                       -             -
   1.995                  -                     93,393              55,000             -                 280,443             -
   2.000                  -                          -                   -             -                       -             -
   2.010                  -                    112,043              83,849             -                 125,239             -
   2.020                  -                          -                   -             -                       -             -
   2.095                  -                      6,088               6,131             -                  21,287             -
   2.100                  -                      3,307               3,415             -                   3,488             -
   2.120                  -                          -                   -             -                   9,704             -
   2.145                  -                     25,839               8,577             -                  37,535             -
   2.150                  -                          -                   -             -                       -             -
   2.160                  -                    141,653              47,516             -                 168,686             -
   2.170                  -                          -                   -             -                       -             -
   2.200                  -                     10,051              10,374             -                  11,097             -
   2.260                  -                    254,574             156,685             -                 216,626             -
   2.270                  -                          -                   -             -                       -             -


                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------
 M&E CLASS
    1.150               $ 5,482,144            $ 667,724       $ 1,961,758     $ 362,708           $ -                $ 559,508
    1.250                         -              117,771                 -             -             -                        -
    1.300                 2,070,050              336,708         1,488,912       141,391             -                  242,310
    1.400                   880,597              410,020           666,585       302,385             -                  416,011
    1.450                   391,442              346,091           144,694       113,751             -                  184,533
    1.500                   134,864                    -                 -             -             -                        -
    1.545                   220,502                1,156            56,309             -             -                        -
    1.560                         -                    -                 -             -             -                        -
    1.570                   216,344               46,309            28,818        45,252             -                   12,868
    1.575                         -                    -                 -             -             -                        -
    1.600                   148,158               56,836           211,939         4,620             -                   44,666
    1.650                   821,940               31,707           181,557        16,003             -                   37,457
    1.695                   106,351               11,926            19,750             -             -                    8,386
    1.700                   115,204               73,119           150,057         7,672             -                  132,298
    1.710                 3,842,290              281,522           802,538       272,470             -                3,361,918
    1.720                    89,770               60,540           131,050             -             -                  150,605
    1.725                         -                    -                 -             -             -                        -
    1.750                    96,007               21,237            60,785        21,800             -                   76,345
    1.795                     3,013                    -             3,249             -             -                    9,940
    1.800                   239,984                7,886            74,205        24,908             -                   59,563
    1.820                     1,741                8,746                 -             -             -                   24,661
    1.825                         -                    -                 -             -             -                        -
    1.845                   211,678               39,070            68,777         2,407             -                   20,724
    1.850                         -                    -                 -             -             -                        -
    1.860                 1,995,986              658,218           755,250        93,274             -                  365,506
    1.870                         -                    -                 -             -             -                        -
    1.900                   756,679                9,160            28,910        16,561             -                  107,916
    1.950                         -                  269                 -             -             -                        -
    1.960                   899,815              133,076           324,988        97,888             -                   58,316
    1.970                         -                    -                 -             -             -                        -
    1.995                    67,194               31,064            98,879         4,439             -                      690
    2.000                         -                8,930            11,774             -             -                        -
    2.010                    80,724               24,231            17,044        20,010             -                    3,622
    2.020                         -                    -                 -             -             -                        -
    2.095                     6,009                4,829            48,188         7,468             -                   13,107
    2.100                     3,125                    -               740             -             -                    3,341
    2.120                         -                5,401                 -             -             -                        -
    2.145                    12,081               16,663                 -             -             -                        -
    2.150                         -                    -                 -             -             -                        -
    2.160                    38,042                3,285            33,834        61,322             -                   17,368
    2.170                         -                    -                 -             -             -                        -
    2.200                     8,967                    -                 -             -             -                        -
    2.260                   188,867                9,508            33,852        19,177             -                   32,766
    2.270                         -                    -                 -             -             -                        -

                       First Trust/JNL
                      Pharmaceutical/     First Trust/JNL    First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                         Healthcare          Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                      Sector Portfolio      Portfolio           Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------       ------------      ------------     ------------
M&E CLASS
   2.295               $          -         $         -        $          -       $          -      $      6,061     $          -
   2.300                          -             368,916             292,114                  -           391,530                -
   2.395                          -              25,301              30,249                  -            27,543                -
   2.400                          -                   -                   -                  -                 -                -
   2.450                          -             457,849             462,509                  -           494,717                -
   2.550                          -              67,235              66,477                  -            70,530                -
   2.600                          -                   -                   -                  -                 -                -
   2.750                          -                   -                   -                  -                 -                -
   2.850                          -                   -                   -                  -                 -                -

PERSPECTIVE
 Standard Benefit        17,529,783          13,831,300          17,903,769         13,951,324        49,884,349        7,579,056
 Maximum Anniversary
    Value Benefit                 -              28,446              28,826                  -           181,394                -
 Earnings Protection
    Benefit                 752,117             744,641             820,322            553,033           838,974          467,712
 Combined Optional
    Benefits                      -                   -                   -                  -            22,583                -
                       --------------      ------------        ------------       ------------      ------------     ------------

Total                  $ 18,281,900         $37,494,359        $ 38,586,226       $ 14,504,357      $ 80,796,119     $ 8,046,768
                       ==============      ============        ============       ============      ============     ============



                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------
M&E CLASS
   2.295                $          -           $         -      $     6,082    $         -        $        -         $         -
   2.300                     265,654                 6,246           88,728         17,506                 -              81,101
   2.395                      23,919                     -            3,780              -                 -                   -
   2.400                           -                     -                -              -                 -                   -
   2.450                     447,466                 2,111           74,345              -                 -              22,960
   2.550                      64,882                     -              563          8,948                 -               6,292
   2.600                           -                     -                -              -                 -                   -
   2.750                           -                     -                -              -                 -                   -
   2.850                           -                     -                -              -                 -                   -

PERSPECTIVE
 Standard Benefit         20,513,741           164,900,497       49,494,962    119,850,046       174,428,060             884,352
 Maximum Anniversary
    Value Benefit             25,093                25,728          366,075         39,212                 -                   -
 Earnings Protection
    Benefit                  756,219               193,865          336,748        130,153                 -                   -
 Combined Optional
    Benefits                       -                19,935           41,452          1,221                 -                   -
                       --------------         ------------    ------------    ------------      ------------         ------------

Total                   $ 41,226,542           $168,571,384     $ 57,817,177   $121,682,592      $174,428,060        $ 6,939,130
                       ==============         ============    ============    ============      ============         ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   $ 9,248           $ 2,217,771      $ 2,059,347     $ 2,379,195      $ 1,503,449       $ 2,144,224
   1.250                         -               110,222          105,852               -                -                 -
   1.300                    20,818             1,707,038        1,161,979       1,037,274        1,197,903         1,466,283
   1.400                    13,675               777,904          683,266         716,548          471,985           541,119
   1.450                         -               348,865          490,423         522,181          508,191           459,711
   1.500                         -                     -                -               -                -                 -
   1.545                         -                72,999           44,671               -           18,973            34,318
   1.560                         -                     -                -               -                -             6,573
   1.570                         -                25,428           42,428          78,396           50,699            78,835
   1.575                         -                     -                -               -                -                 -
   1.600                     3,000               142,119          120,215         626,101          356,917           439,528
   1.650                         -               191,229          142,728         187,832          151,874           187,860
   1.695                         -                22,212           37,863          11,208           17,781            54,833
   1.700                     9,328               120,657          109,358          63,531          119,421           109,478
   1.710                    71,408             1,552,739        2,083,713       2,248,555        1,423,177         1,831,535
   1.720                         -               192,533          131,456          65,379          145,350           129,351
   1.725                         -                     -                -               -                -                 -
   1.750                         -                16,592           41,966         372,060           47,678            64,343
   1.795                         -                12,128            9,616               -              514                 -
   1.800                         -               132,138           51,011          78,965           39,210            37,207
   1.820                         -                84,860           82,786          27,267           11,109             9,393
   1.825                         -                     -                -               -                -                 -
   1.845                         -               101,979          179,375         119,102           20,162            28,280
   1.850                         -                     -                -               -                -                 -
   1.860                     4,157             1,277,114        1,074,053       1,771,863        1,394,194         1,857,898
   1.870                         -                     -                -               -           65,920            83,386
   1.900                         -               104,774          120,259         141,254           58,941            86,539
   1.950                         -                   535              523               -                -                 -
   1.960                    16,778               425,375          387,782         376,363          357,809           511,497
   1.970                         -                     -                -               -                -                 -
   1.995                         -                36,904           27,633         188,792              412            76,781
   2.000                         -                18,868           39,663               -                -             5,082
   2.010                         -               103,106           96,471          43,912           40,709            21,898
   2.020                         -                     -                -               -                -                 -
   2.095                    39,449                80,687           68,353          24,424                -            12,625
   2.100                         -                 1,217              648               -                -                 -
   2.120                         -                 8,206            9,231               -                -             5,335
   2.145                         -                42,180           42,781         176,390            1,167             1,165
   2.150                         -                     -                -               -                -                 -
   2.160                         -               108,074           76,114          59,189           22,934            25,566
   2.170                         -                     -                -               -                -                 -
   2.200                         -                     -                -          11,072           11,647            11,989
   2.260                     1,872               100,786           80,599         118,390          127,684           168,416
   2.270                         -                     -                -               -                -                 -

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    $ 3,920,483         $ 1,611,655         $ 2,272,030       $ 766,327          $ 10,808,832    $ 3,691,595
   1.250                              -                   -                   -               -                    -         116,195
   1.300                      2,795,367           1,207,481           1,084,192         438,322            5,819,229       2,921,293
   1.400                      1,389,156             527,460             840,418         248,080            2,417,283       2,010,171
   1.450                      1,184,103             301,053             204,237          34,695            1,273,138         331,777
   1.500                              -                   -                   -               -                    -               -
   1.545                         31,880              16,048             107,314          23,286              307,199          17,955
   1.560                          6,401               6,546                   -               -               13,517               -
   1.570                        176,962              42,825              33,310          14,948              603,708         171,187
   1.575                              -                   -                   -               -                    -               -
   1.600                        583,881             382,352             324,396          10,209              623,445          93,578
   1.650                        224,690             231,377             107,916          64,127              681,392         146,207
   1.695                         18,236              36,832                   -               -              137,647          36,853
   1.700                        376,485              71,156             159,960          15,010            1,047,904         485,957
   1.710                      3,104,752           1,571,268           1,093,419         321,937            9,687,022       4,404,551
   1.720                        131,635              21,767               1,194             457              402,858         103,356
   1.725                              -                   -                   -               -                    -               -
   1.750                        223,392              58,151              13,520           6,381              411,770          35,432
   1.795                              -               1,785                   -               -               11,643          27,613
   1.800                         74,052              31,679              45,922          30,214              386,733         132,578
   1.820                         12,555               9,404               3,424             252              140,503           9,864
   1.825                              -                   -                   -               -                    -               -
   1.845                        129,539              27,798              23,173          21,698            1,437,236          85,559
   1.850                              -                   -                   -               -                    -               -
   1.860                      2,316,301           1,671,636             948,734         152,290            3,658,375       1,570,274
   1.870                        100,009              82,599                   -               -                    -               -
   1.900                        213,823              76,725              60,695          33,990              656,744          50,357
   1.950                         21,103                   -                   -               -                  854               -
   1.960                        782,075             438,888             228,610          77,815            2,512,141         572,486
   1.970                              -                   -                   -               -                    -               -
   1.995                        222,379              87,660              20,007           1,780              190,040          83,265
   2.000                          4,929                   -                   -               -              148,781          43,999
   2.010                         23,932              50,895              19,422           2,265               95,785               -
   2.020                              -                   -                   -               -                    -               -
   2.095                         25,857              12,089              30,086           6,253              291,817          68,570
   2.100                              -                   -                 653               -                  763               -
   2.120                              -               5,143               7,859               -               17,095           6,137
   2.145                          1,140               8,474                 862           1,806               34,636          72,397
   2.150                              -                   -                   -               -                    -               -
   2.160                         19,971             123,951               7,838             611              139,958           8,888
   2.170                              -                   -                   -               -                    -               -
   2.200                         16,322              11,975                   -               -                4,549               -
   2.260                        241,769             131,052              38,657          20,901              489,458         295,967
   2.270                              -                   -                   -               -                    -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                   $       -        $      2,955     $      2,793     $     10,256     $        -        $          -
   2.300                           -              88,789          111,902          129,664          73,007             95,569
   2.395                      20,157              51,220           41,051            2,462           2,427              2,387
   2.400                           -                   -                -                -               -                  -
   2.450                           -              67,966           64,079           50,711          26,867             21,308
   2.550                           -              27,013           22,518            6,521           3,799             18,837
   2.600                           -                   -                -                -               -                  -
   2.750                           -                   -                -                -               -                  -
   2.850                           -                   -                -                -               -                  -

PERSPECTIVE
 Standard Benefit            228,262          18,460,918       18,865,153          800,898         310,082            912,085
 Maximum Anniversary
    Value Benefit                  -             156,221           32,618                -               -                  -
 Earnings Protection
    Benefit                        -              48,396           71,463                -               -                  -
 Combined Optional
    Benefits                       -               4,262              656                -               -                  -
                          -------------     ------------     ------------    --------------   --------------    --------------

Total                   $    438,152        $ 29,044,979     $ 28,814,396     $ 12,445,755     $ 8,581,992       $ 11,541,234
                          =============     ============     ============    ==============   ==============    ==============


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

M&E CLASS
   2.295                   $     19,808        $         -         $         84       $         -        $    24,924    $     36,927
   2.300                        311,471            115,257              212,165             2,852            715,380         173,095
   2.395                          2,391              7,484               27,292                 -             37,690          16,279
   2.400                              -                  -                    -                 -                  -               -
   2.450                        161,585             24,187               20,011                 -            456,206         135,946
   2.550                        160,497             17,576               19,409             7,010            190,616          33,800
   2.600                              -                  -                    -                 -                  -               -
   2.750                              -                  -                    -                 -              2,659               -
   2.850                              -                  -                    -                 -                  -               -

PERSPECTIVE
 Standard Benefit             2,253,035            609,593           15,683,726         4,097,503         63,836,421     179,330,789
 Maximum Anniversary
    Value Benefit                     -                  -              104,700            37,157            157,270         616,448
 Earnings Protection
    Benefit                     266,371                  -              122,526           105,010            122,991         394,228
 Combined Optional
    Benefits                          -                  -               42,027            13,327             44,900          71,077
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

Total                      $ 21,548,337        $ 9,631,821         $ 23,909,788       $ 6,556,513        $110,041,112   $198,402,650
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150                   $ 3,932,515       $ 6,842,911    $ 21,195       $ 326,772         $ 934,197        $ 475,728
   1.250                             -                 -           -               -                 -                -
   1.300                     1,664,694         3,508,204      41,904         140,294           893,999          479,470
   1.400                       848,839         1,570,443      45,300          82,061           677,018          120,131
   1.450                       422,890           687,214       1,814         265,717           196,114           46,908
   1.500                             -                 -           -               -                 -                -
   1.545                        34,509            89,909           -               -            42,685              894
   1.560                             -                 -           -               -             6,531                -
   1.570                        46,314            14,406      10,404          21,514            29,898           11,409
   1.575                             -                 -           -               -                 -                -
   1.600                       388,407           343,154       7,483          16,639           388,367           45,483
   1.650                       108,623         1,154,389       4,910           3,638            25,897           39,269
   1.695                         2,698           120,967           -           3,750            41,759            3,737
   1.700                       126,696         1,449,308           -          49,270            49,829           54,178
   1.710                     1,488,480         2,519,272      13,248         221,084           752,322          262,976
   1.720                        53,437            75,723           -               -            35,437            2,316
   1.725                             -                 -           -               -                 -                -
   1.750                       262,440            84,115           -               -            13,301            2,158
   1.795                         5,556            90,100           -               -            11,309                -
   1.800                       179,510           211,295           -         202,387            33,251           29,475
   1.820                        26,913                 -           -               -           110,472              155
   1.825                             -                 -           -               -                 -                -
   1.845                        72,298           111,554           -           9,842                 -           30,163
   1.850                             -                 -           -               -                 -                -
   1.860                       735,025         4,209,157      16,241          41,107           920,822          106,170
   1.870                             -                 -           -               -                 -                -
   1.900                        32,493           194,031           -         128,381            32,949           48,132
   1.950                        10,398                 -           -               -                 -                -
   1.960                       861,241         1,247,720      15,073          60,008           520,334          173,156
   1.970                             -                 -           -               -                 -                -
   1.995                        80,999           244,563           -               -            10,931                -
   2.000                        49,004                 -           -           5,028                 -            4,616
   2.010                        12,307            43,522           -               -            12,197           20,273
   2.020                             -                 -           -               -                 -                -
   2.095                       205,919            29,735      12,387               -            74,786                -
   2.100                           246                 -           -               -                 -              268
   2.120                        12,994                 -           -               -                 -                -
   2.145                        23,517            59,993           -          28,771             7,782              604
   2.150                             -                 -           -               -                 -                -
   2.160                        40,858           124,142           -               -                 -                -
   2.170                             -                 -           -               -                 -                -
   2.200                             -                 -           -               -                 -                -
   2.260                       160,053           139,812           -               -            14,787           33,681
   2.270                             -                 -           -               -                 -                -


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   1.150               $ 1,051,206     $ 6,497,459        $ 12,944,250       $ 2,782,209     $ 442,114       $ 1,053,045
   1.250                         -               -                  -                  -             -                 -
   1.300                   653,238       1,796,684          7,549,591          2,555,030       130,328           881,230
   1.400                   411,490       2,102,354          2,543,139            871,790        41,183            94,378
   1.450                   520,300         261,510          1,007,235            160,084         2,414           172,542
   1.500                         -               -                  -                  -             -                 -
   1.545                    69,963          21,829            274,320              2,700             -            61,501
   1.560                         -               -                  -                  -             -                 -
   1.570                   158,210         111,976            593,532            992,191             -            18,156
   1.575                         -               -                  -                542             -                 -
   1.600                    44,815         453,489            951,746            162,627             -           393,195
   1.650                    67,333          68,549          1,375,934            110,297         9,086               405
   1.695                     7,709           9,261            231,810             25,436        14,375                 -
   1.700                    38,463         486,446          1,002,131             27,098        11,078                 -
   1.710                 1,018,922       3,494,014          9,389,259          2,677,840       357,301           186,818
   1.720                    65,205          81,036            756,070            218,060       122,229                 -
   1.725                         -               -                  -                  -             -                 -
   1.750                    46,466          22,325            532,548              6,348             -             6,035
   1.795                         -           6,420            148,440              3,373             -                 -
   1.800                   264,048         118,249            504,587            352,290             -             5,425
   1.820                     3,652         255,104            269,355             49,191             -                 -
   1.825                         -               -                  -                  -             -                 -
   1.845                    57,058         204,707            548,114            143,295       175,453           178,921
   1.850                         -               -                  -                  -             -                 -
   1.860                   837,112       2,207,514          5,248,721          1,093,093       284,475           398,125
   1.870                         -               -                  -                  -             -                 -
   1.900                   169,488          42,801            806,763             26,026        39,935             7,945
   1.950                         -               -                  -                  -             -                 -
   1.960                   349,431       1,530,845          3,548,565            643,613        79,618           887,170
   1.970                         -               -                  -                  -             -                 -
   1.995                    33,011           5,437            581,617             16,789        55,690                 -
   2.000                     4,269               -            131,471                  -             -                 -
   2.010                    24,274          30,909             38,200            138,266        60,509                 -
   2.020                         -               -                  -                  -             -                 -
   2.095                     4,311         111,861            105,281              8,303             -                 -
   2.100                         -               -             75,717                  -             -                 -
   2.120                    12,298               -                  -                  -             -                 -
   2.145                    85,018               -            199,881                  -             -                 -
   2.150                         -               -                  -                  -             -                 -
   2.160                    89,895          34,910            789,899             95,589             -            22,294
   2.170                         -               -                  -                  -             -                 -
   2.200                         -               -             71,473              4,443             -                 -
   2.260                   129,388          79,924            490,489            672,447       104,499            13,272
   2.270                         -               -                  -                  -             -                 -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295                   $     13,189     $     14,033    $        -     $          -     $          85    $          -
   2.300                        274,844          694,045             -            3,908            33,589          34,530
   2.395                         78,486           37,887             -                -            46,785          53,348
   2.400                              -                -             -                -                 -               -
   2.450                         53,973          294,011             -                -               369           2,459
   2.550                         27,989           56,907             -                -            14,233          16,673
   2.600                              -                -             -                -                 -               -
   2.750                              -                -             -                -                 -               -
   2.850                              -                -             -                -                 -               -

PERSPECTIVE
 Standard Benefit           104,447,303       96,954,943       336,359      138,124,005        60,348,961      11,106,316
 Maximum Anniversary
    Value Benefit               277,661          160,441             -           47,426            45,513          25,956
 Earnings Protection
    Benefit                     164,688        1,767,548             -          135,656           137,147         148,204
 Combined Optional
    Benefits                     42,216           13,396             -            7,804            44,023           9,941
                          -------------     ------------   ------------   --------------    -------------    -------------

Total                      $117,270,222     $125,158,850    $  526,318     $139,925,062      $ 66,507,679    $ 13,388,777
                          =============     ============   ============   ==============     ============    =============


                          Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                        Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                          Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                        --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                 $          -    $     21,841       $     70,026       $          -    $        -      $         -
   2.300                       38,361               -            286,966             17,751         6,614                -
   2.395                            -           4,299             55,296                  -             -                -
   2.400                            -               -                  -                  -             -                -
   2.450                        6,962         537,062            778,811                  -        10,532                -
   2.550                       17,054               -             48,341             38,517             -                -
   2.600                            -               -             68,053                  -             -                -
   2.750                            -               -                  -                  -             -                -
   2.850                            -               -                  -                  -             -                -

PERSPECTIVE
 Standard Benefit         181,325,250      71,361,345        161,402,713            276,410        20,225           79,288
 Maximum Anniversary
    Value Benefit             336,294          52,972            938,460                  -             -                -
 Earnings Protection
    Benefit                   307,734         334,691            957,718                  -             -                -
 Combined Optional
    Benefits                   45,976          53,437            264,704                  -             -                -
                        --------------  ----------------   --------------     -------------   -------------   -------------

Total                    $188,294,204    $ 92,401,260       $217,581,226       $ 14,171,648    $ 1,967,658     $ 4,459,745
                        ==============  ================   ==============     =============   =============   =============


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150               $ 1,441,225         $ 3,413,069         $ 21,082,143         $ 1,434,751          $ 1,327,432
   1.250                         -                   -                   -                    -                    -
   1.300                   635,242           1,675,125          10,473,558              641,652            1,116,911
   1.400                   514,603             850,217           7,377,190              151,430              640,691
   1.450                    87,125             311,971           1,361,245              254,052              271,494
   1.500                         -                   -                   -                    -                    -
   1.545                    45,740             520,436             318,888                9,940               21,699
   1.560                         -                   -                   -                    -                    -
   1.570                    32,150             158,797             618,052               21,718               14,620
   1.575                         -                   -                   -                    -                    -
   1.600                    16,063              76,980           1,552,818                3,800              155,091
   1.650                    53,382             240,232             556,982                9,269               98,461
   1.695                         -               9,453             497,193                    -                3,830
   1.700                     5,929             238,182           1,407,641              143,465               81,406
   1.710                 1,025,327           2,183,054          10,640,610              786,353            1,052,937
   1.720                     3,758             204,057             818,335               43,585               98,075
   1.725                         -                   -                   -                    -                    -
   1.750                         -              27,847             165,169                    -                7,604
   1.795                         -                   -              60,203                    -                    -
   1.800                    37,812               5,417             323,659                    -              120,362
   1.820                    26,218              64,321             166,485                1,913               19,899
   1.825                         -                   -                   -                    -                    -
   1.845                         -              12,237             936,430               29,373               44,260
   1.850                         -                   -                   -                    -                    -
   1.860                 1,134,562           1,543,620          14,970,961              110,348              420,964
   1.870                         -                   -                   -                    -                    -
   1.900                     5,549              89,137             746,911                    -               24,722
   1.950                         -                   -                   -                1,649               10,384
   1.960                   112,929             518,788           4,725,830              224,478              146,478
   1.970                         -                   -                   -                    -                    -
   1.995                         -              82,998             556,223                    -               93,703
   2.000                         -                   -              91,656                    -                    -
   2.010                         -                   -             196,903               11,355               16,256
   2.020                         -                   -                   -                    -                    -
   2.095                     5,102              40,198              95,332                    -               37,213
   2.100                         -              50,162              50,898                    -                  763
   2.120                         -                   -                   -                    -                    -
   2.145                         -              19,516             207,507                    -                5,933
   2.150                         -                   -                   -                    -                    -
   2.160                    29,619              31,379             269,817               12,309               51,025
   2.170                         -                   -                   -                    -                    -
   2.200                         -              36,600              66,705                    -                    -
   2.260                    21,765             144,395           1,079,942               13,519              100,558
   2.270                         -                   -                   -                    -                    -


                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150                $ 7,173,000           $ 2,225,524          $ 2,552,123        $ 4,025,389
   1.250                          -                     -              108,133                  -
   1.300                  3,838,429             1,573,973            1,609,877          3,067,411
   1.400                  3,056,883             1,359,148              792,372          1,931,926
   1.450                  2,191,839               417,056              399,585            461,880
   1.500                          -                     -                    -                  -
   1.545                    268,181                50,416               64,676            122,136
   1.560                          -                 6,360                3,246              6,600
   1.570                    239,444               127,162               41,168             99,358
   1.575                          -                     -                    -                  -
   1.600                    719,006                72,036               42,181            625,111
   1.650                  1,175,933               113,150               84,371            143,908
   1.695                    135,323                 7,625               28,259             36,097
   1.700                    266,263                58,507               80,599            259,007
   1.710                  7,081,778             2,280,513            1,510,616          2,133,912
   1.720                    323,115                95,728               40,040            118,969
   1.725                          -                     -                    -                  -
   1.750                  1,238,754                12,699                3,938            138,136
   1.795                     28,790                     -               14,306             10,010
   1.800                    184,840                 4,542               58,405            163,598
   1.820                     99,270                   775               57,130            198,715
   1.825                          -                     -                    -                  -
   1.845                    442,362                72,037               36,889            291,884
   1.850                          -                     -                    -                  -
   1.860                  3,175,795               538,608            1,264,107          1,791,809
   1.870                          -                     -                    -                  -
   1.900                    518,804               170,969               59,788             97,696
   1.950                          -                     -                  528                532
   1.960                    799,328               486,032              755,526          1,173,547
   1.970                          -                     -                    -                  -
   1.995                    386,943                69,497                9,074             96,696
   2.000                    218,096                26,615               48,674             18,201
   2.010                    353,693                18,097               25,866             27,107
   2.020                          -                     -                    -                  -
   2.095                     95,355                84,492              101,266            120,944
   2.100                          -                     -                    -                660
   2.120                          -                 5,494                9,369                  -
   2.145                    512,358               105,918               54,809             67,601
   2.150                          -                     -                    -                  -
   2.160                    833,315                13,504               52,126             20,934
   2.170                          -                     -                    -                  -
   2.200                          -                     -                    -                  -
   2.260                    492,979               146,180              113,103            231,887
   2.270                          -                     -                    -                  -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295               $          -        $     98,527        $    158,987         $          -         $     14,827
   2.300                          -             165,970             624,802                    -               42,200
   2.395                     20,373                   -              68,476               55,594               16,031
   2.400                          -                   -                   -                    -                    -
   2.450                      6,166              18,964           1,089,634                8,561               61,538
   2.550                     23,668                   -              68,302                    -                2,111
   2.600                          -                   -                   -                    -                    -
   2.750                          -                   -                   -                    -                    -
   2.850                     98,456                   -                   -                    -                    -

PERSPECTIVE
 Standard Benefit        24,557,122          85,806,961         228,742,630           36,861,197           58,990,864
 Maximum Anniversary
    Value Benefit            23,005             126,343           1,157,422               14,747               67,733
 Earnings Protection
    Benefit                 138,190             574,755           1,421,039              208,018              123,793
 Combined Optional
    Benefits                      -              26,738           1,942,751                    -                8,243
                      ---------------     --------------      ----------------     -----------------    ---------------

Total                  $ 30,101,080        $ 99,366,446        $316,689,329         $ 41,053,076         $ 65,310,111
                      ===============     ==============      ================     =================    ===============



                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   2.295                $    58,435           $     12,030         $      2,904       $    12,804
   2.300                    639,955                 47,430               75,618            74,214
   2.395                     10,138                 27,781               34,690            25,669
   2.400                          -                      -                    -                 -
   2.450                    551,565                 37,030               25,242           178,034
   2.550                     49,027                 17,866               28,811            79,187
   2.600                          -                      -                    -                 -
   2.750                     23,007                      -                    -                 -
   2.850                          -                      -                    -                 -

PERSPECTIVE
 Standard Benefit       215,568,594            203,083,808          185,708,049        66,448,986
 Maximum Anniversary
    Value Benefit           686,012                322,916              565,759           292,168
 Earnings Protection
    Benefit                 718,941                361,240              340,773           470,599
 Combined Optional
    Benefits                168,587                 12,566               20,486            67,697
                       ------------------    -----------------    ----------------   -------------------

Total                   $254,324,137          $214,065,324         $196,824,482       $ 85,131,019
                       ==================    =================    ================   ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

The following is a summary for each of the five years in the period ended December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                     AIM/                                    AIM/                                Alliance
                                JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                   Growth         Premier Equity II         Growth             Growth              Growth
                                 Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                 -------------    -----------------     ---------------    ----------------   --------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                     $  7.935282       $  7.696877           $ 8.182448          $ 11.625507        $  7.309474
   Total Return *                       1.99%            -3.18%               -4.39%               -0.56%            -11.03%
   Ratio of Expenses **                 2.55%             2.55%                2.55%                2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                     $ 10.179667       $ 10.132618            10.882467          $ 10.172867        $ 10.078526
   Total Return *                       1.80%             1.33%                8.82%                1.73%              0.79%
   Ratio of Expenses **                 1.60%             1.50%                1.70%                1.70%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a               n/a                  n/a          $ 22.361323         $ 7.961782
   Total Return *                         n/a               n/a                  n/a              -14.64%            -20.38%
   Ratio of Expenses **                   n/a               n/a                  n/a                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a               n/a                  n/a          $ 26.196339                n/a
   Total Return *                         n/a               n/a                  n/a               31.94%                n/a
   Ratio of Expenses **                   n/a               n/a                  n/a               1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a               n/a                  n/a          $ 19.855359                n/a
   Total Return *                         n/a               n/a                  n/a               43.64%                n/a
   Ratio of Expenses **                   n/a               n/a                  n/a                1.40%                n/a
------------------------------------------------------------------------------------------------------------------------------------



                                                       Eagle/JNL        First Trust/JNL      First Trust/JNL      First Trust/JNL
                                   Eagle/JNL Core      SmallCap         Communications           Energy          Financial Sector
                                  Equity Portfolio  Equity Portfolio  Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)
                                  ----------------  ----------------  --------------------  -----------------    -----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 12.428983      $ 11.260062        $  4.572431           $  8.837502         $  7.851446
   Total Return *                       -20.41%           -3.06%            -46.46%                -5.04%             -15.42%
   Ratio of Expenses **                   2.55%            2.55%              1.60%                 1.60%               1.60%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 10.135060      $ 10.969787        $  8.540138           $  9.306743         $  9.283242
   Total Return *                         1.35%            9.70%            -14.60%                -6.93%              -7.17%
   Ratio of Expenses **                   1.70%            1.70%              1.60%                 1.60%               1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 18.999703      $ 14.067072        $ 10.792021           $ 14.611337         $ 11.183746
   Total Return *                        -1.11%          -14.44%            -27.98%                43.27%              25.55%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%               1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                            21.83%           17.61%             49.85%                 1.99%             -10.92%
   Total Return *                         1.40%            1.40%              1.40%                 1.40%               1.40%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 15.770360      $ 13.980398                n/a                   n/a                 n/a
   Total Return *                        14.92%           -0.16%                n/a                   n/a                 n/a
   Ratio of Expenses **                   1.40%            1.40%                n/a                   n/a                 n/a

------------------------------------------------------------------------------------------------------------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         AIM/                                    AIM/                                Alliance
                                    JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                       Growth         Premier Equity II         Growth             Growth              Growth
                                     Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                     -------------      -------------         -------------       ---------         -------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.066239        $ 7.824266            $ 8.317290         $12.861002         $ 7.821585
   Total Return *                         -24.74%           -25.09%               -25.17%            -28.91%            -26.52%
   Ratio of Expenses **                     1.15%             1.15%                 1.15%              1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.943639        $11.023327            $11.572006         $19.411734         $ 6.706400
   Total Return *                           9.44%            10.23%                15.72%            -13.19%            -15.77%
   Ratio of Expenses **                     1.40%             1.40%                 1.40%              1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                                 n/a               n/a                   n/a         $22.361323         $ 7.961782
   Total Return *                             n/a               n/a                   n/a            -14.64%            -20.38%
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a               n/a                   n/a         $26.196339                n/a
   Total Return *                             n/a               n/a                   n/a             31.94%                n/a
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a               n/a                   n/a         $19.855359                n/a
   Total Return *                             n/a               n/a                   n/a             43.64%                n/a
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%                n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                       Eagle/JNL        First Trust/JNL       First Trust/JNL       First Trust/JNL
                                   Eagle/JNL Core      SmallCap         Communications            Energy           Financial Sector
                                  Equity Portfolio  Equity Portfolio  Sector Portfolio (a)   Sector Portfolio (a)    Portfolio (a)
                                  ----------------  ----------------  --------------------   -----------------     -----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                        $13.560918       $12.297205        $ 2.999411              $10.207599            $ 8.265111
   Total Return *                       -17.84%          -22.60%           -46.35%                  -4.85%               -15.25%
   Ratio of Expenses **                   1.15%            1.15%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                        $16.887707       $15.391211        $ 5.590939              $10.728103            $ 9.752820
   Total Return *                       -11.12%            9.41%           -48.19%                 -26.58%               -12.79%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                        $18.999703       $14.067072        $10.792021              $14.611337            $11.183746
   Total Return *                        -1.11%          -14.44%           -27.98%                  43.27%                25.55%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                        $19.212807       $16.442055        $14.985024              $10.198555            $ 8.907599
   Total Return *                        21.83%           17.61%            49.85%                   1.99%               -10.92%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                        $15.770360       $13.980398               n/a                     n/a                   n/a
   Total Return *                        14.92%           -0.16%               n/a                     n/a                   n/a
   Ratio of Expenses **                   1.40%            1.40%               n/a                     n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                           AIM/                                    AIM/                                Alliance
                                      JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                         Growth         Premier Equity II         Growth             Growth              Growth
                                       Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                       -------------      -------------         -------------       ---------         -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)              $ 6,522           $ 4,773               $ 12,081          $ 143,546           $ 25,761
   Units Outstanding (in thousands)           812               614                  1,459             11,267              5,111
   Investment Income Ratio *                0.00%             0.00%                  0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)              $   457           $   821               $  1,812          $ 287,298           $ 31,784
   Units Outstanding (in thousands)            42                75                    157             14,810              4,723
   Investment Income Ratio *                0.00%             0.00%                  0.00%              0.00%              0.06%


PERIOD ENDED DECEMBER 31, 2000
  Net Assets (in thousands)                   n/a               n/a                    n/a          $ 360,827           $ 17,782
   Units Outstanding (in thousands)           n/a               n/a                    n/a             16,136              2,233
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                  n/a               n/a                    n/a          $ 335,295                n/a
   Units Outstanding (in thousands)           n/a               n/a                    n/a             12,799                n/a
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%                n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                  n/a               n/a                    n/a          $ 152,985                n/a
   Units Outstanding (in thousands)           n/a               n/a                    n/a              7,705                n/a
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%                n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                         Eagle/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL
                                        Eagle/JNL Core   SmallCap     Communications       Energy          Financial
                                            Equity        Equity         Sector            Sector            Sector
                                           Portfolio     Portfolio    Portfolio (a)     Portfolio (a)     Portfolio (a)
                                           ---------     ---------    -------------     -------------     -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)               $ 55,566      $ 60,051       $ 6,113           $  7,405          $  14,179
   Units Outstanding (in thousands)           4,214         5,120         2,009                731              1,718
   Investment Income Ratio *                  0.72%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               $ 73,384      $ 84,569      $ 10,464           $  7,469          $  15,911
   Units Outstanding (in thousands)           4,353         5,502         1,859                700              1,633
   Investment Income Ratio *                  0.49%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2000
  Net Assets (in thousands)               $ 86,430      $ 67,664      $ 12,498            $ 5,227           $ 11,280
   Units Outstanding (in thousands)          4,549         4,810         1,158                358              1,009
   Investment Income Ratio *                 0.00%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)              $ 60,606      $ 51,841      $  5,048            $   762           $  2,497
   Units Outstanding (in thousands)          3,154         3,153           337                 75                280
   Investment Income Ratio *                 0.00%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)              $ 28,850      $ 31,799           n/a                n/a                n/a
   Units Outstanding (in thousands)          1,829         2,275           n/a                n/a                n/a
   Investment Income Ratio *                 0.00%         0.00%           n/a                n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            First Trust/JNL
                                  First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL     First Trust/JNL
                                   Global Target       Leading Brands         Healthcare           Target 25        Target Small-Cap
                                  15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)      Portfolio (a)
                                  ----------------   --------------------  --------------------   -------------      -------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                        $ 6.843038        $  9.287579           $  6.804344           $  7.327916        $ 10.950660
   Total Return *                       -15.17%             -7.44%               -31.72%               -14.46%            -10.76%
   Ratio of Expenses **                   2.55%              1.60%                 1.60%                 2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                        $ 9.985637        $ 10.033840           $  9.966043           $ 10.106589        $  9.699679
   Total Return *                        -0.14%              0.34%                -0.34%                 1.07%             -3.00%
   Ratio of Expenses **                   1.60%              1.60%                 1.60%                 1.60%              1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                        $ 8.559189        $ 10.096709           $ 13.318647           $  7.775739        $ 14.816995
   Total Return *                        -4.13%              6.47%                37.70%                -5.66%             20.52%
   Ratio of Expenses **                   1.40%              1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                        $ 8.927459         $ 9.483564            $ 9.672242           $  8.242260        $ 12.293877
   Total Return *                       -10.73%             -5.16%                -3.28%               -17.58%             22.94%
   Ratio of Expenses **                   1.40%              1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                               n/a                n/a                   n/a                   n/a                n/a
   Total Return *                           n/a                n/a                   n/a                   n/a                n/a
   Ratio of Expenses **                     n/a                n/a                   n/a                   n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------


                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                            $ 5.639598          $ 7.355307        $ 7.930959          $ 7.053485        $ 16.386595
   Total Return *                           -38.20%              -8.82%           -13.40%             -21.32%             -1.72%
   Ratio of Expenses **                       1.60%               2.55%             1.60%               2.55%              2.45%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                            $ 9.125464          $ 9.429791        $ 9.157806          $ 8.347564        $ 10.223520
   Total Return *                            -8.75%              -5.70%            -8.42%             -16.52%              2.24%
   Ratio of Expenses **                       1.60%               1.60%             1.60%               1.60%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                           $ 11.928024          $ 9.000115        $ 7.599463         $ 11.722368        $ 30.827345
   Total Return *                           -21.95%               3.82%            -1.76%               6.73%            -22.04%
   Ratio of Expenses **                       1.40%               1.40%             1.40%               1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                           $ 15.282937          $ 8.669269        $ 7.735808         $ 10.983059        $ 39.539999
   Total Return *                            52.83%             -13.31%           -22.64%               9.83%             91.73%
   Ratio of Expenses **                       1.40%               1.40%             1.40%               1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                   n/a                 n/a               n/a                 n/a        $ 20.622858
   Total Return *                               n/a                 n/a               n/a                 n/a             55.47%
   Ratio of Expenses **                         n/a                 n/a               n/a                 n/a              1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            First Trust/JNL
                                  First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL     First Trust/JNL
                                   Global Target       Leading Brands         Healthcare           Target 25        Target Small-Cap
                                  15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)      Portfolio (a)
                                  ----------------   --------------------  --------------------   -------------      -------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.185739           $ 8.436548            $ 8.369873            $ 7.694899         $11.499123
   Total Return *                     -19.91%               -7.25%               -31.59%               -20.90%            -24.47%
   Ratio of Expenses **                 1.15%                1.40%                 1.40%                 1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                      $ 8.381633           $ 9.096229            $12.234507            $ 8.758260         $14.040208
   Total Return *                      -2.07%               -9.91%                -8.14%                12.64%              1.40%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                      $ 8.559189           $10.096709            $13.318647            $ 7.775739         $14.816995
   Total Return *                      -4.13%                6.47%                37.70%                -5.66%             20.52%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                      $ 8.927459           $ 9.483564            $ 9.672242            $ 8.242260         $12.293877
   Total Return *                     -10.73%               -5.16%                -3.28%               -17.58%             22.94%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                  n/a                   n/a                   n/a                n/a
   Total Return *                         n/a                  n/a                   n/a                   n/a                n/a
   Ratio of Expenses **                   n/a                  n/a                   n/a                   n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------



                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                            $ 4.018247         $ 7.723705          $ 6.284536        $ 7.406712          $ 18.096612
   Total Return *                           -38.08%             -8.74%             -13.22%           -24.46%              -26.42%
   Ratio of Expenses **                       1.40%              1.15%               1.40%             1.15%                1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                            $ 6.488951         $ 8.613528          $ 7.242198        $ 9.086538          $ 21.212177
   Total Return *                           -45.60%             -4.30%              -4.70%           -22.49%              -31.19%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                           $ 11.928024         $ 9.000115          $ 7.599463       $ 11.722368          $ 30.827345
   Total Return *                           -21.95%              3.82%              -1.76%             6.73%              -22.04%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                           $ 15.282937         $ 8.669269          $ 7.735808       $ 10.983059          $ 39.539999
   Total Return *                            52.83%            -13.31%             -22.64%             9.83%               91.73%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                   n/a                n/a                 n/a               n/a          $ 20.622858
   Total Return *                               n/a                n/a                 n/a               n/a               55.47%
   Ratio of Expenses **                         n/a                n/a                 n/a               n/a                1.40%
------------------------------------------------------------------------------------------------------------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              First Trust/JNL
                                     First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL  First Trust/JNL
                                      Global Target       Leading Brands         Healthcare           Target 25     Target Small-Cap
                                     15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)   Portfolio (a)
                                     ----------------   --------------------  --------------------   -------------   -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 30,518           $ 9,465               $ 18,282                $ 37,494       $ 38,586
   Units Outstanding (in thousands)       4,289             1,118                  2,205                   4,921          3,428
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 8,075           $ 8,009               $ 24,492                 $ 8,406       $ 14,445
   Units Outstanding (in thousands)         960               879                  2,013                     956          1,043
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 5,039           $ 4,302               $ 17,462                 $ 3,569        $ 7,728
   Units Outstanding (in thousands)         589               426                  1,311                     459            522
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $ 2,034           $ 1,672                $ 4,046                 $ 1,856        $ 2,101
   Units Outstanding (in thousands)         228               176                    418                     225            171
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a               n/a                    n/a                     n/a            n/a
   Units Outstanding (in thousands)         n/a               n/a                    n/a                     n/a            n/a
   Investment Income Ratio *                n/a               n/a                    n/a                     n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------


                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)            $ 14,504            $ 80,796             $ 8,047            $ 41,227          $ 168,571
   Units Outstanding (in thousands)        3,570              10,562               1,265               5,639             11,456
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 20,046            $ 36,897             $ 6,910            $ 20,184          $ 334,493
   Units Outstanding (in thousands)        3,068               4,280                 949               2,225             15,788
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.05%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 20,077            $ 21,063             $ 5,040            $ 18,967          $ 541,957
   Units Outstanding (in thousands)        1,683               2,340                 663               1,618             17,580
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $  7,833             $ 7,786             $ 3,851             $ 9,190          $ 529,828
   Units Outstanding (in thousands)          513                 898                 498                 837             13,400
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                 n/a                 n/a                 n/a                 n/a          $ 141,046
   Units Outstanding (in thousands)          n/a                 n/a                 n/a                 n/a              6,839
   Investment Income Ratio *                 n/a                 n/a                 n/a                 n/a              0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced           JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock        International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------   ------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.175679      $ 12.363416        $ 14.124415           $ 5.716209          $ 6.003411
   Total Return *                          -8.63%           -1.48%            -28.13%               -0.63%               0.41%
   Ratio of Expenses **                     2.55%            2.55%              1.40%                2.55%              2.395%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $ 9.940104      $ 10.149811        $ 19.652291                  n/a                 n/a
   Total Return *                          -0.60%            1.50%            -24.58%                  n/a                 n/a
   Ratio of Expenses **                     1.70%            1.70%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $ 9.768824      $ 25.523710        $ 26.055594                  n/a                 n/a
   Total Return *                          -2.31%          -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a      $ 39.660324        $ 32.333028                  n/a                 n/a
   Total Return *                             n/a          121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a      $ 17.939602        $ 19.923187                  n/a                 n/a
   Total Return *                             n/a           33.28%             25.10%                  n/a                 n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                  n/a                 n/a
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                              Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 10.434434        $  8.887344         $ 10.593579        $ 8.431609           $ 8.398081
   Total Return *                          -7.39%            -10.10%               4.62%           -16.41%              -12.81%
   Ratio of Expenses **                     2.55%              2.55%               2.55%             2.55%                2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.591267        $ 10.735826                 n/a               n/a                  n/a
   Total Return *                           5.91%              7.36%                 n/a               n/a                  n/a
   Ratio of Expenses **                     1.70%              1.60%                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced           JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock        International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------   ------------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.480604      $ 13.758252        $ 14.124415         $ 6.014019            $ 6.376038
   Total Return *                          -5.65%          -22.79%            -28.13%            -20.27%                 0.86%
   Ratio of Expenses **                     1.15%            1.15%              1.40%              1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $ 9.199663      $ 15.051709        $ 19.652291                n/a                   n/a
   Total Return *                          -5.83%          -41.03%            -24.58%                n/a                   n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $ 9.768824      $ 25.523710        $ 26.055594                n/a                   n/a
   Total Return *                          -2.31%          -35.64%            -19.41%                n/a                   n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a      $ 39.660324        $ 32.333028                n/a                   n/a
   Total Return *                             n/a          121.08%             62.29%                n/a                   n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a      $ 17.939602        $ 19.923187                n/a                   n/a
   Total Return *                             n/a           33.28%             25.10%                n/a                   n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                n/a                   n/a

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                             Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 11.165350           $  9.509779           $ 10.735815     $ 8.543937             $ 8.510876
   Total Return *                      -15.82%               -18.23%                 7.85%        -12.50%                -15.35%
   Ratio of Expenses **                  1.15%                 1.15%                 1.15%          1.15%                  1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                      $ 11.201260           $ 11.428479                   n/a            n/a                    n/a
   Total Return *                       12.01%                14.28%                   n/a            n/a                    n/a
   Ratio of Expenses **                  1.40%                 1.40%                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced          JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock       International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------  -------------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 57,817        $ 121,683            $ 174,428             $ 6,939          $    438
   Units Outstanding (in thousands)       6,823           11,559               12,349               1,108                56
   Investment Income Ratio *              2.26%            0.00%                0.69%               0.10%             3.79%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)           $ 55,450        $ 239,280            $ 330,638                 n/a               n/a
   Units Outstanding (in thousands)       6,024           15,905               16,824                 n/a               n/a
   Investment Income Ratio *              2.86%            0.00%                1.46%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)           $ 23,964        $ 444,916            $ 527,597                 n/a               n/a
   Units Outstanding (in thousands)       2,453           17,431               20,249                 n/a               n/a
   Investment Income Ratio *              0.00%            0.00%                0.00%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                n/a        $ 477,834            $ 512,998                 n/a               n/a
   Units Outstanding (in thousands)         n/a           12,048               15,866                 n/a               n/a
   Investment Income Ratio *                n/a            0.00%                0.00%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a        $ 104,945            $ 223,980                 n/a               n/a
   Units Outstanding (in thousands)         n/a            5,850               11,242                 n/a               n/a
   Investment Income Ratio *                n/a            0.00%                0.00%                 n/a               n/a
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                              Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 29,045           $ 28,814            $ 12,446          $ 8,582               $ 11,541
   Units Outstanding (in thousands)       2,917              3,091               1,168            1,002                  1,341
   Investment Income Ratio *              0.47%              0.00%               8.39%            6.09%                  1.59%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)           $  1,210           $  1,848                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         108                162                 n/a              n/a                    n/a
   Investment Income Ratio *              0.93%              0.22%                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                 Mellon Capital         Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                    S&P 500                Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.601826           $ 7.827609            $  6.900125       $  6.743170            $ 12.295342
   Total Return *                     -11.94%              -17.20%                -13.58%            -1.43%                  3.95%
   Ratio of Expenses **                 2.55%                2.55%                  2.55%             2.55%                  2.75%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                             n/a                  n/a            $ 10.059130       $ 10.173866             $ 9.999267
   Total Return *                         n/a                  n/a                  0.59%             1.74%                 -0.01%
   Ratio of Expenses **                   n/a                  n/a                  1.70%             1.70%                  1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 15.848370       $ 12.141023       $ 11.380553        $ 10.912224      $ 13.480564
   Total Return *                          -7.73%            -1.44%            -1.06%             -2.83%          -16.32%
   Ratio of Expenses **                     2.75%             2.55%             2.55%             2.095%            2.30%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.179363       $  9.978449       $  9.996379                n/a      $  9.302424
   Total Return *                           1.79%            -0.22%            -0.04%                n/a           -6.98%
   Ratio of Expenses **                     1.70%             1.70%             1.70%                n/a            1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 15.050615       $ 12.116816       $ 11.981511                n/a      $ 21.843635
   Total Return *                           6.75%            -6.93%             4.39%                n/a          -18.98%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 14.098638       $ 13.018395       $ 11.478156                n/a      $ 26.962051
   Total Return *                          -1.49%            -0.32%             3.21%                n/a           27.61%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 14.312344       $ 13.059903       $ 11.120886                n/a      $ 21.128997
   Total Return *                           8.53%             2.39%             3.53%                n/a           33.05%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  Mellon Capital        Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                     S&P 500               Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.704551            $ 7.933415          $ 7.062724           $ 6.902335           $ 13.284507
   Total Return *                     -21.66%               -20.14%             -20.66%              -23.39%                 6.02%
   Ratio of Expenses **                 1.15%                 1.15%               1.15%                1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                             n/a                   n/a          $ 9.183699           $ 9.330717           $  9.853514
   Total Return *                         n/a                   n/a              -8.16%               -6.69%                -1.46%
   Ratio of Expenses **                   n/a                   n/a               1.40%                1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 17.907821      $ 13.502664        $ 12.655683      $ 10.938551        $ 14.714245
   Total Return *                          -3.89%            1.74%             -0.09%            0.19%            -21.91%
   Ratio of Expenses **                     1.15%            1.15%              1.15%            1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 16.406881      $ 12.623859        $ 12.219546              n/a        $ 16.150439
   Total Return *                           9.01%            4.18%              1.99%              n/a            -26.06%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 15.050615      $ 12.116816        $ 11.981511              n/a        $ 21.843635
   Total Return *                           6.75%           -6.93%              4.39%              n/a            -18.98%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 14.098638      $ 13.018395        $ 11.478156              n/a        $ 26.962051
   Total Return *                          -1.49%           -0.32%              3.21%              n/a             27.61%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 14.312344      $ 13.059903        $ 11.120886              n/a        $ 21.128997
   Total Return *                           8.53%            2.39%              3.53%              n/a             33.05%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  Mellon Capital        Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                     S&P 500               Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)          $ 21,548            $ 9,632             $ 23,910             $ 6,557             $ 110,041
   Units Outstanding (in thousands)      2,716              1,200                3,398                 953                9,590
   Investment Income Ratio *             0.00%              2.62%                0.00%               0.00%                0.03%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               n/a                n/a             $  8,175             $ 3,841              $ 8,396
   Units Outstanding (in thousands)        n/a                n/a                  888                 411                  852
   Investment Income Ratio *               n/a                n/a                0.00%               0.24%                3.48%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)            $ 198,403      $ 117,270         $ 125,159           $  526            $ 139,925
   Units Outstanding (in thousands)        12,448          9,210            10,296               48               11,566
   Investment Income Ratio *                2.94%          7.89%             1.06%            0.00%                0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 196,863      $ 124,815         $ 142,100              n/a            $ 246,486
   Units Outstanding (in thousands)        12,007          9,895            11,642              n/a               15,273
   Investment Income Ratio *                3.37%          8.58%             3.28%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 150,992      $ 110,480         $ 102,033              n/a            $ 366,467
   Units Outstanding (in thousands)        10,032          9,118             8,517              n/a               16,777
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $ 140,146      $ 125,926         $ 131,898              n/a            $ 378,987
   Units Outstanding (in thousands)         9,940          9,673            11,491              n/a               14,056
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)            $  94,092      $  95,999         $  52,423              n/a            $ 176,397
   Units Outstanding (in thousands)         6,574          7,351             4,714              n/a                8,349
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $  8.492644       $  4.773797     $13.661166        $  8.688297      $ 9.493182
   Total Return *                           5.08%            -8.41%         -7.36%            -18.57%          -4.64%
   Ratio of Expenses **                     2.55%             2.55%          2.55%              2.45%           2.60%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.185585       $ 10.535055     $10.170710        $ 10.098331     $ 10.080578
   Total Return *                           1.86%             5.35%          1.71%              0.98%           0.81%
   Ratio of Expenses **                     1.70%             1.70%          1.70%              1.70%           1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 14.873269        $ 9.809143     $17.799644        $ 12.848558     $ 11.848978
   Total Return *                         -15.18%            -1.91%          5.48%            -10.63%          -2.99%
   Ratio of Expenses **                     1.40%             1.40%          1.40%              1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 17.534079               n/a     $16.874739        $ 14.376336     $ 12.214283
   Total Return *                          30.27%               n/a         -2.42%             33.50%          17.86%
   Ratio of Expenses **                     1.40%               n/a          1.40%              1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 13.459590               n/a     $17.292387        $ 10.769142     $ 10.363717
   Total Return *                          12.75%               n/a         10.92%              7.69%           3.64%
   Ratio of Expenses **                     1.40%               n/a          1.40%              1.40%           1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 S&P/JNL Equity
                                  S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                    Index 100       Index 50       Index 75         Growth            Growth
                                  Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                  -------------   -------------  -------------   ---------------   ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 8.450795     $ 7.657951     $ 8.073167       $ 7.665325        $ 7.661773
   Total Return *                        0.66%        -20.61%        -16.45%            3.02%           -20.01%
   Ratio of Expenses **                  2.55%          2.45%          2.26%            2.85%             2.45%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                              n/a            n/a            n/a       $ 9.830499        $ 9.819213
   Total Return *                          n/a            n/a            n/a           -1.70%            -1.81%
   Ratio of Expenses **                    n/a            n/a            n/a            1.60%             1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a            n/a            n/a      $ 12.748314       $ 12.605045
   Total Return *                          n/a            n/a            n/a          -16.38%           -15.25%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a            n/a            n/a      $ 15.244975       $ 14.872935
   Total Return *                          n/a            n/a            n/a           43.23%            41.20%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a            n/a            n/a      $ 10.643333       $ 10.533562
   Total Return *                          n/a            n/a            n/a            6.43%             5.34%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 9.450867         $ 4.954798     $15.204304       $ 9.239838       $ 10.167376
   Total Return *                         -22.02%            -27.46%        -18.87%          -18.27%            -7.60%
   Ratio of Expenses **                     1.15%              1.15%          1.15%            1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 11.690454         $ 7.063306     $16.439324      $ 11.328490       $ 11.132321
   Total Return *                         -21.40%            -27.99%         -7.64%          -11.83%            -6.05%
   Ratio of Expenses **                     1.40%              1.40%          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 14.873269         $ 9.809143     $17.799644      $ 12.848558       $ 11.848978
   Total Return *                         -15.18%             -1.91%          5.48%          -10.63%            -2.99%
   Ratio of Expenses **                     1.40%              1.40%          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 17.534079                n/a     $16.874739      $ 14.376336       $ 12.214283
   Total Return *                          30.27%                n/a         -2.42%           33.50%            17.86%
   Ratio of Expenses **                     1.40%                n/a          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 13.459590                n/a     $17.292387      $ 10.769142       $ 10.363717
   Total Return *                          12.75%                n/a         10.92%            7.69%             3.64%
   Ratio of Expenses **                     1.40%                n/a          1.40%            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 S&P/JNL Equity
                                  S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                    Index 100       Index 50       Index 75         Growth            Growth
                                  Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                  -------------   -------------  -------------   ---------------   ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 8.568248     $ 7.754044     $ 8.159377       $ 8.305062        $ 8.146720
   Total Return *                      -12.17%        -22.88%        -17.55%          -20.77%           -18.69%
   Ratio of Expenses **                  1.15%          1.15%          1.15%            1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                              n/a            n/a            n/a      $ 10.840320       $ 10.650135
   Total Return *                          n/a            n/a            n/a          -14.97%           -15.51%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a            n/a            n/a      $ 12.748314       $ 12.605045
   Total Return *                          n/a            n/a            n/a          -16.38%           -15.25%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a            n/a            n/a      $ 15.244975       $ 14.872935
   Total Return *                          n/a            n/a            n/a           43.23%            41.20%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a            n/a            n/a      $ 10.643333       $ 10.533562
   Total Return *                          n/a            n/a            n/a            6.43%             5.34%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)             $ 66,508         $ 13,389       $ 188,294        $ 92,401         $ 217,581
   Units Outstanding (in thousands)         7,270            2,712          14,475          10,140            21,723
   Investment Income Ratio *                0.92%            0.00%           0.98%           1.12%             1.90%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)             $ 87,535         $ 18,375       $ 286,114        $103,211         $ 181,163
   Units Outstanding (in thousands)         7,492            2,595          17,425           9,114            16,281
   Investment Income Ratio *                0.68%            0.00%           0.88%           3.32%             3.49%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)             $109,365         $ 18,055       $ 327,052        $ 90,764         $ 136,839
   Units Outstanding (in thousands)         7,353            1,841          18,374           7,064            11,549
   Investment Income Ratio *                0.00%            0.00%           0.00%           0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)             $ 96,567              n/a       $ 276,024        $ 40,119         $  71,738
   Units Outstanding (in thousands)         5,507              n/a          16,357           2,791             5,873
   Investment Income Ratio *                0.00%              n/a           0.00%           0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)             $ 64,992              n/a       $ 188,485        $  4,425         $  10,029
   Units Outstanding (in thousands)         4,829              n/a          10,900             411               968
   Investment Income Ratio *                0.00%              n/a           0.00%           0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        S&P/JNL Equity
                                         S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                           Index 100       Index 50       Index 75         Growth            Growth
                                         Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                         -------------   -------------  -------------   ---------------   ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)              $ 14,172         $ 1,968        $ 4,460          $ 30,101         $  99,366
   Units Outstanding (in thousands)          1,655             254            546             3,674            12,359
   Investment Income Ratio *                 0.00%           0.00%          0.00%             0.07%             0.10%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 39,809         $ 139,586
   Units Outstanding (in thousands)            n/a             n/a            n/a             3,673            13,112
   Investment Income Ratio *                   n/a             n/a            n/a             2.89%             2.44%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 39,094         $ 131,645
   Units Outstanding (in thousands)            n/a             n/a            n/a             3,067            10,444
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 18,048         $  59,412
   Units Outstanding (in thousands)            n/a             n/a            n/a             1,184             3,995
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                   n/a             n/a            n/a          $  3,237         $   5,037
   Units Outstanding (in thousands)            n/a             n/a            n/a               304               478
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

                                                                                          Salomon
                                     S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                     Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                      Growth            Growth          JNL Global       & Quality      JNL Established
                                  Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                  ---------------   ---------------    --------------  --------------   ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $  9.271417       $  8.138055       $ 14.453684      $ 13.758273      $ 16.941095
   Total Return *                       -13.79%           -16.71%             2.72%            6.88%          -20.46%
   Ratio of Expenses **                   2.55%             2.45%             2.55%            2.75%            2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 10.149076       $  9.641175       $  9.893917      $  9.623038      $ 10.122554
   Total Return *                         1.49%            -3.59%            -1.06%           -3.77%            1.23%
   Ratio of Expenses **                   1.70%             1.60%             1.70%            1.70%            1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 12.404623       $ 13.278227       $ 13.733876      $ 12.670276      $ 23.773963
   Total Return *                        -5.67%           -18.31%             5.69%            9.86%           -1.71%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                       $ 13.149997       $ 16.254341       $ 12.994254      $ 11.532926      $ 24.188462
   Total Return *                        24.98%            46.79%             0.45%           -3.86%           20.08%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 10.521690       $ 11.073010       $ 12.935516      $ 11.995720      $ 20.144276
   Total Return *                         5.22%            10.73%             1.04%            7.88%           26.01%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio (c)
                                    ----------------   -------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $19.275087         $ 8.815018
   Total Return *                          -6.04%            -20.33%
   Ratio of Expenses **                     2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $10.674784         $10.223967
   Total Return *                           6.75%              2.24%
   Ratio of Expenses **                     1.70%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $22.723490         $11.285351
   Total Return *                           5.68%             12.85%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                          $21.501764                n/a
   Total Return *                          22.28%                n/a
   Ratio of Expenses **                     1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                          $17.583364                n/a
   Total Return *                          19.80%                n/a
   Ratio of Expenses **                     1.40%                n/a
--------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          Salomon
                                     S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                     Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                      Growth            Growth          JNL Global       & Quality      JNL Established
                                  Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                  ---------------   ---------------    --------------  --------------   ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $  9.906787       $  8.656812      $ 16.087669      $ 15.545949        $ 18.843575
   Total Return *                        -9.76%           -19.70%            6.05%            8.67%            -20.88%
   Ratio of Expenses **                   1.15%             1.15%            1.15%            1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 11.333423       $ 11.295588      $ 14.464117      $ 13.369022        $ 21.041413
   Total Return *                        -8.64%           -14.93%            5.32%            5.51%            -11.49%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 12.404623       $ 13.278227      $ 13.733876      $ 12.670276        $ 23.773963
   Total Return *                        -5.67%           -18.31%            5.69%            9.86%             -1.71%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                       $ 13.149997       $ 16.254341      $ 12.994254      $ 11.532926        $ 24.188462
   Total Return *                        24.98%            46.79%            0.45%           -3.86%             20.08%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 10.521690       $ 11.073010      $ 12.935516      $ 11.995720        $ 20.144276
   Total Return *                         5.22%            10.73%            1.04%            7.88%             26.01%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%
--------------------------------------------------------------------------------------

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio (c)
                                    ----------------   -------------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $21.449599         $ 9.146925
   Total Return *                         -19.76%            -16.73%
   Ratio of Expenses **                     1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $22.072337         $11.213585
   Total Return *                          -2.87%             -0.64%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $22.723490         $11.285351
   Total Return *                           5.68%             12.85%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                          $21.501764                n/a
   Total Return *                          22.28%                n/a
   Ratio of Expenses **                     1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                          $17.583364                n/a
   Total Return *                          19.80%                n/a
   Ratio of Expenses **                     1.40%                n/a
--------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 Salomon
                                            S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                            Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                             Growth            Growth          JNL Global       & Quality      JNL Established
                                         Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                         ---------------   ---------------    --------------  --------------   ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)               $ 316,689          $ 41,053           $ 65,310        $ 254,324        $ 214,065
   Units Outstanding (in thousands)           32,471             4,804              4,226           17,287           13,419
   Investment Income Ratio *                   1.36%             0.07%              6.09%            4.30%            0.10%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               $ 287,776          $ 56,800           $ 58,712        $ 169,920        $ 335,281
   Units Outstanding (in thousands)           25,408             5,032              4,062           12,725           15,959
   Investment Income Ratio *                   3.15%             2.59%              5.90%            5.10%            0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)               $ 217,899          $ 56,823           $ 56,542        $ 104,633        $ 396,691
   Units Outstanding (in thousands)           17,566             4,279              4,117            8,258           16,686
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)               $ 109,309          $ 23,389           $ 51,597        $  91,843        $ 340,030
   Units Outstanding (in thousands)            8,312             1,439              3,971            7,964           14,058
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                $ 12,611           $ 2,442           $ 40,956        $  60,051        $ 209,481
   Units Outstanding (in thousands)            1,199               220              3,166            5,006           10,399
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%
------------------------------------------------------------------------------------------------------------------------------------


                                         T. Rowe Price/        T. Rowe
                                          JNL Mid-Cap         Price/JNL
                                        Growth Portfolio   Value Portfolio (c)
                                        ----------------   -------------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)                $ 196,824          $ 85,131
   Units Outstanding (in thousands)            11,531             9,300
   Investment Income Ratio *                    0.00%             0.01%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)                $ 306,109          $ 82,424
   Units Outstanding (in thousands)            13,896             7,359
   Investment Income Ratio *                    0.00%             1.09%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                $ 343,271          $ 15,567
   Units Outstanding (in thousands)            15,106             1,379
   Investment Income Ratio *                    0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                $ 250,672               n/a
   Units Outstanding (in thousands)            11,658               n/a
   Investment Income Ratio *                    0.00%               n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                $ 174,796               n/a
   Units Outstanding (in thousands)             9,941               n/a
   Investment Income Ratio *                    0.00%               n/a

----------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Jackson National Life Insurance Company and
        Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account - I, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Chicago, Illinois
February 14, 2003

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

Independent Auditors' Report                                                  1



Consolidated Balance Sheets                                                   2



Consolidated Income Statements                                                3



Consolidated Statements of Stockholder's Equity and Comprehensive Income      4



Consolidated Statements of Cash Flows                                         5



Notes to Consolidated Financial Statements                                    6

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."



/s/ KPMG LLP


Detroit, Michigan
January 31, 2003

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------------


                                                                                       DECEMBER 31,
ASSETS                                                                            2002               2001
                                                                           -------------------- ------------------
   Investments:
     Cash and short-term investments                                           $   5,121,400     $   2,076,095
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2002, $33,975,596; 2001,
        $31,953,139)                                                              35,168,706        31,932,494
        Equities (cost: 2002, $305,270; 2001, $289,469)                              256,135           288,852
     Mortgage loans, net of allowance                                              4,442,681         4,191,405
     Policy loans                                                                    714,205           700,434
     Other invested assets                                                         1,476,724         1,335,006
                                                                           -------------------- ------------------
         Total investments                                                        47,179,851        40,524,286

   Accrued investment income                                                         485,326           438,027
   Deferred acquisition costs                                                      1,941,876         2,162,951
   Reinsurance recoverable                                                           525,031           395,424
   Deferred income taxes                                                             276,770           234,752
   Value of acquired insurance, other intangibles and goodwill                       151,273           170,377
   Income taxes receivable from Parent                                                  -               72,563
   Other assets                                                                       74,793           188,292
   Variable annuity assets                                                         4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total assets                                                          $  55,020,445     $  49,312,504
                                                                           ==================== ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                  $   1,076,860     $     978,513
       Deposits on investment contracts                                           30,808,632        26,512,418
       Guaranteed investment contracts                                             2,607,408         3,695,179
     Trust instruments supported by funding agreements                             5,850,833         4,575,838
     Savings deposits                                                              1,045,830           836,682
     Reverse repurchase agreements                                                      -              889,678
     Notes and bank debt                                                           1,103,508         1,256,391
     Securities lending payable                                                    2,485,588           814,646
        Income taxes payable to Parent                                                85,399              -
     Other liabilities                                                             1,754,629         1,448,041
     Variable annuity liabilities                                                  4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total liabilities                                                        51,204,212        46,133,218
                                                                           -------------------- ------------------

     Minority interest                                                                66,228            86,802
                                                                           -------------------- ------------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800            13,800
     Additional paid-in capital                                                    2,484,228         1,869,780
     Accumulated other comprehensive income (loss), net of
       tax of $242,573 in 2002 and ($6,728) in 2001                                  449,382           (13,077)
     Retained earnings                                                               802,595         1,221,981
                                                                           -------------------- ------------------
         Total stockholder's equity                                                3,750,005         3,092,484
                                                                           -------------------- ------------------
         Total liabilities and stockholder's equity                            $  55,020,445     $  49,312,504
                                                                           ==================== ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------



                                                                         YEARS ENDED DECEMBER 31,
                                                               2002                2001               2000
                                                          -----------------  ------------------  -----------------
REVENUES
   Premiums                                                 $      152,694     $      223,149      $      230,801

   Net investment income                                         2,370,029          2,386,222           2,610,983

   Net realized losses on investments and change in
     fair value of hedging instruments                            (738,630)          (830,873)           (120,855)

   Fee income:
     Mortality charges                                             133,665            133,223             133,969
     Surrender charges                                              47,086             60,525              80,075
     Expense charges                                                18,795             15,947              17,820
     Variable annuity fees                                          66,069             75,483              75,905
     Net asset management fees                                      21,595             23,531              24,344
                                                          -----------------  ------------------  -----------------
   Total fee income                                                287,210            308,709             332,113
   Other income                                                     43,240             38,292              39,821
                                                          -----------------  ------------------  -----------------
     Total revenues                                              2,114,543          2,125,499           3,092,863
                                                          -----------------  ------------------  -----------------

BENEFITS AND EXPENSES
   Death benefits                                                  334,527            307,610             317,350
   Interest credited on deposit liabilities                      1,561,601          1,578,228           1,591,921
   Interest expense on trust instruments supported
      by funding agreements                                        144,619            184,010             155,192
   Interest expense on notes, bank debt and reverse repurchase
      agreements                                                    66,885             81,522              94,544
   Increase (decrease) in reserves, net of reinsurance             (34,457)            20,442             (47,448)
   Commissions                                                     427,882            303,249             361,672
   General and administrative expenses                             272,388            279,514             234,452
   Deferral of policy acquisition costs                           (556,120)           (391,412)          (429,358)
   Amortization of acquisition costs:
     Attributable to operations                                    340,567            181,116             237,416
     Attributable to net realized losses on investments
          and change in fair value of hedging instruments          (16,663)           (56,421)            (15,491)
   Amortization of acquired insurance, other intangibles and
     goodwill                                                       20,702             22,458              18,586
                                                          -----------------  ------------------  -----------------
     Total benefits and expenses                                 2,561,931          2,510,316           2,518,836
                                                          -----------------  ------------------  -----------------
     Pretax income (loss) before minority interest                (447,388)          (384,817)            574,027
   Minority interest                                                21,539             47,046              40,227
                                                          -----------------  ------------------  -----------------
     Pretax income (loss)                                         (425,849)          (337,771)            614,254
   Federal income tax expense (benefit)                           (148,463)          (117,062)            216,200
                                                          -----------------  ------------------  -----------------
     Income (loss) before cumulative effect of changes in
       accounting principles                                      (277,386)          (220,709)            398,054
   Cumulative effect of changes in accounting principles                 -           (199,866)                  -
                                                          -----------------  ------------------  -----------------
     NET INCOME (LOSS)                                      $     (277,386)    $     (420,575)     $      398,054
                                                          =================  ==================  =================

   Pro forma net income (loss) assuming the changes in
      accounting principles are applied retroactively                          $     (237,414)     $      167,101
                                                                             ==================  =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2002                 2001                  2000
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR                $       13,800       $       13,800       $       13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,869,780            1,570,063            1,360,982
    Capital contributions                                     614,448              299,717              209,081
                                                     -------------------  -------------------  --------------------
End of year                                                 2,484,228            1,869,780            1,570,063
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (13,077)            (427,088)            (465,836)
    Net unrealized investment gains, net of
       reclassification adjustment and net of
       tax of $249,302 in 2002; $223,243 in 2001
       and $20,864 in 2000                                    462,459              414,011               38,748
                                                     -------------------  -------------------  --------------------
End of year                                                   449,382              (13,077)            (427,088)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,221,981            1,773,661            1,551,912
    Net income (loss)                                        (277,386)            (420,575)             398,054
    Dividends paid to stockholder                            (142,000)            (131,105)            (176,305)
                                                     -------------------  -------------------  --------------------
End of year                                                   802,595            1,221,981            1,773,661
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                             $    3,750,005       $    3,092,484       $    2,930,436
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2002                 2001                 2000
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                      $     (277,386)      $     (420,575)      $      398,054
Net unrealized holding gains arising during
       the period, net of tax of $220,241 in 2002;
       $158,596 in 2001 and $24,218 in 2000                   408,489              293,951               44,976
Reclassification adjustment for gains (losses)
       included in net income, net of tax of
       $29,061 in 2002; $64,647 in 2001 and $(3,354)
       in 2000                                                 53,970              120,060               (6,228)
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                            $      185,073       $       (6,564)      $      436,802
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                                   2002                2001               2000
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                          $    (277,386)      $    (420,575)     $     398,054
     Adjustments to reconcile net income (loss) to net cash
       provided by operating activities:
         Net realized losses on investments and change in
              fair value of hedging instruments                       738,630             830,873            120,855
         Interest credited on deposit liabilities                   1,561,601           1,578,228          1,591,921
         Interest expense on trust instruments supported
           by funding agreements                                      144,619             184,010            155,192
         Other charges                                               (199,546)           (209,695)          (231,864)
         Amortization of discount and premium on investments          (33,979)             93,393            (23,962)
         Deferred income tax provision                               (285,863)           (101,474)            37,000
         Change in:
              Accrued investment income                               (47,299)             42,563            (35,349)
              Deferred acquisition costs                             (232,216)           (269,153)          (207,433)
              Value of acquired insurance, other intangibles
                and goodwill                                           20,702              22,458             18,586
              Income taxes payable to Parent                          182,410             (27,032)            20,841
              Other assets and liabilities, net                       137,677              11,723            (21,647)
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,709,350           1,735,319          1,822,194
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      6,835,958           5,732,067          3,877,665
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        4,939,946           3,000,900            912,953
         Mortgage loans                                               792,097           1,273,431            280,820
        Purchases of:
         Fixed maturities and equities available for sale         (14,253,070)        (12,763,596)        (5,915,958)
            Mortgage loans                                         (1,037,256)           (773,815)          (930,007)
     Acquisition of Highland Federal Bank                                  -                   -             (43,349)
     Other investing activities                                       805,888            (522,671)           149,523
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (1,916,437)         (4,053,684)        (1,668,353)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   8,789,168           6,876,598          7,578,354
         Withdrawals                                               (5,713,577)         (4,858,652)        (6,176,725)
     Net transfers to separate accounts                              (295,315)           (468,993)        (1,901,367)
     Proceeds from notes and bank debt                                427,424           1,052,639            374,384
     Payments on notes and bank debt                                 (580,719)           (418,930)          (167,213)
     Increase in savings deposits                                     177,411              67,797            175,997
     Payment of cash dividends to Parent                             (142,000)           (131,105)          (176,305)
     Capital contribution from Parent                                 590,000             251,800                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               3,252,392           2,371,154           (292,875)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                  3,045,305              52,789           (139,034)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,076,095           2,023,306          2,162,340
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                    $   5,121,400       $   2,076,095      $   2,023,306
                                                              ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; Curian Capital, LLC, a broker dealer; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). JNL has effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statements from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets or for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 carries forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     A reconciliation of reported net income to adjusted net income is as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Reported net income (loss)                       $   (277,386)        $  (420,575)       $   398,054

     Net income adjustment for FAS 133 and
           EITF 99-20                                                          181,264           (231,546)
     Goodwill amortization                                     -                 2,918                912

     Tax effect of goodwill amortization                       -                (1,021)              (319)
                                                     -----------------   ------------------  ------------------
       Pro forma net income (loss) assuming the
           changes in accounting principles are
           applied retroactively                      $   (277,386)       $   (237,414)       $   167,101
                                                      =================   ==================  ==================

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In January 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements." FIN 46 explains how to identify variable interest entities and how an enterprise assesses its interests in a variable interest entity. It also requires existing non-consolidated variable interest entities to be consolidated by their primary beneficiaries if the entities do not effectively disperse risks among the parties involved.

     Although not effective until January 31, 2003, if it is reasonably possible that an enterprise will consolidate or disclose information about a variable interest entity when FIN 46 becomes effective, certain disclosure of the variable interest entities and potential maximum exposure to loss is required in all financial statements initially issued after January 31, 2003.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Certain of the Company's investments may be considered significant variable interests, including its interests in PPM America High Yield CBO I, Ltd. ("HY CBO I"), PPM America High Yield CBO II, Ltd. ("HY CBO II"), and PPM America Structured Finance CBO I, Ltd. ("SF CBO I"), (collectively, "VIEs "). The VIEs are securitizations structured by a related party as traditional collateralized bond obligations whose purpose is to invest in a diversified portfolio of high yield bonds and structured finance securities using proceeds raised from the issuance of debt and equity interests.

     HY CBO I was structured in 1999 and has total assets of $403.1 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $46.9 million and $27.8 million, respectively, representing investments in outstanding debt of HY CBO I.

     HY CBO II was structured in 2000 and has total assets of $133.5 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $17.7 million and $8.1 million, respectively, representing investments in outstanding debt and equity interests of HY CBO II.

     SF CBO I was structured in 2000 and has total assets of $241.3 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $19.3 million and $13.3 million, respectively, representing investments in outstanding debt of SF CBO I.

     The Company believes its investments in the VIEs are unlikely to be considered primary beneficial interests and that consolidation will not be required under FIN 46. In that the Company has no future funding obligations to the VIE's, the maximum loss exposure is limited to its current investment.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2002 and 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in net realized losses on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2002 and 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets or other liabilities.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 9 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $447.2 million at December 31, 2002 and increased $6.1 million at December 31, 2001 to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization compared to 2001 of approximately $128.3 million primarily due to the poor equity market performance. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland, and the Fremont branch ("Fremont") acquired from Fremont Investment and Loan, located in California, in 2002. Fremont had total assets of $101.6 million and deposit liabilities of $103.2 million at the date of acquisition in 2002. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years. Beginning January 1, 2002, with the adoption of FAS 142, goodwill is no longer being amortized. Prior to 2002, goodwill was amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.4%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $4.1 billion at both December 31, 2002 and 2001.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2002 and 2001 totaled $1.8 billion and $0.5 billion, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,339.9 million and $5,074.6 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $45.6 million and $51.2 million at December 31, 2002 and 2001, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities is generally used to reduce the cost basis of the securities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,710.4 million and $4,487.8 million at December 31, 2002 and 2001, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $25.4 billion and $25.0 billion, respectively, at December 31, 2002 and $21.2 billion and $20.7 billion, respectively, at December 31, 2001.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.6 billion and $3.7 billion at December 31, 2002 and 2001, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $4.6 billion at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $1,047.8 million and $842.5 million at December 31, 2002 and 2001, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,093.4 million and $4,834.5 million at December 31, 2002 and 2001, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002 and 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $477.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.
                                                           PERCENT OF TOTAL
                                                           FIXED MATURITIES
          INVESTMENT RATING                                DECEMBER 31, 2002
                                                         ----------------------
          AAA                                                    11.3%
          AA                                                      7.7
          A                                                      31.1
          BBB                                                    42.3
                                                         ----------------------
              Investment grade                                   92.4
                                                          ----------------------
          BB                                                      4.3
          B and below                                             3.3
                                                         ----------------------
              Below investment grade                              7.6
                                                         ----------------------
              Total fixed maturities                            100.0%
                                                         ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $242.2 million and $167.3 million, respectively, at December 31, 2002. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2002 were $134.6 million and $92.8 million, respectively, and for the 12 months preceding December 31, 2001 were $87.7 million and $69.2 million, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED          FAIR
       DECEMBER 31, 2002                         COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,167    $           342    $        -       $         4,509
          U.S. Government agencies
               and foreign governments                2,726                415             -                 3,141
          Public utilities                        1,402,075             68,078            68,330         1,401,823
          Corporate securities
               and commercial loans              23,565,100          1,671,898           461,567        24,775,431
          Mortgage-backed securities              9,001,528            349,471           367,197         8,983,802
                                          ------------------- ------------------ ---------------- -------------------
               Total                       $     33,975,596    $     2,090,204     $     897,094   $    35,168,706
                                          =================== ================== ================ ===================

                                                                   GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED        UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,648    $           231     $          36   $         4,843
          U.S. Government agencies
               and foreign governments               47,543              2,371               -              49,914
          Public utilities                          757,532              9,035            18,437           748,130
          Corporate securities
               and commercial loans              19,789,499            560,972           689,024        19,661,447
          Mortgage-backed securities             11,353,917            309,861           195,618        11,468,160
                                          ------------------- ------------------ ---------------- --------------------
               Total                       $     31,953,139    $       882,470     $     903,115   $    31,932,494
                                          =================== ================== ================ ====================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):
                                              AMORTIZED         ESTIMATED
                                                 COST           FAIR VALUE
                                          ------------------ ------------------
     Due in 1 year or less                  $      688,812     $    715,683
     Due after 1 year through 5 years            5,205,404        5,430,147
     Due after 5 years through 10 years         13,890,464       14,704,960
     Due after 10 years through 20 years         2,974,129        3,082,827
     Due after 20 years                          2,215,259        2,251,287
     Mortgage-backed securities                  9,001,528        8,983,802
                                          ------------------ ------------------
          Total                             $   33,975,596     $ 35,168,706
                                          ================== ==================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.5 million and $3.1 million at December 31, 2002 and 2001 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

     Gross unrealized gains pertaining to equity securities at December 31, 2002 and 2001 were $9.2 million and $29.9 million, respectively. Gross unrealized losses pertaining to equity securities at December 31, 2002 and 2001 were $58.3 million and $30.6 million, respectively.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.1 million and $33.2 million at December 31, 2002 and 2001, respectively, are as follows (in thousands):
                                                      DECEMBER 31,
                                               2002                 2001
                                         -----------------    ------------------
           Residential                   $        805,174     $         694,096

           Commercial                           3,637,507             3,497,309
                                         -----------------    ------------------
                Total                    $      4,442,681     $       4,191,405
                                         =================    ==================

     At December 31, 2002, mortgage loans were collateralized by properties located in 40 states and Canada. Approximately 32% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives with positive fair values. Limited partnership income (loss) recognized by the Company was $(64.9) million, $(47.6) million and $73.5 million in 2002, 2001 and 2000, respectively.

     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                            DECEMBER 31,
                                             2002                                2001
                               ---------------------------------- ------------------------------------
                                  CONTRACTUAL/         NET           CONTRACTUAL/         NET
                                    NOTIONAL          FAIR             NOTIONAL          FAIR
                                     AMOUNT           VALUE             AMOUNT           VALUE
                               ------------------ ---------------- ------------------ ----------------
           Interest rate swaps   $ 11,935,364       $ (626,906)      $  10,539,125      $ (396,576)
           Cross-currency
              swaps                 2,727,853          155,709           3,040,723        (267,583)
           Put-swaptions           15,500,000           22,055          20,500,000          39,180
           Futures                      7,007              -                13,924             -
           Call options             1,778,550           80,213           1,701,907         289,100
           Equity index swaps         231,253          (52,888)            231,253         (31,991)

     During 2000, the Company recorded net expenses of $65.5 million on derivative instruments.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $2,417.6 million and $799.1 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $2,485.6 million and $814.6 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):
                                                                 YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Fixed maturities                            $                     $     2,186,400    $     2,149,175
                                                        2,353,722
     Other investment income                               79,559              255,829            513,478
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,433,281            2,442,229          2,662,653
     Less investment expenses                             (63,252)             (56,007)           (51,670)
                                                 -----------------    -----------------  ------------------
       Net investment income                     $      2,370,029      $     2,386,222    $     2,610,983
                                                 =================    =================  ==================

Net realized gains and losses on investments and change in fair value of hedging instruments are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Sales of fixed maturities
       Gross gains                                 $      262,050       $       90,044     $       43,458
        Gross losses                                     (215,243)            (138,197)           (55,497)
     Sales of equity securities
       Gross gains                                         11,238               26,546             32,577
       Gross losses                                        (8,664)             (20,107)            (1,520)
     Impairment losses                                   (529,145)            (600,595)          (141,079)
     Derivative instruments                              (258,866)            (216,178)           (11,126)
     Other invested assets, net                                 -               27,614             12,332
                                                 -----------------    -----------------  ------------------
       Total before minority interest                    (738,630)            (830,873)          (120,855)
     Minority interest                                     20,980               47,041             49,821
                                                 -----------------    -----------------  ------------------
       Total, net of minority interest             $                    $                  $
                                                         (717,650)            (783,832)           (71,034)
                                                 =================    =================  ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
6.   VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal, Highland and Fremont.

     In accord with FAS 142, the Company annually reviews the recoverability of the goodwill asset. At December 31, 2002, the goodwill asset was deemed to be recoverable, and, accordingly, no impairment adjustment was recorded.

     The amortization of acquired insurance, other intangibles and goodwill was as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Value of acquired insurance:
       Balance, beginning of year                     $   104,776         $   122,212         $   138,734
       Interest, at rates varying from 6.5% to 9.5%         8,953              10,625              12,201
       Amortization                                       (27,432)            (28,061)            (28,723)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                86,297             104,776             122,212
                                                    -----------------   ------------------  ------------------

     Other intangibles:
        Balance, beginning of year                         11,221              13,325               1,321
        Acquisitions and adjustments                        1,598                -                 13,154
        Amortization                                       (2,223)             (2,104)             (1,150)
                                                    -----------------   ------------------  ------------------
        Balance, end of year                               10,596              11,221              13,325
                                                    -----------------   ------------------  ------------------

     Goodwill:
       Balance, beginning of year                          54,380              56,256               1,838
       Acquisitions and adjustments                          -                  1,042              55,330
          Amortization                                       -                 (2,918)               (912)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                54,380              54,380              56,256
                                                    -----------------   ------------------  ------------------

     Value of insurance in force, other intangibles
       and goodwill:
          Balance, beginning of year                        170,377             191,793            141,893
          Acquisitions and adjustments                        1,598               1,042             68,484
             Net amortization                               (20,702)            (22,458)           (18,584)
                                                    -----------------   ------------------  ------------------
          Balance, end of year                        $    151,273        $     170,377       $    191,793
                                                    =================   ==================  ==================


     As noted previously, effective January 1, 2002, goodwill in the amount of $54.4 million is no longer amortized to earnings. The estimated future amortization expense of acquired insurance in force and core deposit intangibles, net of interest, is as follows (in thousands):

     2003                                         $ 21,979
     2004                                           23,233
     2005                                           24,472
     2006                                           25,685
     2007                                            1,183
     Thereafter                                        341
                                              --------------
          Total                                   $ 96,893
                                              ==============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS

     Savings deposits are summarized as follows at December 31, 2002 and 2001 (in thousands):

                                                           2002                                 2001
                                              --------------------------------     --------------------------------
                                                                  WEIGHTED                             WEIGHTED
                                                                   AVERAGE                             AVERAGE
                      TYPE                       AMOUNT             RATE                  AMOUNT        RATE
                                              --------------    --------------    --------------    ---------------
     Demand deposits                            $    67,075         0.35%             $  54,876          0.65%
     Non-interest bearing deposits                   23,345         0.00                 19,561          0.00
     Passbook                                       125,948         0.50                 59,567          1.75
     Money market checking and savings               70,740         2.12                 70,419          2.66
     Time deposits                                  758,722         3.51                632,259          4.45
                                              --------------    --------------    --------------    ---------------
          Total                                 $ 1,045,830         2.92%             $ 836,682          3.75%
                                              ==============    ==============    ==============    ===============

     The contractual maturities of time deposits, by year, at December 31, 2002 are as follows:

     Years Ending December 31,
     -------------------------
             2003                                 $ 396,356
             2004                                   108,665
             2005                                    43,708
             2006                                    45,184
             Thereafter                             164,809
                                              --------------
                Total                             $ 758,722
                                              ==============

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                               2002                  2001                 2000
                                                        -------------------    -----------------    -----------------
     Demand, passbook and money market                         $     4,091           $    5,189           $    1,457
     Time deposits                                                  27,644               31,481               15,533
                                                        -------------------    -----------------    -----------------
          Total                                                $    31,735           $   36,670           $   16,990
                                                        ===================    =================    =================

     Time deposits greater than $100,000 totaled approximately $340.1 million and $239.4 million at December 31, 2002 and 2001, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2002 and 2001 are as follows (in thousands):

                                                                   2002                             2001
                                                        ----------------------------    -----------------------------
                                                          CARRYING      ESTIMATED         CARRYING       ESTIMATED
                                                           AMOUNT       FAIR VALUE         AMOUNT       FAIR VALUE
                                                        -------------- -------------    -------------- --------------
       Surplus notes                                     $    249,212   $   288,065       $   249,202    $   264,785
       Advances from the Federal Home Loan Bank               384,388       394,558           353,942        361,323
       PPMA Funds                                             199,385       191,553           203,247        192,978
       Tuscany                                                270,523       270,523           450,000        450,000
                                                        -------------- -------------    -------------- --------------
                 Total                                    $ 1,103,508   $ 1,144,699       $ 1,256,391    $ 1,269,086
                                                        ============== =============    ============== ==============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2002, 2001 and 2000.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal utilizes the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, maturing in years through 2008, totaled $384.4 million and $353.9 million at December 31, 2002 and 2001, respectively, at weighted average interest rates of 3.33% and 4.75%, respectively. Fixed rate advances totaled $356,550 and $342,900 at December 31, 2002 and 2001, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $839.7 million and $832.5 million at December 31, 2002 and 2001, respectively. Interest paid totaled $15.1 million, $17.2 million and $5.2 million in 2002, 2001 and 2000, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.56% to 3.69% and 8.22% to 8.63%, respectively.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.63% to 5.06% and 7.38% to 8.13%, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Outstanding debt balances on the PPMA Funds at December 31, 2002 and 2001 are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2002:
         Subordinated secured notes                   $  33,319         $ 45,000        $  78,319
         Revolving credit facility                       78,375           42,691          121,066
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,694         $ 87,691        $ 199,385
                                                  ==============    =============    =============

         DECEMBER 31, 2001:
         Subordinated secured notes                   $  32,539         $ 45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,289         $ 91,958        $ 203,247
                                                  ==============    =============    =============

     Interest expense on the debt totaled $19.0 million, $15.8 million and $24.2 million in 2002, 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2002 and 2001 was 2.16% and 2.52%, respectively. The subordinated floating rate notes were sold to the Company and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2002 and 2001, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $365.9 million and $664.3 million during 2002 and 2001, respectively, at weighted average interest rates of 1.43% and 4.13%, respectively. Interest paid totaled $5.2 million, $27.4 million and $44.3 million in 2002, 2001 and 2000, respectively. The highest level of short-term borrowings at any month end was $521.4 million in 2002, and $1.0 billion in 2001.

10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the transaction was immaterial, as the initial reinsurance premium approximated the reinsurance recoverable arising under the treaty.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
10.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Direct life premiums                              $     338,093     $       337,250      $      341,078
     Assumed life premiums                                      (277)              3,519               4,324
     Less reinsurance ceded:
       Life                                                 (126,122)           (117,620)           (114,601)
       Annuity                                               (59,000)               -                   -
                                                     ------------------ ------------------  -----------------
         Total net premiums                            $     152,694     $       223,149      $      230,801
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                 DECEMBER 31,
                                                           2002               2001
                                                     ------------------ ------------------
     Ceded reserves:
       Life                                            $   440,284        $      373,481
       Annuity                                              58,240                  -
     Ceded claims liability                                 14,071                 8,890
     Ceded - other                                          12,436                13,053
                                                     ------------------ ------------------
       Total                                           $   525,031        $      395,424
                                                     ================== ==================

     Reserves reinsured through Brooke Life were $65.4 million and $68.4 million at December 31, 2002 and 2001, respectively. Reserves reinsured through PARC were $58.2 million at December 31, 2002.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Current tax (benefit) expense                      $      137,400    $    (15,588)       $    179,200
     Deferred tax (benefit) expense                           (285,863)       (101,474)             37,000
                                                     ------------------ ------------------  -----------------
     Federal income tax (benefit) expense               $     (148,463)   $   (117,062)       $    216,200
                                                     ================== ==================  =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2002, 2001 and 2000 as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Income taxes at statutory rate                   $     (149,047)    $     (118,220)     $     214,989

     Other                                                       584              1,158              1,211
                                                     ------------------ ------------------  -----------------
     Provision for federal income taxes               $     (148,463)    $     (117,062)     $     216,200
                                                     ================== ==================  =================
     Effective tax rate                                         34.9%              34.7%              35.2%
                                                     ================== ==================  =================

     Federal income taxes paid (received) were $(45.0) million, $71.0 million and $148.6 million in 2002, 2001 and 2000, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      2002                2001
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                                    $       573,634     $      502,755
     Difference between financial reporting and the tax basis of:
          Investments                                                                     619,462            310,272
          Deferred compensation                                                            30,757             26,711
     Net unrealized losses on available for sale securities                                     -              9,054

     Other, net                                                                            18,794             22,620
                                                                                ------------------ -------------------
     Total gross deferred tax asset                                                     1,242,647            871,412
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                          (524,287)          (596,876)
     Difference between financial reporting and the tax basis of:
       Value of the insurance in-force                                                    (30,204)           (36,672)

        Other assets                                                                       (2,194)            (2,936)

     Net unrealized gains on available for sale securities                               (398,715)                 -

     Other, net                                                                           (10,477)              (176)
                                                                                ------------------ -------------------
     Total gross deferred tax liability                                                  (965,877)          (636,660)
                                                                                ------------------ -------------------

     Net deferred tax asset                                                       $       276,770    $       234,752
                                                                                ================== ===================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2002, the Company had a federal tax capital loss carryforward of approximately $58.0 million, which will expire in the years 2006 and 2007.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2002 and 2001, the Company's reserve for future state guaranty fund assessments was $41.0 million and $45.0 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company previously offered synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $0 and $31.3 million at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
12.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

     The Company has unfunded commitments related to its investments in limited partnerships totaling $482.8 million at December 31, 2002.

     The Company leases office space and equipment under several operating leases that expire at various dates through 2010. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $6.3 million, $6.8 million and $6.1 million in 2002, 2001 and 2000, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

           2003                      $ 18,227
           2004                        16,473
           2005                        15,371
           2006                         4,662
           2007                         4,627
           Thereafter                   7,305
                                 -------------
           Total                     $ 66,665
                                 =============

13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2003, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $289 million.

     The Company received capital contributions from its parent of $614.4 million in 2002 and $299.7 million in 2001. The capital contributions included $24.4 million and $19.3 million in 2002 and 2001, respectively, from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $142.0 million, $131.1 million and $176.3 million in 2002, 2001 and 2000, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,888.9 million and $2,450.1 million at December 31, 2002 and December 31, 2001, respectively. Statutory net income (loss) of the Company was $(258.4) million, $(201.6) million and $243.8 million in 2002, 2001 and 2000, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     The Company, with the explicit permission of the Michigan Commissioner of Insurance, has recognized at December 31, 2002, the reserve credit for reinsurance ceded to an unauthorized affiliated reinsurer. Collateral, in the form of letters of credit, was secured on January 30, 2003. This permitted practice resulted in an increase to statutory surplus of $388.6 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2002, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
14.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $32.9 million, $28.5 million and $27.1 million to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.1 million, $5.9 million and $5.8 million in 2002, 2001 and 2000, respectively.